    [AB FUNDS LOGO]

          [AB FUNDS TRUST LOGO]

          Annual Report

          DECEMBER 31, 2002

                                         BLENDED FUNDS:

                                            -  FLEXIBLE INCOME FUND
                                            -  GROWTH & INCOME FUND
                                            -  CAPITAL OPPORTUNITIES FUND
                                            -  GLOBAL EQUITY FUND
                                         SELECT FUNDS:

                                            -  MONEY MARKET FUND
                                            -  LOW-DURATION BOND FUND
                                            -  MEDIUM-DURATION BOND FUND
                                            -  EXTENDED-DURATION BOND FUND
                                            -  EQUITY INDEX FUND
                                            -  VALUE EQUITY FUND
                                            -  GROWTH EQUITY FUND
                                            -  SMALL CAP EQUITY FUND
                                            -  INTERNATIONAL EQUITY FUND

                                 AB Funds Trust
       Annuity Board of the Southern Baptist Convention ("Annuity Board")
                 SBC Financial Services, Inc. ("SBC Financial")
                     SBC Trust Services, Inc. ("SBC Trust")
                        PFPC Distributors, Inc. ("PFPC")

                     NOTICE CONCERNING YOUR PRIVACY RIGHTS

     This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed above: individual retirement accounts ("IRAs") and/or personal mutual fund accounts.

     The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

     We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

     - Information we receive from you on applications or other forms;

     - Information about your transactions with us, our affiliates or others (including our third-party service providers);

     - Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

     - Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

     We may disclose such nonpublic personal financial information about you to one or more of our affiliates. An affiliate of an organization means any entity that controls, is controlled by, or is under common control with that organization. For example, the Annuity Board, SBC Financial and SBC Trust are affiliates of one another. AB Funds Trust, Annuity Board, SBC Financial, SBC Trust and PFPC do not sell your personal information to nonaffiliated third parties.

     We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic, and procedural safeguards to guard your personal information.

     These procedures will continue to remain in effect after you cease to receive financial products and services from us.

     If you have any questions concerning our customer information policy, please contact a customer service representative at 1-800-262-0511.

TABLE OF CONTENTS

Letter from the President                      2
From the Chief Investment Officer              3
Blended Funds:
   Flexible Income                             7
   Growth & Income                            10
   Capital Opportunities                      13
   Global Equity                              16
Financial Statements                          19
Select Funds:
Money Market                                  26
Low-Duration Bond                             30
Medium-Duration Bond                          38
Extended-Duration Bond                        53
Equity Index                                  59
Value Equity                                  67
Growth Equity                                 78
Small Cap Equity                              87
International Equity                         106
Financial Statements                         116
Notes to Financial Statements                133
Report of Independent Accountants            149
Fund Management                              150

LETTER FROM THE PRESIDENT

                                                               February 20, 2003

[O. S. HAWKINS PHOTO]

Dear Fellow Shareholder,

We are pleased to bring you the AB Funds Trust annual report for 2002 covering the first full calendar year of financial operations for AB Funds Trust. We hope that you will find the information valuable.

This report covers a period of the greatest economic, political, and investment uncertainty that we have seen in decades. We remain convinced as to the United States' leading role in the global economy and are confident that better days lie ahead for investors. While we are encouraged by recent market trends, predicting the direction of market movements is as unpredictable as the times in which we live. In these times of uncertain markets, investors should remember their long-term goals and the basic principles of investing including diversification of their portfolio and a regular investment plan.

In good times as well as bad, we are committed to the disciplined and rigorous investment process that has become a valued hallmark of AB Funds Trust. This process results in diversified investment portfolios that bring to bear, for the benefit of our shareholders, the world's best intellectual capital to navigate your portfolios through these rough waters.

Thank you for choosing to invest in AB Funds Trust. If you have questions regarding the content of this report, please call us at 1-800-262-0511 or visit our Web site at www.absbc.org. Our customer service specialists are ready to serve you.

Sincerely,

/s/ O. S. Hawkins

O. S. Hawkins

FROM THE CHIEF INVESTMENT OFFICER

[RODRIC E. CUMMINS PHOTO]

Rodric E. Cummins, CFA
                      Throughout the past few years, there have been frequent debates about the nature and duration of the current equity bear market. Volumes of commentary have been written suggesting that on a time-served basis, this bear market should be over, yet 2002 marked the third consecutive year of negative returns in global equity markets. Unfortunately, bear markets, particularly the big ones, are not a slave to time. Rather they patiently await fundamental investment and economic change before being laid to rest. We, as do all investors, hope that a turning point in the investment cycle is near.

                      Equity investors found a reprieve in the fourth quarter as global equity markets posted a strong rally to close out the year. However, despite an 8.44% return for the quarter, the S&P 500 Index still posted a return of -22.10% for the year, making 2002 the worst year in the current 3-year bear market. During that time, bond investments have provided an important refuge to protect asset accumulations for investors who followed a well-diversified portfolio strategy. Since December 1999, bonds have outperformed stocks by 87%, the widest margin since the Great Depression. In 2002, bonds once again provided a much needed balance to equity investments by posting a 10.25% return, as measured by the Lehman Brothers Aggregate Bond Index.

ASSET CLASS PERFORMANCE COMPARISON

The following graph illustrates the performance of the major asset classes during 2002. As evidenced by the graph, bonds were the best performing asset class during the year, materially outperforming their equity counterparts. Regarding the equity markets, international stocks, as measured by the MSCI ACWI(R) Free -- Ex U.S., were the best performing segment outpacing both large-cap and small-cap U.S. stocks.

[ASSET CLASS BAR CHART]

                                                                          4TH QTR                             1 YEAR
                                                                          -------                             ------
S&P 500(R)(1)                                                               8.44                               -22.1
Russell 3000(R)(2)                                                          8.02                              -21.54
MSCI ACWI(R) Free Ex-US(3)                                                  6.86                              -14.67
LB Aggregate(4)                                                             1.57                               10.25

(1)The S&P 500(R) Index includes 500 of the largest stocks (in terms of market value) in the United States.

(2)The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization.

(3)The MSCI ACWI(R) (All Country World Index) Free Ex-US is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the US.

(4)The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investor's Service, Standard and Poor's(R) Corporation, or Fitch Investor's Service, in that order.

On the economic front, monetary and fiscal policies continued to be very aggressive toward economic stimulus. Had there been any doubt before, the Federal Reserve ("Fed") showed its hand during the fourth quarter by signaling that deflation is the operative macro-risk shaping stimulus policies. The Fed provided a surprising .50% cut in the Fed Funds rate, the twelfth reduction since the beginning of the bear market. This action, combined with the Bush Administration's economic stimulus package, communicates a consistent message that deflation will not be tolerated, even at the risk of future inflationary pressures.

OUTLOOK

The numerous economic, social and political factors that shaped the investment climate in 2002 pose as much uncertainty today as a year ago. Issues such as a potential war with Iraq; escalating tensions in North Korea; terrorism; high oil prices; the risk of a double-dip recession; corporate malfeasance; and debt-ladened consumers need not be mentioned except for the fact that in doing so we recognize just how familiar these well-worn issues have become in everyday life. It is in this familiarity that investors may find hope that markets have at least partially discounted current prices to reflect the uncertainty and downside risks of these occurrences. Unfortunately, market discounts are not as evident as one would hope. Current U.S. equity valuations are not cheap by historical standards and current equity prices are still well above historic bear market lows.

Market consensus indicates that economic growth will continue throughout 2003 (albeit at modest rates), corporate profits will rise, and monetary and fiscal policy will remain very stimulative. With the absence of further geopolitical shocks, these factors may signal an end to the long-term secular decline in interest rates for bond investors as economic growth and aggressive stimulative policies heighten the risk of future inflationary pressures. For equity investors, a number of uncertainties cloud the outlook for 2003. Against the existing geopolitical background, it is unlikely that we will see in the coming year a return to the glory days of double-digit equity gains.

U.S. ECONOMY -- GROSS DOMESTIC PRODUCT

As measured by GDP, the U.S. economy has generated positive growth for four consecutive quarters through period ending 3Q02. Third quarter GDP grew at a 4.0% annual rate which was faster than the 1.3% second quarter pace, but slower than the 5.0% rate experienced during the first quarter. The economy continues to be primarily driven and supported by consumer spending. Contrarily, business investment has been slowed due to concerns related to economic uncertainty, earnings pressure and geopolitical risks.
[U.S. ECONOMY GRAPH]

                                                                      REAL GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
12/90                                                                            -3.20
                                                                                 -2.00
                                                                                  2.30
9/91                                                                              1.00
                                                                                  2.20
                                                                                  3.80
                                                                                  3.80
9/92                                                                              3.10
                                                                                  5.40
                                                                                 -0.10
                                                                                  2.50
9/93                                                                              1.80
                                                                                  6.20
                                                                                  3.40
                                                                                  5.70
9/94                                                                              2.20
                                                                                  5.00
                                                                                  1.50
                                                                                  0.80
9/95                                                                              3.10
                                                                                  3.20
                                                                                  2.90
                                                                                  6.80
9/96                                                                              2.00
                                                                                  4.60
                                                                                  4.40
                                                                                  5.90
9/97                                                                              4.20
                                                                                  2.80
                                                                                  6.10
                                                                                  2.20
9/98                                                                              4.10
                                                                                  6.70
                                                                                  3.00
                                                                                  2.00
9/99                                                                              5.20
                                                                                  7.10
                                                                                  2.60
                                                                                  4.80
9/00                                                                              0.60
                                                                                  1.10
                                                                                 -0.60
                                                                                 -1.60
9/01                                                                             -0.30
                                                                                  2.70
                                                                                  5.00
                                                                                  1.30
9/02                                                                              4.00

Gross Domestic Product ("GDP") is one of, if not the most widely used economic measures for the overall U.S. economy. GDP measures the total market value of all final goods and services produced within the U.S. during a specific period. The index is the percent change from quarter to quarter of GDP and is often presented as an annualized rate. Generally, it is viewed as positive for the equity markets as GDP expands reflecting an environment of economic growth and profitability. The converse is true when GDP is contracting.

Data Source: Bloomberg

U.S. EQUITY MARKET

In spite of a strong equity rally during the fourth quarter, the broad U.S. equity market, as measured by the S&P 500(R) Index, posted a negative return of -22.10%. The year 2002 marked the first time the equity markets had generated negative returns for three consecutive years since 1939 through 1941.
[LINE GRAPH]

                                                                                        S&P 500 Index(R)(TotalReturn)
12/72                                                                                             18.98
12/73                                                                                            -14.66
12/74                                                                                            -26.47
12/75                                                                                              37.2
12/76                                                                                             23.84
12/77                                                                                             -7.18
12/78                                                                                              6.56
12/79                                                                                             18.44
12/80                                                                                             32.42
12/81                                                                                             -4.91
12/82                                                                                             21.41
12/83                                                                                             22.51
12/84                                                                                              6.27
12/85                                                                                             32.16
12/86                                                                                             18.47
12/87                                                                                              5.23
12/88                                                                                             16.81
12/89                                                                                             31.49
12/90                                                                                             -3.17
12/91                                                                                             30.55
12/92                                                                                              7.67
12/93                                                                                              9.99
12/94                                                                                              1.31
12/95                                                                                             37.43
12/96                                                                                             23.07
12/97                                                                                             33.36
12/98                                                                                             28.58
12/99                                                                                             21.04
12/00                                                                                             -9.11
12/01                                                                                            -11.88
12/02                                                                                             -22.1

The S&P 500(R) Index is used as a measure for the performance of large-cap, U.S. stocks.

S&P 500(R) INDEX PRICE/EARNINGS RATIO (P/E)

The P/E ratio for the S&P 500(R) Index indicates that stock valuations are not cheap based on historical standards and well above other bear market lows. [LINE GRAPH]

                                                                 S&P 500 TR INDEX P/E RATIO                  AVERAGE
                                                                 --------------------------                  -------
3/31/1926                                                                   9.242                             15.590
4/30/1926                                                                   9.452                             15.590
5/31/1926                                                                   9.524                             15.590
6/30/1926                                                                   9.935                             15.590
7/31/1926                                                                  10.387                             15.590
8/31/1926                                                                  10.565                             15.590
9/30/1926                                                                  10.806                             15.590
10/31/1926                                                                 10.468                             15.590
11/30/1926                                                                 10.702                             15.590
12/31/1926                                                                 10.879                             15.590
1/31/1927                                                                  10.653                             15.590
2/28/1927                                                                  11.161                             15.590
3/31/1927                                                                  11.512                             15.590
4/30/1927                                                                  11.711                             15.590
5/31/1927                                                                  12.322                             15.590
6/30/1927                                                                  12.517                             15.590
7/31/1927                                                                  13.331                             15.590
8/31/1927                                                                  13.924                             15.590
9/30/1927                                                                  15.035                             15.590
10/31/1927                                                                 14.237                             15.590
11/30/1927                                                                 15.202                             15.590
12/31/1927                                                                 15.910                             15.590
1/31/1928                                                                  15.829                             15.590
2/29/1928                                                                  15.550                             15.590
3/31/1928                                                                  16.635                             15.590
4/30/1928                                                                  17.174                             15.590
5/31/1928                                                                  17.391                             15.590
6/30/1928                                                                  15.992                             15.590
7/31/1928                                                                  16.192                             15.590
8/31/1928                                                                  17.392                             15.590
9/30/1928                                                                  16.827                             15.590
10/31/1928                                                                 17.071                             15.590
11/30/1928                                                                 19.118                             15.590
12/31/1928                                                                 17.645                             15.590
1/31/1929                                                                  18.652                             15.590
2/28/1929                                                                  18.543                             15.590
3/31/1929                                                                  17.607                             15.590
4/30/1929                                                                  17.890                             15.590
5/31/1929                                                                  17.124                             15.590
6/30/1929                                                                  18.413                             15.590
7/31/1929                                                                  19.253                             15.590
8/31/1929                                                                  21.140                             15.590
9/30/1929                                                                  19.458                             15.590
10/31/1929                                                                 15.581                             15.590
11/30/1929                                                                 13.497                             15.590
12/31/1929                                                                 13.323                             15.590
1/31/1930                                                                  14.155                             15.590
2/28/1930                                                                  14.460                             15.590
3/31/1930                                                                  17.338                             15.590
4/30/1930                                                                  17.172                             15.590
5/31/1930                                                                  16.890                             15.590
6/30/1930                                                                  15.738                             15.590
7/31/1930                                                                  16.315                             15.590
8/31/1930                                                                  16.438                             15.590
9/30/1930                                                                  16.165                             15.590
10/31/1930                                                                 14.730                             15.590
11/30/1930                                                                 14.409                             15.590
12/31/1930                                                                 15.814                             15.590
1/31/1931                                                                  16.588                             15.590
2/28/1931                                                                  18.485                             15.590
3/31/1931                                                                  18.966                             15.590
4/30/1931                                                                  17.148                             15.590
5/31/1931                                                                  14.795                             15.590
6/30/1931                                                                  18.537                             15.590
7/31/1931                                                                  17.162                             15.590
8/31/1931                                                                  17.325                             15.590
9/30/1931                                                                  13.871                             15.590
10/31/1931                                                                 15.043                             15.590
11/30/1931                                                                 13.571                             15.590
12/31/1931                                                                 13.311                             15.590
1/31/1932                                                                  12.934                             15.590
2/29/1932                                                                  13.590                             15.590
3/31/1932                                                                  13.291                             15.590
4/30/1932                                                                  10.600                             15.590
5/31/1932                                                                   8.127                             15.590
6/30/1932                                                                   8.860                             15.590
7/31/1932                                                                  12.200                             15.590
8/31/1932                                                                  16.780                             15.590
9/30/1932                                                                  17.565                             15.590
10/31/1932                                                                 15.130                             15.590
11/30/1932                                                                 14.239                             15.590
12/31/1932                                                                 16.805                             15.590
1/31/1933                                                                  16.927                             15.590
2/28/1933                                                                  13.805                             15.590
3/31/1933                                                                  13.929                             15.590
4/30/1933                                                                  19.810                             15.590
5/31/1933                                                                  22.952                             15.590
6/30/1933                                                                  25.976                             15.590
7/31/1933                                                                  23.690                             15.590
8/31/1933                                                                  26.405                             15.590
9/30/1933                                                                  22.860                             15.590
10/31/1933                                                                 20.837                             15.590
11/30/1933                                                                 22.977                             15.590
12/31/1933                                                                 22.955                             15.590
1/31/1934                                                                  25.386                             15.590
2/28/1934                                                                  24.455                             15.590
3/31/1934                                                                  23.889                             15.590
4/30/1934                                                                  23.244                             15.590
5/31/1934                                                                  21.356                             15.590
6/30/1934                                                                  21.326                             15.590
7/31/1934                                                                  18.870                             15.590
8/31/1934                                                                  19.891                             15.590
9/30/1934                                                                  18.958                             15.590
10/31/1934                                                                 18.354                             15.590
11/30/1934                                                                 19.875                             15.590
12/31/1934                                                                 19.388                             15.590
1/31/1935                                                                  18.571                             15.590
2/28/1935                                                                  17.837                             15.590
3/31/1935                                                                  15.400                             15.590
4/30/1935                                                                  16.873                             15.590
5/31/1935                                                                  17.418                             15.590
6/30/1935                                                                  16.500                             15.590
7/31/1935                                                                  17.871                             15.590
8/31/1935                                                                  18.258                             15.590
9/30/1935                                                                  16.797                             15.590
10/31/1935                                                                 18.058                             15.590
11/30/1935                                                                 18.768                             15.590
12/31/1935                                                                 17.671                             15.590
1/31/1936                                                                  18.829                             15.590
2/29/1936                                                                  19.145                             15.590
3/31/1936                                                                  18.886                             15.590
4/30/1936                                                                  17.430                             15.590
5/31/1936                                                                  18.228                             15.590
6/30/1936                                                                  16.864                             15.590
7/31/1936                                                                  18.011                             15.590
8/31/1936                                                                  18.170                             15.590
9/30/1936                                                                  17.032                             15.590
10/31/1936                                                                 18.309                             15.590
11/30/1936                                                                 18.383                             15.590
12/31/1936                                                                 16.843                             15.590
1/31/1937                                                                  17.480                             15.590
2/28/1937                                                                  17.735                             15.590
3/31/1937                                                                  16.144                             15.590
4/30/1937                                                                  14.802                             15.590
5/31/1937                                                                  14.649                             15.590
6/30/1937                                                                  13.162                             15.590
7/31/1937                                                                  14.513                             15.590
8/31/1937                                                                  13.709                             15.590
9/30/1937                                                                  11.279                             15.590
10/31/1937                                                                 10.131                             15.590
11/30/1937                                                                  9.107                             15.590
12/31/1937                                                                  9.336                             15.590
1/31/1938                                                                   9.460                             15.590
2/28/1938                                                                  10.035                             15.590
3/31/1938                                                                   8.763                             15.590
4/30/1938                                                                  10.000                             15.590
5/31/1938                                                                   9.557                             15.590
6/30/1938                                                                  15.013                             15.590
7/31/1938                                                                  16.104                             15.590
8/31/1938                                                                  15.662                             15.590
9/30/1938                                                                  19.742                             15.590
10/31/1938                                                                 21.242                             15.590
11/30/1938                                                                 20.532                             15.590
12/31/1938                                                                 20.641                             15.590
1/31/1939                                                                  19.219                             15.590
2/28/1939                                                                  19.844                             15.590
3/31/1939                                                                  15.465                             15.590
4/30/1939                                                                  15.380                             15.590
5/31/1939                                                                  16.338                             15.590
6/30/1939                                                                  14.289                             15.590
7/31/1939                                                                  15.842                             15.590
8/31/1939                                                                  14.711                             15.590
9/30/1939                                                                  16.074                             15.590
10/31/1939                                                                 15.840                             15.590
11/30/1939                                                                 15.062                             15.590
12/31/1939                                                                 13.878                             15.590
1/31/1940                                                                  13.389                             15.590
2/29/1940                                                                  13.478                             15.590
3/31/1940                                                                  12.374                             15.590
4/30/1940                                                                  12.313                             15.590
5/31/1940                                                                   9.364                             15.590
6/30/1940                                                                   9.596                             15.590
7/31/1940                                                                   9.894                             15.590
8/31/1940                                                                  10.154                             15.590
9/30/1940                                                                   9.870                             15.590
10/31/1940                                                                 10.259                             15.590
11/30/1940                                                                  9.824                             15.590
12/31/1940                                                                 10.076                             15.590
1/31/1941                                                                   9.590                             15.590
2/28/1941                                                                   9.448                             15.590
3/31/1941                                                                   9.396                             15.590
4/30/1941                                                                   8.783                             15.590
5/31/1941                                                                   8.821                             15.590
6/30/1941                                                                   9.037                             15.590
7/31/1941                                                                   9.532                             15.590
8/31/1941                                                                   9.450                             15.590
9/30/1941                                                                   8.571                             15.590
10/31/1941                                                                  7.983                             15.590
11/30/1941                                                                  7.647                             15.590
12/31/1941                                                                  7.491                             15.590
1/31/1942                                                                   7.595                             15.590
2/28/1942                                                                   7.405                             15.590
3/31/1942                                                                   7.702                             15.590
4/30/1942                                                                   7.365                             15.590
5/31/1942                                                                   7.837                             15.590
6/30/1942                                                                   8.469                             15.590
7/31/1942                                                                   8.735                             15.590
8/31/1942                                                                   8.796                             15.590
9/30/1942                                                                   9.415                             15.590
10/31/1942                                                                 10.021                             15.590
11/30/1942                                                                  9.883                             15.590
12/31/1942                                                                  9.485                             15.590
1/31/1943                                                                  10.165                             15.590
2/28/1943                                                                  10.680                             15.590
3/31/1943                                                                  10.822                             15.590
4/30/1943                                                                  10.832                             15.590
5/31/1943                                                                  11.318                             15.590
6/30/1943                                                                  11.227                             15.590
7/31/1943                                                                  10.618                             15.590
8/31/1943                                                                  10.727                             15.590
9/30/1943                                                                  11.185                             15.590
10/31/1943                                                                 11.037                             15.590
11/30/1943                                                                 10.204                             15.590
12/31/1943                                                                 12.415                             15.590
1/31/1944                                                                  12.606                             15.590
2/29/1944                                                                  12.574                             15.590
3/31/1944                                                                  12.925                             15.590
4/30/1944                                                                  12.763                             15.590
5/31/1944                                                                  13.280                             15.590
6/30/1944                                                                  14.109                             15.590
7/31/1944                                                                  13.815                             15.590
8/31/1944                                                                  13.935                             15.590
9/30/1944                                                                  14.200                             15.590
10/31/1944                                                                 14.200                             15.590
11/30/1944                                                                 14.256                             15.590
12/31/1944                                                                 14.280                             15.590
1/31/1945                                                                  14.484                             15.590
2/28/1945                                                                  15.376                             15.590
3/31/1945                                                                  14.208                             15.590
4/30/1945                                                                  15.458                             15.590
5/31/1945                                                                  15.635                             15.590
6/30/1945                                                                  14.960                             15.590
7/31/1945                                                                  14.660                             15.590
8/31/1945                                                                  15.510                             15.590
9/30/1945                                                                  16.323                             15.590
10/31/1945                                                                 16.818                             15.590
11/30/1945                                                                 17.364                             15.590
12/31/1945                                                                 18.083                             15.590
1/31/1946                                                                  19.344                             15.590
2/28/1946                                                                  18.000                             15.590
3/31/1946                                                                  20.089                             15.590
4/30/1946                                                                  20.844                             15.590
5/31/1946                                                                  21.311                             15.590
6/30/1946                                                                  21.940                             15.590
7/31/1946                                                                  21.381                             15.590
8/31/1946                                                                  19.821                             15.590
9/30/1946                                                                  16.809                             15.590
10/31/1946                                                                 16.674                             15.590
11/30/1946                                                                 16.483                             15.590
12/31/1946                                                                 14.434                             15.590
1/31/1947                                                                  14.774                             15.590
2/28/1947                                                                  14.557                             15.590
3/31/1947                                                                  11.945                             15.590
4/30/1947                                                                  11.480                             15.590
5/31/1947                                                                  11.378                             15.590
6/30/1947                                                                  10.563                             15.590
7/31/1947                                                                  10.944                             15.590
8/31/1947                                                                  10.639                             15.590
9/30/1947                                                                   9.748                             15.590
10/31/1947                                                                  9.955                             15.590
11/30/1947                                                                  9.671                             15.590
12/31/1947                                                                  9.503                             15.590
1/31/1948                                                                   9.124                             15.590
2/29/1948                                                                   8.696                             15.590
3/31/1948                                                                   8.819                             15.590
4/30/1948                                                                   9.053                             15.590
5/31/1948                                                                   9.760                             15.590
6/30/1948                                                                   9.000                             15.590
7/31/1948                                                                   8.522                             15.590
8/31/1948                                                                   8.586                             15.590
9/30/1948                                                                   7.483                             15.590
10/31/1948                                                                  7.990                             15.590
11/30/1948                                                                  7.126                             15.590
12/31/1948                                                                  6.638                             15.590
1/31/1949                                                                   6.646                             15.590
2/28/1949                                                                   6.384                             15.590
3/31/1949                                                                   6.328                             15.590
4/30/1949                                                                   6.193                             15.590
5/31/1949                                                                   5.962                             15.590
6/30/1949                                                                   5.900                             15.590
7/31/1949                                                                   6.267                             15.590
8/31/1949                                                                   6.342                             15.590
9/30/1949                                                                   6.519                             15.590
10/31/1949                                                                  6.711                             15.590
11/30/1949                                                                  6.720                             15.590
12/31/1949                                                                  7.224                             15.590
1/31/1950                                                                   7.349                             15.590
2/28/1950                                                                   7.422                             15.590
3/31/1950                                                                   7.295                             15.590
4/30/1950                                                                   7.624                             15.590
5/31/1950                                                                   7.924                             15.590
6/30/1950                                                                   6.965                             15.590
7/31/1950                                                                   7.024                             15.590
8/31/1950                                                                   7.252                             15.590
9/30/1950                                                                   7.151                             15.590
10/31/1950                                                                  7.180                             15.590
11/30/1950                                                                  7.173                             15.590
12/31/1950                                                                  7.187                             15.590
1/31/1951                                                                   7.627                             15.590
2/28/1951                                                                   7.676                             15.590
3/31/1951                                                                   7.562                             15.590
4/30/1951                                                                   7.926                             15.590
5/31/1951                                                                   7.604                             15.590
6/30/1951                                                                   7.706                             15.590
7/31/1951                                                                   8.235                             15.590
8/31/1951                                                                   8.559                             15.590
9/30/1951                                                                   9.267                             15.590
10/31/1951                                                                  9.139                             15.590
11/30/1951                                                                  9.116                             15.590
12/31/1951                                                                  9.742                             15.590
1/31/1952                                                                   9.893                             15.590
2/29/1952                                                                   9.533                             15.590
3/31/1952                                                                  10.154                             15.590
4/30/1952                                                                   9.717                             15.590
5/31/1952                                                                   9.942                             15.590
6/30/1952                                                                  10.667                             15.590
7/31/1952                                                                  10.855                             15.590
8/31/1952                                                                  10.697                             15.590
9/30/1952                                                                  10.398                             15.590
10/31/1952                                                                 10.390                             15.590
11/30/1952                                                                 10.873                             15.590
12/31/1952                                                                 11.071                             15.590
1/31/1953                                                                  10.992                             15.590
2/28/1953                                                                  10.792                             15.590
3/31/1953                                                                  10.407                             15.590
4/30/1953                                                                  10.132                             15.590
5/31/1953                                                                  10.099                             15.590
6/30/1953                                                                   9.618                             15.590
7/31/1953                                                                   9.861                             15.590
8/31/1953                                                                   9.291                             15.590
9/30/1953                                                                   9.157                             15.590
10/31/1953                                                                  9.624                             15.590
11/30/1953                                                                  9.710                             15.590
12/31/1953                                                                  9.884                             15.590
1/31/1954                                                                  10.390                             15.590
2/28/1954                                                                  10.418                             15.590
3/31/1954                                                                  10.565                             15.590
4/30/1954                                                                  11.082                             15.590
5/31/1954                                                                  11.447                             15.590
6/30/1954                                                                  11.149                             15.590
7/31/1954                                                                  11.786                             15.590
8/31/1954                                                                  11.385                             15.590
9/30/1954                                                                  12.285                             15.590
10/31/1954                                                                 12.046                             15.590
11/30/1954                                                                 13.019                             15.590
12/31/1954                                                                 12.989                             15.590
1/31/1955                                                                  13.224                             15.590
2/28/1955                                                                  13.271                             15.590
3/31/1955                                                                  12.358                             15.590
4/30/1955                                                                  12.824                             15.590
5/31/1955                                                                  12.807                             15.590
6/30/1955                                                                  12.742                             15.590
7/31/1955                                                                  13.516                             15.590
8/31/1955                                                                  13.410                             15.590
9/30/1955                                                                  12.695                             15.590
10/31/1955                                                                 12.308                             15.590
11/30/1955                                                                 13.230                             15.590
12/31/1955                                                                 12.564                             15.590
1/31/1956                                                                  12.105                             15.590
2/29/1956                                                                  12.525                             15.590
3/31/1956                                                                  13.138                             15.590
4/30/1956                                                                  13.111                             15.590
5/31/1956                                                                  12.249                             15.590
6/30/1956                                                                  13.047                             15.590
7/31/1956                                                                  13.719                             15.590
8/31/1956                                                                  13.197                             15.590
9/30/1956                                                                  13.107                             15.590
10/31/1956                                                                 13.173                             15.590
11/30/1956                                                                 13.029                             15.590
12/31/1956                                                                 13.686                             15.590
1/31/1957                                                                  13.114                             15.590
2/28/1957                                                                  12.686                             15.590
3/31/1957                                                                  12.974                             15.590
4/30/1957                                                                  13.453                             15.590
5/31/1957                                                                  13.950                             15.590
6/30/1957                                                                  13.851                             15.590
7/31/1957                                                                  14.009                             15.590
8/31/1957                                                                  13.222                             15.590
9/30/1957                                                                  12.225                             15.590
10/31/1957                                                                 11.833                             15.590
11/30/1957                                                                 12.023                             15.590
12/31/1957                                                                 11.866                             15.590
1/31/1958                                                                  12.374                             15.590
2/28/1958                                                                  12.119                             15.590
3/31/1958                                                                  13.408                             15.590
4/30/1958                                                                  13.834                             15.590
5/31/1958                                                                  14.041                             15.590
6/30/1958                                                                  15.440                             15.590
7/31/1958                                                                  16.106                             15.590
8/31/1958                                                                  16.297                             15.590
9/30/1958                                                                  17.382                             15.590
10/31/1958                                                                 17.823                             15.590
11/30/1958                                                                 18.222                             15.590
12/31/1958                                                                 19.104                             15.590
1/31/1959                                                                  19.176                             15.590
2/28/1959                                                                  19.173                             15.590
3/31/1959                                                                  17.826                             15.590
4/30/1959                                                                  18.518                             15.590
5/31/1959                                                                  18.868                             15.590
6/30/1959                                                                  17.197                             15.590
7/31/1959                                                                  17.797                             15.590
8/31/1959                                                                  17.529                             15.590
9/30/1959                                                                  16.583                             15.590
10/31/1959                                                                 16.770                             15.590
11/30/1959                                                                 16.991                             15.590
12/31/1959                                                                 17.667                             15.590
1/31/1960                                                                  16.404                             15.590
2/29/1960                                                                  16.555                             15.590
3/31/1960                                                                  16.324                             15.590
4/30/1960                                                                  16.038                             15.590
5/31/1960                                                                  16.469                             15.590
6/30/1960                                                                  17.460                             15.590
7/31/1960                                                                  17.028                             15.590
8/31/1960                                                                  17.472                             15.590
9/30/1960                                                                  16.367                             15.590
10/31/1960                                                                 16.327                             15.590
11/30/1960                                                                 16.985                             15.590
12/31/1960                                                                 17.771                             15.590
1/31/1961                                                                  18.893                             15.590
2/28/1961                                                                  19.401                             15.590
3/31/1961                                                                  21.055                             15.590
4/30/1961                                                                  21.136                             15.590
5/31/1961                                                                  21.540                             15.590
6/30/1961                                                                  21.333                             15.590
7/31/1961                                                                  22.033                             15.590
8/31/1961                                                                  22.465                             15.590
9/30/1961                                                                  21.879                             15.590
10/31/1961                                                                 22.498                             15.590
11/30/1961                                                                 23.384                             15.590
12/31/1961                                                                 22.429                             15.590
1/31/1962                                                                  21.580                             15.590
2/28/1962                                                                  21.931                             15.590
3/31/1962                                                                  20.638                             15.590
4/30/1962                                                                  19.359                             15.590
5/31/1962                                                                  17.694                             15.590
6/30/1962                                                                  15.778                             15.590
7/31/1962                                                                  16.781                             15.590
8/31/1962                                                                  17.037                             15.590
9/30/1962                                                                  15.941                             15.590
10/31/1962                                                                 16.011                             15.590
11/30/1962                                                                 17.637                             15.590
12/31/1962                                                                 17.193                             15.590
1/31/1963                                                                  18.038                             15.590
2/28/1963                                                                  17.518                             15.590
3/31/1963                                                                  17.943                             15.590
4/30/1963                                                                  18.814                             15.590
5/31/1963                                                                  19.084                             15.590
6/30/1963                                                                  18.065                             15.590
7/31/1963                                                                  18.003                             15.590
8/31/1963                                                                  18.880                             15.590
9/30/1963                                                                  18.106                             15.590
10/31/1963                                                                 18.689                             15.590
11/30/1963                                                                 18.492                             15.590
12/31/1963                                                                 18.662                             15.590
1/31/1964                                                                  19.164                             15.590
2/29/1964                                                                  19.353                             15.590
3/31/1964                                                                  18.895                             15.590
4/30/1964                                                                  19.010                             15.590
5/31/1964                                                                  19.227                             15.590
6/30/1964                                                                  18.866                             15.590
7/31/1964                                                                  19.210                             15.590
8/31/1964                                                                  18.898                             15.590
9/30/1964                                                                  18.832                             15.590
10/31/1964                                                                 18.984                             15.590
11/30/1964                                                                 18.886                             15.590
12/31/1964                                                                 18.626                             15.590
1/31/1965                                                                  19.244                             15.590
2/28/1965                                                                  19.215                             15.590
3/31/1965                                                                  18.410                             15.590
4/30/1965                                                                  19.041                             15.590
5/31/1965                                                                  18.893                             15.590
6/30/1965                                                                  17.380                             15.590
7/31/1965                                                                  17.614                             15.590
8/31/1965                                                                  18.010                             15.590
9/30/1965                                                                  18.064                             15.590
10/31/1965                                                                 18.558                             15.590
11/30/1965                                                                 18.396                             15.590
12/31/1965                                                                 17.809                             15.590
1/31/1966                                                                  17.896                             15.590
2/28/1966                                                                  17.576                             15.590
3/31/1966                                                                  16.710                             15.590
4/30/1966                                                                  17.052                             15.590
5/31/1966                                                                  16.129                             15.590
6/30/1966                                                                  15.520                             15.590
7/31/1966                                                                  15.311                             15.590
8/31/1966                                                                  14.121                             15.590
9/30/1966                                                                  13.895                             15.590
10/31/1966                                                                 14.555                             15.590
11/30/1966                                                                 14.601                             15.590
12/31/1966                                                                 14.474                             15.590
1/31/1967                                                                  15.605                             15.590
2/28/1967                                                                  15.636                             15.590
3/31/1967                                                                  16.550                             15.590
4/30/1967                                                                  17.250                             15.590
5/31/1967                                                                  16.345                             15.590
6/30/1967                                                                  17.006                             15.590
7/31/1967                                                                  17.777                             15.590
8/31/1967                                                                  17.568                             15.590
9/30/1967                                                                  18.247                             15.590
10/31/1967                                                                 17.717                             15.590
11/30/1967                                                                 17.736                             15.590
12/31/1967                                                                 18.099                             15.590
1/31/1968                                                                  17.306                             15.590
2/29/1968                                                                  16.765                             15.590
3/31/1968                                                                  16.581                             15.590
4/30/1968                                                                  17.939                             15.590
5/31/1968                                                                  18.140                             15.590
6/30/1968                                                                  17.878                             15.590
7/31/1968                                                                  17.548                             15.590
8/31/1968                                                                  17.749                             15.590
9/30/1968                                                                  18.140                             15.590
10/31/1968                                                                 18.270                             15.590
11/30/1968                                                                 19.147                             15.590
12/31/1968                                                                 18.031                             15.590
1/31/1969                                                                  17.884                             15.590
2/28/1969                                                                  17.036                             15.590
3/31/1969                                                                  17.442                             15.590
4/30/1969                                                                  17.816                             15.590
5/31/1969                                                                  17.777                             15.590
6/30/1969                                                                  16.731                             15.590
7/31/1969                                                                  15.724                             15.590
8/31/1969                                                                  16.354                             15.590
9/30/1969                                                                  15.810                             15.590
10/31/1969                                                                 16.509                             15.590
11/30/1969                                                                 16.776                             15.590
12/31/1969                                                                 15.927                             15.590
1/31/1970                                                                  14.709                             15.590
2/28/1970                                                                  15.484                             15.590
3/31/1970                                                                  15.920                             15.590
4/30/1970                                                                  14.480                             15.590
5/31/1970                                                                  13.597                             15.590
6/30/1970                                                                  13.174                             15.590
7/31/1970                                                                  14.139                             15.590
8/31/1970                                                                  14.768                             15.590
9/30/1970                                                                  15.711                             15.590
10/31/1970                                                                 15.532                             15.590
11/30/1970                                                                 16.269                             15.590
12/31/1970                                                                 17.963                             15.590
1/31/1971                                                                  18.690                             15.590
2/28/1971                                                                  18.860                             15.590
3/31/1971                                                                  19.216                             15.590
4/30/1971                                                                  19.914                             15.590
5/31/1971                                                                  19.086                             15.590
6/30/1971                                                                  18.741                             15.590
7/31/1971                                                                  17.966                             15.590
8/31/1971                                                                  18.615                             15.590
9/30/1971                                                                  18.110                             15.590
10/31/1971                                                                 17.354                             15.590
11/30/1971                                                                 17.309                             15.590
12/31/1971                                                                 17.911                             15.590
1/31/1972                                                                  18.235                             15.590
2/29/1972                                                                  18.696                             15.590
3/31/1972                                                                  18.451                             15.590
4/30/1972                                                                  18.532                             15.590
5/31/1972                                                                  18.852                             15.590
6/30/1972                                                                  17.946                             15.590
7/31/1972                                                                  17.988                             15.590
8/31/1972                                                                  18.608                             15.590
9/30/1972                                                                  18.005                             15.590
10/31/1972                                                                 18.173                             15.590
11/30/1972                                                                 19.002                             15.590
12/31/1972                                                                 18.388                             15.590
1/31/1973                                                                  18.073                             15.590
2/28/1973                                                                  17.396                             15.590
3/31/1973                                                                  16.400                             15.590
4/30/1973                                                                  15.731                             15.590
5/31/1973                                                                  15.434                             15.590
6/30/1973                                                                  14.420                             15.590
7/31/1973                                                                  14.968                             15.590
8/31/1973                                                                  14.419                             15.590
9/30/1973                                                                  14.100                             15.590
10/31/1973                                                                 14.082                             15.590
11/30/1973                                                                 12.479                             15.590
12/31/1973                                                                 11.955                             15.590
1/31/1974                                                                  11.835                             15.590
2/28/1974                                                                  11.792                             15.590
3/31/1974                                                                  11.242                             15.590
4/30/1974                                                                  10.803                             15.590
5/31/1974                                                                  10.440                             15.590
6/30/1974                                                                   9.840                             15.590
7/31/1974                                                                   9.074                             15.590
8/31/1974                                                                   8.255                             15.590
9/30/1974                                                                   6.975                             15.590
10/31/1974                                                                  8.112                             15.590
11/30/1974                                                                  7.681                             15.590
12/31/1974                                                                  7.712                             15.590
1/31/1975                                                                   8.659                             15.590
2/28/1975                                                                   9.178                             15.590
3/31/1975                                                                   9.865                             15.590
4/30/1975                                                                  10.331                             15.590
5/31/1975                                                                  10.787                             15.590
6/30/1975                                                                  11.959                             15.590
7/31/1975                                                                  11.149                             15.590
8/31/1975                                                                  10.915                             15.590
9/30/1975                                                                  10.808                             15.590
10/31/1975                                                                 11.474                             15.590
11/30/1975                                                                 11.758                             15.590
12/31/1975                                                                 11.330                             15.590
1/31/1976                                                                  12.671                             15.590
2/29/1976                                                                  12.526                             15.590
3/31/1976                                                                  11.867                             15.590
4/30/1976                                                                  11.737                             15.590
5/31/1976                                                                  11.568                             15.590
6/30/1976                                                                  11.274                             15.590
7/31/1976                                                                  11.183                             15.590
8/31/1976                                                                  11.125                             15.590
9/30/1976                                                                  11.020                             15.590
10/31/1976                                                                 10.775                             15.590
11/30/1976                                                                 10.691                             15.590
12/31/1976                                                                 10.844                             15.590
1/31/1977                                                                  10.296                             15.590
2/28/1977                                                                  10.073                             15.590
3/31/1977                                                                   9.764                             15.590
4/30/1977                                                                   9.766                             15.590
5/31/1977                                                                   9.536                             15.590
6/30/1977                                                                   9.643                             15.590
7/31/1977                                                                   9.487                             15.590
8/31/1977                                                                   9.287                             15.590
9/30/1977                                                                   9.013                             15.590
10/31/1977                                                                  8.622                             15.590
11/30/1977                                                                  8.854                             15.590
12/31/1977                                                                  8.733                             15.590
1/31/1978                                                                   8.196                             15.590
2/28/1978                                                                   7.993                             15.590
3/31/1978                                                                   8.169                             15.590
4/30/1978                                                                   8.867                             15.590
5/31/1978                                                                   8.909                             15.590
6/30/1978                                                                   8.507                             15.590
7/31/1978                                                                   8.965                             15.590
8/31/1978                                                                   9.198                             15.590
9/30/1978                                                                   8.863                             15.590
10/31/1978                                                                  8.051                             15.590
11/30/1978                                                                  8.185                             15.590
12/31/1978                                                                  7.795                             15.590
1/31/1979                                                                   8.105                             15.590
2/28/1979                                                                   7.809                             15.590
3/31/1979                                                                   7.638                             15.590
4/30/1979                                                                   7.651                             15.590
5/31/1979                                                                   7.450                             15.590
6/30/1979                                                                   7.361                             15.590
7/31/1979                                                                   7.426                             15.590
8/31/1979                                                                   7.820                             15.590
9/30/1979                                                                   7.472                             15.590
10/31/1979                                                                  6.960                             15.590
11/30/1979                                                                  7.256                             15.590
12/31/1979                                                                  7.264                             15.590
1/31/1980                                                                   7.682                             15.590
2/29/1980                                                                   7.649                             15.590
3/31/1980                                                                   6.677                             15.590
4/30/1980                                                                   6.952                             15.590
5/31/1980                                                                   7.275                             15.590
6/30/1980                                                                   7.647                             15.590
7/31/1980                                                                   8.144                             15.590
8/31/1980                                                                   8.191                             15.590
9/30/1980                                                                   8.570                             15.590
10/31/1980                                                                  8.707                             15.590
11/30/1980                                                                  9.598                             15.590
12/31/1980                                                                  9.161                             15.590
1/31/1981                                                                   8.742                             15.590
2/28/1981                                                                   8.858                             15.590
3/31/1981                                                                   9.328                             15.590
4/30/1981                                                                   9.109                             15.590
5/31/1981                                                                   9.094                             15.590
6/30/1981                                                                   8.742                             15.590
7/31/1981                                                                   8.722                             15.590
8/31/1981                                                                   8.181                             15.590
9/30/1981                                                                   7.608                             15.590
10/31/1981                                                                  7.982                             15.590
11/30/1981                                                                  8.274                             15.590
12/31/1981                                                                  7.979                             15.590
1/31/1982                                                                   7.839                             15.590
2/28/1982                                                                   7.364                             15.590
3/31/1982                                                                   7.560                             15.590
4/30/1982                                                                   7.862                             15.590
5/31/1982                                                                   7.554                             15.590
6/30/1982                                                                   7.735                             15.590
7/31/1982                                                                   7.558                             15.590
8/31/1982                                                                   8.434                             15.590
9/30/1982                                                                   8.881                             15.590
10/31/1982                                                                  9.861                             15.590
11/30/1982                                                                 10.217                             15.590
12/31/1982                                                                 11.127                             15.590
1/31/1983                                                                  11.495                             15.590
2/28/1983                                                                  11.714                             15.590
3/31/1983                                                                  12.316                             15.590
4/30/1983                                                                  13.238                             15.590
5/31/1983                                                                  13.075                             15.590
6/30/1983                                                                  13.353                             15.590
7/31/1983                                                                  12.912                             15.590
8/31/1983                                                                  13.058                             15.590
9/30/1983                                                                  12.486                             15.590
10/31/1983                                                                 12.297                             15.590
11/30/1983                                                                 12.511                             15.590
12/31/1983                                                                 11.756                             15.590
1/31/1984                                                                  11.647                             15.590
2/29/1984                                                                  11.195                             15.590
3/31/1984                                                                  10.431                             15.590
4/30/1984                                                                  10.488                             15.590
5/31/1984                                                                   9.866                             15.590
6/30/1984                                                                   9.456                             15.590
7/31/1984                                                                   9.300                             15.590
8/31/1984                                                                  10.289                             15.590
9/30/1984                                                                  10.030                             15.590
10/31/1984                                                                 10.030                             15.590
11/30/1984                                                                  9.878                             15.590
12/31/1984                                                                 10.050                             15.590
1/31/1985                                                                  10.795                             15.590
2/28/1985                                                                  10.888                             15.590
3/31/1985                                                                  11.023                             15.590
4/30/1985                                                                  10.972                             15.590
5/31/1985                                                                  11.565                             15.590
6/30/1985                                                                  12.290                             15.590
7/31/1985                                                                  12.231                             15.590
8/31/1985                                                                  12.084                             15.590
9/30/1985                                                                  11.955                             15.590
10/31/1985                                                                 12.464                             15.590
11/30/1985                                                                 13.274                             15.590
12/31/1985                                                                 14.461                             15.590
1/31/1986                                                                  14.496                             15.590
2/28/1986                                                                  15.532                             15.590
3/31/1986                                                                  16.453                             15.590
4/30/1986                                                                  16.220                             15.590
5/31/1986                                                                  17.035                             15.590
6/30/1986                                                                  17.052                             15.590
7/31/1986                                                                  16.052                             15.590
8/31/1986                                                                  17.194                             15.590
9/30/1986                                                                  15.577                             15.590
10/31/1986                                                                 16.430                             15.590
11/30/1986                                                                 16.782                             15.590
12/31/1986                                                                 16.724                             15.590
1/31/1987                                                                  18.928                             15.590
2/28/1987                                                                  19.627                             15.590
3/31/1987                                                                  19.318                             15.590
4/30/1987                                                                  19.097                             15.590
5/31/1987                                                                  19.212                             15.590
6/30/1987                                                                  21.082                             15.590
7/31/1987                                                                  22.098                             15.590
8/31/1987                                                                  22.871                             15.590
9/30/1987                                                                  20.292                             15.590
10/31/1987                                                                 15.876                             15.590
11/30/1987                                                                 14.521                             15.590
12/31/1987                                                                 14.119                             15.590
1/31/1988                                                                  14.690                             15.590
2/29/1988                                                                  15.304                             15.590
3/31/1988                                                                  13.926                             15.590
4/30/1988                                                                  14.058                             15.590
5/31/1988                                                                  14.102                             15.590
6/30/1988                                                                  12.621                             15.590
7/31/1988                                                                  12.553                             15.590
8/31/1988                                                                  12.068                             15.590
9/30/1988                                                                  11.963                             15.590
10/31/1988                                                                 12.273                             15.590
11/30/1988                                                                 12.041                             15.590
12/31/1988                                                                 11.693                             15.590
1/31/1989                                                                  12.525                             15.590
2/28/1989                                                                  12.163                             15.590
3/31/1989                                                                  11.814                             15.590
4/30/1989                                                                  12.405                             15.590
5/31/1989                                                                  12.841                             15.590
6/30/1989                                                                  12.608                             15.590
7/31/1989                                                                  13.722                             15.590
8/31/1989                                                                  13.935                             15.590
9/30/1989                                                                  14.738                             15.590
10/31/1989                                                                 14.367                             15.590
11/30/1989                                                                 14.605                             15.590
12/31/1989                                                                 15.453                             15.590
1/31/1990                                                                  14.389                             15.590
2/28/1990                                                                  14.512                             15.590
3/31/1990                                                                  15.687                             15.590
4/30/1990                                                                  15.265                             15.590
5/31/1990                                                                  16.670                             15.590
6/30/1990                                                                  16.840                             15.590
7/31/1990                                                                  16.752                             15.590
8/31/1990                                                                  15.172                             15.590
9/30/1990                                                                  14.078                             15.590
10/31/1990                                                                 13.983                             15.590
11/30/1990                                                                 14.822                             15.590
12/31/1990                                                                 15.474                             15.590
1/31/1991                                                                  16.117                             15.590
2/28/1991                                                                  17.201                             15.590
3/31/1991                                                                  17.979                             15.590
4/30/1991                                                                  17.985                             15.590
5/31/1991                                                                  18.679                             15.590
6/30/1991                                                                  19.181                             15.590
7/31/1991                                                                  20.042                             15.590
8/31/1991                                                                  20.436                             15.590
9/30/1991                                                                  21.765                             15.590
10/31/1991                                                                 22.024                             15.590
11/30/1991                                                                 21.056                             15.590
12/31/1991                                                                 26.216                             15.590
1/31/1992                                                                  25.694                             15.590
2/29/1992                                                                  25.940                             15.590
3/31/1992                                                                  24.919                             15.590
4/30/1992                                                                  25.614                             15.590
5/31/1992                                                                  25.639                             15.590
6/30/1992                                                                  23.938                             15.590
7/31/1992                                                                  24.880                             15.590
8/31/1992                                                                  24.283                             15.590
9/30/1992                                                                  23.160                             15.590
10/31/1992                                                                 23.208                             15.590
11/30/1992                                                                 23.911                             15.590
12/31/1992                                                                 22.824                             15.590
1/31/1993                                                                  22.985                             15.590
2/28/1993                                                                  23.226                             15.590
3/31/1993                                                                  22.766                             15.590
4/30/1993                                                                  22.187                             15.590
5/31/1993                                                                  22.691                             15.590
6/30/1993                                                                  23.307                             15.590
7/31/1993                                                                  23.183                             15.590
8/31/1993                                                                  23.981                             15.590
9/30/1993                                                                  22.486                             15.590
10/31/1993                                                                 22.922                             15.590
11/30/1993                                                                 22.626                             15.590
12/31/1993                                                                 21.309                             15.590
1/31/1994                                                                  22.001                             15.590
2/28/1994                                                                  21.340                             15.590
3/31/1994                                                                  19.629                             15.590
4/30/1994                                                                  19.855                             15.590
5/31/1994                                                                  20.101                             15.590
6/30/1994                                                                  17.630                             15.590
7/31/1994                                                                  18.185                             15.590
8/31/1994                                                                  18.869                             15.590
9/30/1994                                                                  16.930                             15.590
10/31/1994                                                                 17.283                             15.590
11/30/1994                                                                 16.600                             15.590
12/31/1994                                                                 15.009                             15.590
1/31/1995                                                                  15.373                             15.590
2/28/1995                                                                  15.928                             15.590
3/31/1995                                                                  15.383                             15.590
4/30/1995                                                                  15.813                             15.590
5/31/1995                                                                  16.387                             15.590
6/30/1995                                                                  15.822                             15.590
7/31/1995                                                                  16.325                             15.590
8/31/1995                                                                  16.319                             15.590
9/30/1995                                                                  16.612                             15.590
10/31/1995                                                                 16.529                             15.590
11/30/1995                                                                 17.208                             15.590
12/31/1995                                                                 18.137                             15.590
1/31/1996                                                                  18.729                             15.590
2/29/1996                                                                  18.858                             15.590
3/31/1996                                                                  18.963                             15.590
4/30/1996                                                                  19.218                             15.590
5/31/1996                                                                  19.657                             15.590
6/30/1996                                                                  19.210                             15.590
7/31/1996                                                                  18.331                             15.590
8/31/1996                                                                  18.676                             15.590
9/30/1996                                                                  19.092                             15.590
10/31/1996                                                                 19.591                             15.590
11/30/1996                                                                 21.028                             15.590
12/31/1996                                                                 19.126                             15.590
1/31/1997                                                                  20.298                             15.590
2/28/1997                                                                  20.419                             15.590
3/31/1997                                                                  18.815                             15.590
4/30/1997                                                                  19.914                             15.590
5/31/1997                                                                  21.081                             15.590
6/30/1997                                                                  21.828                             15.590
7/31/1997                                                                  23.534                             15.590
8/31/1997                                                                  22.182                             15.590
9/30/1997                                                                  23.309                             15.590
10/31/1997                                                                 22.505                             15.590
11/30/1997                                                                 23.509                             15.590
12/31/1997                                                                 24.432                             15.590
1/31/1998                                                                  24.680                             15.590
2/28/1998                                                                  26.418                             15.590
3/31/1998                                                                  27.864                             15.590
4/30/1998                                                                  28.117                             15.590
5/31/1998                                                                  27.588                             15.590
6/30/1998                                                                  29.095                             15.590
7/31/1998                                                                  28.757                             15.590
8/31/1998                                                                  24.565                             15.590
9/30/1998                                                                  26.700                             15.590
10/31/1998                                                                 28.844                             15.590
11/30/1998                                                                 30.549                             15.590
12/31/1998                                                                 32.606                             15.590
1/31/1999                                                                  33.943                             15.590
2/28/1999                                                                  32.847                             15.590
3/31/1999                                                                  33.517                             15.590
4/30/1999                                                                  34.788                             15.590
5/31/1999                                                                  33.920                             15.590
6/30/1999                                                                  33.464                             15.590
7/31/1999                                                                  32.392                             15.590
8/31/1999                                                                  32.189                             15.590
9/30/1999                                                                  29.179                             15.590
10/31/1999                                                                 31.004                             15.590
11/30/1999                                                                 31.595                             15.590
12/31/1999                                                                 30.501                             15.590
1/31/2000                                                                  28.949                             15.590
2/29/2000                                                                  28.367                             15.590
3/31/2000                                                                  29.413                             15.590
4/30/2000                                                                  28.507                             15.590
5/31/2000                                                                  27.882                             15.590
6/30/2000                                                                  28.016                             15.590
7/31/2000                                                                  27.558                             15.590
8/31/2000                                                                  29.231                             15.590
9/30/2000                                                                  26.751                             15.590
10/31/2000                                                                 26.618                             15.590
11/30/2000                                                                 24.487                             15.590
12/31/2000                                                                 26.406                             15.590
1/31/2001                                                                  27.320                             15.590
2/28/2001                                                                  24.799                             15.590
3/31/2001                                                                  25.535                             15.590
4/30/2001                                                                  27.497                             15.590
5/31/2001                                                                  27.637                             15.590
6/30/2001                                                                  33.281                             15.590
7/31/2001                                                                  32.923                             15.590
8/31/2001                                                                  30.812                             15.590
9/30/2001                                                                  36.769                             15.590
10/31/2001                                                                 37.435                             15.590
11/30/2001                                                                 40.249                             15.590
12/31/2001                                                                 46.500                             15.590
1/31/2002                                                                  45.776                             15.590
2/28/2002                                                                  44.825                             15.590
3/31/2002                                                                  46.453                             15.590
4/30/2002                                                                  43.600                             15.590
5/31/2002                                                                  43.204                             15.590
6/30/2002                                                                  37.016                             15.590
7/31/2002                                                                  34.092                             15.590
8/31/2002                                                                  34.258                             15.590
9/30/2002                                                                  26.871                             15.590
10/31/2002                                                                 29.194                             15.590
11/30/2002                                                                 30.861                             15.590
12/31/2002                                                                 28.700                             15.590

P/E is the ratio of a stock's price divided by its earnings per share. In this case, the P/E ratio is represented for the entire index. The ratio, or multiple, reflects the price an investor is willing to pay for a dollar of expected earnings per share.

Data Source: Stockval and Barra

FEDERAL RESERVE BANK

Following numerous rate cuts during 2001, the Federal Reserve Bank ("Fed") left rates unchanged at 1.75% through the first three quarters of 2002. In the fourth quarter, they continued their concerted efforts to stimulate a struggling economy and hold-off deflation with a substantial .50% cut in November. The year ended with the Fed Funds rate at 1.25% -- its lowest level in over four decades. [LINE GRAPH]

                                                                  FEDERAL FUNDS TARGET INTEREST RATE
                                                                  ----------------------------------
9/91                                                                             5.28
                                                                                    5
                                                                                 4.75
                                                                                    4
                                                                                    4
                                                                                    4
                                                                                    4
                                                                                 3.75
                                                                                 3.75
                                                                                 3.75
                                                                                 3.25
                                                                                 3.25
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
6/93                                                                                3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                    3
                                                                                 3.25
                                                                                  3.5
                                                                                 3.75
                                                                                 4.25
                                                                                 4.25
                                                                                 4.25
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                    6
                                                                                    6
                                                                                    6
                                                                                    6
6/95                                                                                6
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                  5.5
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
6/97                                                                              5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                 5.25
                                                                                    5
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
6/99                                                                                5
                                                                                    5
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                  5.5
                                                                                  5.5
                                                                                  5.5
                                                                                 5.75
                                                                                    6
                                                                                    6
                                                                                  6.5
                                                                                  6.5
                                                                                  6.5
                                                                                  6.5
                                                                                  6.5
                                                                                  6.5
                                                                                  6.5
                                                                                  6.5
                                                                                  5.5
                                                                                  5.5
                                                                                    5
                                                                                  4.5
                                                                                    4
6/01                                                                             3.75
                                                                                 3.75
                                                                                  3.5
                                                                                    3
                                                                                  2.5
                                                                                    2
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.25
12/02                                                                            1.25

The Federal Reserve Bank is the central bank of the U.S. with the responsibility of implementing monetary policy. The federal funds rate is the rate banks with excess reserves loan funds to banks needing additional reserves. The fed funds rate is one tool the Fed can use in their efforts of controlling money supply. It is viewed as a stimulus to the economy and to equity markets when the Fed lowers the federal funds rate given money supply increases. Contrarily, the opposite is true when the Fed increases the fed funds rate creating an environment for money supply contraction.

Data Source: Bloomberg

CONSUMER CONFIDENCE

Consumer confidence dropped six of the last seven months of 2002 reflecting concerns related to a struggling economy, geopolitical risks as well as an increase in unemployment, which reached an eight year high of 6.0%. Since peaking in May 2000, the Consumer Confidence Index has declined rather consistently, reaching a nine year low during the fourth quarter.
[LINE GRAPH]

                                                                       CONSUMER CONFIDENCE INDEX
                                                                       -------------------------
10/90                                                                            62.60
                                                                                 61.70
12/90                                                                            61.20
                                                                                 55.10
                                                                                 59.40
                                                                                 81.10
                                                                                 79.40
                                                                                 76.40
                                                                                 78.00
                                                                                 77.70
                                                                                 76.10
                                                                                 72.90
                                                                                 60.10
                                                                                 52.70
12/91                                                                            52.50
                                                                                 50.20
                                                                                 47.30
                                                                                 56.50
                                                                                 65.10
                                                                                 71.90
                                                                                 72.60
                                                                                 61.20
                                                                                 59.00
                                                                                 57.30
                                                                                 54.60
                                                                                 65.60
12/92                                                                            78.10
                                                                                 76.70
                                                                                 68.50
                                                                                 63.20
                                                                                 67.60
                                                                                 61.90
                                                                                 58.60
                                                                                 59.20
                                                                                 59.30
                                                                                 63.80
                                                                                 60.50
                                                                                 71.90
12/93                                                                            79.80
                                                                                 82.60
                                                                                 79.90
                                                                                 86.70
                                                                                 92.10
                                                                                 88.90
                                                                                 92.50
                                                                                 91.30
                                                                                 90.40
                                                                                 89.50
                                                                                 89.10
                                                                                100.40
12/94                                                                           103.40
                                                                                101.40
                                                                                 99.40
                                                                                100.20
                                                                                104.60
                                                                                102.00
                                                                                 94.60
                                                                                101.40
                                                                                102.40
                                                                                 97.30
                                                                                 96.30
                                                                                101.60
12/95                                                                            99.20
                                                                                 88.40
                                                                                 98.00
                                                                                 98.40
                                                                                104.80
                                                                                103.50
                                                                                100.10
                                                                                107.00
                                                                                112.00
                                                                                111.80
                                                                                107.30
                                                                                109.50
12/96                                                                           114.20
                                                                                118.70
                                                                                118.90
                                                                                118.50
                                                                                118.50
                                                                                127.90
                                                                                129.90
                                                                                126.30
                                                                                127.60
                                                                                130.20
                                                                                123.40
                                                                                128.10
12/97                                                                           136.20
                                                                                128.30
                                                                                137.40
                                                                                133.80
                                                                                137.20
                                                                                136.30
                                                                                138.20
                                                                                137.20
                                                                                133.10
                                                                                126.40
                                                                                119.30
                                                                                126.40
12/98                                                                           126.70
                                                                                128.90
                                                                                133.10
                                                                                134.00
                                                                                135.50
                                                                                137.70
                                                                                139.00
                                                                                136.20
                                                                                136.00
                                                                                134.20
                                                                                130.50
                                                                                137.00
12/99                                                                           141.70
                                                                                144.70
                                                                                140.80
                                                                                137.10
                                                                                137.70
                                                                                144.70
                                                                                139.20
                                                                                143.00
                                                                                140.80
                                                                                142.50
                                                                                135.80
                                                                                132.60
12/00                                                                           128.60
                                                                                115.70
                                                                                109.20
                                                                                116.90
                                                                                109.90
                                                                                116.10
                                                                                118.90
                                                                                116.30
                                                                                114.00
                                                                                 97.00
                                                                                 85.30
                                                                                 84.90
12/01                                                                            94.60
                                                                                 97.80
                                                                                 95.00
                                                                                110.70
                                                                                108.50
                                                                                110.30
                                                                                106.30
                                                                                 97.40
                                                                                 94.50
                                                                                 93.70
                                                                                 79.60
                                                                                 84.90
12/02                                                                            80.30

The Consumer Confidence Index is computed on a monthly basis for the purpose of measuring consumers' attitude toward the economy. The trend in this economic measure is closely monitored given consumers comprise approximately two-thirds of the U.S. economy. Generally, it is viewed as positive to the economy and equity markets when the index increases. This reflects the fact that consumers are positive regarding their economic outlook and that they are more willing to spend money providing further economic stimulus.

Data Source: Bloomberg

U.S. UNEMPLOYMENT

The unemployment rate in the U.S. continued to climb throughout most of 2002. Beginning the year at 5.8%, the unemployment rate declined to a low of 5.6% in February before ending the year at 6.0%. Prior to 2002, the unemployment rate had not reached 6.0% since August 1994. The rise in unemployment has contributed to a decline in consumer confidence.
[LINE GRAPH]

                                                                        U.S. UNEMPLOYMENT RATE
                                                                        ----------------------
10/90                                                                            5.90
                                                                                 6.20
12/90                                                                            6.30
                                                                                 6.40
                                                                                 6.60
                                                                                 6.80
                                                                                 6.70
                                                                                 6.90
                                                                                 6.90
                                                                                 6.80
                                                                                 6.90
                                                                                 6.90
                                                                                 7.00
                                                                                 7.00
12/91                                                                            7.30
                                                                                 7.30
                                                                                 7.40
                                                                                 7.40
                                                                                 7.40
                                                                                 7.60
                                                                                 7.80
                                                                                 7.70
                                                                                 7.60
                                                                                 7.60
                                                                                 7.30
                                                                                 7.40
12/92                                                                            7.40
                                                                                 7.30
                                                                                 7.10
                                                                                 7.00
                                                                                 7.10
                                                                                 7.10
                                                                                 7.00
                                                                                 6.90
                                                                                 6.80
                                                                                 6.70
                                                                                 6.80
                                                                                 6.60
12/93                                                                            6.50
                                                                                 6.80
                                                                                 6.60
                                                                                 6.50
                                                                                 6.40
                                                                                 6.10
                                                                                 6.10
                                                                                 6.30
                                                                                 6.00
                                                                                 5.80
                                                                                 5.80
                                                                                 5.60
12/94                                                                            5.50
                                                                                 5.60
                                                                                 5.40
                                                                                 5.40
                                                                                 5.80
                                                                                 5.60
                                                                                 5.60
                                                                                 5.70
                                                                                 5.70
                                                                                 5.60
                                                                                 5.50
                                                                                 5.60
12/95                                                                            5.60
                                                                                 5.60
                                                                                 5.50
                                                                                 5.50
                                                                                 5.60
                                                                                 5.60
                                                                                 5.30
                                                                                 5.50
                                                                                 5.10
                                                                                 5.20
                                                                                 5.20
                                                                                 5.40
12/96                                                                            5.40
                                                                                 5.30
                                                                                 5.20
                                                                                 5.20
                                                                                 5.10
                                                                                 4.90
                                                                                 5.00
                                                                                 4.90
                                                                                 4.80
                                                                                 4.90
                                                                                 4.70
                                                                                 4.60
12/97                                                                            4.70
                                                                                 4.60
                                                                                 4.60
                                                                                 4.70
                                                                                 4.40
                                                                                 4.40
                                                                                 4.50
                                                                                 4.60
                                                                                 4.50
                                                                                 4.50
                                                                                 4.50
                                                                                 4.40
12/98                                                                            4.40
                                                                                 4.30
                                                                                 4.30
                                                                                 4.20
                                                                                 4.40
                                                                                 4.20
                                                                                 4.30
                                                                                 4.30
                                                                                 4.20
                                                                                 4.20
                                                                                 4.10
                                                                                 4.10
12/99                                                                            4.10
                                                                                 4.00
                                                                                 4.10
                                                                                 4.00
                                                                                 3.90
                                                                                 4.10
                                                                                 4.00
                                                                                 4.10
                                                                                 4.10
                                                                                 4.00
                                                                                 3.90
                                                                                 4.00
12/00                                                                            4.00
                                                                                 4.20
                                                                                 4.20
                                                                                 4.30
                                                                                 4.50
                                                                                 4.40
                                                                                 4.60
                                                                                 4.60
                                                                                 4.90
                                                                                 5.00
                                                                                 5.40
                                                                                 5.60
12/01                                                                            5.80
                                                                                 5.60
                                                                                 5.50
                                                                                 5.70
                                                                                 6.00
                                                                                 5.80
                                                                                 5.90
                                                                                 5.90
                                                                                 5.70
                                                                                 5.60
                                                                                 5.70
                                                                                 6.00
12/02                                                                            6.00

The U.S. unemployment rate measures the numbers of persons unemployed as a percentage of the labor force. Typically, unemployment tends to increase during and be associated with difficult economic periods. Conversely, the unemployment rate generally declines during and is accompanied by expansionary economic times. Additionally, very low unemployment can place inflationary pressure on the economy as labor markets become very competitive and expensive.

Data Source: Bloomberg

U.S. TREASURY YIELD CURVE

The U.S. Treasury yield curve maintained its upward sloping position during 2002 but shifted downward across the entire maturity spectrum with the majority of the decline occurring between the two to ten-year segment of the curve. The short end of the curve declined in response to a substantial rate cut by the Fed while the long end of the curve also dropped reflecting the lack of inflationary pressures. The yield on the bellwether 30-year Treasury Bond ended the year at 4.78%.
[LINE GRAPH]

                                                        12/31/01                    12/31/02                     SPREAD
                                                        --------                    --------                     ------
3mo.                                                     1.7200                      1.1900                      -0.5306
6mo.                                                     1.7900                      1.2040                      -0.5861
2yr.                                                     3.0220                      1.5980                      -1.4241
5yr.                                                     4.3000                      2.7340                      -1.5663
10yr.                                                    5.0490                      3.8140                      -1.2351
30yr.                                                    5.4650                      4.7790                      -0.6861

The Treasury yield curve illustrates the relationship between yields on short-term, intermediate-term and long-term Treasury securities. Normally, the shape of the yield curve is upward sloping with rates increasing from the short end of the curve moving higher to the long end. The short end of the curve is impacted more by monetary policy (demand for money) while inflationary expectations and market forces impact the long end of the curve.

Data Source: Bloomberg

FLEXIBLE INCOME FUND

Utilizing investments in the underlying Select Funds, the Fund maintained allocations to the major asset classes during the reporting period that were approximating the strategic target allocations of 75% fixed income, 19% domestic equity and 6% international equity. The Fund's composite benchmark for the quarter returned 2.66%.

The Fund posted a positive return that was below its composite benchmark for the fourth quarter. The Fund's relative outperformance in November and December was not sufficient to offset its relative underperformance in October. As to be expected, the Fund's performance was materially impacted by its targeted allocation of 75% to the Low-Duration Bond Fund. This allocation added to the Fund's returns while also positively impacting its relative performance given the Low-Duration Bond Fund outpaced its respective benchmark during the fourth quarter. Exposure to each of the Equity Select Funds also added to the return during the period reflecting the strong equity rally in both domestic and international markets; however, several of the equity funds detracted from relative performance, most notably the Value Equity Fund and the International Equity Fund.

FLEXIBLE INCOME FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                                                           BENCHMARK
                                                                RETIREMENT CLASS*     RETAIL CLASS*         INDEX**
                                                                -----------------     -------------        ---------
  One Year                                                           (1.10%)             (1.27%)            (0.89%)
  Since Inception (8/27/01 -- 12/31/02)                              (0.23%)             (0.42%)              0.38%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.
[LINE GRAPH]

                                                                      RETIREMENT CLASS                  BENCHMARK INDEX**
                                                                      ----------------                  -----------------
8/27/01                                                                   10000.00                           10000.00
9/30/01                                                                    9789.00                            9819.00
10/31/01                                                                   9947.00                            9948.00
11/30/01                                                                  10068.00                           10105.00
12/31/01                                                                  10079.00                           10142.00
1/31/02                                                                   10072.00                           10107.00
2/28/02                                                                   10079.00                           10109.00
3/31/02                                                                   10133.00                           10175.00
4/30/02                                                                   10133.00                           10163.00
5/31/02                                                                   10156.00                           10178.00
6/30/02                                                                   10033.00                           10076.00
7/31/02                                                                    9842.00                            9957.00
8/31/02                                                                    9911.00                            9992.00
9/30/02                                                                    9719.00                            9791.00
10/31/02                                                                   9880.00                            9987.00
11/30/02                                                                  10018.00                           10108.00
12/31/02                                                                   9968.00                           10051.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free Index ex-U.S. Index and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002                   SHARES        VALUE
-----------------                 ----------   ------------
MUTUAL FUNDS -- 98.8%
  AB Funds Trust -- Equity Index
    Fund                             247,369   $  2,951,112
  AB Funds Trust -- Growth
    Equity Fund                    1,871,534     21,017,332
  AB Funds
    Trust -- International
    Equity Fund                    1,749,441     16,899,603
  AB Funds Trust -- Low-Duration
    Bond Fund                     15,676,263    206,299,620
  AB Funds Trust -- Money Market
    Fund                           3,244,146      3,244,146
  AB Funds Trust -- Small Cap
    Equity Fund                      372,781      3,821,008
  AB Funds Trust -- Value Equity
    Fund                           1,891,474     22,413,965
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $242,495,129)                           276,646,786
                                               ------------

                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 1.2%
  U.S. Treasury Bills
    1.17%, 01/16/03++++        $    20,000          19,991
    1.48%, 01/16/03++++             20,000          19,991
    1.64%, 01/16/03++++             50,000          49,977
                                              ------------
                                                    89,959
                                              ------------
  U.S. Treasury Notes
    2.88%, 06/30/04              3,200,000       3,271,749
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,341,987)                              3,361,708
                                              ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $245,837,116)                          280,008,494
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- 0.0%                            (128,357)
                                              ------------
NET ASSETS -- 100.0%                          $279,880,137
                                              ============

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

Utilizing investments in the underlying Select Funds, the Fund maintained allocations to the major asset classes during the reporting period that were approximating the strategic target allocations of 50% fixed income, 37% domestic equity and 13% international equity. The Fund's composite benchmark for the quarter returned 4.79%.

The Fund generated a positive return but slightly underperformed its composite benchmark for the fourth quarter. The Fund generated relative outperformance during November and December, but it was not enough to offset October's relative underperformance. The Fund's allocation to the Equity Select Funds generated the majority of its return as the equity markets, both domestic and international, rebounded and generated very strong returns during the quarter. However, allocations to several of the Equity Select Funds detracted from relative performance, most notably the Value Equity Fund and the International Equity Fund. The Fund's 50% allocation to the Fixed Income Select Funds also added to the Fund's return while also benefiting its relative performance as all three of the Fixed Income Select Funds outperformed their respective benchmarks during the quarter.

GROWTH & INCOME FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                                -----------------    -------------    -----------------
  One Year                                                        (6.37%)             (6.59%)           (5.29%)
  Since Inception (8/27/01 -- 12/31/02)                           (5.10%)             (5.30%)           (4.23%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.
[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
8/27/01                                                                   10000.00                           10000.00
9/30/01                                                                    9410.00                            9443.00
10/31/01                                                                   9643.00                            9658.00
11/30/01                                                                   9920.00                            9924.00
12/31/01                                                                   9953.00                            9961.00
1/31/02                                                                    9901.00                            9900.00
2/28/02                                                                    9901.00                            9882.00
3/31/02                                                                   10049.00                           10030.00
4/30/02                                                                    9953.00                            9941.00
5/31/02                                                                    9960.00                            9955.00
6/30/02                                                                    9664.00                            9677.00
7/31/02                                                                    9234.00                            9328.00
8/31/02                                                                    9345.00                            9423.00
9/30/02                                                                    8916.00                            9003.00
10/31/02                                                                   9160.00                            9311.00
11/30/02                                                                   9442.00                            9576.00
12/31/02                                                                   9319.00                            9434.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002                SHARES          VALUE
-----------------              -----------   --------------
MUTUAL FUNDS -- 99.1%
  AB Funds Trust -- Equity
    Index Fund                   1,656,259   $   19,759,171
  AB Funds Trust -- Extended-
    Duration Bond Fund           7,815,929      114,268,879
  AB Funds Trust -- Growth
    Equity Fund                 13,943,481      156,585,289
  AB Funds Trust --
    International Equity Fund   13,447,242      129,900,360
  AB Funds Trust -- Low-
    Duration Bond Fund          12,108,580      159,348,915
  AB Funds Trust -- Medium-
    Duration Bond Fund          18,393,214      249,044,119
  AB Funds Trust -- Money
    Market Fund                 12,899,648       12,899,648
  AB Funds Trust -- Small Cap
    Equity Fund                  2,568,384       26,325,938
  AB Funds Trust -- Value
    Equity Fund                 13,445,515      159,329,349
                                             --------------
TOTAL MUTUAL FUNDS
  (Cost $993,589,699)                         1,027,461,668
                                             --------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 0.9%
  U.S. Treasury Bills
    1.48%, 01/16/03++++        $   140,000          139,935
    1.64%, 01/16/03++++            430,000          429,799
                                             --------------
                                                    569,734
                                             --------------
  U.S. Treasury Notes
    6.63%, 05/15/07              7,150,000        8,348,189
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $8,845,103)                               8,917,923
                                             --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,002,434,802)                       1,036,379,591
OTHER ASSETS LESS LIABILITIES -- 0.0%               328,863
                                             --------------
NET ASSETS -- 100.0%                         $1,036,708,454
                                             ==============

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND

Utilizing investments in the underlying Select Funds, the Fund maintained allocations to the major asset classes during the reporting period that were approximating the strategic target allocations of 56% domestic equity, 19% international equity and 25% fixed income. The Fund's composite benchmark for the quarter returned 6.30%.

The Fund generated a positive return but underperformed its composite benchmark for the fourth quarter. The Fund generated relative outperformance during November and December, but it was not enough to offset October's relative underperformance. With a 75% allocation to the Equity Select Funds, the performance of the Fund benefited from the strong rebound in the equity markets, both domestic and international. However, allocations to several of the Equity Select Funds, specifically the Value Equity and International Equity Fund, detracted from the Fund's relative performance for the reporting period. The Fund's 25% allocation to the Fixed Income Select Funds contributed to the Fund's return and benefited its relative performance as all three Fixed Income Select Funds outpaced their respective benchmarks during the quarter.

CAPITAL OPPORTUNITIES FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                                -----------------    -------------    -----------------
  One Year                                                          (13.25%)           (13.56%)           (12.70%)
  Since Inception (8/27/01 -- 12/31/02)                             (11.13%)           (11.34%)           (10.68%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                               CAPITAL OPP. RETIREMENT CLASS             BENCHMARK INDEX*
                                                               -----------------------------             ----------------
8/27/01                                                                   10000.00                           10000.00
9/30/01                                                                    9081.00                            9087.00
10/31/01                                                                   9314.00                            9301.00
11/30/01                                                                   9759.00                            9751.00
12/31/01                                                                   9832.00                            9837.00
1/31/02                                                                    9714.00                            9708.00
2/28/02                                                                    9663.00                            9633.00
3/31/02                                                                    9972.00                            9929.00
4/30/02                                                                    9751.00                            9698.00
5/31/02                                                                    9722.00                            9676.00
6/30/02                                                                    9288.00                            9227.00
7/31/02                                                                    8655.00                            8673.00
8/31/02                                                                    8721.00                            8733.00
9/30/02                                                                    8067.00                            8079.00
10/31/02                                                                   8435.00                            8512.00
11/30/02                                                                   8802.00                            8878.00
12/31/02                                                                   8529.00                            8588.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

       DECEMBER 31, 2002            SHARES        VALUE
       -----------------          ----------   ------------
MUTUAL FUNDS -- 99.4%
  AB Funds Trust -- Equity Index
    Fund                           1,856,205   $ 22,144,526
  AB Funds Trust -- Extended-
    Duration Bond Fund             3,081,091     45,045,548
  AB Funds Trust -- Growth
    Equity Fund                   15,421,611    173,184,695
  AB Funds
    Trust -- International
    Equity Fund                   14,597,721    141,013,985
  AB Funds Trust -- Low-Duration
    Bond Fund                      4,430,857     58,310,080
  AB Funds Trust -- Medium-
    Duration Bond Fund             6,744,456     91,319,939
  AB Funds Trust -- Money Market
    Fund                          13,564,027     13,564,027
  AB Funds Trust -- Small Cap
    Equity Fund                    2,841,530     29,125,681
  AB Funds Trust -- Value Equity
    Fund                          14,982,359    177,540,955
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $801,828,009)                           751,249,436
                                               ------------
                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 0.6%
  U.S. Treasury Bills
  1.17%, 01/16/03++++             $   20,000         19,990
  1.64%, 01/16/03++++                600,000        599,720
  1.17%, 04/17/03++++                120,000        119,594
                                               ------------
                                                    739,304
                                               ------------
  U.S. Treasury Notes
  6.63%, 05/15/07                  3,050,000      3,561,116
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,251,732)                               4,300,420
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $806,079,741)                           755,549,856
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                               277,224
                                               ------------
NET ASSETS -- 100.0%                           $755,827,080
                                               ============

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND

Utilizing investments in the underlying Select Funds, the Fund maintained allocations to the major asset classes during the reporting period that were approximating the strategic target allocations of 75% domestic equity and 25% international equity. The Fund's composite benchmark for the quarter returned 7.75%.

The Fund, being fully allocated to equities, posted a positive quarterly return for the fourth quarter but underperformed its composite benchmark with the majority of the relative underperformance taking place in October. The Fund's quarterly return directly reflected the strong rebound in the equity markets, both domestic and international, during the fourth quarter. Equity markets rallied across-the-board during the first two months of the period in response to prospects of an economic recovery coupled with improving equity valuations. As a result of the equity rally, the Global Equity Fund posted the highest quarterly return of the four Blended Fund options as investors were compensated for taking the additional risk associated with equities during the period. Primary detractors from relative performance during the fourth quarter were allocations to the Value Equity Fund and the International Equity Fund. The Fund was positively impacted by its allocation to the Growth Equity Fund, which outperformed its respective benchmark for the quarter.

GLOBAL EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                                -----------------    -------------    -----------------
  One Year                                                          (20.04%)           (20.25%)           (19.81%)
  Since Inception (8/27/01 -- 12/31/02)                           (17.15%)             (17.19%)           (17.00%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                  BENCHMARK INDEX**
                                                                      ----------------                  -----------------
08/27/01                                                                  10000.00                           10000.00
09/30/01                                                                   8747.00                            8737.00
10/31/01                                                                   8968.00                            8950.00
11/30/01                                                                   9587.00                            9570.00
12/31/01                                                                   9704.00                            9701.00
01/31/02                                                                   9527.00                            9506.00
02/28/02                                                                   9424.00                            9377.00
03/31/02                                                                   9896.00                            9813.00
04/30/02                                                                   9542.00                            9443.00
05/31/02                                                                   9475.00                            9386.00
06/30/02                                                                   8899.00                            8778.00
07/31/02                                                                   8080.00                            8041.00
08/31/02                                                                   8109.00                            8070.00
09/30/02                                                                   7252.00                            7220.00
10/31/02                                                                   7732.00                            7748.00
11/30/02                                                                   8161.00                            8193.00
12/31/02                                                                   7760.00                            7779.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index and the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS

       DECEMBER 31, 2002            SHARES        VALUE
       -----------------          ----------   ------------
MUTUAL FUNDS -- 99.9%
  AB Funds Trust -- Equity Index
    Fund                           2,091,720   $ 24,954,214
  AB Funds Trust -- Growth
    Equity Fund                   17,339,304    194,720,384
  AB Funds Trust --
    International Equity Fund     16,641,861    160,760,382
  AB Funds Trust -- Money Market
    Fund                          15,628,334     15,628,334
  AB Funds Trust -- Small Cap
    Equity Fund                    3,234,024     33,148,747
  AB Funds Trust -- Value Equity
    Fund                          16,753,386    198,527,621
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $721,662,714)                           627,739,682
                                               ------------

                                     PAR
                                   --------
U.S. TREASURY OBLIGATIONS -- 0.1%
  U.S. Treasury Bills
    1.14%, 01/16/03++++            $ 50,000         49,976
    1.17%, 01/16/03++++              20,000         19,990
    1.64%, 01/16/03++++             810,000        809,622
    1.18%, 04/17/03                  60,000         59,797
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $939,205)                                  939,385
                                              ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $722,601,919)                          628,679,067
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                              169,149
                                              ------------
NET ASSETS -- 100.0%                          $628,848,216
                                              ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

                                                 FLEXIBLE        GROWTH &           CAPITAL            GLOBAL
              DECEMBER 31, 2002                INCOME FUND     INCOME FUND     OPPORTUNITIES FUND   EQUITY FUND
              -----------------                ------------   --------------   ------------------   ------------
ASSETS
  Investments at value (1)                     $280,008,494   $1,036,379,591      $755,549,856      $628,679,067
Receivables:
  Dividends                                           2,769           12,318            12,735            14,190
  Interest                                              252           61,500            26,235                --
  Fund shares sold                                   88,025          383,665           317,282           212,056
  Variation margin receivable                         1,750           12,950            17,150            21,350
Prepaid expenses and other assets                    10,780           10,725            10,713            10,690
                                               ------------   --------------      ------------      ------------
  Total Assets                                  280,112,070    1,036,860,749       755,933,971       628,937,353
                                               ------------   --------------      ------------      ------------
LIABILITIES
Payables:
  Fund shares redeemed                              183,399           19,020               897                --
Accrued expenses:
  Advisory fee payable                               13,370           77,209            56,973            43,600
  Distribution fee payable                              817              853               505               664
  Other accrued expenses payable                     34,347           55,213            48,516            44,873
                                               ------------   --------------      ------------      ------------
  Total Liabilities                                 231,933          152,295           106,891            89,137
                                               ------------   --------------      ------------      ------------
NET ASSETS                                     $279,880,137   $1,036,708,454      $755,827,080      $628,848,216
                                               ============   ==============      ============      ============
NET ASSETS CONSIST OF:
Paid-in-capital                                $244,773,612   $  998,954,851      $805,172,335      $725,957,263
Undistributed net investment income                 256,761        2,403,833         1,184,631            62,062
Accumulated net realized gain (loss) on
  investments                                       699,714        1,545,615           169,392        (2,978,443)
Net unrealized appreciation (depreciation) on
  investments and futures transactions           34,150,050       33,804,155       (50,699,278)      (94,192,666)
                                               ------------   --------------      ------------      ------------
NET ASSETS                                     $279,880,137   $1,036,708,454      $755,827,080      $628,848,216
                                               ============   ==============      ============      ============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Retail Class      $ 16,234,087   $   17,008,686      $  9,858,845      $ 12,805,343
                                               ------------   --------------      ------------      ------------
Retail shares outstanding                         1,780,632        2,038,807         1,230,185         1,674,197
                                               ------------   --------------      ------------      ------------
  Net asset value, offering price and
     redemption price per Retail share         $       9.12   $         8.34      $       8.01      $       7.65
                                               ============   ==============      ============      ============
Net assets applicable to the Retirement Class  $263,646,050   $1,019,699,768      $745,968,235      $616,042,873
                                               ------------   --------------      ------------      ------------
Retirement shares outstanding                    21,260,736       86,264,229        66,806,593        59,257,516
                                               ------------   --------------      ------------      ------------
  Net asset value, offering and redemption
     price per Retirement share                $      12.40   $        11.82      $      11.17      $      10.40
                                               ============   ==============      ============      ============
---------------
(1) Investments at cost                        $245,837,116   $1,002,434,802      $806,079,741      $722,601,919
                                               ============   ==============      ============      ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

                                                FLEXIBLE       GROWTH &           CAPITAL            GLOBAL
FOR THE YEAR ENDED DECEMBER 31, 2002          INCOME FUND     INCOME FUND    OPPORTUNITIES FUND    EQUITY FUND
------------------------------------          ------------   -------------   ------------------   -------------
INVESTMENT INCOME
  Income distributions received from
     affiliated funds                         $ 10,155,416   $  38,264,682     $  17,848,884      $   5,796,797
  Interest                                         119,844         400,439           235,614             24,573
                                              ------------   -------------     -------------      -------------
Total Investment Income                         10,275,260      38,665,121        18,084,498          5,821,370
                                              ------------   -------------     -------------      -------------
EXPENSES
  Investment advisory fees                         286,581       1,109,501           833,860            733,037
  Transfer agent fees
     Retail shares                                  29,516          35,891            32,766             31,211
     Retirement shares                              18,791          19,526            19,275             19,480
  Custodian fees                                     7,381          17,704             7,533             21,413
  Distribution fees -- Retail shares                 9,069           9,560             5,889              8,107
  Accounting and administration fees                84,177         187,129           159,537            149,561
  Professional fees                                 45,132          45,187            45,132             45,131
  Registration fees                                  8,750           9,505             8,439              7,709
  Shareholder reporting fees
     Retail shares                                     613           4,610             1,734              1,460
     Retirement shares                               6,045          22,036            16,639             14,895
  Trustee fees                                       1,034           3,932             2,930              2,537
  Line of credit facility fees                       2,301           8,853             6,592              5,793
  Other expenses                                    17,437          17,437            17,437             17,438
                                              ------------   -------------     -------------      -------------
Total Expenses                                     516,827       1,490,871         1,157,763          1,057,772
Expenses waived                                   (120,609)        (38,337)          (74,710)           (93,343)
Fees paid indirectly                                  (479)            (90)           (1,210)              (467)
                                              ------------   -------------     -------------      -------------
Net expenses                                       395,739       1,452,444         1,081,843            963,962
                                              ------------   -------------     -------------      -------------
NET INVESTMENT INCOME                            9,879,521      37,212,677        17,002,655          4,857,408
                                              ------------   -------------     -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investment securities     3,817,030      27,877,957        13,416,930          1,985,807
  Net realized loss on futures transactions       (355,316)     (3,077,472)       (4,397,130)        (4,855,528)
  Capital gain distributions received from
     affiliated funds                              501,183       2,779,107         1,058,627             30,678
                                              ------------   -------------     -------------      -------------
Net realized gain (loss)                         3,962,897      27,579,592        10,078,427         (2,839,043)
                                              ------------   -------------     -------------      -------------
  Change in net unrealized appreciation
     (depreciation) on investment securities   (17,119,337)   (138,942,963)     (144,980,121)      (164,245,985)
  Change in net unrealized appreciation
     (depreciation) on futures transactions        (44,010)       (200,808)         (285,765)          (409,212)
                                              ------------   -------------     -------------      -------------
Net change in unrealized appreciation
  (depreciation)                               (17,163,347)   (139,143,771)     (145,265,886)      (164,655,197)
                                              ------------   -------------     -------------      -------------
NET REALIZED AND UNREALIZED LOSS               (13,200,450)   (111,564,179)     (135,187,459)      (167,494,240)
                                              ------------   -------------     -------------      -------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  $ (3,320,929)  $ (74,351,502)    $(118,184,804)     $(162,636,832)
                                              ============   =============     =============      =============

                       See Notes to Financial Statements.

                      (This page intentionally left blank)

STATEMENTS OF CHANGES IN NET ASSETS

                                                     FLEXIBLE INCOME FUND              GROWTH & INCOME FUND
                                                -------------------------------   -------------------------------
                                                                 FOR THE PERIOD                    FOR THE PERIOD
                                                 FOR THE YEAR     08/27/01* TO     FOR THE YEAR     08/27/01* TO
                                                ENDED 12/31/02      12/31/01      ENDED 12/31/02      12/31/01
                                                --------------   --------------   --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                          $  9,879,521     $  4,688,555    $   37,212,677   $   16,215,271
  Net realized gain (loss) on investment
     securities and futures transactions            3,962,897          931,493        27,579,592        6,226,180
  Net change in unrealized appreciation
     (depreciation) on investment securities
     and future transactions                      (17,163,347)      (3,199,993)     (139,143,771)     (28,433,984)
                                                 ------------     ------------    --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                        (3,320,929)       2,420,055       (74,351,502)      (5,992,533)
                                                 ------------     ------------    --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME
  Retail shares                                      (703,267)          (3,948)         (742,069)         (23,349)
  Retirement shares                                (8,918,457)      (4,684,904)      (34,065,901)     (16,193,125)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL
  GAINS
  Retail shares                                      (277,139)            (491)         (647,836)          (5,183)
  Retirement shares                                (3,345,180)        (572,902)      (27,969,982)      (3,638,030)
                                                 ------------     ------------    --------------   --------------
Total dividends and distributions                 (13,244,043)      (5,262,245)      (63,425,788)     (19,859,687)
                                                 ------------     ------------    --------------   --------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS                                      9,491,230      289,796,069        17,107,697    1,183,230,267
                                                 ------------     ------------    --------------   --------------
Total increase (decrease) in net assets            (7,073,742)     286,953,879      (120,669,593)   1,157,378,047
                                                 ------------     ------------    --------------   --------------
NET ASSETS:
  Beginning of the Period                         286,953,879               --     1,157,378,047               --
                                                 ------------     ------------    --------------   --------------
  End of the Period                              $279,880,137     $286,953,879    $1,036,708,454   $1,157,378,047
                                                 ============     ============    ==============   ==============

---------------

*Commencement of operations.

                       See Notes to Financial Statements.

      CAPITAL OPPORTUNITIES FUND            GLOBAL EQUITY FUND
    -------------------------------   -------------------------------
                     FOR THE PERIOD                    FOR THE PERIOD
     FOR THE YEAR     08/27/01* TO     FOR THE YEAR     08/27/01* TO
    ENDED 12/31/02      12/31/01      ENDED 12/31/02      12/31/01
    --------------   --------------   --------------   --------------
     $ 17,002,655     $  7,169,732     $  4,857,408     $  1,744,939
                         2,483,795       (2,839,043)       1,540,017
       10,078,427
                 )     (25,398,598)    (164,655,197)     (26,950,795)
     (145,265,886
     ------------     ------------     ------------     ------------
                 )     (15,745,071)    (162,636,832)     (23,665,839)
     (118,184,804
     ------------     ------------     ------------     ------------
         (250,945)          (3,186)         (97,128)            (520)
      (15,568,234)      (7,167,418)      (4,698,218)      (1,745,206)
         (221,031)             (12)         (45,607)              (7)
      (12,144,045)         (26,587)      (1,611,830)         (21,973)
     ------------     ------------     ------------     ------------
      (28,184,255)      (7,197,203)      (6,452,783)      (1,767,706)
     ------------     ------------     ------------     ------------
                       906,921,462      (12,776,613)     836,147,989
       18,216,951
     ------------     ------------     ------------     ------------
     (128,152,108)     883,979,188     (181,866,228)     810,714,444
     ------------     ------------     ------------     ------------
      883,979,188               --      810,714,444               --
     ------------     ------------     ------------     ------------
     $755,827,080     $883,979,188     $628,848,216     $810,714,444
     ============     ============     ============     ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                            FLEXIBLE INCOME FUND                   GROWTH & INCOME FUND
                              -------------------------------------------------   -----------------------
                                   RETAIL CLASS            RETIREMENT CLASS            RETAIL CLASS
                              -----------------------   -----------------------   -----------------------
                              FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                YEAR        PERIOD        YEAR        PERIOD        YEAR        PERIOD
                               ENDED     08/27/01* TO    ENDED     08/27/01* TO    ENDED     08/27/01* TO
                              12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01
                              --------   ------------   --------   ------------   --------   ------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE -- BEGINNING
  OF PERIOD                   $  9.83       $10.00      $  13.15     $  13.29     $  9.72       $10.00
                              -------       ------      --------     --------     -------       ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (1)      0.31         0.15          0.46         0.22        0.30         0.12
  Capital gain distributions
    received                     0.02         0.01          0.02         0.01        0.03         0.01
  Realized and unrealized
    loss on investments
    securities and futures
    transactions -- net         (0.45)       (0.08)        (0.62)       (0.12)      (0.96)       (0.18)
                              -------       ------      --------     --------     -------       ------
    Total from investment
       operations               (0.12)        0.08         (0.14)        0.11       (0.63)       (0.05)
                              -------       ------      --------     --------     -------       ------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
    investment income           (0.42)       (0.22)        (0.44)       (0.22)      (0.40)       (0.19)
  Distributions from capital
    gains                       (0.17)       (0.03)        (0.17)       (0.03)      (0.35)       (0.04)
                              -------       ------      --------     --------     -------       ------
    Total dividends and
       distributions            (0.59)       (0.25)        (0.61)       (0.25)      (0.75)       (0.23)
                              -------       ------      --------     --------     -------       ------
NET ASSET VALUE -- END OF
  PERIOD                      $  9.12       $ 9.83      $  12.40     $  13.15     $  8.34       $ 9.72
                              =======       ======      ========     ========     =======       ======
TOTAL RETURN (2)                (1.27%)       0.72%        (1.10%)       0.79%      (6.59%)      (0.52%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets
  of:
  Expenses -- net (3)(4)         0.32%        0.48%         0.13%        0.13%       0.37%        0.48%
  Expenses -- including
    expense reduction (3)(4)     0.32%        0.48%         0.13%        0.13%       0.37%        0.48%
  Expenses -- before waivers
    and expense reductions
    (3)(4)                       0.43%       66.47%         0.17%        0.18%       0.45%        6.53%
  Investment income -- net
    (1)(3)                       3.46%        7.69%         3.50%        4.67%       3.36%        5.62%
  Investment income --
    excluding waivers and
    expense reduction (1)(3)     3.46%        7.69%         3.50%        4.67%       3.36%        5.62%
  Portfolio turnover rate
    (2)                         13.56%        4.02%        13.56%        4.02%      12.04%        4.27%
Net Assets -- end of the
  period (000's)              $16,234       $  325      $263,646     $286,628     $17,009       $1,334
                              =======       ======      ========     ========     =======       ======

                                GROWTH & INCOME FUND
                              -------------------------
                                  RETIREMENT CLASS
                              -------------------------
                               FOR THE       FOR THE
                                 YEAR         PERIOD
                                ENDED      08/27/01* TO
                               12/31/02      12/31/01
                              ----------   ------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE -- BEGINNING
  OF PERIOD                   $    13.44    $    13.74
                              ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (1)         0.45          0.19
  Capital gain distributions
    received                        0.03          0.01
  Realized and unrealized
    loss on investments
    securities and futures
    transactions -- net            (1.33)        (0.27)
                              ----------    ----------
    Total from investment
       operations                  (0.85)        (0.07)
                              ----------    ----------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
    investment income              (0.42)        (0.19)
  Distributions from capital
    gains                          (0.35)        (0.04)
                              ----------    ----------
    Total dividends and
       distributions               (0.77)        (0.23)
                              ----------    ----------
NET ASSET VALUE -- END OF
  PERIOD                      $    11.82    $    13.44
                              ==========    ==========
TOTAL RETURN (2)                   (6.37%)       (0.47%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets
  of:
  Expenses -- net (3)(4)            0.13%         0.13%
  Expenses -- including
    expense reduction (3)(4)        0.13%         0.13%
  Expenses -- before waivers
    and expense reductions
    (3)(4)                          0.13%         0.17%
  Investment income -- net
    (1)(3)                          3.40%         4.05%
  Investment income --
    excluding waivers and
    expense reduction (1)(3)        3.40%         4.05%
  Portfolio turnover rate
    (2)                            12.04%         4.27%
Net Assets -- end of the
  period (000's)              $1,019,700    $1,156,044
                              ==========    ==========

---------------

 *  Commencement of operations
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
++  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

               CAPITAL OPPORTUNITIES FUND                              GLOBAL EQUITY FUND
    -------------------------------------------------   -------------------------------------------------
         RETAIL CLASS            RETIREMENT CLASS            RETAIL CLASS            RETIREMENT CLASS
    -----------------------   -----------------------   -----------------------   -----------------------
    FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
      YEAR        PERIOD        YEAR        PERIOD        YEAR        PERIOD        YEAR        PERIOD
     ENDED     08/27/01* TO    ENDED     08/27/01* TO    ENDED     08/27/01* TO    ENDED     08/27/01* TO
    12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01
    --------   ------------   --------   ------------   --------   ------------   --------   ------------
    $  9.73       $10.00      $  13.37     $  13.71     $  9.70       $10.00      $  13.14     $  13.57
    -------       ------      --------     --------     -------       ------      --------     --------
       0.16         0.06          0.26         0.11        0.04         0.02          0.08         0.03
       0.02           --++        0.02           --++        --++         --            --++         --
      (1.50)       (0.22)        (2.05)       (0.34)      (2.00)       (0.29)        (2.71)       (0.43)
    -------       ------      --------     --------     -------       ------      --------     --------
      (1.32)       (0.16)        (1.77)       (0.23)      (1.96)       (0.27)        (2.63)       (0.40)
    -------       ------      --------     --------     -------       ------      --------     --------
      (0.21)       (0.11)        (0.24)       (0.11)      (0.06)       (0.03)        (0.08)       (0.03)
      (0.19)          --++       (0.19)          --++     (0.03)          --++       (0.03)          --++
    -------       ------      --------     --------     -------       ------      --------     --------
      (0.40)       (0.11)        (0.43)       (0.11)      (0.09)       (0.03)        (0.11)       (0.03)
    -------       ------      --------     --------     -------       ------      --------     --------
    $  8.01       $ 9.73      $  11.17     $  13.37     $  7.65       $ 9.70      $  10.40     $  13.14
    =======       ======      ========     ========     =======       ======      ========     ========
     (13.56%)      (1.64%)      (13.25%)      (1.68%)    (20.25%)      (2.75%)      (20.04%)      (2.96%)
       0.42%        0.48%         0.13%        0.13%       0.35%        0.48%         0.13%        0.13%
       0.42%        0.48%         0.13%        0.13%       0.35%        0.48%         0.13%        0.13%
       0.55%       43.03%         0.14%        0.17%       0.44%       66.34%         0.14%        0.17%
       1.90%        4.49%         2.08%        2.38%       0.53%        1.60%         0.68%        0.64%
       1.90%        4.49%         2.08%        2.38%       0.53%        1.60%         0.68%        0.64%
      10.33%        3.42%        10.33%        3.42%       6.33%        2.70%         6.33%        2.70%
    $ 9,859       $  331      $745,968     $883,648     $12,805       $  207      $616,043     $810,507
    =======       ======      ========     ========     =======       ======      ========     ========

                       See Notes to Financial Statements.

MONEY MARKET FUND

The year of 2002 concluded much the same way it started with "the only certainty being uncertainty". An array of factors created a lack of predictability in the capital markets including: concerns over corporate earnings, higher unemployment, issues surrounding corporate governance and fraud, lack of corporate reinvestment, mixed economic reports and the reliance of consumer spending for economic growth. The stormy seas were augmented late in the year with heightening geopolitical risks related to a potential war with Iraq and concerns with North Korea's nuclear capabilities. Generally speaking, capital markets prefer some level of clarity, but in aggregate, these factors created apprehension among investors resulting in a large discounting of riskier assets, especially in the equity markets. As a result, investors fled to the perceived "safe-haven" of U.S. Treasuries and money market securities during much of the year. By the end of the year, the primary concern facing monetary and fiscal policy makers was the risk of continued economic weakness leading to deflation. Deflation, although on the surface may appear attractive for the consumer, is an economic detriment as it dampens corporate profits, elevates unemployment and eventually reduces consumer and corporate spending and consumption. Throughout this recessionary period, the Fed, as the central bank of the U.S., has vehemently attempted to spur the economy and fight deflation through proactive, aggressive monetary policy. The Fed, during November, continued this pattern by surprising the capital markets with a substantial 50 basis point cut, driving the Fed Funds rate downward to 1.25%, the lowest level in over forty years. Although frustrating to investors seeking capital preservation and interest income, money market yields followed suit on an absolute basis, as yields reached low levels not experienced by investors in over four decades. At year end, the LIBOR curve was positively sloped (short rates lower relative to longer rates), albeit slightly, indicating that the market perceived the Fed has completed its easing efforts over the foreseeable future.

The Fund is comprised of a broad range of high quality, short-term money market instruments and utilizes a disciplined approach for the purpose of maintaining a constant $1.00 net asset value(1). In efforts to pick-up additional yield and take advantage of stable or possibly lower rates, a relatively long average weighted maturity of approximately 60-70 days was maintained early in the fourth quarter. With the decrease in the slope of the LIBOR curve in December, coupled with the expectation of stable monetary policy by the Fed, the average weighted maturity of the Fund declined to the 55-65 day range as investors were not compensated to invest at the longer end of the maturity spectrum. At quarter-end, the weighted average maturity of the Fund was 56 days. During the period, the Fund generated a quarterly return that was in-line with its benchmark index, the Salomon Brothers 90-Day Treasury Bill Index. Major categories of holdings at quarter end included commercial paper, asset-backed commercial paper, variable rate obligations and certificates of deposit.

---------------
(1) An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money. The current yield more closely reflects the current earnings of the Fund than total return.

MONEY MARKET FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                                                           SALOMON BROTHERS
                                       RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    90 DAY TREASURY BILL INDEX**
                                       -----------------    --------------------    -------------    ----------------------------
  One Year                                   1.60%                 1.80%                1.38%                    1.70%
  Since Inception
     (8/27/01 -- 12/31/02)                   1.89%                 1.82%                1.63%                    2.02%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                 SALOMON BROTHERS 90 DAY TREASURY
                                                                      RETIREMENT CLASS                     BILL INDEX**
                                                                      ----------------           --------------------------------
08/27/01                                                                  10000.00                           10000.00
09/30/01                                                                  10033.00                           10036.00
10/31/01                                                                  10057.00                           10063.00
11/30/01                                                                  10079.00                           10084.00
12/31/01                                                                  10094.00                           10102.00
01/31/02                                                                  10108.00                           10118.00
02/28/02                                                                  10122.00                           10131.00
03/31/02                                                                  10138.00                           10146.00
04/30/02                                                                  10153.00                           10161.00
05/31/02                                                                  10167.00                           10176.00
06/30/02                                                                  10180.00                           10191.00
07/31/02                                                                  10194.00                           10206.00
08/31/02                                                                  10207.00                           10220.00
09/30/02                                                                  10220.00                           10234.00
10/31/02                                                                  10232.00                           10249.00
11/30/02                                                                  10243.00                           10262.00
12/31/02                                                                  10255.00                           10274.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Salomon Brothers 90-Day Treasury Bill Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Salomon Brothers 90-Day Treasury Bill Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002                    PAR          VALUE
-----------------                -----------   ------------
AGENCY OBLIGATIONS -- 10.4%
  Federal Home Loan Bank
    2.80%, 04/11/03              $10,000,000   $ 10,000,000
    2.65%, 06/16/03                6,000,000      5,999,411
    4.50%, 07/07/03               18,000,000     18,191,144
    1.70%, 12/08/03               20,000,000     20,000,000
  Federal Home Loan Mortgage
    Corporation
    1.61%, 10/09/03               17,000,000     16,787,025
  Federal National Mortgage
    Association
    5.00%, 02/14/03               15,000,000     15,047,056
    4.75%, 11/14/03               10,000,000     10,246,050
                                               ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $96,270,686)                             96,270,686
                                               ------------
CERTIFICATES OF DEPOSIT -- 11.8%
  ABN AMRO Bank NV Chicago
    2.64%, 04/08/03               15,000,000     15,000,000
  Barclays Bank PLC
    2.10%, 07/14/03               15,000,000     15,000,000
  Canadian Imperial Bank of
    Commerce NY
    2.01%, 08/22/03               10,000,000     10,000,000
  Citibank N.A.
    1.71%, 01/31/03               14,000,000     14,000,000
  Royal Bank of Canada NY
    2.42%, 04/01/03               12,500,000     12,500,000
  Washington Mutual Bank
    1.38%, 02/10/03               15,000,000     15,000,000
    1.37%, 02/13/03               28,000,000     28,000,000
                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $109,500,000)                           109,500,000
                                               ------------
COMMERCIAL PAPER -- 54.3%
  Bear Stearns Co., Inc.
    1.55%, 02/06/03               10,000,000      9,984,500
    1.52%, 02/12/03                6,000,000      5,989,360
    1.35%, 02/18/03                5,500,000      5,490,100
  Breeds Hill Capital Co.
    1.39%, 03/17/03               45,000,000     44,869,687
  Concord Minutemen Capital Co.
    1.58%, 02/07/03                7,000,000      6,988,633
    1.34%, 02/10/03               17,000,000     16,974,689
  Credit Suisse First Boston
    1.35%, 02/14/03               20,000,000     19,967,000
  Crown Point Capital Co.
    1.60%, 01/21/03                9,000,000      8,992,000
    1.80%, 01/21/03               23,000,000     22,977,000
    1.81%, 01/22/03                6,000,000      5,993,665
  General Electric Capital
    Services
    1.33%, 03/24/03               19,000,000     18,942,440
  General Electric Co.
    1.34%, 03/28/03               10,000,000      9,967,989

                                     PAR          VALUE
                                 -----------   ------------
  HBOs Treasury Services PLC
    1.68%, 01/13/03              $15,000,000   $ 14,991,600
    1.70%, 01/13/03               20,000,000     19,988,667
    1.54%, 02/05/03                7,000,000      6,989,519
  Jupiter Securitization
    Corporation
    1.36%, 01/24/03                8,000,000      7,993,049
  Kitty Hawk Funding
    Corporation
    1.37%, 01/21/03               47,000,000     46,964,228
  Koch Industries, Inc.
    1.32%, 01/16/03               15,000,000     14,991,750
  Lexington Parker Capital
    1.75%, 01/10/03               20,000,000     19,991,250
    1.35%, 03/05/03               15,000,000     14,964,563
  Moriarty LLC
    1.80%, 01/15/03                9,000,000      8,993,700
  Ness LLC
    1.75%, 01/02/03               23,844,000     23,842,841
    1.37%, 02/25/03               12,000,000     11,974,883
  Nestle Capital Corporation
    1.76%, 02/10/03                5,000,000      4,990,222
    1.73%, 02/11/03                5,000,000      4,990,149
  Scaldis Capital LLC
    1.77%, 01/15/03               25,000,000     24,982,791
  Toyota Credit Puerto Rico
    1.35%, 01/23/03               40,000,000     39,967,000
  UBS Finance
    1.20%, 01/02/03               24,785,000     24,784,174
  Wyeth
    1.80%, 01/09/03               16,000,000     15,993,600
    1.78%, 01/13/03                5,000,000      4,997,033
    1.75%, 01/22/03               15,000,000     14,984,688
                                               ------------
TOTAL COMMERCIAL PAPER
  (Cost $504,512,770)                           504,512,770
                                               ------------
VARIABLE RATE OBLIGATIONS -- 23.3%
  Bear Stearns Companies, Inc.
    (The)
    1.36%, 01/02/03++             15,000,000     15,000,000
  Donaldson Lufkin & Jenrette,
    Inc.
    2.34%, 01/21/03++             10,000,000     10,028,495
  General Electric Capital
    Corporation
    1.76%, 02/03/03++             17,000,000     17,010,141
  John Hancock Global Funding
    II
    1.54%, 01/02/03++             15,000,000     15,004,479
    1.56%, 03/17/03++              8,000,000      8,010,032
    1.49%, 03/28/03++             13,000,000     13,010,908
  Lehman Brothers Holdings,
    Inc.
    1.34%, 01/02/03++             15,000,000     15,000,000
  Merrill Lynch & Co., Inc.
    1.40%, 01/10/03++             25,000,000     24,997,304
    2.00%, 01/27/03++              8,000,000      8,001,113
    1.42%, 01/30/03++              5,000,000      4,999,589

                       See Notes to Financial Statements.

                                     PAR          VALUE
                                 -----------   ------------
  Morgan Stanley Dean Witter &
    Co.
    1.94%, 01/07/03++            $ 5,200,000   $  5,203,367
    1.86%, 02/05/03++              8,000,000      8,006,224
    1.62%, 02/21/03++              5,000,000      5,001,697
  Salomon Smith Barney
    Holdings, Inc.
    1.79%, 01/27/03++             27,000,000     27,000,000
    1.65%, 02/18/03++              4,800,000      4,809,518
  Toronto Dominion Bank NY
    1.38%, 01/23/03+              25,000,000     25,000,000
  Wells Fargo Bank N.A.
    1.30%, 01/02/03++             10,000,000     10,000,000
                                               ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $216,082,867)                           216,082,867
                                               ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $926,366,323)                           926,366,323
OTHER ASSETS LESS LIABILITIES -- 0.2%             1,966,215
                                               ------------
NET ASSETS -- 100.0%                           $928,332,538
                                               ============

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND

Prior to the fourth quarter, a predominant theme was embedded throughout the fixed income markets during most of the year -- Treasuries, the most risk-free asset, had outperformed other sectors in the bond market, most notably the corporate sector. The source of the overall trend was simple to identify -- investors had remained less focused on fundamentals and valuations but more concerned with safety and capital preservation given the instability and uncertainty prevailing throughout the economic and geopolitical environments. This trend reversed in the first two months of the fourth quarter as investors became more amenable to risk due to the prospects of an economic recovery, which was coupled with the Fed's aggressive 50 basis point cut during November, and an improving stock market. In general, the shape of the yield curve remained positive for shorter-maturity bonds as the curve steepened as yields on the shorter end of the curve declined during the quarter while longer yields increased. Given the inverse relationship between yields and bond prices, short-duration bonds produced positive absolute returns for the period as evidenced by the Merrill Lynch 1-3 Year Treasury Index, which was up 0.87% for the quarter, with most of the performance generated during the month of December.

The Fund, comprised of high quality, fixed income securities primarily with shorter maturities, produced a positive absolute return for the quarter and generated relative outperformance versus its all Treasury benchmark index, the Merrill Lynch 1-3 Year Treasury Index. The relative outperformance was primarily due to the Fund's exposure to non-Treasury sectors, most notably the corporate sector. Earlier in the year, the Fund's sub-advisers selectively purchased corporate bonds to take advantage of their yield premiums and inexpensive valuations relative to Treasuries. The strategy paid off in the fourth quarter as corporate spreads narrowed and prices rallied. The corporate bond rally reflected a reduction in investor's risk aversion, greater liquidity in the market, improving corporate balance sheets and a renewed focus by investors on fundamentals and valuations. Exposure to mortgage securities and small allocations to both non-dollar and emerging markets bonds also benefited the Fund's relative performance. All three sub-advisers within the manager composite, BlackRock, Payden & Rygel and PIMCO, generated excess returns relative to the benchmark during the quarter. At period end, approximately 66% of the Fund was rated AAA with major categories of holdings including Treasuries/agencies, corporates and mortgages.

LOW-DURATION BOND FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                                                              MERRILL LYNCH 1-3
                                              RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    YEAR TREASURY INDEX**
                                              -----------------    --------------------    -------------    ---------------------
  One Year                                          5.71%                 5.89%                5.70%                 5.76%
  Since Inception (8/27/01 -- 12/31/02)             5.72%                 5.52%                5.39%                 6.30%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                                      RETIREMENT CLASS                        INDEX*
                                                                      ----------------           -------------------------------
08/27/01                                                                  10000.00                           10000.00
09/30/01                                                                  10150.00                           10190.00
10/31/01                                                                  10256.00                           10286.00
11/30/01                                                                  10217.00                           10264.00
12/31/01                                                                  10196.00                           10268.00
01/31/02                                                                  10242.00                           10289.00
02/28/02                                                                  10288.00                           10339.00
03/31/02                                                                  10208.00                           10269.00
04/30/02                                                                  10334.00                           10383.00
05/31/02                                                                  10381.00                           10425.00
06/30/02                                                                  10402.00                           10513.00
07/31/02                                                                  10459.00                           10641.00
08/31/02                                                                  10550.00                           10678.00
09/30/02                                                                  10633.00                           10766.00
10/31/02                                                                  10661.00                           10790.00
11/30/02                                                                  10663.00                           10758.00
12/31/02                                                                  10778.00                           10859.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Merrill Lynch 1-3 Year Treasury Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

      DECEMBER 31, 2002            PAR           VALUE
      -----------------        -----------    ------------
AGENCY OBLIGATIONS -- 9.8%
  Federal Home Loan Mortgage
    Corporation
    1.28%, 02/11/03            $ 9,700,000    $  9,685,860
    1.29%, 05/21/03                900,000         896,004
    4.25%, 06/15/05              3,300,000       3,476,309
    7.00%, 07/15/05              4,000,000       4,489,836
    5.25%, 01/15/06              1,610,000       1,750,265
    4.25%, 03/22/06 STEP+        3,850,000       3,959,217
                                              ------------
                                                24,257,491
                                              ------------
  Federal National Mortgage
    Association
    1.29%, 03/27/03              1,600,000       1,595,632
    1.28%, 05/21/03             12,800,000      12,743,168
    1.25%, 05/27/03             23,400,000      23,291,611
    3.70%, 08/27/04              2,850,000       2,860,314
    4.45%, 05/03/05              3,325,000       3,458,961
    5.50%, 02/15/06              5,765,000       6,309,210
                                              ------------
                                                50,258,896
                                              ------------
  Small Business
    Administration
    6.95%, 11/10/16              2,816,072       3,165,178
                                              ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $76,795,748)                            77,681,565
                                              ------------
ASSET-BACKED SECURITIES -- 13.5%
  Aames Mortgage Trust
    1.83%, 01/15/03 STEP++         502,377         501,297
  Aerco, Ltd.
    2.38%, 01/15/03++            1,931,625       1,918,669
  AmeriCredit Automobile
    Receivables Trust
    5.37%, 05/17/04              1,800,000       1,902,556
    5.28%, 05/30/05              1,500,000       1,579,528
  Bank One Issuance Trust
    4.16%, 01/15/08              2,725,000       2,852,202
  Bayview Financial
    Acquisition Trust
    7.01%, 05/25/29 144A         1,037,640       1,066,544
  Business Loan Express
    3.75%, 01/15/03 144A++       1,241,467       1,216,638
  Capital Auto Receivables
    Asset Trust
    3.58%, 10/16/06              2,400,000       2,475,469
  Capital One Auto Finance
    Trust
    5.40%, 05/15/08              2,000,000       2,128,118
  Capital One Master Trust
    3.85%, 10/12/04              2,300,000       2,377,009
    4.55%, 04/24/05                750,000         778,331
  Chase Funding Mortgage Loan
    Asset-Backed Certificates
    5.04%, 05/30/05              1,200,000       1,252,013
  CIT Equipment Collateral
    4.03%, 05/30/04              3,200,000       3,284,923

                                   PAR           VALUE
                               -----------    ------------
  Citibank Credit Card
    Issuance Trust
    4.10%, 12/07/06            $ 4,350,000    $  4,528,078
  Citibank Credit Card Master
    Trust I
    0.00%, 08/15/06 PO           2,600,000       2,528,775
  Conseco Finance
    Securitizations
    Corporation
    1.79%, 01/15/03+               564,204         560,322
    8.07%, 12/01/30              3,100,000       3,200,140
    7.30%, 05/01/31              1,956,995       1,991,000
  Daimler Chrysler Master
    Owner Trust
    1.48%, 01/15/03+             3,000,000       3,000,758
  Dealer Auto Receivables
    Trust
    7.07%, 05/17/04                239,437         240,428
  Equity One ABS, Inc.
    7.55%, 02/25/32              1,178,943       1,209,893
  Federal National Mortgage
    Association Grantor Trust
    3.31%, 03/25/32              1,805,383       1,774,918
  FMAC Loan Receivables Trust
    5.99%, 11/15/04 144A           749,170         734,186
  Ford Credit Auto Owner
    Trust
    4.83%, 02/15/05              3,770,299       3,821,660
    4.01%, 03/18/05                750,000         776,514
  Green Tree Financial
    Corporation
    6.06%, 04/01/18              2,316,606       2,394,957
    6.04%, 11/01/29                372,807         373,530
  MBNA Master Credit Card
    Trust 6.35%, 07/13/04        4,100,000       4,386,982
  Mellon Auto Grantor Trust
    7.18%, 10/15/06              1,064,407       1,096,308
  MMCA Automobile Trust
    7.55%, 05/30/03              1,500,000       1,544,354
  Nissan Auto Receivables
    Owner Trust
    4.31%, 05/16/05              3,100,000       3,154,734
    3.58%, 09/15/05              3,500,000       3,578,750
    3.99%, 12/15/05              4,000,000       4,123,438
    5.35%, 10/15/06              3,275,000       3,431,647
    4.80%, 02/15/07              4,225,000       4,424,367
  PBG Equipment Trust
    6.27%, 01/20/12 144A         1,565,461       1,650,638
  Residential Asset
    Securities Corporation
    4.99%, 05/30/05              1,300,000       1,349,355
  Ryder Vehicle Lease Trust
    6.10%, 09/15/08 144A           265,050         267,535
  Sears Credit Account Master
    Trust
    6.35%, 02/16/07              1,516,667       1,519,520
    5.25%, 10/16/08              2,497,917       2,581,483

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------    ------------
  Sequoia Mortgage Trust
    3.27%, 10/25/24++          $ 1,592,782    $  1,586,809
    1.82%, 10/20/27++            1,978,122       1,966,290
    1.87%, 10/20/33++            1,487,406       1,477,888
  SLM Student Loan Trust
    1.93%, 01/25/07++            1,365,585       1,366,556
    1.90%, 01/25/09++            3,687,192       3,687,580
    1.89%, 01/25/11++            3,036,360       3,039,617
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A         5,170,778       5,376,749
  The Money Store Business
    Loan Backed Certificates
    2.15%, 04/15/28++              858,988         924,168
  TMS SBA Loan Trust
    2.11%, 04/15/24++              762,717         784,439
    2.00%, 01/15/25++              950,391         949,089
    2.48%, 01/25/25++              570,235         566,939
  WFS Financial Owner Trust
    2.76%, 02/20/07              1,200,000       1,214,966
                                              ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $103,985,819)                          106,518,657
                                              ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 24.7%
  Asset Securitization
    Corporation
    7.32%, 01/13/30              1,298,125       1,397,791
  Bank One Mortgage-Backed
    Pass-Through Certificates
    5.63%, 03/15/30++              813,930         828,012
  Bayview Financial
    Acquisition Trust
    1.77%, 01/27/03 144A++         950,186         948,598
  Bear Stearns Adjustable
    Rate Mortgage Trust
    6.62%, 01/01/03++            1,594,679       1,604,554
    6.84%, 01/01/03++              608,509         618,914
    6.93%, 01/01/03++              949,184         969,837
    6.54%, 01/25/32++              521,705         523,531
  Chase Commercial Mortgage
    Securities Corporation
    7.03%, 10/15/08                947,216       1,053,277
  Countrywide Funding
    Corporation
    6.50%, 11/25/08              2,465,829       2,501,535
  Countrywide Home Loans,
    Inc.
    7.25%, 12/25/27              3,000,000       3,004,270
    6.05%, 04/25/29              6,000,000       6,149,647
    4.63%, 06/19/31++              808,684         820,309
  Credit-Based Asset
    Servicing and
    Securitization LLC
    1.74%, 01/25/03++            1,797,667       1,788,993
  CS First Boston Mortgage
    Securities Corporation
    1.82%, 02/25/32++            1,494,773       1,494,567

                                   PAR           VALUE
                               -----------    ------------
  DLJ Mortgage Acceptance
    Corporation
    6.82%, 10/15/30 144A       $ 3,250,000    $  3,614,214
  Federal Home Loan Bank
    3.88%, 12/15/04              8,000,000       8,325,696
  Federal Home Loan Mortgage
    Corporation
    4.70%, 01/01/03++              240,879         248,343
    1.92%, 01/28/04++            1,231,275       1,234,563
    9.50%, 10/01/04                 36,529          38,082
    9.50%, 12/01/04                 40,659          42,387
    9.50%, 01/01/05                 31,280          32,609
    9.50%, 06/01/05                 31,882          33,834
    5.73%, 07/28/05++            6,422,269       6,616,944
    10.00%, 12/01/05                 7,777           7,794
    8.00%, 03/01/06                 10,788          11,415
    7.00%, 05/01/06                  7,790           8,053
    8.75%, 08/01/06                 13,268          13,704
    6.50%, 08/15/07              1,474,144       1,510,238
    8.50%, 12/01/07                 33,618          35,887
    8.50%, 01/01/08                 28,450          30,361
    8.00%, 05/01/08                 46,756          48,991
    8.50%, 06/01/08                 44,619          46,696
    8.25%, 07/01/08                 48,075          51,034
    8.75%, 07/01/08                 26,186          28,379
    8.00%, 01/01/09                 15,780          16,914
    7.50%, 03/01/09                146,880         152,572
    5.50%, 04/01/09              2,774,887       2,920,568
    6.00%, 06/01/09              1,127,295       1,192,819
    6.00%, 07/01/10              2,494,525       2,639,519
    6.50%, 06/01/11              2,769,099       2,938,707
    16.25%, 07/01/11                 2,581           3,215
    15.25%, 08/01/11                 4,197           5,146
    10.75%, 02/01/19               239,439         271,464
    5.59%, 09/01/23++            1,750,562       1,807,369
    6.93%, 06/01/28 STRIP++      1,018,213       1,018,213
    7.31%, 03/01/31++              652,686         667,815
  Federal Housing Authority
    7.43%, 09/01/22                463,120         499,268
  Federal National Mortgage
    Association
    5.11%, 01/02/03 CONV++         496,190         508,428
    7.00%, 06/01/04                 10,620          10,730
    3.15%, 07/15/04              4,025,000       4,064,139
    5.00%, 01/15/07              9,125,000       9,900,169
    5.25%, 03/22/07              4,575,000       4,791,594
    6.00%, 08/01/08              1,126,268       1,191,732
    6.50%, 11/01/08              1,596,875       1,692,687
    5.50%, 06/01/09              1,873,787       1,972,161
    5.50%, 07/01/09              1,358,071       1,429,370
    6.00%, 11/01/10              2,884,629       3,051,396
    6.00%, 12/01/10              1,450,701       1,535,023
    6.00%, 03/01/11                801,691         846,787
    6.00%, 08/01/11              1,433,921       1,514,579
    5.50%, 04/01/13              1,613,271       1,685,868
    6.00%, 05/01/13              1,292,803       1,365,523

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------    ------------
    6.00%, 12/01/14            $ 2,481,136    $  2,594,350
    6.00%, 01/01/18              3,100,000       3,239,500
    5.63%, 08/01/22++            1,187,669       1,220,315
    5.59%, 02/01/24++            2,260,638       2,336,227
    6.80%, 03/01/24++              285,100         294,112
    9.00%, 05/01/25                696,412         774,976
    9.00%, 07/01/25                998,721       1,112,950
    6.54%, 12/01/30++              225,954         234,179
    5.50%, 01/01/31              2,500,000       2,549,219
    6.68%, 02/01/31++            1,474,652       1,545,295
  FFCA Secured Lending
    Corporation
    7.27%, 02/18/11 144A         3,297,550       3,488,935
  First Republic Mortgage
    Loan Trust
    4.84%, 06/25/30++            1,946,355       1,979,748
  General Motors Acceptance
    Corporation
    6.38%, 01/30/04                700,000         718,888
  Government National
    Mortgage Association
    6.63%, 01/01/03++              546,544         564,003
    1.62%, 01/16/03++            2,899,160       2,885,429
    2.02%, 01/16/03++            2,038,145       2,019,550
    7.25%, 11/15/03                  4,180           4,232
    8.25%, 08/15/04                  6,425           6,642
    8.25%, 03/15/06                  9,060           9,645
    8.25%, 04/15/06                    480             511
    8.25%, 05/15/06                 22,463          23,917
    7.00%, 10/15/07                  7,812           8,368
    7.00%, 11/15/07                159,246         170,592
    7.00%, 12/15/07                 87,278          93,498
    7.00%, 01/15/08                  6,369           6,843
    7.00%, 05/15/08                 76,776          82,487
    7.00%, 06/15/08                 16,309          17,522
    7.00%, 07/15/08                346,957         372,762
    7.00%, 08/15/08                221,405         237,871
    7.00%, 09/15/08                380,971         409,305
    7.00%, 09/18/08                213,319         229,185
    7.00%, 11/15/08                380,055         408,321
    6.00%, 12/15/08              1,017,395       1,084,480
    7.00%, 04/15/09                108,155         116,233
    6.00%, 02/15/11              1,564,844       1,663,624
    13.50%, 02/15/11                 4,696           5,608
    7.00%, 05/12/12              1,005,409       1,079,557
    5.38%, 06/20/17++               78,710          80,917
    5.38%, 06/20/21++               58,964          60,662
    8.50%, 10/15/29                260,893         283,232
    8.50%, 01/15/30                134,802         146,260
    8.50%, 03/15/30                105,687         114,670
    8.50%, 04/15/30                384,576         417,265
    8.50%, 05/15/30              1,342,003       1,456,075
    8.50%, 06/15/30                740,902         803,879
    8.50%, 07/15/30              1,918,216       2,081,265
    8.50%, 08/15/30                517,738         561,746
    8.50%, 09/15/30                 60,435          65,572

                                   PAR           VALUE
                               -----------    ------------
    7.50%, 09/20/30            $ 2,550,037    $  2,717,383
    8.50%, 10/15/30                567,990         616,269
    8.50%, 11/15/30              1,181,666       1,282,107
    8.50%, 12/15/30              1,082,759       1,174,793
    8.50%, 01/15/31                339,448         367,770
    8.50%, 02/15/31                739,027         800,689
    7.50%, 07/20/31              4,380,533       4,666,637
    7.00%, 01/22/33             11,000,000      11,653,125
    6.75%, 10/16/40              3,311,939       3,559,449
  GS Mortgage Securities
    Corporation II
    6.04%, 08/16/31 144A           633,460         694,592
  IFC SBA Loan-Backed
    Adjustable Rate
    Certificate
    2.75%, 01/15/24 144A++       1,150,767       1,127,752
  Mellon Residential Funding
    Corporation
    6.75%, 01/25/13                662,824         679,914
  MLCC Mortgage Investors,
    Inc.
    1.80%, 01/15/03 STEP++       2,008,900       2,006,642
  Morgan Stanley Capital I
    6.22%, 02/07/04              2,534,860       2,715,026
  PNC Mortgage Securities
    Corporation
    1.87%, 01/25/03++              635,747         636,224
    7.50%, 02/25/31                931,009         946,277
  Residential Accredit Loans,
    Inc.
    6.00%, 12/25/16              2,335,932       2,431,559
    7.75%, 10/25/30                545,442         557,070
  Residential Asset
    Securitization Trust
    8.00%, 02/25/30                836,041         859,035
  Residential Funding
    Mortgage Security I
    6.29%, 01/01/03++              715,599         716,460
  Salomon Brothers Mortgage
    Securities
    7.15%, 03/25/25 144A         5,287,219       5,703,567
  Security National Mortgage
    Loan Trust
    5.79%, 01/25/03 144A@        1,336,502       1,348,873
  Structured Asset Mortgage
    Investments, Inc.
    6.13%, 11/25/13              1,270,155       1,307,082
  Structured Asset Securities
    Corporation
    7.50%, 06/28/31              1,485,785       1,550,628
  United Mortgage Securities
    Corporation
    4.84%, 01/01/03++            1,338,104       1,375,292
  Wachovia Asset
    Securitization, Inc.
    6.25%, 10/25/33              1,687,216       1,747,955

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------    ------------
  Washington Mutual
    4.51%, 01/01/03++          $ 1,870,947    $  1,880,243
    1.71%, 06/25/24++              915,971         910,710
  Washington Mutual Mortgage
    Securities Corporation
    5.90%, 07/25/31++              919,819         934,766
  Washington Mutual MSC
    Mortgage Pass-Through
    Certificates
    5.62%, 03/25/32++            1,788,898       1,820,204
  Wells Fargo Mortgage Backed
    Securities Trust
    6.13%, 07/25/31              1,285,595       1,300,663
                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $190,036,171)                          195,126,012
                                              ------------
COMMERCIAL PAPER -- 5.6%
  CBA Finance
    1.33%, 02/06/03              9,300,000       9,287,632
  Eksportfinans ASA
    1.25%, 01/02/03              2,800,000       2,799,903
    1.31%, 02/10/03              1,100,000       1,098,399
  HBOs Treasury Services
    1.33%, 02/11/03              7,800,000       7,788,451
    1.77%, 03/27/03              5,700,000       5,682,843
  Pfizer, Inc.
    1.31%, 02/04/03              2,600,000       2,596,808
  Swedish National Housing
    Finance
    1.36%, 03/17/03              1,000,000         997,369
  UBS Finance LLC
    1.32%, 03/05/03              5,700,000       5,687,434
    1.31%, 03/06/03              1,900,000       1,895,744
    1.32%, 03/12/03              5,500,000       5,486,506
  Westpac Capital Corporation
    1.34%, 03/25/03              1,000,000         997,084
                                              ------------
TOTAL COMMERCIAL PAPER
  (Cost $44,309,502)                            44,318,173
                                              ------------
CORPORATE BONDS -- 18.8%
  Abbott Laboratories
    5.13%, 07/01/04              1,230,000       1,291,653
  AIF, Inc.
    3.50%, 06/15/26              1,764,309       1,764,309
  Alcoa, Inc.
    1.70%, 12/06/04++              930,000         932,917
  American Express Credit
    Corporation
    1.54%, 01/16/03++            1,200,000       1,200,054
  AOL Time Warner, Inc.
    6.88%, 05/01/12              5,000,000       5,291,460
  AT&T Corporation
    5.09%, 11/21/03 144A
      (E)++                      3,000,000       3,127,591
    6.38%, 03/15/04              5,000,000       5,126,830
  Bank of America Corporation
    6.63%, 06/15/04              1,200,000       1,280,814

                                   PAR           VALUE
                               -----------    ------------
  Bank One Corporation
    7.63%, 08/01/05            $ 1,200,000    $  1,352,876
  Capital One Bank
    6.62%, 08/04/03              5,770,000       5,706,258
  Centerior Energy
    Corporation
    7.67%, 07/01/04              1,500,000       1,564,202
  Citigroup, Inc.
    6.75%, 12/01/05              2,475,000       2,753,970
  Coca-Cola Co. (The)
    4.00%, 06/01/05              1,240,000       1,298,912
  Conagra Foods, Inc.
    7.50%, 09/15/05              2,500,000       2,803,855
  Conoco, Inc.
    5.90%, 04/15/04              1,045,000       1,094,237
  Consolidated Natural Gas
    7.25%, 10/01/04                645,000         695,036
  Countrywide Home Loans,
    Inc.
    5.25%, 06/15/04              1,180,000       1,227,702
  Dominion Resources, Inc.
    7.60%, 07/15/03              6,000,000       6,140,562
  Duke Capital Corporation
    7.25%, 10/01/04              1,200,000       1,226,417
  Duke Energy Field Services
    LLC
    7.50%, 08/16/05              1,800,000       1,898,782
  Ford Motor Co.
    7.45%, 07/16/31                600,000         523,325
  Ford Motor Credit Co.
    2.30%, 01/21/03++            1,500,000       1,353,474
    1.92%, 03/21/03++            1,000,000         994,297
    2.25%, 03/31/03++            2,000,000       1,812,782
    7.50%, 03/15/05                390,000         398,102
    6.88%, 02/01/06              2,500,000       2,506,088
  Fred Meyer Holding Co.,
    Inc.
    7.38%, 03/01/05              2,000,000       2,172,050
  General Electric Capital
    Corporation
    4.25%, 01/28/05              1,500,000       1,567,463
    5.00%, 06/15/07              2,905,000       3,079,343
  General Motors Acceptance
    Corporation
    2.56%, 01/21/03++           11,400,000      11,239,156
    7.63%, 06/15/04++++            800,000         840,327
    6.13%, 09/15/06              1,650,000       1,677,981
  Golden West Financial
    Corporation
    5.50%, 08/08/06              3,000,000       3,238,656
  Household Finance
    Corporation
    1.86%, 02/03/03++            1,470,000       1,465,716
  IBM Corporation
    1.55%, 09/10/04++            1,200,000       1,201,109
  JP Morgan Chase & Co.
    5.63%, 08/15/06                975,000       1,043,890

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------    ------------
  Kellogg Co.
    5.50%, 04/01/03            $ 4,800,000    $  4,837,248
  KFW International Finance
    5.25%, 03/09/06              1,525,000       1,643,426
  Kraft Foods, Inc.
    1.63%, 02/26/03++            1,000,000       1,000,286
  Masco Corporation
    6.00%, 05/03/04                645,000         673,532
  Merrill Lynch & Co., Inc.
    5.46%, 05/07/04              1,400,000       1,461,601
  Morgan Stanley TRACER
    5.89%, 03/01/07 144A@       11,600,000      12,373,813
  National Rural Utilities
    Cooperative Finance
    Corporation
    5.25%, 07/15/04              1,120,000       1,169,075
  New York Telephone Co.
    6.50%, 03/01/05              2,300,000       2,492,671
  Niagara Mohawk Power
    Corporation
    7.75%, 05/15/06              5,000,000       5,670,720
  Paine Webber Group, Inc.
    7.88%, 02/15/03              2,300,000       2,315,808
  Premium Asset Trust
    1.76%, 02/27/03 144A++       4,000,000       4,015,580
  Procter & Gamble Co.
    6.60%, 12/15/04              1,200,000       1,308,767
  Qwest Capital Funding, Inc.
    5.88%, 08/03/04              3,000,000       2,535,000
  Raytheon Co.
    8.20%, 03/01/06                900,000         993,375
  Safeway, Inc.
    7.25%, 09/15/04                645,000         694,466
  Southtrust Bank NA
    1.50%, 05/24/04++            1,200,000       1,202,069
  SPARC International Paper,
    Inc.
    3.07%, 06/20/04              2,250,000       2,223,281
  Sprint Capital Corporation
    7.13%, 01/30/06              3,000,000       2,972,439
  Time Warner, Inc.
    7.75%, 06/15/05              3,200,000       3,411,744
  TRW, Inc.
    6.63%, 06/01/04                645,000         670,603
  Unilever Capital
    Corporation
    6.88%, 11/01/05              1,200,000       1,346,509
  US Bancorp
    6.63%, 05/15/03              1,200,000       1,219,625
  Virginia Electric & Power
    Co.
    5.75%, 03/31/06              3,000,000       3,225,132
  Wachovia Corporation
    7.55%, 08/18/05                950,000       1,071,029
  Washington Mutual Bank FA
    1.71%, 02/18/03++            1,500,000       1,502,000

                                   PAR           VALUE
                               -----------    ------------
  Wells Fargo Financial, Inc.
    5.45%, 05/03/04            $ 1,300,000    $  1,360,650
  Weyerhaeuser Co.
    2.54%, 03/17/03++              700,000         700,676
    5.50%, 03/15/05 144A           865,000         905,966
  Worldcom, Inc.-WorldCom
    Group
    7.38%, 01/15/11 144A#@       3,900,000         936,000
                                              ------------
TOTAL CORPORATE BONDS
  (Cost $147,775,069)                          148,825,287
                                              ------------
FOREIGN BONDS -- 3.5%
BERMUDA -- 0.1%
  Tyco International Group SA
    6.38%, 06/15/05                860,000         834,754
                                              ------------
CAYMAN ISLANDS -- 0.1%
  Wharf International
    Finance, Ltd.
    7.63%, 03/13/07                400,000         447,726
                                              ------------
CHILE -- 0.1%
  Republic of Chile
    5.63%, 07/23/07                400,000         422,515
                                              ------------
CROATIA -- 0.1%
  Croatia Government
    2.69%, 01/31/03++            1,090,909       1,084,091
                                              ------------
FINLAND -- 0.1%
  Republic of Finland
    7.88%, 07/28/04                780,000         853,013
                                              ------------
FRANCE -- 0.8%
  France Telecom
    4.16%, 03/14/03++            4,700,000       4,702,186
  Total Fina Elf SA
    7.00%, 10/05/05              1,470,000       1,642,018
                                              ------------
                                                 6,344,204
                                              ------------
MALAYSIA -- 0.0%
  Petroliam Nasional BHD
    8.88%, 08/01/04                350,000         384,762
                                              ------------
MEXICO -- 0.6%
  Grupo Televisa SA
    8.63%, 08/08/05                350,000         386,750
  Petroleos Mexicanos
    6.50%, 02/01/05                400,000         424,500
  United Mexican States
    8.63%, 03/12/08                350,000         403,025
    11.38%, 09/15/16               700,000         939,750
    8.00%, 09/24/22              2,700,000       2,794,500
                                              ------------
                                                 4,948,525
                                              ------------
NETHERLANDS -- 0.4%
  Deutsche Telekom
    International Finance BV
    8.25%, 06/15/05              3,000,000       3,282,408
                                              ------------

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------    ------------
SOUTH KOREA -- 0.2%
  Export-Import Bank of Korea
    (The)
    6.38%, 02/15/06            $   400,000    $    436,932
  Korea Development Bank
    7.38%, 09/17/04                350,000         378,846
  Korea Electric Power
    Corporation
    6.38%, 12/01/03                420,000         435,040
                                              ------------
                                                 1,250,818
                                              ------------
SUPRANATIONAL -- 1.0%
  European Investment Bank
    5.63%, 02/03/05              4,300,000       4,624,860
    5.63%, 01/24/06              1,850,000       2,002,451
  International Bank for
    Reconstruction and
    Development
    6.02%, 06/21/04              1,200,000       1,273,500
                                              ------------
                                                 7,900,811
                                              ------------
TOTAL FOREIGN BONDS
  (Cost $26,788,645)                            27,753,627
                                              ------------
MUNICIPAL BONDS -- 0.3%
  California Department of
    Water Reserve, Power
    Supply Revenue Bonds
    3.59%, 05/01/04                975,000         982,927
  Missouri Higher Education
    Loan Authority, Student
    Loan Revenue Bonds
    2.27%, 07/25/08++            1,194,781       1,196,274
                                              ------------
TOTAL MUNICIPAL BONDS
  (Cost $2,151,470)                              2,179,201
                                              ------------
                                 SHARES
                               -----------
SHORT-TERM INVESTMENT -- 4.1%
  AB Funds Trust -- Money
    Market Fund
    (Cost $32,170,995)          32,170,995      32,170,995
                                              ------------
RIGHTS -- 0.0%
  United Mexican States
    Recovery Rights Series B     2,700,000          10,125
  United Mexican States
    Recovery Rights Series C     2,700,000           1,485
  United Mexican States
    Recovery Rights Series D     2,700,000           1,485
  United Mexican States
    Recovery Rights Series E     2,700,000           1,485
                                              ------------
TOTAL RIGHTS
  (Cost $0)                                         14,580
                                              ------------
                                   PAR           VALUE
                               -----------    ------------
U.S. TREASURY OBLIGATIONS -- 21.4%
  U.S. Treasury Bills
    1.19%, 02/13/03++++        $   525,000    $    524,309
    1.20%, 02/13/03                260,000         259,658
    1.35%, 03/05/03                700,000         698,445
                                              ------------
                                                 1,482,412
                                              ------------
  U.S. Treasury Bonds
    6.75%, 05/15/05             22,590,000      25,192,277
    8.75%, 11/15/08              1,649,000       1,752,514
    6.00%, 08/15/09                605,000         703,596
    10.38%, 11/15/09             2,700,000       3,128,838
                                              ------------
                                                30,777,225
                                              ------------
  U.S. Treasury Inflationary
    Index Bonds
    3.63%, 01/15/08             15,500,000      19,089,362
                                              ------------
  U.S. Treasury Notes
    3.00%, 02/29/04              4,825,000       4,922,634
    3.38%, 04/30/04             20,225,000      20,778,821
    3.25%, 05/31/04             12,100,000      12,426,143
    6.00%, 08/15/04++++          1,100,000       1,181,469
    2.13%, 08/31/04              8,170,000       8,263,514
    1.88%, 09/30/04              8,350,000       8,410,997
    5.88%, 11/15/04              4,890,000       5,282,921
    2.00%, 11/30/04             24,895,000      25,108,948
    5.75%, 11/15/05             14,230,000      15,734,723
    5.63%, 02/15/06             10,900,000      12,073,461
    4.38%, 05/15/07              3,900,000       4,189,150
                                              ------------
                                               118,372,781
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $166,278,488)                          169,721,780
                                              ------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $790,291,907)                          804,309,877
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.7%)                       (13,017,827)
                                              ------------
  NET ASSETS -- 100.0%                        $791,292,050
                                              ============

Interest rate swap agreement outstanding at December 31, 2002:

                          EXPIRATION    NOTIONAL     UNREALIZED
      DESCRIPTION            DATE        VALUE      APPRECIATION
      -----------         ----------   ----------   ------------
U.S. DOLLARS
Receive fixed rate
payments of 5.00% and
pay variable rate
payments on the three
month LIBOR floating
rate(f)                    06/18/08    $4,400,000     $305,875
                                                      ========

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

The broad fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, posted a positive absolute return during the quarter of 1.57%, with all of the positive return generated in the month of December. Earlier in the year, the broad fixed income market was primarily driven by the Treasury sector and a declining interest rate environment as apprehension continued regarding future economic growth and mounting geopolitical risks in the Middle East. Furthermore, investors had concerns over the creditworthiness and governance of corporations, as the market absorbed a record level of corporate defaults, elevated corporate spreads to historically wide levels and pushed bond prices lower. However, sentiment in the fixed income markets reversed during the first two months of the fourth quarter. Treasury yields, in general, sold off in October and November in response to some prospects of economic recovery, an aggressive 50 basis point rate cut by the Fed, a rally in the equity markets -- both domestically and globally, and a renewed risk appetite by investors. December saw a return to flight-to-quality as weaker economic data (including higher unemployment and lower consumer confidence) was released and tensions elevated regarding relations with both Iraq and North Korea. The quarter ended with riskier assets, including BBB-rated corporates and non-benchmark sectors, such as high yield and emerging market debt, being the best performers during the three month period. Although the broad fixed income market underperformed the broad equity market during the fourth quarter, bonds have played a very important role within well diversified portfolios. They have outpaced stocks by 32.5% as illustrated by comparing the S&P 500(R) Index with the Lehman Brothers Aggregate Bond Index.

The Fund, a high quality, core fixed income portfolio, generated positive absolute returns and outpaced its benchmark index, the Lehman Brothers Aggregate Bond Index, during the fourth quarter. The Fund's relative outperformance resulted primarily due to its exposure to the corporate bond sector. Earlier in 2002, the sub-advisers had begun to increase corporate exposure within the Fund in an attempt to take advantage of relatively inexpensive valuations, higher yields and improving fundamentals. While negatively impacting relative performance in most recent periods, the strategy paid off well during the fourth quarter as investors became more focused on valuations, fundamentals and improving corporate balance sheets. Investors' appetite for risk and their renewed focus caused corporate spreads to narrow, most notably in November, pushing corporate bond prices higher. The allocation to mortgages, coupled with small exposure to high yield and emerging markets debt also benefited the Fund's relative performance. All three of the fund's sub-advisers generated excess returns relative to the benchmark during the fourth quarter. At period end, the average credit quality of the fund remained at AA with the primary sector exposure to mortgages, corporates and Treasuries/agencies.

MEDIUM-DURATION BOND FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                                                              LEHMAN BROTHERS
                                             RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    AGGREGATE BOND INDEX**
                                             -----------------    --------------------    -------------    ----------------------
  One Year                                         9.15%                 9.25%                8.90%                10.25%
  Since Inception (8/27/01 -- 12/31/02)            7.90%                 7.49%                7.55%                 8.92%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                      RETIREMENT CLASS                        INDEX*
                                                                      ----------------            ------------------------------
08/27/01                                                                  10000.00                           10000.00
09/30/01                                                                  10123.00                           10173.00
10/31/01                                                                  10364.00                           10386.00
11/30/01                                                                  10223.00                           10243.00
12/31/01                                                                  10149.00                           10177.00
01/31/02                                                                  10253.00                           10259.00
02/28/02                                                                  10387.00                           10359.00
03/31/02                                                                  10223.00                           10187.00
04/30/02                                                                  10422.00                           10384.00
05/31/02                                                                  10479.00                           10472.00
06/30/02                                                                  10453.00                           10563.00
07/31/02                                                                  10466.00                           10690.00
08/31/02                                                                  10685.00                           10871.00
09/30/02                                                                  10774.00                           11047.00
10/31/02                                                                  10752.00                           10996.00
11/30/02                                                                  10833.00                           10994.00
12/31/02                                                                  11079.00                           11221.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Lehman Brothers Aggregate Bond Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002                   PAR           VALUE
-----------------               -----------   -------------
AGENCY OBLIGATIONS -- 1.2%
  Federal National Mortgage
    Association
    1.24%, 02/12/03++++         $    50,000   $      49,931
    1.53%, 02/12/03++++           1,900,000       1,897,385
    1.27%, 03/05/03++++             100,000          99,683
    1.29%, 03/27/03               2,000,000       1,994,540
    3.32%, 09/27/06               2,500,000       2,553,374
                                              -------------
                                                  6,594,913
                                              -------------
  Financing Corporation
    Principle STRIPS
    6.59%, 11/30/17               1,130,000         501,099
    6.44%, 04/05/19                 620,000         250,240
                                              -------------
                                                    751,339
                                              -------------
  Resolution Funding
    Corporation STRIPS
    11.27%, 01/15/17              5,176,000       2,490,319
                                              -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $8,301,046)                               9,836,571
                                              -------------
ASSET-BACKED SECURITIES -- 8.4%
  AmeriCredit Automobile
    Receivables Trust
    7.15%, 08/12/04                 583,996         590,448
    5.96%, 03/12/06               1,339,920       1,356,036
  Amortizing Residential
    Collateral Trust
    1.90% 01/05/03++              1,992,991       1,994,406
    1.70%, 01/27/03++               962,370         959,059
  AQ Finance NIM Trust
    2.07%, 12/25/07 144A++        3,000,000       3,000,000
    9.50%, 06/25/32 144A@           345,502         345,571
  Associates Automobile
    Receivables Trust
    6.82%, 02/15/05               1,843,037       1,866,922
  Bayview Financial
    Acquisition Trust
    1.80%, 01/27/03 144A++        3,123,420       3,121,413
  Bear Stearns Asset Backed
    Securities, Inc.
    5.29%, 06/15/16                 734,073         738,385
  Case Equipment Loan Trust
    5.77%, 08/15/05               1,766,921       1,769,641
  Centex Home Equity
    1.85%, 12/25/32++             3,000,000       3,003,750
  Citibank Credit Card
    Issuance Trust
    2.61%, 02/07/03++               670,000         666,465
  Conseco Finance
    Securitizations
    Corporation
    6.77%, 09/01/32               2,000,000       2,064,091
    0.00%, 02/01/33 IO@          16,182,000       1,264,300
  Countrywide Asset-Backed
    Certificates
    6.89%, 08/25/27                 622,770         665,463
    1.85%, 12/01/32++             2,000,000       2,000,000

                                    PAR           VALUE
                                -----------   -------------
  Countrywide Home Equity Loan
    Trust
    1.68%, 01/15/03++           $   896,187   $     893,748
  CS First Boston Mortgage
    Securities Corporation
    1.68%, 01/15/03++               390,772         390,995
  Daimler Chrysler Master
    Owner Trust
    1.48%, 01/15/03++               910,000         910,230
  Embarcadero Aircraft
    Securitization Trust
    1.90%, 08/15/25 144A++        2,600,000       2,132,000
  EQCC Trust
    1.72%, 01/25/03++             1,613,633       1,612,055
  First Franklin Mortgage Loan
    1.84%, 08/25/32++             1,994,375       1,999,361
  Fleet Home Equity Loan Trust
    1.63%, 05/30/31++             2,117,028       2,109,485
  Fremont Home Loan Trust
    1.76%, 12/01/32++             2,000,000       1,997,188
  Green Tree Home Improvement
    Loan Trust
    1.59%, 01/15/03 STEP++          461,088         460,901
  HFC Home Equity Loan Trust
    1.97%, 01/20/03++             3,927,464       3,937,764
  Madison Avenue Manufactured
    Housing Contract
    1.77%, 01/25/03++             2,957,971       2,947,655
  Metropolitan Asset Funding,
    Inc.
    1.88%, 01/25/03
      STEP 144A++@                  601,898         599,792
  New Century Home Equity Loan
    Trust
    7.22%, 11/25/27                 999,836       1,032,807
  Nextcard Credit Card Master
    Note Trust
    1.62%, 01/15/03 144A++          246,752         247,189
  Option One Mortgage
    Securities Corporation NIM
    Trust
    1.72%, 04/26/09 144A++        2,137,846       2,138,264
    8.83%, 06/26/32 144A@           574,675         574,905
  Provident Bank Home Equity
    Loan Trust
    1.65%, 08/25/31++             1,236,338       1,230,915
  Residential Asset Securities
    Corporation
    1.66%, 04/25/28++               239,529         239,603
  Residential Funding Mortgage
    Securities II
    8.09%, 03/25/20               1,700,000       1,783,007
    7.18%, 12/25/22                 641,523         673,562

                       See Notes to Financial Statements.

                                    PAR           VALUE
                                -----------   -------------
  Salomon Brothers Mortgage
    Securities VII
    1.78%, 01/25/03++           $ 1,452,481   $   1,452,692
    1.66%, 01/27/03 STEP++          193,149         190,858
  Saxon Asset Securities Trust
    7.55%, 10/25/26                 977,865       1,001,928
    1.82%, 12/25/32++             3,477,815       3,477,173
  SLM Student Loan Trust
    1.89%, 01/27/03++                55,626          55,671
  Spiegel Credit Card Master
    Note Trust
    1.70%, 03/10/05++             6,000,000       6,009,316
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A            900,721         936,599
  Xerox Equipment Lease Owner
    Trust
    3.42%, 02/15/08 144A++          181,302         182,443
                                              -------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $67,140,620)                             66,624,056
                                              -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 41.0%
  ARC NIM Trust
    7.75%, 01/27/32 144A@           286,774         283,906
    7.75%, 07/27/32 144A@           316,176         313,267
  Bear Stearns Adjustable Rate
    Mortgage Trust
    6.33%, 01/01/03++             1,217,173       1,227,095
  Commercial Mortgage Pass-
    Through Certificates
    1.63%, 01/15/03 144A++          536,152         535,951
    1.66%, 01/15/03 144A++        1,110,000       1,108,553
  Commerical Mortgage Asset
    Trust
    7.55%, 01/17/10                 440,000         519,392
  Countrywide Alternative Loan
    Trust
    6.75%, 08/25/28 STEP++          408,917         409,839
  Countrywide Funding
    Corporation
    6.63%, 02/25/24                 180,000         185,306
  Credit-Based Asset Servicing
    and Securitization
    1.71%, 08/25/33++             1,915,761       1,903,691
  CS First Boston Mortgage
    Securities Corporation
    1.87%, 01/15/03 144A++        2,300,000       2,298,448
    1.77%, 01/25/03++               356,840         354,794
    7.29%, 09/15/41               2,000,000       2,333,880
  Deutsche Mortgage and Asset
    Receiving Corporation
    6.54%, 06/15/31               2,900,000       3,186,154
  Federal Home Loan Mortgage
    Corporation
    8.00%, 10/01/07                   3,202           3,308
    6.90%, 12/01/10               4,415,000       4,922,724

                                    PAR           VALUE
                                -----------   -------------
    7.00%, 11/01/14             $   759,767   $     808,440
    7.00%, 04/01/15                 731,450         778,309
    8.00%, 06/01/15                  38,728          40,011
    7.00%, 12/01/15                 521,689         555,272
    8.50%, 06/01/16                  56,520          61,589
    8.50%, 06/01/18                  56,220          61,262
    5.00%, 02/15/21                 406,243         408,081
    0.00%, 04/15/22 PO@             209,538         198,869
    0.00%, 03/15/24 IO@           2,151,499          77,634
    8.00%, 08/01/24                  57,204          61,959
    7.50%, 11/01/29                 243,370         259,037
    7.50%, 12/01/29                 395,640         421,109
    7.50%, 02/01/31                 707,206         752,168
    6.00%, 07/15/31               2,176,973       2,207,350
    7.50%, 11/01/31                 324,018         344,573
    5.00%, 03/19/32              12,000,000      12,191,255
    7.00%, 01/16/33               1,000,000       1,050,938
  Federal Housing
    Administration
    7.43%, 01/01/03                 739,121         752,055
  Federal National Mortgage
    Association
    1.87%, 01/18/03++               633,592         634,865
    6.50%, 04/26/06                 500,000         549,529
    8.00%, 06/01/15                 375,455         405,609
    8.00%, 06/15/15                 226,940         245,166
    8.00%, 07/01/15                 429,148         463,613
    8.00%, 09/01/15                 519,016         560,699
    5.00%, 03/19/17               4,000,000       4,065,000
    5.00%, 02/19/18               3,000,000       3,060,936
    5.00%, 02/20/18              10,000,000      10,203,119
    8.00%, 09/25/19               1,613,498       1,668,287
    0.00%, 08/25/21 IO@               1,599          37,553
    0.00%, 10/25/21 IO@               2,489          51,427
    3.30%, 10/25/21++             4,261,653       4,290,513
    20.22%, 01/25/22++@           1,339,767       1,735,652
    3.60%, 03/25/22++             2,528,439       2,572,953
    9.50%, 05/01/22                  33,179          36,942
    9.50%, 07/01/24                  66,831          74,412
    6.50%, 11/25/25               3,000,000       3,068,564
    6.50%, 06/01/28                  25,937          27,015
    8.00%, 10/01/30                 926,211         998,571
    6.50%, 01/31/31               1,000,000       1,041,875
    5.50%, 01/01/32                 300,000         305,906
    6.00%, 01/01/32               2,002,579       2,071,233
    7.00%, 01/01/32               2,400,000       2,523,750
    6.00%, 03/01/32               3,535,878       3,664,136
    6.00%, 04/01/32               3,818,116       3,952,943
    4.49%, 05/01/36++             1,761,283       1,807,121
  FFCA Secured Lending
    Corporation
    0.00%, 07/18/20 IO 144A@      4,617,514         334,539
  First Nationwide Trust
    8.50%, 09/25/31               1,048,048       1,087,861

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    PAR           VALUE
                                -----------   -------------
  First Union Commercial
    Mortgage Securities, Inc.
    7.38%, 04/18/07             $ 6,500,000   $   7,414,896
  First Union National Bank
    Commercial Mortgage Trust
    7.20%, 09/15/10               1,500,000       1,751,158
  GMAC Commercial Mortgage
    Securities, Inc.
    2.14%, 01/20/03 144A++          831,855         830,774
    6.87%, 08/15/07                 600,000         679,065
    2.15%, 09/15/15               1,500,000       1,440,000
    6.70%, 05/15/30               2,900,000       3,175,042
  Government National Mortgage
    Association
    30.94%, 02/08/06++@           1,525,499       2,051,335
    7.00%, 10/15/25                 234,561         249,955
    7.00%, 01/15/26                 307,145         327,013
    7.00%, 07/15/27               1,750,005       1,861,021
    7.00%, 12/15/27                  18,992          20,197
    6.50%, 01/01/28                       1               1
    7.00%, 01/15/28                 171,494         182,105
    7.00%, 03/15/28               2,585,287       2,745,251
    7.00%, 07/15/28                 397,390         421,978
    7.50%, 07/15/28                 221,514         236,535
    6.50%, 08/15/28                 444,769         467,803
    7.00%, 08/15/28                 347,695         369,209
    7.50%, 08/15/28                 336,824         359,665
    6.50%, 09/15/28                 990,524       1,041,289
    7.00%, 10/15/28                 410,307         435,694
    7.00%, 12/15/28                 309,724         328,888
    7.50%, 12/15/28                 173,407         185,166
    6.50%, 01/15/29                 284,466         298,956
    6.50%, 03/15/29                 131,860         138,577
    7.50%, 03/15/29                 594,510         634,639
    7.00%, 06/15/29                 316,838         336,145
    6.50%, 07/15/29                 376,880         396,078
    7.50%, 11/15/29                 757,351         808,472
    6.00%, 11/20/29++             1,056,121       1,082,235
    6.50%, 01/25/30              99,000,000     103,826,250
    7.00%, 01/25/30               4,000,000       4,237,500
    7.50%, 02/15/30                 267,914         285,831
    8.50%, 08/15/30                  92,594         100,465
    7.00%, 09/15/30                 271,350         287,716
    8.50%, 11/20/30                 608,477         658,106
    7.00%, 12/15/30                 194,578         206,314
    6.00%, 01/23/31              12,430,000      12,927,200
    6.50%, 01/23/31               8,000,000       8,357,500
    7.00%, 01/23/31               3,000,000       3,166,875
    6.50%, 02/15/31                 290,195         304,795
    7.50%, 02/15/31                 645,823         689,012
    6.50%, 03/15/31                 285,278         299,631
    6.50%, 05/15/31                 222,763         233,970
    7.00%, 05/15/31                 289,773         307,159
    6.50%, 06/15/31                 190,000         199,560
    7.00%, 06/15/31               1,163,206       1,233,000
    6.50%, 07/15/31                 278,616         292,634

                                    PAR           VALUE
                                -----------   -------------
    7.00%, 07/15/31             $ 3,420,902   $   3,626,157
    7.00%, 08/15/31                 331,192         351,063
    7.50%, 08/15/31               1,861,889       1,986,403
    6.50%, 09/15/31                 845,250         887,772
    7.00%, 09/15/31               1,032,474       1,094,422
    7.00%, 09/20/31               2,458,787       2,590,179
    6.50%, 10/15/31               1,093,535       1,148,553
    6.50%, 11/15/31                 730,323         767,067
    7.00%, 11/15/31               3,392,537       3,596,090
    6.50%, 12/15/31                 465,486         488,906
    7.00%, 12/15/31                  30,381          32,204
    5.50%, 01/01/32                 300,000         307,500
    6.00%, 01/15/32               2,992,988       3,120,190
    6.50%, 01/15/32                 278,665         292,686
    7.00%, 01/15/32                 134,584         142,659
    6.50%, 02/15/32               1,632,261       1,714,384
    7.00%, 02/15/32                 665,887         705,840
    7.50%, 02/15/32                 721,428         769,673
    6.50%, 03/15/32                 685,021         719,486
    6.00%, 04/15/32               2,930,197       3,054,731
    7.00%, 04/15/32                 664,036         703,878
    7.50%, 04/15/32               2,790,684       2,977,312
    6.50%, 05/15/32                 891,321         936,166
    7.00%, 05/15/32                 842,619         893,176
    6.50%, 06/15/32               2,007,413       2,108,412
    6.50%, 07/15/32                 978,463       1,027,691
    6.00%, 11/15/32                 899,110         937,322
  Impac CMB Trust
    1.66%, 07/25/31++             2,014,072       2,008,656
    1.66%, 08/25/32++             2,958,049       2,947,302
  Indymac ARM Trust
    6.47%, 09/28/31++             1,159,654       1,178,168
  LB-UBS Commercial Mortgage
    Trust
    7.95%, 01/15/10               1,400,000       1,695,230
    0.00%, 06/15/36 IO 144A@      5,437,517         318,478
  Lehman Brothers Commercial
    Conduit Mortgage Trust
    6.48%, 01/18/08               2,000,000       2,243,319
  Lehman Brothers Floating
    Rate Commercial Mortgage
    Trust
    1.65%, 01/17/03 144A++        1,690,346       1,690,116
  Lomas & Nettleton Mortgage I
    9.50%, 03/01/03                   8,588           8,709
  Merrill Lynch Mortgage
    Investors, Inc.
    1.74%, 08/25/09++               633,271         631,644
  Nomura Asset Securities
    Corporation
    7.07%, 04/13/36               1,384,608       1,434,283
    7.12%, 04/13/36               2,000,000       2,232,794
  PNC Mortgage Securities
    Corporation
    1.83%, 01/25/03++               194,616         194,762
    7.50%, 02/25/31                 310,336         315,426

                       See Notes to Financial Statements.

                                    PAR           VALUE
                                -----------   -------------
  Residential Funding Mortgage
    Securities
    6.00%, 04/25/17             $ 1,702,673   $   1,738,882
  Residential Funding Mortgage
    Securities I
    6.50%, 12/25/08                 396,648         397,224
  Salomon Brothers Mortgage
    Securities VII
    1.80%, 01/25/03 STEP++          265,583         265,625
    0.00%, 10/25/23 IO              832,749           1,198
    0.00%, 06/25/24 IO              569,302             968
    7.60%, 08/25/30++                41,686          41,855
  Securitized Asset Sales,
    Inc.
    7.25%, 11/25/25                 757,733         756,278
  Structured Asset Securities
    Corporation
    7.50%, 07/25/16               1,485,785       1,550,628
  Trizec Hahn Office Properties Trust
    1.70%, 01/15/03 144A++        3,107,731       3,076,647
  Washington Mutual
    4.51%, 01/01/03               1,309,663       1,316,170
    6.53%, 01/01/03               2,660,880       2,699,022
                                              -------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $318,987,408)                           325,761,974
                                              -------------
COMMERCIAL PAPER -- 2.6%
  ANZ, Inc.
    1.75%, 01/15/03                 300,000         299,853
  HBOs Treasury Services
    1.35%, 03/06/03                 500,000         498,871
    1.33%, 03/11/03                 500,000         498,782
    1.77%, 03/27/03               7,500,000       7,477,425
  Svenska Handelsbanken
    1.33%, 02/13/03               2,300,000       2,296,346
    1.32%, 03/24/03               2,200,000       2,193,516
  Swedish National Housing
    Finance
    1.36%, 03/17/03               3,200,000       3,191,580
  UBS Finance
    1.35%, 03/19/03               1,600,000       1,595,676
  Westpac Capital Corporation
    1.34%, 03/26/03               2,500,000       2,492,622
                                              -------------
TOTAL COMMERCIAL PAPER
  (Cost $20,534,242)                             20,544,671
                                              -------------
CORPORATE BONDS -- 24.1%
  Ace Capital Trust II
    9.70%, 04/01/30                 380,000         463,068
  Ace INA Holdings, Inc.
    8.20%, 08/15/04                 550,000         594,480
    8.30%, 08/15/06                 550,000         622,579
  Adelphia Communications
    9.25%, 10/01/04#                250,000          92,500
    9.38%, 11/15/09#                250,000          97,500
  AES Corporation (The)
    9.50%, 06/01/09                  77,000          47,548

                                    PAR           VALUE
                                -----------   -------------
  AGCO Corporation
    9.50%, 05/01/08             $    67,000   $      72,695
  AK Steel Corporation
    7.88%, 02/15/09 144A            239,000         242,585
    7.75%, 06/15/12                 116,000         117,450
  Allied Waste North America
    8.88%, 04/01/08                 715,000         729,300
  Allstate Financial Global
    Funding
    6.50%, 06/14/11 144A            500,000         561,397
  American Airlines, Inc.
    10.19%, 05/26/16                700,000         463,064
  American Axle &
    Manufacturing, Inc.
    9.75%, 03/01/09                 133,000         143,308
  American Standard, Inc.
    7.38%, 02/01/08                 247,000         259,350
    8.25%, 06/01/09                  72,000          77,760
  American Tower Corporation
    9.38%, 02/01/09                 250,000         196,250
  AMFM, Inc.
    8.13%, 12/15/07                 408,000         426,870
    8.00%, 11/01/08                 147,000         161,149
  Anthem Insurance Cos., Inc.
    9.13%, 04/01/10 144A            250,000         300,486
  Anthem, Inc.
    6.80%, 08/01/12                 500,000         545,018
  AOL Time Warner, Inc.
    7.63%, 04/15/31                 500,000         515,706
    7.70%, 05/01/32               1,010,000       1,054,896
  Apache Corporation
    6.25%, 04/15/12                 410,000         460,411
  Astoria Financial
    Corporation
    5.75%, 10/15/12 144A            450,000         444,052
  AT&T Broadband
    8.38%, 03/15/13               1,100,000       1,252,155
  AT&T Corporation
    7.30%, 11/15/11 144A          5,000,000       5,475,644
  AT&T Wireless Services, Inc.
    7.88%, 03/01/11                 500,000         503,397
    8.13%, 05/01/12                 200,000         201,390
    8.75%, 03/01/31                 150,000         147,454
  Avis Group Holdings, Inc.
    11.00%, 05/01/09                415,000         456,500
  AXA Financial, Inc.
    7.75%, 08/01/10                 500,000         566,597
  Bank of America Corporation
    7.40%, 01/15/11               1,670,000       1,970,259
  Bank One Corporation
    4.13%, 09/01/07               1,100,000       1,132,495
  BB&T Corporation
    6.50%, 08/01/11                 290,000         328,082
  Bear Stearns Cos., Inc.
    (The)
    2.02%, 05/24/04++             1,500,000       1,506,799
  Beazer Homes USA, Inc.
    8.38%, 04/15/12                  81,000          83,835

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    PAR           VALUE
                                -----------   -------------
  BellSouth Corporation
    6.88%, 10/15/31             $ 1,550,000   $   1,744,322
  Boeing Co. (The)
    6.63%, 02/15/38                 210,000         210,266
  Bristol-Myers Squibb Co.
    6.88%, 08/01/47                 190,000         202,633
  Calpine Corporation
    7.75%, 04/15/09                  96,000          40,800
    8.50%, 02/15/11                 519,000         228,360
  Cendant Corporation
    6.88%, 08/15/06                 800,000         830,789
  CenturyTel, Inc.
    7.88%, 08/15/12 144A            400,000         474,255
  Charter Communications
    Holdings LLC
    8.25%, 04/01/07                 500,000         225,000
  Chesapeake Corporation
    9.88%, 05/01/03                 500,000         522,500
  Chrysler Corporation
    7.45%, 02/01/49                 320,000         333,616
  CIT Group, Inc.
    7.63%, 08/16/05                  40,000          43,060
    6.50%, 02/07/06                 900,000         948,467
  Citigroup, Inc.
    5.00%, 03/06/07               2,200,000       2,350,169
    7.25%, 10/01/10                 500,000         581,314
  Citizens Communications Co.
    7.63%, 08/15/08                 500,000         554,346
    9.25%, 05/15/11                 100,000         119,317
    9.00%, 08/15/31                 600,000         704,672
  Clear Channel
    Communications, Inc.
    7.65%, 09/15/10               1,000,000       1,134,864
  Cleveland Electric
    Illuminating Co. (The)
    7.88%, 11/01/17               2,050,000       2,379,358
  CMS Energy Corporation
    7.50%, 01/15/09                 217,000         184,705
  CMS Panhandle Holding Co.
    6.13%, 03/15/04                 720,000         715,185
    7.00%, 07/15/29                 900,000         800,172
  Comcast Cable Communications
    8.38%, 05/01/07                 650,000         730,077
    6.75%, 01/30/11                 740,000         771,393
  Commonwealth Edison Co.
    2.03%, 03/30/03 144A++          500,000         498,448
  Conoco Funding Co.
    7.25%, 10/15/31                 660,000         775,893
  Conoco, Inc.
    6.95%, 04/15/29                 530,000         602,624
  ConocoPhillips
    8.75%, 05/25/10               1,375,000       1,723,153
    5.90%, 10/15/32 144A            440,000         439,027
  Consolidated Rail
    Corporation
    7.88%, 05/15/43                 330,000         388,962

                                    PAR           VALUE
                                -----------   -------------
  Continental Airlines, Inc.
    6.70%, 06/15/21             $   446,955   $     388,157
  Countrywide Home Loans, Inc.
    5.50%, 08/01/06               1,150,000       1,223,793
    5.63%, 05/15/07                 300,000         321,198
  Cox Communications, Inc.
    7.75%, 11/01/10               1,100,000       1,254,723
  Credit Suisse First Boston
    USA, Inc.
    5.75%, 04/15/07                 440,000         471,459
    4.63%, 01/15/08                 450,000         456,656
    6.13%, 11/15/11                 310,000         324,003
  CRH America, Inc.
    6.95%, 03/15/12                 200,000         224,442
  CSC Holdings, Inc.
    7.63%, 04/01/11                  30,000          28,313
    7.63%, 07/15/18                  30,000          26,738
  DaimlerChrysler NA Holding
    Corporation
    7.30%, 01/15/12                 760,000         854,268
  Delta Air Lines, Inc.
    6.42%, 07/02/12                 400,000         423,423
    6.72%, 01/02/23                 840,000         887,250
  Devon Energy Corporation
    7.95%, 04/15/32                 700,000         844,217
  Dominion Resources Inc
    5.13%, 12/15/09                 230,000         233,426
    5.70%, 09/17/12                 310,000         322,236
  Dryden Investor Trust
    7.16%, 07/23/08 144A@         2,032,741       2,193,530
  Dynegy Holdings, Inc.
    8.75%, 02/15/12               1,030,000         365,650
  Echostar DBS Corporation
    9.38%, 02/01/09                 508,000         539,750
  El Paso CGP Co.
    7.75%, 06/15/10               1,000,000         786,233
  El Paso Corporation
    0.00%, 02/28/21 CONV          2,750,000         866,250
    8.05%, 10/15/30               2,000,000       1,242,868
    7.80%, 08/01/31               1,150,000         714,702
    7.75%, 01/15/32               1,100,000         683,638
  El Paso Natural Gas Co.
    8.38%, 06/15/32 144A            150,000         112,043
  Entergy Mississippi, Inc.
    2.36%, 02/01/03+              2,100,000       2,081,920
  EOP Operating LP
    7.75%, 11/15/07                 100,000         113,533
  Firstar Bank NA
    7.13%, 12/01/09                 170,000         201,200
  FirstEnergy Corporation
    6.45%, 11/15/11                 420,000         418,670
    7.38%, 11/15/31                 390,000         379,386
  Fisher Scientific
    International
    7.13%, 12/15/05                 500,000         510,000

                       See Notes to Financial Statements.

                                    PAR           VALUE
                                -----------   -------------
  Ford Motor Co.
    6.63%, 10/01/28             $   700,000   $     559,640
    7.45%, 07/16/31               4,365,000       3,807,191
    8.90%, 01/15/32               1,180,000       1,161,291
    7.70%, 05/15/49               2,020,000       1,698,679
  Ford Motor Credit Co.
    7.38%, 10/28/09                 500,000         496,215
    7.88%, 06/15/10                 590,000         594,522
    7.38%, 02/01/11                 320,000         311,629
    7.25%, 10/25/11               2,500,000       2,433,068
  Forest Oil Corporation
    7.75%, 05/01/14                 115,000         117,875
  Fort James Corporation
    4.75%, 06/29/04(E)              500,000         493,528
  Fred Meyer, Inc. Holding Co.
    7.45%, 03/01/08                 300,000         341,358
  Fresenius Medical Care
    Capital Trust
    7.88%, 02/01/08                 170,000         167,875
  General Electric Capital
    Corporation
    6.00%, 06/15/12               1,010,000       1,092,452
    6.75%, 03/15/32               1,700,000       1,885,827
  General Motors Acceptance
    Corporation
    2.49%, 12/31/02+              2,500,000       2,449,780
    2.56%, 01/20/03+              4,000,000       3,943,563
    2.12%, 01/21/03+              1,600,000       1,588,192
    7.25%, 03/02/11                 310,000         316,383
    6.88%, 09/15/11                 800,000         799,098
  Georgia Gulf Corporation
    10.38%, 11/01/07                123,000         130,995
  Georgia-Pacific Corporation
    9.50%, 12/01/11                  46,000          45,310
    8.88%, 05/15/31                  22,000          19,030
  Hasbro, Inc.
    5.60%, 11/01/05                 173,000         168,675
  HCA, Inc.
    6.87%, 09/15/03                 250,000         255,357
    6.30%, 10/01/12                 750,000         757,772
  Healthsouth Corporation
    3.25%, 04/01/03 CONV            250,000         245,313
  Hitachi Credit America
    Corporation
    1.79%, 01/15/03 144A+         1,000,000       1,001,132
  Host Marriot Corporation
    7.88%, 08/01/05                 217,000         214,830
  Host Marriott LP
    9.50%, 01/15/07                 500,000         510,000
    9.25%, 10/01/07                  32,000          32,480
  Household Finance
    Corporation
    5.75%, 01/30/07                 590,000         618,061
    8.00%, 07/15/10                 780,000         882,423
    7.00%, 05/15/12                 660,000         724,147
    6.38%, 11/27/12                 340,000         355,589

                                    PAR           VALUE
                                -----------   -------------
  Huntsman International LLC
    10.13%, 07/01/09            $   250,000   $     208,750
  IMC Global, Inc.
    10.88%, 06/01/08                119,000         129,710
  Indiana Michigan Power Co.
    6.88%, 07/01/04               2,000,000       2,084,940
  Insight Midwest LP/Insight
    Capital, Inc.
    10.50%, 11/01/10                179,000         174,973
  Intelsat, Ltd.
    7.63%, 04/15/12 144A            300,000         308,368
  International Flavors and
    Fragrances, Inc.
    6.45%, 05/15/06                 300,000         324,297
  J.P. Morgan Chase & Co.
    6.63%, 03/15/12                 905,000         982,558
    5.75%, 01/02/13                 270,000         273,932
  JPM Capital Trust II
    7.95%, 02/01/27                 700,000         742,262
  Kansas City Southern Railway
    9.50%, 10/01/08                  99,000         109,519
  Kellogg Co.
    6.60%, 04/01/11                 500,000         564,032
  KeySpan Corporation
    7.25%, 11/15/05                 370,000         415,223
  Kinder Morgan Energy
    Partners LP
    6.75%, 03/15/11                 700,000         761,580
    7.75%, 03/15/32                 100,000         113,863
  Kroger Co.
    7.25%, 06/01/09                 300,000         340,569
  Lear Corporation
    7.96%, 05/15/05                 218,000         224,813
  Lehman Brothers Holdings,
    Inc.
    6.13%, 07/15/03                 290,000         296,803
    6.63%, 04/01/04                 550,000         580,003
    8.25%, 06/15/07                 100,000         117,651
  Liberty Media Corporation
    3.75%, 02/15/30 CONV            400,000         208,500
  Liberty Property Trust
    6.38%, 08/15/12                 450,000         468,744
  Lockheed Martin Corporation
    8.50%, 12/01/29                 840,000       1,130,510
  Lyondell Chemical Co.
    9.88%, 05/01/07                 500,000         482,500
  MacDermid, Inc.
    9.13%, 07/15/11                 111,000         119,048
  Manor Care, Inc.
    8.00%, 03/01/08                 153,000         162,180
  MeadWestvaco Corporation
    6.85%, 04/01/12                 610,000         678,050
  Mediacom LLC/Mediacom
    Capital Corporation
    9.50%, 01/15/13                 500,000         452,500

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    PAR           VALUE
                                -----------   -------------
  Midamerican Energy
    Holdings Co.
    7.52%, 09/15/08             $ 1,075,000   $   1,214,792
  Mirant Americas Generation,
    Inc.
    8.30%, 05/01/11               1,000,000         480,000
  Morgan Stanley
    6.75%, 04/15/11                 150,000         166,958
    6.60%, 04/01/12                 685,000         760,529
  Nabisco, Inc.
    7.55%, 06/15/15               1,530,000       1,903,490
  News America Holdings
    8.88%, 04/26/23               2,730,000       3,036,614
  Nextcard Credit
    3.59%, 12/15/06                 910,000          45,500
  Nextel Communications, Inc.
    9.38%, 11/15/09                 524,000         476,840
    9.50%, 02/01/11                 160,000         144,800
  Niagara Mohawk Power
    Corporation
    8.00%, 06/01/04                 500,000         537,244
    7.75%, 10/01/08               1,340,000       1,550,262
  Nortek, Inc.
    9.25%, 03/15/07                 605,000         624,663
    8.88%, 08/01/08                 490,000         503,475
  Northwest Airlines
    Corporation
    7.58%, 03/01/19                 823,203         771,944
  NRG Energy, Inc.
    7.75%, 04/01/11#                530,000         140,450
    8.63%, 04/01/31#                100,000          26,500
  NTL Communications
    Corporation
    11.88%, 10/01/10#               550,000          55,000
  Ocean Energy, Inc.
    8.38%, 07/01/08                 132,000         139,590
  Omnicare, Inc.
    8.13%, 03/15/11                 239,000         256,925
  Oncor Electric Delivery Co.
    6.38%, 01/15/15 144A            140,000         143,172
  Orion Power Holdings, Inc.
    12.00%, 05/01/10                277,000         200,825
  Packaging Corporation of
    America, Inc.
    9.63%, 04/01/09                 154,000         165,935
  Peabody Energy Corporation
    8.88%, 05/15/08                 143,000         150,865
    9.63%, 05/15/08                 177,000         187,841
  Pemex Project Funding Master
    Trust
    9.13%, 10/13/10               1,500,000       1,721,249
  Pepsi Bottling Group, Inc.
    7.00%, 03/01/29                 910,000       1,060,753
  Pioneer Natural Resources
    Co.
    9.63%, 04/01/10                  53,000          63,153
    7.50%, 04/15/12                 200,000         216,695

                                    PAR           VALUE
                                -----------   -------------
  Popular North America, Inc.
    6.13%, 10/15/06             $   600,000   $     649,776
  Premium Asset Trust
    1.76%, 02/27/03 144A+         3,000,000       3,011,685
  Progress Energy, Inc.
    7.10%, 03/01/11                 600,000         662,500
  Prudential Funding LLC
    6.60%, 05/15/08 144A            600,000         664,810
  Public Service Co. of
    Colorado
    7.88%, 10/01/12 144A            300,000         335,469
  Puerto Quetzal Power LLC
    6.47%, 06/15/12               4,130,411       4,559,089
  Pulte Homes, Inc.
    7.88%, 08/01/11                  42,000          46,676
  PVNGS II Funding
    Corporation, Inc.
    8.00%, 12/30/15               1,800,000       1,903,104
  Qwest Capital Funding, Inc.
    7.00%, 08/03/09                 700,000         451,500
    7.25%, 02/15/11               1,000,000         645,000
  Qwest Corporation
    8.88%, 03/15/12 144A@         1,800,000       1,755,000
    7.50%, 06/15/23                 500,000         400,000
    6.88%, 09/15/33                 250,000         193,750
  Raytheon Co.
    8.30%, 03/01/10               1,700,000       2,023,498
  Reliant Energy Resources
    Corporation
    6.38%, 05/01/03               2,000,000       1,920,466
  Ryland Group, Inc.
    9.75%, 09/01/10                 136,000         149,600
  Safeway, Inc.
    4.80%, 07/16/07                 700,000         722,940
  Sara Lee Corporation
    6.25%, 09/15/11               1,160,000       1,303,218
  Schuler Homes, Inc.
    9.38%, 07/15/09                  38,000          38,950
  Service Corporation
    International
    6.30%, 03/15/03                 500,000         497,500
  Simon Property Group LP
    7.38%, 01/20/06                 900,000         995,848
  Six Flags, Inc.
    0.00%, 04/01/08 STEP+           303,000         294,668
  Sonat, Inc.
    7.63%, 07/15/11                 460,000         308,709
  Southern California Edison
    6.38%, 01/15/06                 500,000         467,500
  Southern Natural Gas Co.
    8.00%, 03/01/32                 370,000         326,608
  SPARC International Paper,
    Inc.
    3.07%, 06/20/04               1,875,000       1,852,734
  Spieker Properties, Inc.
    7.65%, 12/15/10                 250,000         282,137

                       See Notes to Financial Statements.

                                    PAR           VALUE
                                -----------   -------------
  Sprint Capital Corporation
    5.70%, 11/15/03             $   500,000   $     497,628
    6.00%, 01/15/07                 300,000         283,799
    6.13%, 11/15/08                 510,000         464,768
    7.63%, 01/30/11                 400,000         380,672
    8.38%, 03/15/12                 900,000         897,204
    6.90%, 05/01/19                 280,000         230,218
    6.88%, 11/15/28                 790,000         637,973
    8.75%, 03/15/32                 750,000         714,670
  System Energy Rescouces,
    Inc.
    7.43%, 01/15/11               1,297,341       1,354,783
  Systems 2001 Asset Trust LLC
    6.66%, 09/15/13 144A          1,192,446       1,285,098
  Target Corporation
    5.88%, 03/01/12                 560,000         608,233
  TCI Communications Financing
    III
    9.65%, 03/31/27               4,590,000       4,227,853
  TCI Communications, Inc.
    6.38%, 05/01/03               1,610,000       1,610,240
  Teco Energy Inc.
    10.50%, 12/01/07 144A@          400,000         392,442
  Tennessee Gas Pipeline Co.
    8.38%, 06/15/32                  90,000          78,532
  Tennessee Valley Authority
    6.75%, 11/01/25               1,420,000       1,670,032
    7.13%, 05/01/30               3,360,000       4,189,386
  Terex Corporation
    8.88%, 04/01/08                 316,000         286,375
    10.38%, 04/01/11                220,000         207,900
  Time Warner Entertainment
    Co. LP
    7.25%, 09/01/08               1,050,000       1,140,574
  Triton PCS, Inc.
    8.75%, 11/15/11                 500,000         407,500
  TXU Corporation
    6.38%, 06/15/06                 235,000         215,219
  Tyson Foods, Inc.
    7.25%, 10/01/06 144A             50,000          55,609
    8.25%, 10/01/11 144A            700,000         828,952
  Unilever Capital Corporation
    7.13%, 11/01/10                 760,000         898,686
  Union Pacific Corporation
    6.65%, 01/15/11                 260,000         293,288
    6.63%, 02/01/29                 200,000         220,162
  United Air Lines, Inc.
    9.21%, 01/21/17                 700,000         170,086
    9.56%, 10/19/18                 300,000          74,760
  United Television of Kansas
    6.89%, 07/01/08@                500,000         426,103
  Ventas Realty LP/Ventas
    Capital Corporation
    8.75%, 05/01/09                  50,000          52,000
    9.00%, 05/01/12                  20,000          21,000

                                    PAR           VALUE
                                -----------   -------------
  Verizon Global Funding
    Corporation
    5.75%, 04/01/03 CONV 144A   $ 1,860,000   $   1,885,112
    0.00%, 05/15/04 CONV          1,300,000         757,251
    4.25%, 09/15/05 CONV          1,650,000       1,737,797
    7.25%, 12/01/10               1,000,000       1,138,621
  Verizon Wireless Capital LLC
    5.38%, 12/15/06 144A            550,000         575,188
  Vintage Petroleum, Inc.
    9.00%, 12/15/05                 250,000         252,500
    8.25%, 05/01/12                 250,000         261,250
  Wal-Mart Stores, Inc.
    7.55%, 02/15/30               1,200,000       1,521,262
  Washington Mutual, Inc.
    8.25%, 04/01/10               1,500,000       1,789,011
  Wells Fargo Bank NA
    6.45%, 02/01/11               2,160,000       2,428,669
  Western Oil Sands, Inc.
    8.38%, 05/01/12                 135,000         135,000
  Weyerhaeuser Co.
    6.75%, 03/15/12 144A          1,240,000       1,354,359
    7.38%, 03/15/32               1,240,000       1,349,037
  Williams Cos., Inc.
    7.50%, 01/15/31               1,020,000         642,600
    7.75%, 06/15/31                 200,000         126,000
    8.75%, 03/15/32 144A@         1,730,000       1,141,800
  WorldCom, Inc.-WorldCom
    Group
    7.50%, 05/15/11#                700,000         168,000
    8.25%, 05/15/31#                800,000         192,000
  XTO Energy, Inc.
    7.50%, 04/15/12                  83,000          88,603
                                              -------------
TOTAL CORPORATE BONDS
  (Cost $190,731,128)                           191,315,213
                                              -------------
FOREIGN BONDS -- 14.7%
ARGENTINA -- 0.0%
  Republic of Argentina
    0.00%, 10/15/04               1,080,000         243,000
                                              -------------
AUSTRALIA -- 0.0%
  Cortecs International, Ltd.
    6.86%, 01/31/03++               300,000         299,982
                                              -------------
BAHAMAS -- 0.0%
  Teekay Shipping Corporation
    8.88%, 07/15/11                 313,000         322,781
                                              -------------
BERMUDA -- 0.6%
  Tyco International Group SA
    2.23%, 01/30/03++               110,000         106,733
    6.38%, 06/15/05               1,330,000       1,290,957
    5.80%, 08/01/06                 800,000         756,714
    6.13%, 11/01/08                  90,000          84,271
    6.75%, 02/15/11               1,000,000         946,726
    6.38%, 10/15/11               1,520,000       1,423,991
    6.88%, 01/15/29                 100,000          88,994
                                              -------------
                                                  4,698,386
                                              -------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    PAR           VALUE
                                -----------   -------------
BRAZIL -- 1.1%
  Federal Republic of Brazil
    8.00%, 04/15/03             $   997,442   $     656,442
    2.63%, 04/15/09++               240,000         158,400
    14.50%, 10/15/09                600,000         498,000
    12.00%, 04/15/10                520,000         378,300
    2.63%, 04/15/12++             1,020,000         555,900
    8.00%, 04/15/14               8,933,880       5,879,610
    11.00%, 08/17/40                755,000         471,875
                                              -------------
                                                  8,598,527
                                              -------------
BULGARIA -- 0.1%
  Republic of Bulgaria
    2.69%, 07/28/11++               649,900         603,595
    8.25%, 01/15/15 144A            260,000         284,050
                                              -------------
                                                    887,645
                                              -------------
CANADA -- 1.6%
  Abitibi Consolidated, Inc.
    8.55%, 08/01/10                  32,000          35,576
  Alliance Atlantis
    Communications, Inc.
    13.00%, 12/15/09                 74,000          81,030
  Biovail Corporation
    7.88%, 04/01/10                 110,000         110,550
  Burlington Resources
    Finance Co.
    7.40%, 12/01/31                 100,000         117,627
  Canadian Government
    5.25%, 06/01/12(C)           11,900,000       7,807,638
  General Motors Nova Scotia
    Finance Co.
    6.85%, 10/15/08               1,670,000       1,729,662
  Hydro Quebec
    6.30%, 05/11/11                 860,000         981,058
  Province of Quebec
    7.13%, 02/09/24                 830,000         981,088
    7.50%, 09/15/29                 702,000         878,908
  Tembec Industries, Inc.
    8.50%, 02/01/11                  69,000          69,863
                                              -------------
                                                 12,793,000
                                              -------------
CAYMAN ISLANDS -- 0.7%
  Alpine Partners LP
    2.21%, 01/08/03 144A++        3,689,595       3,661,923
  G-Wing, Ltd.
    4.09%, 11/06/11 144A++@       1,350,000       1,335,234
  PDVSA Finance, Ltd.
    8.50%, 11/16/12                 730,000         578,525
  PRIME Capital Hurricane,
    Ltd.
    8.26%, 01/07/04 144A++          290,000         290,000
                                              -------------
                                                  5,865,682
                                              -------------

                                    PAR           VALUE
                                -----------   -------------
COLOMBIA -- 0.2%
  Republic of Colombia
    10.50%, 07/09/10            $   570,000   $     599,925
    11.75%, 02/25/20                865,000         927,713
                                              -------------
                                                  1,527,638
                                              -------------
DOMINICAN REPUBLIC -- 0.1%
  Dominican Republic
    9.50%, 09/27/06                 380,000         411,830
                                              -------------
FRANCE -- 0.6%
  Compagnie Generale de
    Geophysique SA
    10.63%, 11/15/07                148,000         130,980
  France Telecom
    10.00%, 03/01/31 STEP++       3,700,000       4,518,691
                                              -------------
                                                  4,649,671
                                              -------------
GERMANY -- 5.5%
  Deutsche Bundesrepublik
    5.38%, 01/04/10               3,800,000       4,342,024
    5.25%, 01/04/11(E)           12,500,000      14,150,497
    5.00%, 01/04/12(E)            6,000,000       6,692,030
    6.25%, 01/04/30               6,400,000       8,095,281
    5.50%, 01/04/31(E)            8,600,000       9,937,815
                                              -------------
                                                 43,217,647
                                              -------------
MALAYSIA -- 0.1%
  Petroliam Nasional BHD
    7.63%, 10/15/26 144A++           90,000          93,458
  Petronas Capital, Ltd.
    7.88%, 05/22/22 144A            430,000         463,418
                                              -------------
                                                    556,876
                                              -------------
MEXICO -- 1.8%
  United Mexican States
    9.75%, 04/06/05                 750,000         859,875
    9.88%, 02/01/10                 200,000         246,020
    8.38%, 01/14/11               2,500,000       2,831,250
    7.50%, 01/14/12                 750,000         804,375
    11.38%, 09/15/16              1,370,000       1,839,225
    6.25%, 12/31/19               1,100,000       1,086,938
    11.50%, 05/15/26              4,605,000       6,297,338
                                              -------------
                                                 13,965,021
                                              -------------
NETHERLANDS -- 0.2%
  Deutsche Telekom
    International Finance BV
    8.25%, 06/15/30                 700,000         811,365
  Royal KPN NV
    8.00%, 10/01/10                 500,000         586,578
                                              -------------
                                                  1,397,943
                                              -------------
NORWAY -- 0.0%
  Petroleum Geo-Services ASA
    7.13%, 03/30/28                 905,000         239,825
                                              -------------

                       See Notes to Financial Statements.

                                    PAR           VALUE
                                -----------   -------------
PANAMA -- 0.6%
  Republic of Panama
    2.75%, 01/17/03+            $   572,715   $     459,962
    8.25%, 04/22/08               2,300,000       2,406,374
    9.63%, 08/08/11                 623,000         682,185
    10.75%, 05/15/20                517,000         575,163
    9.38%, 01/16/23                 420,000         433,650
                                              -------------
                                                  4,557,334
                                              -------------
PERU -- 0.2%
  Republic of Peru
    4.00%, 03/07/03                 620,000         444,850
    4.50%, 03/07/03 144A            646,800         512,589
    4.50%, 03/07/17                 303,800         240,192
                                              -------------
                                                  1,197,631
                                              -------------
PHILIPPINES -- 0.1%
  Republic of Philippines
    9.88%, 01/15/19                 895,000         888,288
    10.63%, 03/16/25                 50,000          51,625
                                              -------------
                                                    939,913
                                              -------------
POLAND -- 0.1%
  Republic of Poland
    8.50%, 05/12/07(P)            2,920,000         845,763
                                              -------------
RUSSIA -- 0.3%
  Russian Federation
    12.75%, 06/24/08                360,000         477,900
    8.25%, 03/31/10                 430,000         456,338
    5.00%, 03/31/30               2,070,000       1,645,650
                                              -------------
                                                  2,579,888
                                              -------------
SINGAPORE -- 0.0%
  Flextronics International,
    Ltd.
    9.88%, 07/01/10                 149,000         161,293
                                              -------------
SOUTH KOREA -- 0.0%
  Korea Asset Funding, Ltd.
    3.71%, 02/10/03 144A+           255,246         254,302
                                              -------------
UKRAINE -- 0.0%
  Ukraine Government
    11.00%, 03/15/07                210,000         217,715
                                              -------------
UNITED KINGDOM -- 0.8%
  Avecia Group PLC
    11.00%, 07/01/09                 96,000          75,360
  BP Capital Markets PLC
    4.63%, 05/27/05               1,670,000       1,773,398
  British Sky Broadcasting
    Group PLC
    7.30%, 10/15/06                 197,000         205,082
    6.88%, 02/23/09                 124,000         126,980
  British Telecommunications
    PLC
    8.38%, 12/15/10               2,020,000       2,426,133
    8.88%, 12/15/30                 870,000       1,113,162

                                    PAR           VALUE
                                -----------   -------------
  Telewest Communications PLC
    9.88%, 02/01/10             $   145,000   $      26,825
  XL Capital Europe PLC
    6.50%, 01/15/12                 400,000         433,863
                                              -------------
                                                  6,180,803
                                              -------------
VENEZUELA -- 0.0%
  Petrozuata Finance, Inc.
    8.22%, 04/01/17 144A            140,000          85,400
                                              -------------
TOTAL FOREIGN BONDS
  (Cost $111,211,696)                           116,695,496
                                              -------------
MUNICIPAL BONDS -- 1.5%
  Florida Board of Education,
    Series A General
    Obligation Bond (Callable
    06/01/12 @ 100)
    5.00%, 06/01/32               1,200,000       1,218,432
  Las Vegas Valley Water
    District, Series A General
    Obligation Bond (FGIC
    Insured) (Callable
    12/01/12 @ 100)
    5.00%, 06/01/32               1,000,000       1,012,420
  Massachusetts State Special
    Obligation, Series A
    Revenue Bond (FGIC
    Insured) (Callable
    06/01/12 @ $100)
    5.00%, 06/01/21               2,945,000       3,027,166
  Massachusetts Water
    Resources Authority,
    Series J
    Revenue Bond (FSA Insured)
    (Callable 08/01/12 @ 100)
    5.00%, 08/01/32               1,250,000       1,263,225
  Minnesota State, General
    Obligation Bond (Callable
    10/01/11 @ $100)
    5.00%, 10/01/20                 200,000         207,584
  New York State, Urban
    Development Corporation,
    Series A Revenue Bond
    (Callable 03/15/12 @ $100)
    5.13%, 03/15/22               1,500,000       1,541,400
  South Carolina,
    Transportation
    Infrastructure Bank,
    Series A Revenue Bond
    (AMBAC Insured) (Callable
    10/01/11 @ $100)
    5.00%, 10/01/23               2,700,000       2,768,958

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    PAR           VALUE
                                -----------   -------------
  Virginia State Housing
    Development Authority,
    Commonwealth Mortgage,
    Series H Revenue Bond
    (MBIA Insured) (Callable
    07/01/11 @ $100)
    5.38%, 07/01/36             $ 1,000,000   $   1,018,050
                                              -------------
TOTAL MUNICIPAL BONDS
  (Cost $11,668,796)                             12,057,235
                                              -------------
                                 NUMBER OF
                                 CONTRACTS
                                -----------
OPTIONS -- 0.0%
PUT OPTIONS
  90-Day Eurodollar Futures,
    Strike Price 102.50,
    Expires 02/21/03                    190           1,994
  90-Day Eurodollar Futures,
    Strike Price 94.00,
    Expires 03/03/03                    180           1,800
  90-Day Eurodollar Futures,
    Strike Price 98.00,
    Expires 03/03/03                    110           1,154
  Government National Mortgage
    Association TBA
    Eurodollar, Strike Price
    95.75, Expires 03/13/03           3,200             210
  U.S. Treasury Note Futures,
    Strike Price 103.00,
    Expires 02/22/03                     26             406
  U.S. Treasury Note Futures,
    Strike Price 114.00,
    Expires 02/22/03                    150         145,312
                                              -------------
TOTAL OPTIONS
  (Cost $151,356)                                   150,876
                                              -------------

                                SHARES
                              -----------
RIGHTS -- 0.0%
  United Mexican States
    Recovery Rights Series B    1,100,000            4,125
  United Mexican States
    Recovery Rights Series C    1,100,000              605
  United Mexican States
    Recovery Rights Series D    1,100,000              605
  United Mexican States
    Recovery Rights Series E    1,100,000              605
                                             -------------
TOTAL RIGHTS
  (Cost $0)                                          5,940
                                             -------------
SHORT-TERM INVESTMENTS -- 9.5%
MUTUAL FUNDS -- 9.4%
  AB Funds Trust -- Money
    Market Fund                74,613,354       74,613,354
                                             -------------

                                  PAR            VALUE
                              -----------    -------------
REPURCHASE AGREEMENT -- 0.1%
  Credit Suisse First Boston
    Corporation, 1.13% dated
    12/31/02, maturing
    01/02/03 to be
    repurchased at
    $1,000,063
    (Collateralized by
    $847,000 U.S. Treasury
    Note 6.25%, 05/15/30
    with a market value of
    $1,021,880)               $ 1,000,000    $   1,000,000
                                             -------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $75,613,354)                            75,613,354
                                             -------------
U.S. TREASURY OBLIGATIONS -- 17.7%
  U.S. Treasury Bills
    1.19%, 02/13/03++++         1,330,000        1,328,249
    1.20%, 02/13/03               750,000          749,012
    1.21%, 02/13/03             3,000,000        2,995,580
    1.12%, 02/20/03             1,000,000          998,451
    1.14%, 02/20/03++++            65,000           64,897
    1.16%, 02/20/03++++         1,310,000        1,307,922
    1.17%, 02/20/03               550,000          549,172
                                             -------------
                                                 7,993,283
                                             -------------
  U.S. Treasury Bonds
    2.00%, 11/30/04             4,600,000        4,639,532
    6.50%, 02/15/10             5,100,000        6,097,693
    10.63%, 08/15/15           10,200,000       16,472,602
    7.50%, 11/15/16            21,500,000       28,123,010
    8.75%, 05/15/17             2,500,000        3,615,235
    8.88%, 08/15/17            13,100,000       19,150,051
    9.00%, 11/15/18               700,000        1,042,399
    5.50%, 08/15/28               800,000          864,626
                                             -------------
                                                80,005,148
                                             -------------
  U.S. Treasury Inflationary
    Index Bonds
    3.38%, 01/15/07++++           850,000        1,053,614
    3.63%, 01/15/08             4,000,000        4,926,287
    4.25%, 01/15/10             4,050,000        4,978,415
    3.63%, 04/15/28             4,100,000        5,378,969
    3.88%, 04/15/29            15,488,000       20,890,816
                                             -------------
                                                37,228,101
                                             -------------
  U.S. Treasury STRIPS
    4.70%, 02/15/14             4,000,000        2,427,816
    5.93%, 05/15/16             1,000,000          527,552
    6.23%, 05/15/21             9,500,000        3,646,699
    5.55%, 11/15/21             4,000,000        1,490,468
    6.03%, 11/15/24             7,700,000        2,431,637
    5.28%, 08/15/25               600,000          180,140
    5.49%, 08/15/25             4,790,000        1,454,043

                       See Notes to Financial Statements.

                                  PAR            VALUE
                              -----------    -------------
    5.24%, 11/15/26           $ 2,800,000    $     849,962
    5.85%, 11/15/27             8,480,000        2,303,024
                                             -------------
                                                15,311,341
                                             -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $135,662,405)                          140,537,873
                                             -------------
TOTAL INVESTMENTS -- 120.7%
  (Cost $940,002,051)                          959,143,259
                                             -------------

                              NUMBER OF
                              CONTRACTS
                             -----------
WRITTEN OPTIONS -- (0.3)%
CALL SWAPTIONS -- (0.2)%
  3-Month LIBOR, Strike
    Price 3.00, Expires
    11/12/03                         840           (66,007)
  3-Month LIBOR, Strike
    Price 3.25, Expires
    05/30/03                         550           (62,276)
  3-Month LIBOR, Strike
    Price 5.50, Expires
    01/07/05                         900          (604,494)
  3-Month LIBOR, Strike
    Price 5.97, Expires
    10/04/04                         890          (816,611)
  3-Month LIBOR, Strike
    Price 6.00, Expires
    10/19/04                         260          (240,217)
                                            --------------
                                                (1,789,605)
                                            --------------
PUT SWAPTIONS -- (0.1)%
  3-Month LIBOR, Strike
    Price 5.97, Expires
    10/04/04                         890          (164,650)
  3-Month LIBOR, Strike
    Price 6.00, Expires
    10/19/04                         260           (48,492)
  3-Month LIBOR, Strike
    Price 7.00, Expires
    01/07/05                         900          (103,014)
                                            --------------
                                                  (316,156)
                                            --------------
TOTAL WRITTEN OPTIONS
  (Cost $(1,553,865))                           (2,105,761)
                                            --------------
LIABILITIES IN EXCESS OF
  OTHER
  ASSETS -- (20.4%)                           (162,604,434)
                                            --------------
NET ASSETS -- 100.0%                        $  794,433,064
                                            ==============

Swap agreements outstanding at December 31, 2002:

                                                         UNREALIZED
                       EXPIRATION                       APPRECIATION/
     DESCRIPTION          DATE       NOTIONAL VALUE    (DEPRECIATION)
     -----------       ----------    --------------    ---------------
BRITISH POUNDS
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(a)             03/15/04          6,700,000    $       166,370
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(b)             03/15/04         15,000,000            368,413
                                                       ---------------
                                                               534,783
                                                       ---------------
EURODOLLARS
  Receive fixed rate
    payments of 4.50%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(i)             06/18/07         13,700,000            456,240
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.00%(c)            06/18/12         10,900,000           (595,230)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.00%(h)            06/18/12         22,200,000         (1,212,303)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.50%(e)            12/15/31          7,000,000           (688,071)
                                                       ---------------
                                                            (2,039,364)
                                                       ---------------
JAPANESE YEN
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    0.20%(h)            03/17/03      3,010,000,000             (5,986)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    0.238%(d)           05/17/04      2,660,000,000            (38,330)
                                                       ---------------
                                                               (44,316)
                                                       ---------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                                         UNREALIZED
                       EXPIRATION                       APPRECIATION/
     DESCRIPTION          DATE       NOTIONAL VALUE    (DEPRECIATION)
     -----------       ----------    --------------    ---------------
U.S. DOLLARS
  Receive fixed rate
    payments of .30%
    and pay floating
    par in event of
    default on
    General Electric
    Capital Corp.,
    5.875%, due
    02/15/12(d)         06/17/03     $    3,250,000    $           790
  Receive fixed rate
    payments of 1.40%
    and pay floating
    par in event of
    default on
    Republic of Peru,
    9.125% due
    02/21/12(a)         12/13/03            500,000               (415)
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(i)             06/20/05          8,800,000            287,506
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(d)             06/17/05         20,000,000          1,853,080
  Receive variable
    rate payments on
    the thee month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.00%(a)            06/18/08          6,300,000           (437,957)
  Receive variable
    rate payments on
    the thee month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.00%(f)            06/18/08         10,900,000           (757,735)

                                                         UNREALIZED
                       EXPIRATION                       APPRECIATION/
     DESCRIPTION          DATE       NOTIONAL VALUE    (DEPRECIATION)
     -----------       ----------    --------------    ---------------
  Receive variable
    rate payments on
    the thee month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.00%(f)            06/18/13            500,000    $       (22,588)
  Receive variable
    rate payments on
    the thee month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.00%(b)            06/18/13         10,600,000           (478,866)
  Receive variable
    rate payments on
    the thee month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.00%(a)            06/18/13         32,600,000         (1,472,738)
  Receive variable
    rate payments on
    the thee month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    6.00%(i)            06/18/23         17,300,000         (1,895,803)
                                                       ---------------
                                                            (2,924,726)
                                                       ---------------
                                                       $    (4,473,623)
                                                       ===============

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

While both sectors posted positive absolute returns for the fourth quarter, longer-duration corporate bonds materially outpaced longer-duration Treasury bonds by 4.52%. During most of 2002, longer-duration Treasuries had been the beneficiary of a lower interest rate and flattening yield curve environment. However, this trend reversed as the yield curve steepened during the fourth quarter reflecting a decline in short-term yields while long-term yields increased. Due to this shift in the yield curve, short-duration Treasuries actually outperformed their longer-duration Treasury counterparts during the quarter. Interest income earned from the long-duration Treasury securities was enough to barely offset price decline. Long-term Treasuries, as measured by the Lehman Brothers Long-Term Government Index, posted a modest quarterly return of 0.07%. Contrarily, longer-duration corporate bonds, as measured by the Lehman Brothers Long-Term Credit Index, produced an impressive quarterly return of 4.59%. Corporate spreads materially narrowed pushing the sector's prices higher reflecting prospects for an economic recovery, improving liquidity and increased focus by investors on valuations. Although counterintuitive, long-term Treasuries were by far the best performing segment of the publicly traded capital markets during 2002, posting an annual return of 16.99% compared to 11.92% for long-term corporates.

The Fund, primarily comprised of fixed income securities with longer maturities, produced positive returns and outpaced its composite benchmark index during the quarter. The Fund, which is the most volatile of the fixed income options, compensated investors for the risk taken as it produced the highest absolute return of all the Fixed Income Select Funds during the final three months of the year. Contrary to previous quarters, the Fund's relative performance versus the composite benchmark was positively impacted by a material overweight position to the corporate sector. At the end of the fourth quarter, the Fund maintained an approximate 70% allocation to corporates reflecting the sub-advisers' efforts to take advantage of the sector's inexpensive valuations, higher yields and improving fundamentals. Corporate spreads materially narrowed, especially during November, pushing corporate bond prices higher. The fund's two sub-advisers outpaced the composite benchmark for the fourth quarter. At period end, the fund maintained an average credit quality of A.

EXTENDED-DURATION BOND FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                  RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                  -----------------    --------------------    -------------    -----------------
  One Year                                             10.03%                 10.27%               9.93%             14.49%
  Since Inception (8/27/01 -- 12/31/02)                 9.32%                 9.21%                8.79%             11.08%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
8/31/01                                                                   10097.00                            9986.00
9/30/01                                                                    9943.00                            9903.00
10/31/01                                                                  10364.00                           10386.00
11/30/01                                                                  10281.00                           10076.00
12/31/01                                                                  10248.00                            9939.00
1/31/02                                                                   10349.00                           10077.00
2/28/02                                                                   10439.00                           10173.00
3/31/02                                                                   10143.00                            9826.00
4/30/02                                                                   10251.00                           10082.00
5/31/02                                                                   10390.00                           10159.00
6/30/02                                                                   10290.00                           10223.00
7/31/02                                                                   10295.00                           10315.00
8/31/02                                                                   10680.00                           10793.00
9/30/02                                                                   10896.00                           11121.00
10/31/02                                                                  10574.00                           10831.00
11/30/02                                                                  10777.00                           10930.00
12/31/02                                                                  11276.00                           11380.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Lehman Brothers Long-Term Government Bond Index and the Lehman Brothers Long-Term Credit Bond Index.

The Lehman Brothers Long-Term Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of 10 years or greater.

The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002                    PAR            VALUE
-----------------               --------------   ------------
AGENCY OBLIGATIONS -- 6.4%
  Federal Home Loan Mortgage
    Corporation
    5.25%, 01/15/06              $ 3,500,000     $  3,804,924
    4.63%, 02/15/07(E)             2,250,000        2,464,113
    6.25%, 07/15/32                3,000,000        3,410,682
                                                 ------------
                                                    9,679,719
                                                 ------------
  Federal National Mortgage
    Association
    5.25%, 04/15/07                2,000,000        2,191,686
    0.00%, 10/29/07(N)             4,815,000        1,893,089
    3.25%, 11/15/07                2,600,000        2,622,651
    5.50%, 03/15/11                5,000,000        5,489,150
    6.63%, 11/15/30                4,990,000        5,874,238
                                                 ------------
                                                   18,070,814
                                                 ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $26,262,993)                               27,750,533
                                                 ------------
ASSET-BACKED SECURITIES -- 5.3%
  Community Program Loan Trust
    4.50%, 04/01/29                1,000,000          962,568
  Consumer Funding LLC
    5.43%, 04/20/15                2,550,000        2,735,966
  Detroit Edison
    Securitization
    6.42%, 03/01/15                1,500,000        1,699,379
  PP&L Transition Bond Co. LLC
    7.15%, 06/25/09                7,000,000        8,169,191
  PSE&G Transition Funding LLC
    6.45%, 03/15/13                8,325,000        9,507,229
                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $20,776,007)                               23,074,333
                                                 ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
  Federal Home Loan Mortgage
    Corporation
    5.00%, 12/01/31                  486,822          484,693
  Federal National Mortgage
    Association
    5.00%, 07/25/23                2,000,000        2,075,911
                                                 ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,199,537)                                 2,560,604
                                                 ------------
CORPORATE BONDS -- 58.6%
  AIG SunAmerica Global
    Finance IX
    6.90%, 03/15/32 144A          12,000,000       14,006,519
  American Airlines, Inc.
    8.61%, 10/01/11                1,000,000          807,761
  Analog Devices, Inc.
    4.75%, 10/01/05 CONV           3,300,000        3,295,875
    4.75%, 10/01/05 CONV 144A        250,000          249,688

                                     PAR            VALUE
                                --------------   ------------
  AT&T Corporation
    6.50%, 03/15/13              $ 3,500,000     $  3,518,725
  Atlas Air, Inc.
    7.20%, 01/02/19                  473,790          319,491
  Bank One Corporation
    7.75%, 07/15/25                2,000,000        2,447,760
    8.00%, 04/29/27                7,720,000        9,721,841
  Bausch & Lomb, Inc.
    7.13%, 08/01/28                1,500,000        1,250,504
  BellSouth Capital Funding
    7.88%, 02/15/30                9,000,000       11,093,102
  BellSouth Corporation
    6.88%, 10/15/31                2,250,000        2,532,080
  Borden, Inc.
    7.88%, 02/15/23                1,200,000          726,000
  Chesapeake Energy
    Corporation
    8.13%, 04/01/11                  150,000          155,250
    9.00%, 08/15/12                  700,000          745,500
  CIT Group, Inc.
    6.50%, 02/07/06                  600,000          632,311
    7.75%, 04/02/12                4,455,000        5,012,071
  Citigroup, Inc.
    6.63%, 01/15/28                2,000,000        2,178,668
  Commonwealth Edison Co.
    4.75%, 12/01/11                  672,000          656,221
  Constellation Energy Group,
    Inc.
    6.13%, 09/01/09                  500,000          511,980
    7.00%, 04/01/12                  250,000          263,199
  Continental Airlines, Inc.
    6.70%, 06/15/21                  465,578          404,330
  COX Communications, Inc.
    6.75%, 03/15/11                  250,000          269,422
  Dana Corporation
    6.50%, 03/01/09                  250,000          218,750
  Delphi Auto Systems
    Corporation
    7.13%, 05/01/29                2,500,000        2,430,305
  Delta Air Lines, Inc.
    8.30%, 12/15/29                  500,000          295,633
  Devon Energy Corporation
    4.95%, 08/15/08 CONV             963,000          973,834
  Dresdner Funding Trust I
    8.15%, 06/30/31 144A           9,250,000        9,445,692
  Duke Energy Corporation
    6.45%, 10/15/32                2,660,000        2,595,096
  Edison Mission Energy
    7.73%, 06/15/09                  925,000          430,125
  El Paso CGP Co.
    6.38%, 02/01/09                  250,000          184,007
    6.95%, 06/02/28                  750,000          481,286
  El Paso Corporation
    6.75%, 05/15/09                  500,000          345,486
    7.00%, 05/15/11                  400,000          272,459
  EOP Operating LP
    7.25%, 06/15/28                  500,000          507,853

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                     PAR            VALUE
                                --------------   ------------
  Federal Realty Investment
    Trust
    5.25%, 10/28/03 CONV         $   500,000     $    480,841
  First Industrial LP
    7.60%, 07/15/28                1,000,000        1,058,477
  Foot Locker, Inc.
    8.50%, 01/15/22                1,000,000        1,011,750
  Ford Motor Co.
    6.63%, 02/15/28                6,600,000        5,286,309
    6.63%, 10/01/28                1,500,000        1,199,231
    6.38%, 02/01/29                1,500,000        1,159,422
    9.98%, 02/15/47                5,000,000        4,852,435
  Ford Motor Credit Co.
    5.80%, 01/12/09                  500,000          464,321
  General Electric Capital
    Corporation
    6.75%, 03/15/32               10,000,000       11,093,099
  General Motors Acceptance
    Corporation
    6.88%, 08/28/12                  250,000          246,866
    8.00%, 11/01/31                9,000,000        9,074,492
  Georgia-Pacific Corporation
    7.75%, 11/15/29                2,950,000        2,419,000
  GTE Corporation
    6.94%, 04/15/28                2,800,000        2,948,649
  HCA, Inc.
    6.30%, 10/01/12                1,500,000        1,515,543
    7.58%, 09/15/25                1,000,000          974,608
    7.05%, 12/01/27                  500,000          460,813
  Highwoods Properties, Inc.
    7.50%, 04/15/18                1,500,000        1,439,646
  Household Finance
    Corporation
    6.75%, 05/15/11                4,000,000        4,271,592
    7.63%, 05/17/32                3,750,000        4,210,894
    7.35%, 11/27/32                5,000,000        5,406,645
  HVB Funding Trust III
    9.00%, 10/22/31 144A           8,300,000        7,336,975
  IMC Global Inc.
    7.38%, 08/01/18                  500,000          398,495
  Intelsat, Ltd.
    7.63%, 04/15/12                2,900,000        2,980,887
  International Paper Co.
    6.88%, 11/01/23                  300,000          316,764
  Kinder Morgan, Inc.
    7.25%, 03/01/28                  500,000          512,530
  May Department Stores Co.
    (The)
    8.75%, 05/15/29                4,750,000        5,968,717
    7.88%, 03/01/30                2,225,000        2,607,184
  Midamerican Energy Holdings
    Co.
    5.88%, 10/01/12 144A           1,000,000        1,015,598
  Missouri Pacific Railroad
    4.25%, 01/01/05                   90,000           92,736

                                     PAR            VALUE
                                --------------   ------------
  Motorola, Inc.
    6.75%, 02/01/06              $   250,000     $    258,966
    5.80%, 10/15/08                  500,000          483,827
    7.63%, 11/15/10                  500,000          512,780
    6.50%, 11/15/28                  500,000          426,455
  Murphy Oil Corporation
    7.05%, 05/01/29                3,100,000        3,390,169
  National Rural Utilities
    Cooperative Finance
    Corporation
    8.00%, 03/01/32                9,650,000       11,684,123
  Nextel Communications, Inc.
    9.38%, 11/15/09                1,000,000          910,000
  Oasis Residential, Inc.
    7.25%, 11/15/06                2,000,000        2,215,850
  Pemex Master Trust Series
    8.63%, 02/01/22 144A           1,000,000        1,057,500
  Penney (JC) Co., Inc.
    7.60%, 04/01/07                  250,000          254,375
    7.95%, 04/01/17                  500,000          452,500
    7.13%, 11/15/23                  500,000          422,500
  Phillips Van-Huesen
    Corporation
    7.75%, 11/15/23                  450,000          398,250
  Pioneer Natural Resources
    Co.
    7.20%, 01/15/28                2,500,000        2,416,310
  Pioneer Standard
    Electronics, Inc.
    9.50%, 08/01/06                  500,000          448,252
  Principal Life Global
    Funding I
    6.25%, 02/15/12 144A           5,000,000        5,309,190
  Prologis Trust
    7.63%, 07/01/17                1,000,000        1,104,939
  Pulte Homes, Inc.
    7.30%, 10/24/05                1,000,000        1,069,705
    7.63%, 10/15/17                1,000,000        1,055,548
    7.88%, 06/15/32                1,500,000        1,545,429
  Raytheon Co.
    6.40%, 12/15/18                2,600,000        2,583,727
    7.20%, 08/15/27                  250,000          274,100
    7.00%, 11/01/28                  750,000          804,902
  SBC Communications, Inc.
    5.88%, 08/15/12                3,450,000        3,733,714
  Sears Roebuck Acceptance
    Corporation
    6.75%, 08/15/11                3,300,000        3,151,332
    6.75%, 01/15/28                  500,000          419,020
    6.50%, 12/01/28                1,500,000        1,206,885
  Solutia, Inc.
    7.38%, 10/15/27                  250,000          151,563
  Southern California Edison
    7.25%, 03/01/26                  500,000          467,500
  Southern Natural Gas Co.
    7.35%, 02/15/31                1,500,000        1,264,004
  Sprint Capital Corporation
    6.88%, 11/15/28                3,450,000        2,786,085

                       See Notes to Financial Statements.

                                     PAR            VALUE
                                --------------   ------------
  Susa Partnership LP
    7.50%, 12/01/27              $   325,000     $    375,250
  Swift Energy Co.
    9.38%, 05/01/12                  250,000          243,750
  Tennessee Gas Pipeline Co.
    7.00%, 10/15/28                  750,000          579,259
  Transocean, Inc.
    7.38%, 04/15/18                1,000,000        1,102,089
  Trinet Corporate Realty
    Trust, Inc.
    7.70%, 07/15/17                1,000,000          929,502
  TRW, Inc.
    6.65%, 01/15/28                2,000,000        2,083,660
    7.75%, 06/01/29                  500,000          591,566
  Union Pacific Resources
    Group
    7.15%, 05/15/28                  250,000          277,898
  UnumProvident Corporation
    6.75%, 12/15/28                1,500,000        1,179,731
  Verizon Global Funding
    Corporation
    7.75%, 12/01/30                9,500,000       11,104,692
  Wachovia Bank NA
    6.50%, 12/01/28               10,075,000       10,739,173
  Weyerhaeuser Co.
    7.13%, 07/15/23                  500,000          536,884
    7.38%, 03/15/32 144A             250,000          271,984
  Wisconsin Electric Power
    6.88%, 12/01/49                6,295,000        6,692,599
  WorldCom, Inc.-WorldCom
    Group
    8.25%, 05/15/31#              12,000,000        2,880,000
  Xerox Corporation
    0.57%, 04/21/18 CONV           2,750,000        1,746,250
  Yellow Corp.
    7.00%, 05/01/11 CONV             250,000          208,125
                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $246,583,634)                             253,585,255
                                                 ------------
FOREIGN BONDS -- 23.9%
BRAZIL -- 0.5%
  Federal Republic of Brazil
    8.00%, 04/15/14                3,447,948        2,269,181
                                                 ------------
CANADA -- 7.5%
  British Columbia Generic
    Residual
    0.00%, 08/23/13 STRIP(C)       2,500,000          864,836
    0.00%, 06/09/14 STRIP(C)      11,500,000        3,934,567
    0.00%, 09/05/20 STRIP(C)       1,750,000          392,143
  Canada Generic Residual
    0.00%, 06/01/22 STRIP(C)      18,900,000        4,115,510
    0.00%, 06/01/25 STRIP(C)       4,110,000          770,082
  Canada Government
    3.50%, 06/01/04(C)               525,000          335,648
    6.00%, 09/01/05(C)             3,000,000        2,029,004
  Hydro Quebec
    8.50%, 12/01/29                  908,000        1,270,417

                                     PAR            VALUE
                                --------------   ------------
  Macmillan Bloedel, Ltd.
    7.70%, 02/15/26              $   500,000     $    539,265
  Ontario Residual
    0.00%, 07/13/22 STRIP(C)       3,900,000          783,812
    0.00%, 03/08/29 STRIP(C)       7,000,000          950,449
  Province of Quebec
    7.50%, 09/15/29                9,790,000       12,257,138
  Rogers Cablevision Ltd.
    9.65%, 01/15/14(C)             2,370,000        1,443,951
  Saskatchewan Generic
    Residual
    0.00%, 04/10/14 STRIP(C)       7,500,000        2,573,143
    0.00%, 02/04/22 STRIP(C)       3,000,000          587,037
                                                 ------------
                                                   32,847,002
                                                 ------------
COLOMBIA -- 0.1%
  Transgas de Occidente SA
    9.79%, 11/01/10 144A             428,200          382,169
                                                 ------------
FRANCE -- 2.3%
  France Telecom
    9.00%, 03/01/31                8,000,000        9,770,143
                                                 ------------
GERMANY -- 1.9%
  Landesbank Rheinland-Pfalz
    Girozentrale
    6.88%, 02/23/28 144A           7,100,000        8,126,873
                                                 ------------
HONG KONG -- 1.0%
  Bangkok Bank Public Co.
    9.03%, 03/15/29 144A           4,000,000        4,138,652
                                                 ------------
MALAYSIA -- 0.4%
  Telekom Malaysia BHD
    7.88%, 08/01/25 144A             225,000          232,351
  Tenaga Nasional BHD
    7.50%, 11/01/25 144A           1,500,000        1,441,344
                                                 ------------
                                                    1,673,695
                                                 ------------
MEXICO -- 0.3%
  Petro Mexicanos 144A
    8.63%, 12/01/23                1,000,000        1,053,750
  TFM SA de CV
    11.75%, 06/15/09                 250,000          245,625
                                                 ------------
                                                    1,299,375
                                                 ------------
NETHERLANDS -- 1.8%
  Deutsche Telekom
    International Finance BV
    8.75%, 06/15/30                2,500,000        2,897,733
  Telefonica Europe BV
    8.25%, 09/15/30                3,950,000        4,868,845
                                                 ------------
                                                    7,766,578
                                                 ------------
NORWAY -- 2.8%
  Norsk Hydro ASA
    7.15%, 11/15/25                4,000,000        4,601,712
  Norway Government
    6.75%, 01/15/07(K)            24,000,000        3,623,687
  Statoil ASA 144A
    6.50%, 12/01/28                3,500,000        3,710,179
                                                 ------------
                                                   11,935,578
                                                 ------------

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                     PAR            VALUE
                                --------------   ------------
PHILIPPINES -- 0.3%
  Bangko Sentral Pilipinas
    8.60%, 06/15/27              $ 1,000,000     $    812,500
  Philippine Long Distance
    Telephone Co.
    8.35%, 03/06/17                  500,000          347,383
  Quezon Power (Philippines),
    Ltd. 144A@
    8.86%, 06/15/17                  485,000          291,546
                                                 ------------
                                                    1,451,429
                                                 ------------
SUPRANATIONAL -- 1.4%
  European Bank for
    Reconstruction &
    Development
    0.00%, 02/10/28(A)             5,000,000          703,550
  International Bank for
    Reconstruction &
    Development
    0.00%, 08/20/07(N)            13,625,000        5,435,035
                                                 ------------
                                                    6,138,585
                                                 ------------
UNITED KINGDOM -- 3.5%
  Abbey National PLC
    7.95%, 10/26/29                9,515,000       11,708,578
  Vodafone Group PLC
    7.88%, 02/15/30                3,000,000        3,628,998
                                                 ------------
                                                   15,337,576
                                                 ------------
VENEZUELA -- 0.1%
  Petrozuata Finance, Inc.
    8.37%, 10/01/22 144A             450,000          239,625
                                                 ------------
TOTAL FOREIGN BONDS
  (Cost $92,468,428)                              103,376,461
                                                 ------------
MUNICIPAL BONDS -- 1.4%
  Coppell, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    0.00%, 08/15/23                2,195,000          746,893
  Granbury, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    0.00%, 08/01/20                1,000,000          414,920

                                     PAR            VALUE
                                --------------   ------------
  Mchenry & Kane Counties,
    Illinois Community School
    District No. 158, General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    0.00%, 01/01/12              $ 3,340,000     $  2,321,332
  Northern Illinois
    University, Auxiliary
    Facilities System, Revenue
    Bond (FGIC Insured)
    (Non-Callable)
    0.00%, 10/01/13                1,225,000          778,279
  San Jose Unified School
    District, Santa Clara
    County, General Obligation
    Bond (PSF-GTD Insured)
    (Non-Callable)
    0.00%, 08/01/18                2,055,000          981,941
  Union Elementary School
    District, California,
    Series A General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    0.00%, 09/01/19                1,750,000          781,498
                                                 ------------
TOTAL MUNICIPAL BONDS
  (Cost $5,124,066)                                 6,024,863
                                                 ------------
                                    SHARES
                                --------------
SHORT-TERM INVESTMENT -- 2.5%
  AB Funds Trust -- Money
    Market Fund
    (Cost $10,608,917)            10,608,917       10,608,917
                                                 ------------
PREFERRED STOCK -- 0.3%
  EVI, Inc.
    5.00%, 11/01/27 CONV
    (Cost $954,185)                   22,000        1,127,500
                                                 ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $404,977,767)                             428,108,466
                                                 ------------
OTHER ASSETS LESS LIABILITIES -- 1.0%               4,407,205
                                                 ------------
NET ASSETS -- 100.0%                             $432,515,671
                                                 ============

                       See Notes to Financial Statements.

EQUITY INDEX FUND

During the fourth quarter the broad equity market experienced a substantial rebound but failed to recapture losses from earlier in the year as the S&P 500(R) Index returned 8.44% for the quarter but was still down -22.10% for the year. This year marked the first time since the period from 1939-1941 that the index suffered three consecutive years of negative returns. Poor returns for the year were the combination of weaker than expected corporate profits exacerbated by numerous corporate accounting and governance scandals, investors' fears of terrorist activity, a possible war with Iraq and escalating tensions with North Korea. A strong rally in the fourth quarter erased some of the negative returns experienced over the prior three quarters as all sectors posted positive performance. The strength of the information technology and telecommunication services stocks in October and November left these sectors as the best performers for the quarter.

The Equity Index Fund is a passively managed fund benchmarked against the S&P 500(R) Index. The Fund is comprised of domestic, large-cap equity stocks with both value and growth-style orientations. The differential between the benchmark and the Fund is a result of both fund expenses and social restrictions within the portfolio.

EQUITY INDEX FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                                                                   S&P 500(R)
                                                  RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*        INDEX**
                                                  -----------------    --------------------    -------------       ----------
  One Year                                            (22.59%)               (22.57%)            (22.71%)           (22.10%)
  Since Inception (8/27/01 -- 12/31/02)               (18.87%)               (19.22%)            (19.03%)           (18.54%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                  S&P 500(R) INDEX**
                                                                      ----------------                  ------------------
8/27/01                                                                   10000.00                           10000.00
9/30/01                                                                    8817.00                            8796.00
10/31/01                                                                   8985.00                            8964.00
11/30/01                                                                   9666.00                            9652.00
12/31/01                                                                   9745.00                            9736.00
1/31/02                                                                    9589.00                            9594.00
2/28/02                                                                    9378.00                            9409.00
3/31/02                                                                    9726.00                            9764.00
4/30/02                                                                    9116.00                            9171.00
5/31/02                                                                    9041.00                            9103.00
6/30/02                                                                    8428.00                            8455.00
7/31/02                                                                    7757.00                            7796.00
8/31/02                                                                    7801.00                            7847.00
9/30/02                                                                    6955.00                            6994.00
10/31/02                                                                   7569.00                            7609.00
11/30/02                                                                   8046.00                            8057.00
12/31/02                                                                   7544.00                            7584.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the S&P 500(R) Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The S&P 500(R) Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500(R) Index includes 500 of the largest stocks (in terms of market value) in the United States.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS

        DECEMBER 31, 2002           SHARES        VALUE
        -----------------          ---------   ------------
COMMON STOCK -- 96.9%
AUTO & TRANSPORTATION -- 2.6%
  AMR Corporation*                     6,000   $     39,600
  Burlington Northern Santa Fe
    Corporation                       14,600        379,746
  Cooper Tire & Rubber Co.             2,800         42,952
  CSX Corporation                      8,200        232,142
  Dana Corporation                     5,700         67,032
  Delphi Corporation                  21,600        173,880
  Delta Air Lines, Inc.                4,800         58,080
  FedEx Corporation                   11,500        623,530
  Ford Motor Co.                      71,027        660,551
  General Motors Corporation          21,700        799,862
  Goodyear Tire & Rubber Co.
    (The)                              6,800         46,308
  Harley-Davidson, Inc.               11,700        540,540
  Navistar International
    Corporation*                       2,300         55,913
  Norfolk Southern Corporation        15,000        299,850
  Paccar, Inc.                         4,450        205,279
  Ryder System, Inc.                   2,400         53,856
  Southwest Airlines Co.              30,000        417,000
  Union Pacific Corporation            9,800        586,726
  United Parcel Service, Inc.
    Class B                           43,200      2,725,056
  Visteon Corporation                  5,018         34,925
                                               ------------
                                                  8,042,828
                                               ------------
CONSUMER DISCRETIONARY -- 13.5%
  Alberto-Culver Co. Class B           2,200        110,880
  American Greetings Corporation
    Class A*                           2,500         39,500
  AOL Time Warner, Inc.*             172,900      2,264,990
  Apollo Group, Inc. Class A*          6,700        294,800
  Autozone, Inc.*                      3,800        268,470
  Avon Products, Inc.                  9,100        490,217
  Bed Bath & Beyond, Inc.*            11,300        390,189
  Best Buy Co., Inc.*                 12,450        300,668
  Big Lots, Inc.*                      4,500         59,535
  Brunswick Corporation                3,500         69,510
  Carnival Corporation                22,700        566,365
  Cendant Corporation*                40,100        420,248
  Circuit City Stores,
    Inc.-Circuit City Group            8,100         60,102
  Clear Channel Communications,
    Inc.*                             23,700        883,773
  Clorox Co.                           8,500        350,625
  Colgate-Palmolive Co.               20,800      1,090,544
  Convergys Corporation*               6,700        101,505
  Costco Wholesale Corporation*       17,600        493,856
  Darden Restaurants, Inc.             6,650        135,993
  Dillard's, Inc. Class A              3,300         52,338
  Dollar General Corporation          12,900        154,155
  Donnelley (R.R.) & Sons Co.          4,400         95,788
  Dow Jones & Co., Inc.                3,154        136,347
  Eastman Kodak Co.                   11,300        395,952
  eBay, Inc.*                         11,900        807,058
  Family Dollar Stores, Inc.           6,700        209,107

                                    SHARES        VALUE
                                   ---------   ------------
  Federated Department Stores,
    Inc.*                              7,600   $    218,576
  Gannett Co., Inc.                   10,300        739,540
  Gap, Inc. (The)                     34,200        530,784
  Genuine Parts Co.                    6,800        209,440
  Gillette Co. (The)                  40,800      1,238,688
  Grainger (W.W.), Inc.                3,500        180,425
  Hasbro, Inc.                         6,700         77,385
  Hilton Hotels Corporation           14,600        185,566
  Home Depot, Inc. (The)              89,950      2,155,202
  Interpublic Group Cos., Inc.        14,900        209,792
  Jones Apparel Group, Inc.*           5,000        177,200
  Kimberly-Clark Corporation          19,900        944,653
  Knight-Ridder, Inc.                  3,200        202,400
  Kohl's Corporation*                 13,000        727,350
  Leggett & Platt, Inc.                7,500        168,300
  Limited Brands                      20,200        281,386
  Liz Claiborne, Inc.                  4,108        121,802
  Lowe's Cos., Inc.                   30,200      1,132,500
  Marriott International, Inc.
    Class A                            9,200        302,404
  Mattel, Inc.                        16,900        323,635
  May Department Stores Co. (The)     11,200        257,376
  Maytag Corporation                   3,000         85,500
  McDonald's Corporation              49,100        789,528
  McGraw Hill Co., Inc. (The)          7,500        453,300
  Meredith Corporation                 1,900         78,109
  New York Times Co. Class A           5,900        269,807
  Newell Rubbermaid, Inc.             10,300        312,399
  Nike, Inc. Class B                  10,300        458,041
  Nordstrom, Inc.                      5,200         98,644
  Office Depot, Inc.*                 11,900        175,644
  Omnicom Group, Inc.                  7,300        471,580
  Penney (JC) Co., Inc.               10,400        239,304
  Procter & Gamble Co.                50,300      4,322,783
  Quintiles Transnational
    Corporation*                       4,600         55,660
  RadioShack Corporation               6,500        121,810
  Reebok International, Ltd.*          2,300         67,620
  Robert Half International,
    Inc.*                              6,700        107,937
  Sabre Holdings Corporation*          5,500         99,605
  Sears, Roebuck & Co.                12,200        292,190
  Staples, Inc.*                      18,200        333,060
  Starbucks Corporation*              15,000        305,700
  Starwood Hotels & Resorts
    Worldwide, Inc.                    7,700        182,798
  Target Corporation                  35,100      1,053,000
  Tiffany & Co.                        5,600        133,896
  TJX Cos., Inc.                      20,400        398,208
  TMP Worldwide, Inc.*                 4,300         48,633
  Toys "R" Us, Inc .*                  8,200         82,000
  Tribune Co.                         11,800        536,428
  Tupperware Corporation               2,300         34,684
  Univision Communications, Inc.
    Class A*                           8,900        218,050
  VF Corporation                       4,200        151,410

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                   ---------   ------------
  Wal-Mart Stores, Inc.              170,800   $  8,627,108
  Wendy's International, Inc.          4,500        121,815
  Whirlpool Corporation                2,600        135,772
  Yahoo!, Inc.*                       22,900        374,415
  Yum! Brands, Inc.*                  11,400        276,108
                                               ------------
                                                 42,139,465
                                               ------------
CONSUMER STAPLES -- 5.0%
  Albertson's, Inc.                   14,700        327,222
  Archer-Daniels-Midland Co.          25,027        310,335
  Campbell Soup Co.                   15,900        373,173
  Coca-Cola Co. (The)                 95,900      4,202,338
  Coca-Cola Enterprises, Inc.         17,400        377,928
  Conagra Foods, Inc.                 20,800        520,208
  CVS Corporation                     15,200        379,544
  General Mills, Inc.                 14,200        666,690
  Heinz (H.J.) Co.                    13,500        443,745
  Hershey Foods Corporation            5,300        357,432
  Kellogg Co.                         15,800        541,466
  Kroger Co.*                         29,900        461,955
  Pepsi Bottling Group, Inc.          10,800        277,560
  PepsiCo, Inc.                       66,840      2,821,985
  Safeway, Inc.*                      17,100        399,456
  Sara Lee Corporation                30,200        679,802
  Supervalu, Inc.                      5,200         85,852
  Sysco Corporation                   25,400        756,666
  Walgreen Co.                        39,600      1,155,924
  Winn-Dixie Stores, Inc.              5,400         82,512
  Wrigley (W.M.), Jr. Co.              8,700        477,456
                                               ------------
                                                 15,699,249
                                               ------------
ENERGY -- 1.7%
  Anadarko Petroleum Corporation       9,600        459,840
  Apache Corporation                   5,580        318,004
  Baker Hughes, Inc.                  13,000        418,470
  BJ Services Co.*                     6,100        197,091
  Burlington Resources, Inc.           7,800        332,670
  Devon Energy Corporation             6,100        279,990
  Dynegy, Inc. Class A                14,400         16,992
  El Paso Corporation                 23,200        161,472
  EOG Resources, Inc.                  4,500        179,640
  Halliburton Co.                     16,900        316,199
  Kerr-McGee Corporation               3,930        174,099
  Kinder Morgan, Inc.                  4,700        198,669
  Nabors Industries, Ltd.*             5,600        197,512
  Noble Corporation*                   5,200        182,780
  Rowan Cos., Inc.                     3,600         81,720
  Schlumberger, Ltd.                  22,500        947,025
  Sunoco, Inc.                         3,000         99,540
  Transocean, Inc.                    12,300        285,360
  Unocal Corporation                  10,000        305,800
  Williams Cos., Inc.                 20,000         54,000
                                               ------------
                                                  5,206,873
                                               ------------
FINANCIAL SERVICES -- 20.7%
  ACE, Ltd.                           10,200        299,268
  AFLAC, Inc.                         20,000        602,400
  Allstate Corporation (The)          27,152      1,004,352

                                    SHARES        VALUE
                                   ---------   ------------
  AMBAC Financial Group, Inc.          4,100   $    230,584
  American Express Co.                50,800      1,795,780
  American International Group,
    Inc.                             100,892      5,836,601
  AmSouth Bancorporation              13,700        263,040
  AON Corporation                     12,000        226,680
  Bank of America Corporation         57,943      4,031,094
  Bank of New York Co., Inc.
    (The)                             28,100        673,276
  Bank One Corporation                45,100      1,648,405
  BB&T Corporation                    18,500        684,315
  Bear Stearns Cos., Inc. (The)        3,700        219,780
  Block (H&R), Inc.                    7,000        281,400
  Capital One Financial
    Corporation                        8,600        255,592
  Charter One Financial, Inc.          8,761        251,704
  Chubb Corporation                    6,600        344,520
  Cigna Corporation                    5,400        222,048
  Cincinnati Financial
    Corporation                        6,200        232,810
  Citigroup, Inc.                    198,730      6,993,308
  Comerica, Inc.                       6,800        294,032
  Concord EFS, Inc.*                  19,700        310,078
  Countrywide Credit Industries,
    Inc.                               4,927        254,480
  Deluxe Corporation                   2,400        101,040
  Equifax, Inc.                        5,500        127,270
  Equity Office Properties Trust
    REIT                              15,900        397,182
  Equity Residential REIT             10,500        258,090
  Fannie Mae                          38,500      2,476,705
  Fifth Third Bancorp                 22,394      1,311,169
  First Tennessee National
    Corporation                        4,900        176,106
  FleetBoston Financial
    Corporation                       40,600        986,580
  Franklin Resources, Inc.            10,100        344,208
  Freddie Mac                         26,900      1,588,445
  Golden West Financial
    Corporation                        5,900        423,679
  Goldman Sachs Group, Inc.           18,500      1,259,850
  Hartford Financial Services
    Group, Inc.                        9,900        449,757
  Household International, Inc.       18,300        508,923
  Huntington Bancshares, Inc.          9,100        170,261
  Janus Capital Group, Inc.            8,600        112,402
  Jefferson-Pilot Corporation          5,600        213,416
  John Hancock Financial
    Services, Inc.                    11,100        309,690
  JP Morgan Chase & Co.               77,190      1,852,560
  KeyCorp                             16,400        412,296
  Lehman Brothers Holdings, Inc.       9,200        490,268
  Lincoln National Corporation         6,800        214,744
  Marsh & McLennan Cos., Inc.         20,800        961,168
  Marshall & Ilsley Corporation        8,400        229,992
  MBIA, Inc.                           5,600        245,616
  MBNA Corporation                    49,450        940,539
  Mellon Financial Corporation        16,700        436,037
  Merrill Lynch & Co., Inc.           33,400      1,267,530
  Metlife, Inc.                       27,100        732,784
  MGIC Investment Corporation          3,900        161,070
  Moody's Corporation                  5,800        239,482

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                   ---------   ------------
  Morgan Stanley                      42,000   $  1,676,640
  National City Corporation           23,700        647,484
  North Fork Bancorporation, Inc.      6,200        209,188
  Northern Trust Corporation           8,500        297,925
  Paychex, Inc.                       14,500        404,550
  PNC Financial Services Group,
    Inc.                              11,000        460,900
  Principal Financial Group           13,000        391,690
  Progressive Corporation (The)        8,400        416,892
  Providian Financial
    Corporation*                      11,200         72,688
  Prudential Financial, Inc.          21,900        695,106
  Regions Financial Corporation        8,600        286,896
  Safeco Corporation                   5,300        183,751
  Schwab (Charles) Corporation
    (The)                             51,950        563,658
  Simon Property Group, Inc. REIT      7,300        248,711
  SLM Corporation                      5,900        612,774
  SouthTrust Corporation              13,400        332,990
  St. Paul Cos., Inc.                  8,800        299,640
  State Street Corporation            12,500        487,500
  SunTrust Banks, Inc.                11,000        626,120
  Synovus Financial Corporation       11,600        225,040
  T Rowe Price Group, Inc.             4,700        128,216
  Torchmark Corporation                4,600        168,038
  Travelers Property Casualty
    Corporation Class B*              38,824        568,772
  Union Planters Corporation           7,650        215,271
  UnumProvident Corporation            9,300        163,122
  US Bancorp                          74,100      1,572,402
  Wachovia Corporation                52,600      1,916,744
  Washington Mutual, Inc.             36,600      1,263,798
  Wells Fargo & Co.                   65,430      3,066,704
  XL Capital, Ltd. Class A             5,300        409,425
  Zions Bancorporation                 3,500        137,722
                                               ------------
                                                 65,104,763
                                               ------------
HEALTHCARE -- 14.8%
  Abbott Laboratories                 60,400      2,416,000
  Aetna, Inc.                          5,800        238,496
  Allergan, Inc.                       5,000        288,100
  AmerisourceBergen Corporation        4,072        221,150
  Amgen, Inc.*                        49,828      2,408,686
  Anthem, Inc.*                        5,500        345,950
  Bard (C.R.), Inc.                    2,000        116,000
  Bausch & Lomb, Inc.                  2,100         75,600
  Baxter International, Inc.          23,000        644,000
  Becton Dickinson & Co.               9,900        303,831
  Biogen, Inc.*                        5,800        232,348
  Biomet, Inc.                        10,000        286,600
  Boston Scientific Corporation*      15,800        671,816
  Bristol-Myers Squibb Co.            74,900      1,733,935
  Cardinal Health, Inc.               17,100      1,012,149
  Chiron Corporation*                  7,300        274,480
  Forest Laboratories, Inc.*           7,000        687,540
  Genzyme Corporation*                 8,300        245,431
  Guidant Corporation*                11,800        364,030
  HCA, Inc.                           19,900        825,850

                                    SHARES        VALUE
                                   ---------   ------------
  Health Management Associates,
    Inc. Class A                       9,200   $    164,680
  Healthsouth Corporation*            15,300         64,260
  Humana, Inc.*                        6,300         63,000
  IMS Health, Inc.                    10,900        174,400
  Johnson & Johnson                  114,890      6,170,742
  King Pharmaceuticals, Inc.*          9,300        159,867
  Lilly (Eli) & Co.                   43,500      2,762,250
  Manor Care, Inc.*                    3,700         68,857
  McKesson Corporation                11,300        305,439
  Medimmune, Inc.*                     9,700        263,549
  Medtronic, Inc.                     47,200      2,152,320
  Merck & Co., Inc.                   86,900      4,919,409
  Millipore Corporation                1,900         64,600
  Pfizer, Inc.                       238,375      7,287,123
  Pharmacia Corporation               49,992      2,089,666
  Quest Diagnostics, Inc.*             3,800        216,220
  Schering-Plough Corporation         56,700      1,258,740
  St. Jude Medical, Inc.*              6,900        274,068
  Stryker Corporation                  7,700        516,824
  Tenet Healthcare Corporation*       18,850        309,140
  UnitedHealth Group, Inc.            11,800        985,300
  Watson Pharmaceuticals, Inc.*        4,100        115,907
  Wellpoint Health Networks,
    Inc.*                              5,800        412,728
  Wyeth                               51,300      1,918,620
  Zimmer Holdings, Inc.*               7,520        312,230
                                               ------------
                                                 46,421,931
                                               ------------
INTEGRATED OILS -- 4.5%
  Amerada Hess Corporation             3,500        192,675
  ChevronTexaco Corporation           41,340      2,748,283
  Conocophillips                      26,150      1,265,399
  Exxon Mobil Corporation            260,344      9,096,419
  Marathon Oil Corporation            12,107        257,758
  Occidental Petroleum
    Corporation                       14,600        415,370
                                               ------------
                                                 13,975,904
                                               ------------
MATERIALS & PROCESSING -- 3.6%
  Air Products & Chemicals, Inc.       8,800        376,200
  Alcoa, Inc.                         32,700        744,906
  Allegheny Technologies, Inc.         3,100         19,313
  Allied Waste Industries, Inc.*       7,600         76,000
  American Standard Cos., Inc.*        2,800        199,192
  Ashland, Inc.                        2,600         74,178
  Avery Dennison Corporation           4,200        256,536
  Ball Corporation                     2,196        112,413
  Bemis Co.                            2,000         99,260
  Boise Cascade Corporation            2,300         58,006
  Cintas Corporation                   6,600        301,950
  Dow Chemical Co. (The)              35,200      1,045,440
  Du Pont (E.I.) de Nemours & Co.     38,455      1,630,492
  Eastman Chemical Co.                 3,000        110,310
  Ecolab, Inc.                         5,000        247,500
  Engelhard Corporation                4,900        109,515
  Fluor Corporation                    3,100         86,800
  Freeport-McMoRan Copper & Gold,
    Inc. Class B*                      5,600         93,968

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                   ---------   ------------
  Georgia-Pacific Corporation          9,700   $    156,752
  Great Lakes Chemical
    Corporation                        1,900         45,372
  Hercules, Inc.*                      4,200         36,960
  International Flavors &
    Fragrances, Inc.                   3,600        126,360
  International Paper Co.             18,600        650,442
  Louisiana-Pacific Corporation*       4,000         32,240
  Masco Corporation                   19,000        399,950
  McDermott International, Inc.*       2,500         10,950
  MeadWestvaco Corporation             7,783        192,318
  Monsanto Co.                        10,160        195,580
  Newmont Mining Corporation          15,500        449,965
  Nucor Corporation                    3,000        123,900
  Pactiv Corporation*                  6,100        133,346
  Phelps Dodge Corporation*            3,400        107,610
  Plum Creek Timber Co., Inc.
    REIT                               7,200        169,920
  PPG Industries, Inc.                 6,600        330,990
  Praxair, Inc.                        6,240        360,485
  Rohm & Haas Co.                      8,600        279,328
  Sealed Air Corporation*              3,200        119,360
  Sherwin-Williams Co. (The)           5,800        163,850
  Sigma-Aldrich Corporation            2,800        136,360
  Temple-Inland, Inc.                  2,100         94,101
  United States Steel Corporation      4,000         52,480
  Vulcan Materials Co.                 3,900        146,250
  Waste Management, Inc.              23,500        538,620
  Weyerhaeuser Co.                     8,500        418,285
  Worthington Industries, Inc.         3,300         50,292
                                               ------------
                                                 11,164,045
                                               ------------
PRODUCER DURABLES -- 9.1%
  3M Co.                              15,100      1,861,830
  ADC Telecommunications, Inc.*       30,800         64,372
  Agilent Technologies, Inc.*         18,100        325,076
  American Power Conversion
    Corporation*                       7,600        115,140
  Andrew Corporation*                  3,800         39,064
  Avaya, Inc.*                        14,048         34,418
  Black & Decker Corporation           3,100        132,959
  Boeing Co. (The)                    32,500      1,072,175
  Caterpillar, Inc.                   13,300        608,076
  Centex Corporation                   2,400        120,480
  CIENA Corporation*                  16,700         85,838
  Comverse Technology, Inc.*           7,300         73,146
  Cooper Industries, Ltd. Class A      3,600        131,220
  Corning, Inc.*                      44,400        146,964
  Crane Co.                            2,300         45,839
  Cummins, Inc.                        1,600         45,008
  Danaher Corporation                  5,900        387,630
  Deere & Co.                          9,200        421,820
  Dover Corporation                    7,800        227,448
  Eaton Corporation                    2,700        210,897
  Emerson Electric Co.                16,300        828,855
  General Dynamics Corporation         7,800        619,086
  General Electric Co.               385,000      9,374,750
  Goodrich Corporation                 4,500         82,440

                                    SHARES        VALUE
                                   ---------   ------------
  Honeywell International, Inc.       31,800   $    763,200
  IIIinois Tool Works, Inc.           11,900        771,834
  Ingersoll-Rand Co. Class A           6,500        279,890
  ITT Industries, Inc.                 3,600        218,484
  JDS Uniphase Corporation*           54,700        135,109
  Johnson Controls, Inc.               3,396        272,257
  KB HOME                              1,900         81,415
  Lockheed Martin Corporation         17,600      1,016,400
  Molex, Inc.                          7,450        171,648
  Motorola, Inc.                      89,000        769,850
  Northrop Grumman Corporation         7,079        686,615
  Pall Corporation                     4,800         80,064
  Parker Hannifin Corporation          4,600        212,198
  Pitney Bowes, Inc.                   9,200        300,472
  Power-One, Inc.*                     3,100         17,577
  Pulte Homes, Inc.                    2,352        112,590
  Qualcomm, Inc.*                     30,400      1,106,256
  Raytheon Co.                        15,700        482,775
  Rockwell Automation, Inc.            7,200        149,112
  Rockwell Collins, Inc.               7,100        165,146
  Scientific-Atlanta, Inc.             6,000         71,160
  Snap-On, Inc.                        2,300         64,653
  Stanley Works (The)                  3,400        117,572
  Symbol Technologies, Inc.            8,950         73,569
  Tektronix, Inc.*                     3,400         61,846
  Tellabs, Inc.*                      15,900        115,593
  Textron, Inc.                        5,300        227,847
  Thermo Electron Corporation*         6,310        126,957
  Tyco International, Ltd.            77,184      1,318,303
  United Technologies Corporation     18,300      1,133,502
  Xerox Corporation*                  28,400        228,620
                                               ------------
                                                 28,387,045
                                               ------------
TECHNOLOGY -- 13.8%
  Adobe Systems, Inc.                  9,100        225,689
  Advanced Micro Devices, Inc.*       13,300         85,918
  Altera Corporation*                 14,800        182,484
  Analog Devices, Inc.*               14,100        336,567
  Apple Computer, Inc.*               13,900        199,187
  Applera Corporation-Applied
    Biosystems Group                   8,100        142,074
  Applied Materials, Inc.*            63,800        831,314
  Applied Micro Circuits
    Corporation*                      11,700         43,173
  Autodesk, Inc.                       4,380         62,634
  Automatic Data Processing, Inc.     23,200        910,600
  BMC Software, Inc.*                  9,100        155,701
  Broadcom Corporation Class A*       10,700        161,142
  Cisco Systems, Inc.*               279,500      3,661,450
  Citrix Systems, Inc.*                6,600         81,312
  Computer Associates
    International, Inc.               22,200        299,700
  Computer Sciences Corporation*       6,600        227,370
  Compuware Corporation*              14,600         70,080
  Dell Computer Corporation*         100,200      2,679,348
  Electronic Arts, Inc.*               5,500        273,735

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                   ---------   ------------
  Electronic Data Systems
    Corporation                       18,400   $    339,112
  EMC Corporation*                    85,100        522,514
  First Data Corporation              29,100      1,030,431
  Fiserv, Inc.*                        7,400        251,230
  Gateway, Inc.*                      12,500         39,250
  Hewlett-Packard Co.                118,002      2,048,515
  Intel Corporation                  256,300      3,990,591
  International Business Machines
    Corporation                       65,400      5,068,500
  Intuit, Inc.*                        7,900        370,668
  Jabil Circuit, Inc.*                 7,700        137,984
  KLA-Tencor Corporation*              7,300        258,201
  Lexmark International, Inc.*         4,900        296,450
  Linear Technology Corporation       12,100        311,212
  LSI Logic Corporation*              14,400         83,088
  Lucent Technologies, Inc.*         132,776        167,298
  Maxim Integrated Products, Inc.     12,400        409,696
  Mercury Interactive
    Corporation*                       3,300         97,845
  Micron Technology, Inc.*            23,400        227,916
  Microsoft Corporation*             206,800     10,691,559
  National Semiconductor
    Corporation*                       7,000        105,070
  NCR Corporation*                     3,800         90,212
  Network Appliance, Inc.*            13,000        130,000
  Novell, Inc.*                       14,100         47,094
  Novellus Systems, Inc.*              5,800        162,864
  Nvidia Corporation*                  5,900         67,909
  Oracle Corporation*                207,200      2,237,760
  Parametric Technology
    Corporation*                      10,100         25,452
  Peoplesoft, Inc.*                   12,100        221,430
  PerkinElmer, Inc.                    4,900         40,425
  PMC-Sierra, Inc.*                    6,500         36,140
  QLogic Corporation*                  3,600        124,236
  Rational Software Corporation*       7,600         78,964
  Sanmina-SCI Corporation*            20,400         91,596
  Siebel Systems, Inc.*               18,700        139,876
  Solectron Corporation*              32,000        113,600
  Sun Microsystems, Inc.*            120,500        374,755
  Sungard Data Systems, Inc.*         11,000        259,160
  Teradyne, Inc.*                      7,100         92,371
  Texas Instruments, Inc.             67,000      1,005,670
  Thomas & Betts Corporation*          2,300         38,870
  Unisys Corporation*                 12,600        124,740
  Veritas Software Corporation*       15,875        247,968
  Waters Corporation*                  5,000        108,900
  Xilinx, Inc.*                       13,000        267,800
                                               ------------
                                                 43,204,400
                                               ------------
UTILITIES -- 7.6%
  AES Corporation (The)*              21,000         63,420
  Allegheny Energy, Inc.               4,900         37,044
  Alltel Corporation                  12,000        612,000
  Ameren Corporation                   5,900        245,263

                                    SHARES        VALUE
                                   ---------   ------------
  American Electric Power Co.,
    Inc.                              13,100   $    358,023
  AT&T Corporation                    29,785        777,686
  AT&T Wireless Services, Inc.*      104,764        591,917
  BellSouth Corporation               71,900      1,860,053
  Calpine Corporation*                14,600         47,596
  Centerpoint Energy, Inc.            11,800        100,300
  CenturyTel, Inc.                     5,500        161,590
  Cinergy Corporation                  6,500        219,180
  Citizens Communications Co.*        10,900        114,995
  CMS Energy Corporation               5,600         52,864
  Comcast Corp*                       89,315      2,105,155
  Consolidated Edison, Inc.            8,300        355,406
  Constellation Energy Group,
    Inc.                               6,400        178,048
  Dominion Resources, Inc.            11,900        653,310
  DTE Energy Co.                       6,500        301,600
  Duke Energy Corporation             34,500        674,130
  Edison International*               12,600        149,310
  Entergy Corporation                  8,552        389,886
  Exelon Corporation                  12,512        660,258
  FirstEnergy Corporation             11,484        378,627
  FPL Group, Inc.                      7,100        426,923
  KeySpan Corporation                  5,500        193,820
  Mirant Corporation*                 15,631         29,543
  Nextel Communications, Inc.
    Class A*                          37,300        430,815
  Nicor, Inc.                          1,700         57,851
  NiSource, Inc.                       9,400        188,000
  People's Energy Corporation          1,400         54,110
  PG&E Corporation*                   15,700        218,230
  Pinnacle West Capital
    Corporation                        3,500        119,315
  PPL Corporation                      6,400        221,952
  Progress Energy, Inc.                9,200        398,820
  Public Service Enterprise
    Group, Inc.                        8,600        276,060
  Qwest Communications
    International, Inc.               65,600        328,000
  SBC Communications, Inc.           128,434      3,481,846
  Sempra Energy                        7,900        186,835
  Southern Co. (The)                  27,600        783,564
  Sprint Corporation (FON Group)      34,600        501,008
  Sprint Corporation (PCS Group)*     38,600        169,068
  TECO Energy, Inc.                    6,800        105,196
  TXU Corporation                     12,500        233,500
  Verizon Communications, Inc.       105,834      4,101,067
  Xcel Energy, Inc.                   15,400        169,400
                                               ------------
                                                 23,762,584
                                               ------------
TOTAL COMMON STOCK
  (Cost $354,252,445)                           303,109,087
                                               ------------
SHORT-TERM INVESTMENT -- 2.7%
  AB Funds Trust -- Money Market
    Fund
    (Cost $8,567,655)              8,567,655      8,567,655
                                               ------------

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                      PAR         VALUE
                                   ---------   ------------
U.S. TREASURY OBLIGATIONS -- 0.2%
  U.S. Treasury Bills
    1.17%, 01/16/03++++               80,000   $     79,962
    1.64%, 01/16/03++++              625,000        624,708
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $704,534)                                   704,670
                                               ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $363,524,634)                           312,381,412
OTHER ASSETS LESS LIABILITIES -- 0.2%               506,896
                                               ------------
NET ASSETS -- 100.0%                           $312,888,308
                                               ============

                       See Notes to Financial Statements.

VALUE EQUITY FUND

During the fourth quarter, value stocks outperformed growth stocks as the Russell 1000(R) Value Index returned 9.22%, while its growth counterpart, the Russell 1000(R) Growth Index, returned 7.15%. All sectors within the Russell 1000(R) Value Index posted positive returns in the quarter; with the financial services, utilities, materials & processing and technology sectors among the largest contributors.

The Value Equity Fund is comprised primarily of domestic, large-cap value oriented stocks. The Fund lagged its benchmark, the Russell 1000(R) Value Index, during the fourth quarter. Security selection within the consumer discretionary sector detracted from benchmark-relative performance, while the Fund benefited from its security selection in the financial services sector. At the sub-adviser level, Equinox delivered the strongest benchmark-relative performance primarily as a result of good security selection in the financial services sector. Security selection in the consumer staples and materials & processing sectors also added value for this sub-adviser.

VALUE EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                                                         RUSSELL 1000(R) VALUE
                                        RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*              INDEX**
                                        -----------------    --------------------    -------------       ---------------------
  One Year                                  (17.37%)               (17.22%)            (17.48%)                (15.52%)
  Since Inception
     (8/27/01 -- 12/31/02)                  (15.65%)               (14.94%)            (15.37%)                (13.84%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS             RUSSELL 1000(R) VALUE INDEX*
                                                                      ----------------             ----------------------------
08/27/01                                                                  10000.00                           10000.00
09/30/01                                                                   9027.00                            9019.00
10/31/01                                                                   8948.00                            8942.00
11/30/01                                                                   9408.00                            9462.00
12/31/01                                                                   9621.00                            9684.00
01/31/02                                                                   9529.00                            9609.00
02/28/02                                                                   9535.00                            9625.00
03/31/02                                                                  10031.00                           10080.00
04/30/02                                                                   9747.00                            9735.00
05/31/02                                                                   9734.00                            9783.00
06/30/02                                                                   9157.00                            9222.00
07/31/02                                                                   8273.00                            8364.00
08/31/02                                                                   8366.00                            8427.00
09/30/02                                                                   7382.00                            7490.00
10/31/02                                                                   7807.00                            8045.00
11/30/02                                                                   8306.00                            8552.00
12/31/02                                                                   7950.00                            8181.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Value Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Value Index is a large-cap index consisting of those Russell 1000(R) index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings-ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002                   SHARES        VALUE
-----------------                 ----------   ------------
COMMON STOCK -- 94.9%
AUTO & TRANSPORTATION -- 2.6%
  American Axle & Manufacturing
    Holdings, Inc.*                    1,600   $     37,472
  AMR Corporation*                     9,400         62,040
  ArvinMeritor, Inc.                  58,000        966,860
  Autoliv, Inc.                        5,900        123,487
  BorgWarner, Inc.                     1,600         80,672
  Burlington Northern Santa Fe
    Corporation                      354,400      9,217,943
  CNF, Inc.                            2,700         89,748
  Continental Airlines, Inc.
    Class B*                           3,900         28,275
  Cooper Tire & Rubber Co.             3,900         59,826
  CSX Corporation                     12,900        365,199
  Dana Corporation                     9,000        105,840
  Delphi Corporation                 526,700      4,239,935
  Delta Air Lines, Inc.                7,500         90,750
  FedEx Corporation                   18,100        981,382
  Ford Motor Co.                     109,995      1,022,954
  GATX Corporation                     2,500         57,050
  General Motors Corporation          56,900      2,097,334
  Goodyear Tire & Rubber Co.
    (The)                              9,300         63,333
  Jetblue Airways Corporation*           350          9,450
  Lear Corporation*                   55,300      1,840,384
  Navistar International
    Corporation*                       3,700         89,947
  Norfolk Southern Corporation        23,600        471,764
  Northwest Airlines
    Corporation*                       3,300         24,222
  Oshkosh Truck Corporation            7,600        467,400
  Paccar, Inc.                         6,600        304,458
  Ryder System, Inc.                   9,200        206,448
  Skywest, Inc.                        1,200         15,684
  Southwest Airlines Co.              23,450        325,955
  Swift Transportation Co.,
    Inc.*                              1,600         32,029
  Union Pacific Corporation           15,300        916,011
  Visteon Corporation                 84,700        589,512
                                               ------------
                                                 24,983,364
                                               ------------
CONSUMER DISCRETIONARY -- 9.0%
  Alberto-Culver Co. Class B           2,000        100,800
  Alliance Data Systems
    Corporation*                         800         14,176
  American Eagle Outfitters,
    Inc.*                                300          4,134
  American Greetings Corporation
    Class A*                          29,200        461,360
  AOL Time Warner, Inc.*             562,600      7,370,060
  Aramark Corporation Class B*        26,800        629,800
  AutoNation, Inc.*                   12,100        151,976
  Avon Products, Inc.                 14,400        775,728
  Barnes & Noble, Inc.*                1,900         34,333
  Belo Corporation Class A             5,300        112,996
  Big Lots, Inc.*                      3,200         42,336
  Blockbuster, Inc. Class A            1,100         13,475
  Borders Group, Inc.*                 4,400         70,840
  Brinker International, Inc.*           500         16,125

                                    SHARES        VALUE
                                  ----------   ------------
  Brunswick Corporation                5,500   $    109,230
  Callaway Golf Co.                    3,100         41,075
  Carmax, Inc.*                        2,084         37,263
  Carnival Corporation               201,900      5,037,405
  CBRL Group, Inc.                    22,095        665,722
  Cendant Corporation*               431,930      4,526,626
  Circuit City Stores, Inc.-
    Circuit City Group                11,100         82,362
  Clear Channel Communications,
    Inc.*                             15,525        578,927
  Clorox Co.                           5,200        214,500
  Colgate-Palmolive Co.                3,900        204,477
  Costco Wholesale Corporation*       13,600        381,616
  COX Communications, Inc. Class
    A*                                11,900        337,960
  Cox Radio, Inc. Class A*               700         15,967
  Cumulus Media, Inc. Class A*           900         13,383
  Dial Corporation (The)              22,000        448,140
  Dillard's, Inc. Class A              4,200         66,612
  Donnelley (R.R.) & Sons Co.          5,400        117,558
  Dow Jones & Co., Inc.                1,000         43,230
  Eastman Kodak Co.                  285,500     10,003,920
  Emmis Communications
    Corporation Class A*               2,000         41,660
  Energizer Holdings, Inc.*           21,000        585,900
  Entercom Communications
    Corporation*                         200          9,384
  Entravision Communications
    Corporation Class A*               2,600         25,948
  Estee Lauder Cos., Inc. (The)
    Class A                            1,700         44,880
  Ethan Allen Interiors, Inc.            900         30,933
  Extended Stay America, Inc.*         3,400         50,150
  Federated Department Stores,
    Inc.*                             11,500        330,740
  Foot Locker, Inc.                    5,300         55,650
  Furniture Brands
    International, Inc.*               1,000         23,850
  Gamestop Corporation*                  400          3,920
  Gannett Co., Inc.                   16,200      1,163,160
  Gemstar-TV Guide
    International, Inc.*               6,800         22,100
  Genuine Parts Co.                   10,600        326,480
  Getty Images, Inc.*                    300          9,165
  Gillette Co. (The)                  26,300        798,468
  Grainger (W.W.), Inc.                4,700        242,285
  Harte-Hanks, Inc.                      950         17,737
  Hasbro, Inc.                         8,525         98,464
  Hearst-Argyle Television,
    Inc.*                             46,000      1,109,060
  Hilton Hotels Corporation           16,100        204,631
  Hispanic Broadcasting
    Corporation*                       1,200         24,660
  i2 Technologies, Inc.*               8,400          9,660
  Ingram Micro, Inc. Class A*         35,400        437,190
  International Speedway
    Corporation Class A                  800         29,832

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Iron Mountain, Inc.*                 1,300   $     42,913
  Jones Apparel Group, Inc.*           6,700        237,448
  Kimberly-Clark Corporation          15,600        740,532
  Knight-Ridder, Inc.                  5,100        322,575
  La-Z-Boy Chair Co.                   2,700         64,746
  Lamar Advertising Co.*               1,400         47,110
  Lancaster Colony Corporation         1,700         66,436
  Lee Enterprises,Inc.                 2,700         90,504
  Leggett & Platt, Inc.                8,200        184,008
  Liberty Media Corporation
    Class A*                         157,500      1,408,050
  Limited Brands                      15,800        220,094
  Lin TV Corporation Class A*            400          9,740
  Liz Claiborne, Inc.                  6,500        192,725
  Manpower, Inc.                       1,500         47,850
  Marriott International, Inc.
    Class A                            5,400        177,498
  Mattel, Inc.                        92,025      1,762,279
  May Department Stores Co.
    (The)                             17,500        402,150
  McClatchy Co. Class A                1,100         62,403
  McDonald's Corporation             606,300      9,749,304
  McGraw Hill Co., Inc. (The)          1,800        108,792
  Media General, Inc. Class A            800         47,960
  Meredith Corporation                 2,200         90,442
  Metro-Goldwyn-Mayer, Inc.*           1,400         18,200
  MSC Industrial Direct Co.,
    Inc.*                                500          8,875
  Neiman-Marcus Group, Inc.
    Class A*                           2,200         66,858
  New York Times Co. Class A           2,500        114,325
  Newell Rubbermaid, Inc.             15,400        467,082
  Nike, Inc. Class B                   1,200         53,364
  Nordstrom, Inc.                      5,700        108,129
  O'Reilly Automotive, Inc.*             300          7,587
  Office Depot, Inc.*                 18,700        276,012
  Outback Steakhouse, Inc.             1,700         58,548
  Penney (JC) Co., Inc.               60,600      1,394,406
  Pier 1 Imports, Inc.                 3,800         71,934
  Polo Ralph Lauren Corporation*       1,900         41,344
  Procter & Gamble Co.                32,075      2,756,526
  Quintiles Transnational
    Corporation*                       3,600         43,560
  Radio One, Inc. Class D*             2,100         30,303
  Reader's Digest Association,
    Inc. (The) Class A                 4,200         63,420
  Reebok International, Ltd.*          3,000         88,200
  Regal Entertainment Group              600         12,852
  Rent-A-Center, Inc.*                18,475        922,826
  Royal Caribbean Cruises, Ltd.       99,400      1,659,980
  Saks, Inc.*                          7,300         85,702
  Scholastic Corporation*                900         32,355
  Scotts (The) Co.*                      900         44,136
  Scripps Co. (E.W.) Class A             200         15,390
  Sears, Roebuck & Co.               429,700     10,291,315
  Servicemaster Co.                   18,300        203,130

                                    SHARES        VALUE
                                  ----------   ------------
  Six Flags, Inc.*                     5,200   $     29,692
  Sonic Automotive, Inc.*                600          8,922
  Staples, Inc.*                       9,700        177,510
  Starwood Hotels & Resorts
    Worldwide, Inc.                    6,800        161,432
  Talbots, Inc.                          100          2,753
  Tech Data Corporation*               2,100         56,616
  Ticketmaster Class B*                  600         12,732
  TMP Worldwide, Inc.*                 1,700         19,227
  Toys "R" Us, Inc.*                 169,600      1,696,000
  Tribune Co.                         11,800        536,428
  United Rentals, Inc.*                2,500         26,900
  UnitedGlobalCom, Inc. Class A*       4,100          9,840
  USA Interactive*                     1,900         43,548
  Valassis Communications, Inc.*       3,100         91,233
  VF Corporation                      62,600      2,256,730
  Viad Corporation                     1,000         22,350
  Washington Post Co. Class B            200        147,600
  WebMD Corporation*                   8,700         74,385
  Wendy's International, Inc.        239,600      6,485,972
  Westwood One, Inc.*                 17,600        657,536
  Whirlpool Corporation                3,900        203,658
  Yum! Brands, Inc.*                   3,600         87,192
  Zale Corporation*                    1,400         44,660
                                               ------------
                                                 86,284,853
                                               ------------
CONSUMER STAPLES -- 5.0%
  Albertson's, Inc.                   21,400        476,364
  Archer-Daniels-Midland Co.         239,389      2,968,424
  Campbell Soup Co.                   13,700        321,539
  Church and Dwight Co., Inc.            900         27,387
  Coca-Cola Co. (The)                 18,400        806,288
  Coca-Cola Enterprises, Inc.            900         19,548
  ConAgra Foods, Inc.                504,800     12,625,048
  CVS Corporation                    141,300      3,528,261
  Dean Foods Co.*                      5,500        204,050
  Del Monte Foods Co.*                76,816        591,484
  Dole Food Co., Inc.                  2,500         81,450
  Fresh Del Monte Produce, Inc.       31,300        591,883
  General Mills, Inc.                  9,300        436,635
  Heinz (H.J.) Co.                   183,000      6,015,210
  Hershey Foods Corporation            2,900        195,576
  Hormel Foods Corporation             4,500        104,985
  Kellogg Co.                          7,200        246,744
  Kraft Foods, Inc. Class A           12,600        490,518
  Kroger Co.*                         11,200        173,040
  McCormick & Co., Inc.                4,000         92,800
  PepsiAmericas, Inc.                  5,100         68,493
  Performance Food Group Co.*            700         23,771
  Rite Aid Corporation*               14,800         36,260
  Safeway, Inc.*                     219,100      5,118,176
  Sara Lee Corporation               463,615     10,435,974
  Smithfield Foods, Inc.*              6,700        132,928
  Supervalu, Inc.                     71,500      1,180,465
  Tyson Foods, Inc. Class A           13,681        153,501

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Winn-Dixie Stores, Inc.             15,200   $    232,256
  Wrigley (W.M.), Jr. Co.              3,100        170,128
                                               ------------
                                                 47,549,186
                                               ------------
ENERGY -- 3.0%
  Anadarko Petroleum Corporation       8,200        392,780
  Apache Corporation                  63,730      3,631,973
  Aquila, Inc.                        10,982         19,438
  Baker Hughes, Inc.                  48,000      1,545,120
  Burlington Resources, Inc.          34,600      1,475,690
  Cimarex Energy Co.*                  1,295         23,172
  Consol Energy, Inc.                 11,300        195,264
  Cooper Cameron Corporation*            200          9,964
  Devon Energy Corporation             8,736        400,982
  Diamond Offshore Drilling,
    Inc.                               1,200         26,220
  Dynegy, Inc. Class A                16,400         19,352
  El Paso Corporation                 35,472        246,885
  ENSCO International, Inc.            1,600         47,120
  EOG Resources, Inc.                  7,000        279,440
  Equitable Resources, Inc.            3,800        133,152
  FMC Technologies, Inc.*              3,035         62,005
  Forest Oil Corporation*                900         24,885
  Halliburton Co.                     13,200        246,972
  Hanover Compressor Co.*            421,700      3,871,206
  Helmerich & Payne, Inc.              3,000         83,730
  Kerr-McGee Corporation              14,300        633,490
  Kinder Morgan, Inc.                 17,700        748,179
  Murphy Oil Corporation               1,000         42,850
  National Fuel Gas Co.                4,300         89,139
  National-Oilwell, Inc.*              1,800         39,312
  Newfield Exploration Co.*            1,300         46,865
  Noble Energy, Inc.                   1,500         56,325
  Ocean Energy, Inc.                   3,100         61,907
  Patterson-UTI Energy, Inc.*            200          6,034
  Peabody Energy Corporation           1,400         40,922
  Pioneer Natural Resources Co.*       5,800        146,450
  Pogo Producing Co.                   3,000        111,750
  Premcor, Inc.*                       1,100         24,453
  Pride International, Inc.*           3,400         50,660
  Questar Corporation                  4,700        130,754
  Rowan Cos., Inc.                     2,400         54,480
  Sunoco, Inc.                        25,500        846,090
  Tidewater, Inc.                     39,800      1,237,780
  Transocean, Inc.                   287,300      6,665,360
  Unocal Corporation                  50,200      1,535,116
  Valero Energy Corporation           56,700      2,094,498
  Varco International, Inc.*          37,200        647,280
  Williams Cos., Inc.                 26,700         72,090
  XTO Energy, Inc.                    32,000        790,400
                                               ------------
                                                 28,907,534
                                               ------------
FINANCIAL SERVICES -- 29.1%
  21st Century Insurance Group         1,900         23,788
  ACE, Ltd.                          280,300      8,224,002
  Affiliated Managers Group,
    Inc.*                                300         15,090
  AFLAC, Inc.                         16,300        490,956
  AG Edwards, Inc                      4,900        161,504

                                    SHARES        VALUE
                                  ----------   ------------
  Alleghany Corporation*                 306   $     54,315
  Allied Capital Corporation           1,200         26,196
  Allmerica Financial
    Corporation*                       3,200         32,320
  Allstate Corporation (The)         253,000      9,358,470
  AMB Property Corporation REIT        5,100        139,536
  AMBAC Financial Group, Inc.          4,750        267,140
  American Express Co.                26,900        950,915
  American Financial Group, Inc.       1,800         41,526
  American International Group,
    Inc.                              78,433      4,537,349
  American National Insurance            600         49,212
  AmeriCredit Corporation*             2,100         16,254
  AmerUs Group Co.                     2,500         70,675
  AmSouth Bancorporation              37,300        716,160
  Annaly Mortgage Management,
    Inc.                               5,000         94,000
  AON Corporation                     16,500        311,685
  Apartment Investment &
    Management Co. Class A
    REIT                              16,800        629,664
  Archstone-Smith Trust REIT          10,700        251,878
  Arden Realty, Inc. REIT              3,500         77,525
  Associated Banc-Corporation          4,600        156,124
  Astoria Financial Corporation        5,100        138,465
  AvalonBay Communities, Inc.
    REIT                               3,600        140,904
  Bancorpsouth, Inc.                   4,900         95,158
  Bank of America Corporation        326,124     22,688,447
  Bank of Hawaii Corporation           4,100        124,599
  Bank of New York Co., Inc.
    (The)                             28,900        692,444
  Bank One Corporation                71,300      2,606,015
  Banknorth Group, Inc.               37,600        849,760
  BB&T Corporation                    29,100      1,076,409
  Bear Stearns Cos., Inc. (The)        5,700        338,580
  BearingPoint, Inc.*                213,900      1,475,910
  Block (H&R), Inc.                   50,400      2,026,080
  BOK Financial Corporation*             900         29,151
  Boston Properties, Inc. REIT         4,000        147,440
  BRE Properties, Inc. Class A
    REIT                               2,800         87,360
  Camden Property Trust REIT           2,200         72,600
  Capital One Financial
    Corporation                       21,900        650,868
  Capitol Federal Financial            1,400         40,320
  Carramerica Realty Corporation
    REIT                               3,200         80,160
  Centerpoint Properties
    Corporation REIT                   1,400         80,010
  Charter One Financial, Inc.         14,008        402,450
  Chubb Corporation                    9,800        511,560
  Cigna Corporation                  116,900      4,806,928
  Cincinnati Financial
    Corporation                        8,400        315,420
  Citigroup, Inc.                    622,200     21,895,218
  Citizens Banking Corporation         2,700         66,906
  City National Corporation            2,400        105,576

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  CNA Financial Corporation*          16,700   $    427,520
  Colonial Bancgroup, Inc.             7,300         87,089
  Comerica, Inc.                      71,600      3,095,984
  Commerce Bancshares, Inc.            3,759        147,691
  Compass Bancshares, Inc.             7,700        240,779
  Countrywide Financial
    Corporation                        6,300        325,395
  Cousins Properties, Inc. REIT        2,200         54,340
  Crescent Real Estate Equities
    Co. REIT                         261,200      4,346,368
  Cullen Frost Bankers, Inc.           3,100        101,370
  Developers Diversified Realty
    Corporation REIT                   3,300         72,567
  Doral Financial Corporation         34,100        975,260
  Downey Financial Corporation         1,300         50,700
  Duke Realty Corporation REIT         8,200        208,690
  E*TRADE Group, Inc.*                 9,100         44,226
  Equifax, Inc.                          700         16,198
  Equity Office Properties Trust
    REIT                              25,285        631,619
  Equity Residential REIT             16,700        410,486
  Erie Indemnity Co. Class A           1,400         50,764
  Fannie Mae                          39,200      2,521,736
  Fidelity National Financial,
    Inc.                               5,755        188,937
  First American Corporation           4,300         95,460
  First Industrial Realty Trust,
    Inc. REIT                          2,400         67,200
  First Midwest Bancorp, Inc.          2,900         77,459
  First Tennessee National
    Corporation                       72,500      2,605,650
  First Virginia Banks, Inc.           4,350        161,951
  FirstMerit Corporation               5,200        112,632
  FleetBoston Financial
    Corporation                      716,216     17,404,049
  FNB Corporation                      2,700         74,331
  Forest City Enterprises, Inc.        1,300         43,355
  Franklin Resources, Inc.            10,300        351,024
  Freddie Mac                          2,900        171,245
  Fulton Financial Corporation         6,300        111,258
  General Growth Properties,
    Inc. REIT                         20,900      1,086,800
  Golden West Financial
    Corporation                        7,600        545,756
  Goldman Sachs Group, Inc.           14,600        994,260
  Greater Bay Bancorp                 21,400        370,006
  Greenpoint Financial
    Corporation                       54,700      2,471,346
  Hartford Financial Services
    Group, Inc.                      322,100     14,633,003
  HCC Insurance Holdings, Inc.         3,200         78,720
  Health Care Property
    Investors, Inc. REIT               3,500        134,050
  Hibernia Corporation Class A        37,100        714,546
  Highwoods Properties, Inc.
    REIT                               3,200         70,720
  Hospitality Properties Trust
    REIT                               3,800        133,760
  Host Marriott Corporation
    REIT*                             14,300        126,555
  Household International, Inc.       23,100        642,411
  Hudson City Bancorp, Inc.            4,500         83,835

                                    SHARES        VALUE
                                  ----------   ------------
  Hudson United Bancorp                2,000   $     62,200
  Huntington Bancshares, Inc.         15,000        280,650
  Independence Community Bank
    Corporation                        3,100         78,678
  IndyMac Bancorp, Inc.*               3,500         64,715
  Instinet Group, Inc.                 3,300         13,959
  Interactive Data Corporation*        2,100         28,875
  iStar Financial, Inc. REIT           3,000         84,150
  Janus Capital Group, Inc.           11,900        155,533
  Jefferson-Pilot Corporation          9,100        346,801
  John Hancock Financial
    Services, Inc.                    17,900        499,410
  JP Morgan Chase & Co.              709,522     17,028,528
  KeyCorp                            251,150      6,313,911
  Kimco Realty Corporation REIT        5,600        171,584
  LaBranche & Co., Inc.*               2,500         66,600
  Legg Mason, Inc.                     1,700         82,518
  Lehman Brothers Holdings, Inc.      14,800        788,692
  Leucadia National Corporation        2,200         82,082
  Liberty Property Trust REIT          4,500        143,730
  Lincoln National Corporation        10,700        337,906
  M & T Bank Corporation               4,800        380,880
  Mack-Cali Realty Corporation
    REIT                               2,600         78,780
  Markel Corporation*                    500        102,750
  Marsh & McLennan Cos., Inc.          1,800         83,178
  Marshall & Ilsley Corporation       13,500        369,630
  MBIA, Inc.                          52,250      2,291,685
  Mellon Financial Corporation        13,800        360,318
  Mercantile Bankshares
    Corporation                        4,200        162,078
  Mercury General Corporation          1,600         60,128
  Merrill Lynch & Co., Inc.          201,267      7,638,083
  Metlife, Inc.                       18,000        486,720
  MGIC Investment Corporation        126,300      5,216,190
  Mony Group, Inc.                     2,700         64,638
  Morgan Stanley                     138,400      5,524,928
  National City Corporation           82,300      2,248,436
  National Commerce Financial
    Corporation                       12,500        298,125
  Nationwide Financial Services
    Class A                            1,500         42,975
  Neuberger Berman, Inc.                 200          6,698
  New Plan Excel Realty Trust
    REIT                               5,800        110,722
  New York Community Bancorp,
    Inc.                              62,684      1,810,314
  North Fork Bancorporation,
    Inc.                               7,400        249,676
  Northern Trust Corporation           6,000        210,300
  Old National Bancorp                 3,669         89,157
  Old Republic International
    Corporation                       81,500      2,282,000
  Park National Corporation              700         69,160
  Peoples Bank Bridgeport              1,500         37,710
  Phoenix Cos., Inc.                   5,700         43,320
  PMI Group, Inc. (The)                5,500        165,220

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  PNC Financial Services Group,
    Inc.                              17,200   $    720,680
  Popular, Inc.                       30,500      1,030,900
  Principal Financial Group           17,500        527,275
  Progressive Corporation (The)        4,800        238,224
  Prologis Trust REIT                  9,789        246,193
  Protective Life Corporation          4,200        115,584
  Provident Financial Group,
    Inc.                               1,300         33,839
  Providian Financial
    Corporation*                       9,700         62,953
  Prudential Financial, Inc.          35,600      1,129,944
  Public Storage, Inc. REIT            6,000        193,860
  Radian Group, Inc.                   5,500        204,325
  Raymond James Financial, Inc.        2,400         70,992
  Reckson Associates Realty
    Corporation REIT                   3,200         67,360
  Regency Centers Corporation
    REIT                               1,400         45,360
  Regions Financial Corporation       13,900        463,704
  Reinsurance Group of America         1,000         27,080
  Roslyn Bancorp, Inc.                 4,500         81,135
  Rouse Co. REIT                       3,800        120,460
  Safeco Corporation                   8,300        287,761
  Silicon Valley Bancshares*           2,400         43,800
  Simon Property Group, Inc.
    REIT                               8,500        289,595
  Sky Financial Group, Inc.            4,500         89,595
  SLM Corporation                     52,900      5,494,194
  SouthTrust Corporation              21,000        521,850
  Sovereign Bancorp, Inc.             15,800        221,990
  St. Paul Cos., Inc.                 13,600        463,080
  Stancorp Financial Group, Inc.       1,800         87,930
  State Street Corporation             6,400        249,600
  Student Loan Corporation               200         19,560
  SunTrust Banks, Inc.                15,100        859,492
  T Rowe Price Group, Inc.             4,300        117,304
  TCF Financial Corporation            1,900         83,011
  Torchmark Corporation               65,400      2,389,062
  Transatlantic Holdings, Inc.         1,300         86,710
  Travelers Property Casualty
    Corporation Class A*              23,353        342,121
  Travelers Property Casualty
    Corporation Class B*              57,534        842,873
  Trizec Properties, Inc. REIT         5,500         51,645
  Trustmark Corporation                2,600         61,698
  Union Planters Corporation          84,800      2,386,272
  UnionBanCal Corporation              3,100        121,737
  United Dominion Realty Trust
    REIT                               6,500        106,340
  Unitrin, Inc.                        2,800         81,816
  UnumProvident Corporation           67,800      1,189,212
  US Bancorp                         581,626     12,342,103
  Valley National Bancorp              5,725        150,968
  Vornado Realty Trust REIT            4,400        163,680
  W.R. Berkley Corporation             2,450         97,045
  Wachovia Corporation               317,150     11,556,946
  Washington Federal, Inc.            20,960        520,856

                                    SHARES        VALUE
                                  ----------   ------------
  Washington Mutual, Inc.            397,414   $ 13,722,705
  Webster Financial Corporation        8,100        281,880
  Weingarten Realty Investors
    REIT                               2,800        103,208
  Wells Fargo & Co.                  197,672      9,264,887
  Wesco Financial Corporation            100         30,995
  Westamerica Bancorporation           1,600         64,288
  Whitney Holding Corporation          2,400         79,992
  Wilmington Trust Corporation         4,000        126,720
  XL Capital, Ltd. Class A            67,300      5,198,925
  Zions Bancorporation                 5,600        220,354
                                               ------------
                                                278,508,112
                                               ------------
HEALTHCARE -- 6.3%
  Abbott Laboratories                 62,800      2,512,000
  Advanced Medical Optics*               400          4,788
  Aetna, Inc.                          8,900        365,968
  AmerisourceBergen Corporation        1,446         78,532
  Anthem, Inc.*                        1,631        102,590
  Apogent Technologies, Inc.*          2,800         58,240
  Bard (C.R.), Inc.                    3,200        185,600
  Bausch & Lomb, Inc.                  3,000        108,000
  Baxter International, Inc.          97,300      2,724,400
  Becton Dickinson & Co.              81,700      2,507,373
  Bristol-Myers Squibb Co.           362,800      8,398,820
  Caremark Rx, Inc.*                 331,500      5,386,875
  Community Health Systems,
    Inc.*                                900         18,531
  Conventry Health Care, Inc.*         1,200         34,836
  Edwards Lifesciences
    Corporation*                       1,100         28,017
  Genentech, Inc.*                     1,300         43,108
  Genzyme Corporation*                 1,700         50,269
  Health Net, Inc.*                  191,600      5,058,240
  Healthsouth Corporation*            22,200         93,240
  Henry Schein, Inc.*                    800         36,000
  Hillenbrand Industries, Inc.         9,700        468,607
  Human Genome Sciences, Inc.*         3,700         32,597
  Humana, Inc.*                       10,300        103,000
  ICN Pharmaceuticals, Inc.            3,700         40,367
  ICOS Corporation*                    3,100         72,571
  IMS Health, Inc.                   210,400      3,366,400
  Invitrogen Corporation*              1,800         56,322
  IVAX Corporation*                  130,200      1,579,326
  Lilly (Eli) & Co.                    6,000        381,000
  Manor Care, Inc.*                    3,600         66,996
  McKesson Corporation                 2,500         67,575
  Medicis Pharmaceutical Class
    A*                                   400         19,868
  Merck & Co., Inc.                   96,500      5,462,865
  Millennium Pharmeceuticals,
    Inc.*                              7,400         58,756
  Mylan Laboratories, Inc.               500         17,450
  Omnicare, Inc.                       2,200         52,426
  Orthodontic Centers of
    America, Inc.*                       200          2,182
  Oxford Health Plans, Inc.*           6,200        225,990
  Pfizer, Inc.                        35,400      1,082,178

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Renal Care Group, Inc.*                800   $     25,312
  Ribapharm, Inc.*                       300          1,965
  Schering-Plough Corporation        350,900      7,789,980
  SICOR, Inc.*                           500          7,925
  St. Jude Medical, Inc.*              5,900        234,348
  Steris Corporation*                    200          4,850
  Triad Hospitals, Inc.*               2,100         62,643
  UnitedHealth Group, Inc.            16,200      1,352,700
  Universal Health Services,
    Inc. Class B*                     93,800      4,230,380
  Varian Medical Systems, Inc.*       13,900        689,440
  Vertex Pharmaceuticals, Inc.*        4,400         69,740
  Watson Pharmaceuticals, Inc.*        3,900        110,253
  Wellpoint Health Networks,
    Inc.*                             25,900      1,843,044
  Wyeth                               66,900      2,502,060
                                               ------------
                                                 59,876,543
                                               ------------
INTEGRATED OILS -- 8.2%
  Amerada Hess Corporation            42,400      2,334,120
  BP PLC ADR                         173,768      7,063,669
  ChevronTexaco Corporation          269,798     17,936,171
  Conocophillips                     463,288     22,418,507
  Exxon Mobil Corporation            411,600     14,381,304
  Marathon Oil Corporation            87,200      1,856,488
  Occidental Petroleum
    Corporation                      429,700     12,224,965
                                               ------------
                                                 78,215,224
                                               ------------
MATERIALS & PROCESSING -- 7.1%
  Air Products & Chemicals, Inc.      13,800        589,950
  AK Steel Holding Corporation*        5,800         46,400
  Albemarle Corporation                1,700         48,365
  Alcoa, Inc.                        114,500      2,608,310
  Allegheny Technologies, Inc.         4,900         30,527
  Allied Waste Industries, Inc.*       1,300         13,000
  American Standard Cos., Inc.*          600         42,684
  Ashland, Inc.                       32,700        932,931
  Avery Dennison Corporation           1,700        103,836
  Ball Corporation                     2,700        138,213
  Bemis Co.                            3,000        148,890
  Boise Cascade Corporation            3,100         78,182
  Bowater, Inc.                        3,200        134,240
  Cabot Corporation                    3,300         87,582
  Catellus Development
    Corporation*                       1,100         21,835
  Dow Chemical Co. (The)             269,682      8,009,555
  Du Pont (E.I.) de Nemours &
    Co.                               60,300      2,556,720
  Eastman Chemical Co.               194,900      7,166,473
  Engelhard Corporation                7,900        176,565
  Fluor Corporation                   13,200        369,600
  Georgia-Pacific Corporation        361,771      5,846,219
  Hercules, Inc.*                      4,900         43,120
  IMC Global, Inc.                     6,600         70,422
  International Flavors &
    Fragrances, Inc.                   2,400         84,240
  International Paper Co.            227,900      7,969,663
  Jacobs Engineering Group,
    Inc.*                                800         28,480

                                    SHARES        VALUE
                                  ----------   ------------
  Lafarge North America, Inc.          1,900   $     62,415
  Lubrizol Corporation                 3,100         94,550
  Lyondell Chemical Co.              227,100      2,870,544
  Martin Marietta Materials            2,900         88,914
  Masco Corporation                   15,900        334,695
  MeadWestvaco Corporation            12,147        300,152
  Monsanto Co.                       468,200      9,012,851
  Newmont Mining Corporation           2,000         58,060
  Nucor Corporation                    4,700        194,110
  OM Group, Inc.                       1,500         10,320
  Owens-Illinois, Inc.*               49,300        718,794
  Packaging Corporation of
    America*                           3,600         65,664
  Pactiv Corporation*                  9,600        209,856
  Phelps Dodge Corporation*            5,100        161,415
  Plum Creek Timber Co., Inc.
    REIT                              11,162        263,423
  PPG Industries, Inc.                10,200        511,530
  Praxair, Inc.                        9,900        571,923
  Precision Castparts
    Corporation                       19,000        460,750
  Rayonier, Inc.                       1,700         76,925
  Rohm & Haas Co.                      9,500        308,560
  RPM International, Inc.             43,800        669,264
  Sealed Air Corporation*                500         18,650
  Shaw Group, Inc. (The)*                900         14,805
  Sherwin-Williams Co. (The)          72,700      2,053,775
  Sigma-Aldrich Corporation            3,600        175,320
  Smurfit-Stone Container
    Corporation*                      10,500        161,606
  Sonoco Products Co.                  5,900        135,287
  Temple-Inland, Inc.                  2,900        129,949
  Timken Co.                           3,200         61,120
  United States Steel
    Corporation                      114,100      1,496,992
  Valspar Corporation                  2,100         92,778
  Vulcan Materials Co.                 5,400        202,500
  Waste Management, Inc.             339,457      7,780,354
  Weyerhaeuser Co.                    13,300        654,493
  York International Corporation      14,500        370,765
                                               ------------
                                                 67,739,111
                                               ------------
PRODUCER DURABLES -- 7.8%
  3M Co.                               6,500        801,450
  ADC Telecommunications, Inc.*       28,600         59,774
  Advanced Fibre Communications,
    Inc.*                              2,400         40,032
  AGCO Corporation                     2,200         48,620
  Agilent Technologies, Inc.*         14,800        265,808
  American Power Conversion
    Corporation*                       8,600        130,290
  Andrew Corporation*                  6,000         61,680
  Aptargroup, Inc.                     2,200         68,728
  Arrow Electronics, Inc.*             4,600         58,834
  Avaya, Inc.*                        19,100         46,795
  Black & Decker Corporation          22,700        973,603
  Boeing Co. (The)                   318,900     10,520,511
  Caterpillar, Inc.                   20,900        955,548
  Celestica, Inc.*                   261,800      3,691,380

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Centex Corporation                   3,700   $    185,740
  CIENA Corporation*                  12,891         66,260
  Clayton Homes, Inc.                  5,600         68,208
  Comverse Technology, Inc.*           5,700         57,114
  Corning, Inc.*                      39,400        130,414
  Crane Co.                            3,100         61,783
  Cummins, Inc.                        2,100         59,073
  Deere & Co.                         14,400        660,240
  Donaldson Co., Inc.                    800         28,800
  Dover Corporation                   12,300        358,668
  DR Horton, Inc.                      5,800        100,630
  Eaton Corporation                    4,300        335,873
  Emerson Electric Co.               199,700     10,154,744
  Flowserve Corporation*                 400          5,916
  General Dynamics Corporation         8,400        666,708
  General Electric Co.                 7,300        177,755
  Goodrich Corporation                 6,600        120,912
  Harris Corporation                   1,700         44,710
  Harsco Corporation                   2,400         76,536
  HON Industries, Inc.                 3,200         90,496
  Honeywell International, Inc.       45,300      1,087,200
  Hubbell, Inc. Class B               17,400        611,436
  Illinois Tool Works, Inc.          115,800      7,510,788
  IKON Office Solutions, Inc.         30,300        216,645
  ITT Industries, Inc.                 5,000        303,450
  JDS Uniphase Corporation*           36,700         90,649
  Johnson Controls, Inc.               5,400        432,918
  KB HOME                             40,500      1,735,425
  Lennar Corporation                   3,000        154,800
  Lockheed Martin Corporation         17,800      1,027,950
  Molex, Inc.                          1,200         27,648
  Motorola, Inc.                      47,100        407,415
  Northrop Grumman Corporation         9,335        905,542
  NVR, Inc.*                             600        195,300
  Pall Corporation                     6,500        108,420
  Parker Hannifin Corporation          7,100        327,523
  Pentair, Inc.                        3,000        103,650
  Pitney Bowes, Inc.                   5,800        189,428
  Pittston Brink's Group               3,300         60,984
  Pulte Homes, Inc.                    3,000        143,610
  Qualcomm, Inc.*                     14,520        528,383
  Raytheon Co.                       215,800      6,635,850
  Republic Services, Inc.*            61,900      1,298,662
  Rockwell Automation, Inc.            9,900        205,029
  Rockwell Collins, Inc.              10,000        232,600
  Ryland Group, Inc.                   1,600         53,360
  Scientific-Atlanta, Inc.             9,500        112,670
  Snap-On, Inc.                        3,500         98,385
  SPX Corporation*                     2,800        104,860
  Stanley Works (The)                  1,500         51,870
  Steelcase, Inc. Class A              1,800         19,728
  Symbol Technologies, Inc.            7,000         57,540
  Tektronix, Inc.*                     4,200         76,398
  Teleflex, Inc.                       1,500         64,335
  Tellabs, Inc.*                      13,700         99,599
  Textron, Inc.                      147,000      6,319,530

                                    SHARES        VALUE
                                  ----------   ------------
  Thermo Electron Corporation*         7,400   $    148,888
  Titan Corporation*                     500          5,200
  Toll Brothers, Inc.*                 2,700         54,540
  Tyco International, Ltd.           125,400      2,141,832
  United Defense Industries,
    Inc.*                              5,800        135,140
  United Technologies
    Corporation                      152,250      9,430,365
  Xerox Corporation*                  43,700        351,785
  Zebra Technologies Corporation
    Class A*                             100          5,730
                                               ------------
                                                 75,046,693
                                               ------------
TECHNOLOGY -- 3.2%
  3Com Corporation*                   21,600        100,008
  Activision, Inc.*                   18,000        262,620
  Acxiom Corporation*                  1,400         21,532
  Adaptec, Inc.*                       3,200         18,080
  Advanced Micro Devices, Inc.*       14,300         92,378
  Advent Software, Inc.*                 100          1,363
  Agere Systems, Inc. Class B*        44,550         62,370
  Amkor Technology, Inc.*              1,900          9,044
  Apple Computer, Inc.*               21,600        309,528
  Applera Corporation-Applied
    Biosystems Group                     800         14,032
  Applied Micro Circuits
    Corporation*                       9,100         33,579
  Atmel Corporation*                   7,300         16,279
  Autodesk, Inc.                       5,000         71,500
  Avnet, Inc.                          6,900         74,727
  AVX Corporation                      3,200         31,360
  BMC Software, Inc.*                  6,600        112,926
  Broadcom Corporation Class A*        5,600         84,336
  Ceridian Corporation*                1,900         27,398
  Checkfree Corporation*               1,900         30,402
  Citrix Systems, Inc.*                1,300         16,016
  Computer Associates
    International, Inc.               24,300        328,050
  Computer Sciences Corporation*       8,900        306,605
  Compuware Corporation*              11,300         54,240
  Conexant Systems, Inc.*              7,800         12,558
  Cypress Semiconductor
    Corporation*                       1,700          9,724
  Diebold, Inc.                        4,400        181,368
  Dun & Bradstreet Corporation*          950         32,766
  Electronic Arts, Inc.*              10,800        537,516
  Electronic Data Systems
    Corporation                        4,600         84,778
  EMC Corporation*                    59,400        364,716
  Emulex Corporation*                  1,000         18,550
  Fairchild Semicoductor
    International, Inc. Class A*         400          4,284
  Fisher Scientific
    International, Inc.*              11,600        348,928
  Gateway, Inc.*                      10,700         33,598
  Global Payments, Inc.               11,000        352,110
  Hawaiian Electric Industries         2,200         96,756
  Hewlett-Packard Co.                698,350     12,123,355

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Integrated Device Technology,
    Inc.*                              3,100   $     25,947
  International Business
    Machines Corporation              61,500      4,766,250
  International Rectifier
    Corporation*                         500          9,230
  Intersil Corporation Class A*        2,600         36,244
  Jabil Circuit, Inc.*                   800         14,336
  Juniper Networks, Inc.*              2,400         16,320
  Kemet Corporation*                   5,200         45,448
  Lexmark International, Inc.*        10,000        605,000
  LSI Logic Corporation*              84,200        485,834
  Lucent Technologies, Inc.*         219,000        275,940
  Macromedia, Inc.*                      700          7,455
  Micron Technology, Inc.*           156,500      1,524,310
  MKS Instruments, Inc.*                 100          1,643
  National Semiconductor
    Corporation*                       1,700         25,517
  NCR Corporation*                     5,000        118,700
  Novellus Systems, Inc.*              1,000         28,080
  PerkinElmer, Inc.                    4,100         33,825
  Perot Systems Corporation
    Class A*                             200          2,144
  Polycom, Inc.*                       1,500         14,280
  QLogic Corporation*                  6,700        231,217
  Rational Software Corporation*       1,500         15,585
  RealNetworks, Inc.*                    900          3,429
  Sanmina-SCI Corporation*            14,776         66,344
  Solectron Corporation*              25,000         88,750
  Storage Technology
    Corporation*                       5,300        113,526
  Sun Microsystems, Inc.*            101,500        315,665
  Sybase, Inc.*                        3,000         40,200
  Symantec Corporation*               34,100      1,381,391
  Take-Two Interactive Software*      27,690        650,438
  Teradyne, Inc.*                     30,900        402,009
  Texas Instruments, Inc.            205,100      3,078,551
  Unisys Corporation*                 16,200        160,380
  VeriSign, Inc.*                      6,700         53,734
  Veritas Software Corporation*        3,601         56,248
  Vishay Intertechnology, Inc.*        7,500         83,850
                                               ------------
                                                 31,057,200
                                               ------------
UTILITIES -- 13.6%
  AES Corporation (The)*              15,000         45,300
  Agl Resources, Inc.                 24,800        602,640
  Allegheny Energy, Inc.               7,600         57,456
  Allete, Inc.                         4,600        104,328
  Alliant Energy Corporation           5,500         91,025
  Alltel Corporation                  56,400      2,876,400
  Ameren Corporation                   9,200        382,444
  American Electric Power Co.,
    Inc.                             150,300      4,107,699
  American Water Works Co., Inc.       3,100        140,988
  AT&T Corporation                    46,260      1,207,849
  AT&T Wireless Services, Inc.*       67,900        383,635
  BellSouth Corporation              113,800      2,944,006

                                    SHARES        VALUE
                                  ----------   ------------
  Cablevision Systems
    Corporation Class A*               8,275   $    138,524
  Calpine Corporation*                15,000         48,900
  Centerpoint Energy, Inc.           418,300      3,555,550
  CenturyTel, Inc.                    74,100      2,177,058
  Charter Communications, Inc.
    Class A*                           7,700          9,086
  Cinergy Corporation                 10,100        340,572
  Citizens Communications Co.*        29,400        310,170
  CMS Energy Corporation              68,900        650,416
  Comcast Corp*                      263,863      6,219,251
  Consolidated Edison, Inc.           12,900        552,378
  Constellation Energy Group,
    Inc.                              10,000        278,200
  Dominion Resources, Inc.            18,519      1,016,693
  DPL, Inc.                           71,500      1,096,810
  DTE Energy Co.                       9,800        454,720
  Duke Energy Corporation             54,000      1,055,160
  Edison International*               56,700        671,895
  Energy East Corporation              8,800        194,392
  Entergy Corporation                290,800     13,257,572
  Exelon Corporation                 102,587      5,413,516
  FirstEnergy Corporation            305,512     10,072,731
  FPL Group, Inc.                     10,700        643,391
  General Motors-Hughes
    Electronics Corporation
    Class H*                          27,900        298,530
  Great Plains Energy, Inc.            4,100         93,808
  Idacorp, Inc.                        2,300         57,109
  IDT Corporation*                     3,000         51,870
  KeySpan Corporation                  8,500        299,540
  MDU Resources Group, Inc.            4,300        110,983
  Mirant Corporation*                 20,488         38,722
  Nextel Communications, Inc.
    Class A*                          89,302      1,031,438
  Nicor, Inc.                          2,700         91,881
  NiSource, Inc.                      14,800        296,000
  Northeast Utilities                242,100      3,672,657
  NSTAR                                3,200        142,048
  Oklahoma Gas & Electric
    Corporation                        4,700         82,720
  PanAmSat Corporation*               16,632        243,492
  Peoples Energy Corporation           2,200         85,030
  Pepco Holdings, Inc.                 9,298        180,288
  PG&E Corporation*                  165,800      2,304,620
  Philadelphia Suburban
    Corporation                        3,500         72,100
  Pinnacle West Capital
    Corporation                        5,000        170,450
  PPL Corporation                    230,600      7,997,208
  Progress Energy, Inc.               14,400        624,240
  Progress Energy, Inc.
    Contingent Value Obligation+       3,100          1,209
  Public Service Enterprise
    Group, Inc.                       76,300      2,449,230
  Puget Energy, Inc.                   5,300        116,865

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Qwest Communications
    International, Inc.               41,200   $    206,000
  Reliant Resources, Inc.*           276,473        884,715
  SBC Communications, Inc.           508,600     13,788,146
  SCANA Corporation                    6,400        198,144
  Sempra Energy                       27,500        650,375
  Southern Co. (The)                  42,700      1,212,253
  Sprint Corporation (FON Group)     246,200      3,564,976
  TECO Energy, Inc.                  127,500      1,972,425
  Telephone & Data Systems, Inc.       3,200        150,464
  TXU Corporation                     19,300        360,524
  US Cellular Corporation*             1,000         25,020
  Vectren Corporation                  4,100         94,300
  Verizon Communications, Inc.       644,998     24,993,672
  West Corporation*                      100          1,660
  Wisconsin Energy Corporation        24,600        619,920
  Xcel Energy, Inc.                   24,040        264,440
                                               ------------
                                                130,599,827
                                               ------------
TOTAL COMMON STOCK
  (Cost $1,026,291,634)                         908,767,647
                                               ------------
RIGHTS -- 0.0%
  TECHNOLOGY
  Seagate Technology, Inc.*+
  (Cost $0)                            4,600              0
                                               ------------

                                    SHARES        VALUE
                                  ----------   ------------
SHORT-TERM INVESTMENT -- 4.8%
  AB Funds Trust -- Money Market
    Fund
    (Cost $45,735,332)            45,735,332   $ 45,735,332
                                               ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 0.4%
  U.S. Treasury Bills
    1.64%, 01/16/03++++
    (Cost $3,937,308)             $3,940,000      3,938,158
                                               ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,075,964,274)                         958,441,137
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%)                                 (606,724)
                                               ------------
NET ASSETS -- 100.0%                           $957,834,413
                                               ============

                       See Notes to Financial Statements.

GROWTH EQUITY FUND

Growth stocks underperformed value stocks during the fourth quarter as the Russell 1000(R) Growth Index underperformed the Russell 1000(R) Value Index by 2.07%. The majority of the economic sectors within the Russell 1000(R) Growth Index posted positive returns during the quarter. In a reversal of the prior three quarters of the year, the technology and healthcare sectors rebounded and were large contributors to the performance of the Russell 1000(R) Growth Index.

The Growth Equity Fund is comprised primarily of domestic, large-cap growth oriented stocks. The Fund outperformed its benchmark, the Russell 1000(R) Growth Index, during the fourth quarter. Security selection in the healthcare sector and a slight overweight position in the technology sector contributed to positive benchmark-relative performance. At the sub-adviser level, TCW delivered the strongest benchmark-relative performance primarily as a result of its large overweight position and strong security selection in the technology sector. TCW also added value through good security selection in the healthcare sector.

GROWTH EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                                                        RUSSELL 1000(R) GROWTH
                                       RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*              INDEX**
                                       -----------------    --------------------    -------------    ----------------------------
  One Year                                 (28.15%)               (28.08%)            (28.34%)                 (27.88%)
  Since Inception
  (8/27/01 -- 12/31/02)                    (22.85%)               (22.68%)            (23.01%)                 (22.55%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS            RUSSELL 1000(R) GROWTH INDEX**
                                                                      ----------------            ------------------------------
08/27/01                                                                   10000                              10000
09/30/01                                                                    8506                               8535
10/31/01                                                                    8945                               8982
11/30/01                                                                    9837                               9845
12/31/01                                                                    9812                               9827
01/31/02                                                                    9642                               9653
02/28/02                                                                    9266                               9253
03/31/02                                                                    9642                               9573
04/30/02                                                                    8858                               8791
05/31/02                                                                    8619                               8579
06/30/02                                                                    7954                               7785
07/31/02                                                                    7345                               7357
08/31/02                                                                    7351                               7379
09/30/02                                                                    6566                               6614
10/31/02                                                                    7207                               7220
11/30/02                                                                    7646                               7613
12/31/02                                                                    7050                               7087

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Growth Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Growth Index is a large-cap index consisting of those Russell 1000(R) Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002                 SHARES         VALUE
-----------------               ----------   --------------
COMMON STOCK -- 95.6%
AUTO & TRANSPORTATION -- 2.0%
  ArvinMeritor, Inc.                   200   $        3,334
  C.H. Robinson Worldwide,
    Inc.                             2,700           84,240
  Expeditors International of
    Washington, Inc.                 3,800          124,070
  Harley-Davidson, Inc.             12,100          559,020
  Jetblue Airways Corporation*          50            1,350
  Ryanair Holdings Plc ADR*         88,400        3,461,744
  Skywest, Inc.                      1,400           18,298
  Southwest Airlines Co.           605,900        8,422,010
  Swift Transportation Co.,
    Inc.*                            1,400           28,025
  United Parcel Service, Inc.
    Class B                        140,600        8,869,048
                                             --------------
                                                 21,571,139
                                             --------------
CONSUMER DISCRETIONARY --12.5%
  99 Cents Only Stores*              1,700           45,662
  Advance Auto Parts*                  600           29,340
  Alberto-Culver Co. Class B           100            5,040
  Alliance Data Sysems
    Corporation*                     1,800           31,896
  Amazon.com, Inc.*                262,600        4,960,514
  American Eagle Outfitters,
    Inc.*                            1,900           26,182
  AOL Time Warner, Inc.*            80,900        1,059,790
  Apollo Group, Inc. Class A*       81,275        3,576,100
  Applebee's International,
    Inc.                             2,200           51,020
  Aramark Corporation Class B*       1,200           28,200
  Autozone, Inc.*                    2,700          190,755
  Barnes & Noble, Inc.*                500            9,035
  Bed Bath & Beyond, Inc.*         173,100        5,977,143
  Best Buy Co., Inc.*               10,300          248,745
  Big Lots, Inc.*                    2,600           34,398
  BJ's Wholesale Club, Inc.*         2,800           51,240
  Blockbuster, Inc. Class A            500            6,125
  Borders Group, Inc.*                 300            4,830
  Brinker International, Inc.*      92,100        2,970,225
  Callaway Golf Co.                    600            7,950
  Career Education
    Corporation*                     1,800           72,000
  Carmax, Inc.*                      2,745           49,081
  Catalina Marketing
    Corporation*                     1,500           27,750
  CBRL Group, Inc.                     300            9,039
  CDW Computer Centers, Inc.*        2,400          105,240
  CEC Entertainment, Inc.*           1,000           30,700
  Cheesecake Factory (The)*          2,000           72,300
  Chico's FAS, Inc.*                 2,900           54,839
  Circuit City Stores, Inc.-
    Circuit City Group               1,000            7,420
  Clear Channel
    Communications, Inc.*           10,425          388,748
  Clorox Co.                         3,300          136,125
  Coach, Inc.*                       3,500          115,220
  Colgate-Palmolive Co.            179,300        9,400,699
  Columbia Sportswear Co.*             500           22,210
  Convergys Corporation*             6,900          104,535
  Copart, Inc.*                      2,700           31,968

                                  SHARES         VALUE
                                ----------   --------------
  Costco Wholesale
    Corporation*                    89,200   $    2,502,952
  COX Communications, Inc.
    Class A*                           400           11,360
  Cox Radio, Inc. Class A*             900           20,529
  Cumulus Media, Inc. Class A*         600            8,922
  Darden Restaurants, Inc.           6,950          142,128
  DeVry, Inc.*                       2,300           38,203
  Dial Corporation (The)             2,000           40,740
  Dollar General Corporation        11,243          134,354
  Dollar Tree Stores, Inc.*        135,050        3,318,179
  Donnelley (R.R.) & Sons Co.          600           13,062
  Dow Jones & Co., Inc.              1,300           56,199
  eBay, Inc.*                       18,178        1,232,832
  Education Management
    Corporation*                     1,000           37,600
  Emmis Communications
    Corporation Class A*               100            2,083
  Energizer Holdings, Inc.*            500           13,950
  Entercom Communications
    Corporation*                     1,300           60,996
  Estee Lauder Cos., Inc.
    (The) Class A                    3,100           81,840
  Ethan Allen Interiors, Inc.          700           24,059
  Expedia, Inc. Class A*               400           26,772
  Extended Stay America, Inc.*         600            8,850
  Family Dollar Stores, Inc.         6,400          199,744
  Fastenal Co.                       2,300           85,997
  Foot Locker, Inc.                  2,100           22,050
  Furniture Brands
    International, Inc.*             1,300           31,005
  Gamestop Corporation*                500            4,900
  Gap, Inc. (The)                   24,600          381,792
  Gemstar-TV Guide
    International, Inc.*             4,500           14,625
  Getty Images, Inc.*                1,000           30,550
  Gillette Co. (The)               149,900        4,550,964
  Harman International
    Industries, Inc.                 1,000           59,500
  Harte-Hanks, Inc.                  1,850           34,540
  Hilton Hotels Corporation          2,700           34,317
  Hispanic Broadcasting
    Corporation*                     1,600           32,880
  Home Depot, Inc. (The)           461,645       11,061,014
  Hotels.com Class A*                  400           21,852
  I2 Technologies, Inc.*             6,100            7,015
  Ingram Micro, Inc. Class A*          900           11,115
  International Speedway
    Corporation Class A                500           18,645
  Interpublic Group Cos., Inc.      15,228          214,410
  Iron Mountain, Inc.*               1,650           54,467
  Jones Apparel Group, Inc.*           400           14,176
  Kimberly-Clark Corporation        50,500        2,397,235
  Kohl's Corporation*              105,400        5,897,130
  Krispy Kreme Doughnuts,
    Inc.*                            1,700           57,409
  La-Z-Boy Chair Co.                   100            2,398
  Lamar Advertising Co.*             2,000           67,300

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Leggett & Platt, Inc.              2,500   $       56,100
  Limited Brands                     6,610           92,077
  Lin TV Corporation Class A*          400            9,740
  Lowe's Cos., Inc.                103,800        3,892,500
  Manpower, Inc.                     2,000           63,800
  Marriott International, Inc.
    Class A                          4,100          134,767
  Mattel, Inc.                     116,000        2,221,400
  Maytag Corporation                 3,100           88,350
  McGraw Hill Co., Inc. (The)        6,600          398,904
  Meredith Corporation                 200            8,222
  Metro-Goldwyn-Mayer, Inc.*           900           11,700
  Michaels Stores, Inc.*            89,820        2,811,366
  Mohawk Industries, Inc.*           2,100          119,595
  MSC Industrial Direct Co.,
    Inc.*                              700           12,425
  New York Times Co. Class A         3,700          169,201
  Newell Rubbermaid, Inc.              500           15,165
  Nike, Inc. Class B                 2,100           93,387
  O'Reilly Automotive, Inc.*         1,400           35,406
  Omnicom Group, Inc.                7,500          484,500
  Outback Steakhouse, Inc.           1,200           41,328
  Petco Animal Supplies, Inc.*         600           14,063
  Petsmart, Inc.*                    5,300           90,789
  Pier 1 Imports, Inc.               1,200           22,716
  Polaris Industries, Inc.             900           52,740
  Procter & Gamble Co.             130,800       11,240,952
  Quintiles Transnational
    Corporation*                     2,400           29,040
  Radio One, Inc. Class D*           1,600           23,088
  RadioShack Corporation             7,000          131,180
  Reader's Digest Association,
    Inc. (The) Class A               1,100           16,610
  Regal Entertainment Group            300            6,426
  Rent-A-Center, Inc.*               1,300           64,935
  Robert Half International,
    Inc.*                            6,100           98,271
  Ross Stores, Inc.                  3,200          135,648
  Ruby Tuesday, Inc.                 2,600           44,954
  Sabre Holdings Corporation*        5,800          105,038
  Scholastic Corporation*              600           21,570
  Scotts (The) Co.*                    200            9,808
  Scripps Co. (E.W.) Class A         1,100           84,645
  Sonic Automotive, Inc.*              700           10,409
  Staples, Inc.*                    18,700          342,210
  Starbucks Corporation*            15,400          313,852
  Starwood Hotels & Resorts
    Worldwide, Inc.                  3,500           83,090
  Talbots, Inc.                        900           24,777
  Target Corporation                96,300        2,889,000
  Tech Data Corporation*               600           16,176
  Ticketmaster Class B*                900           19,098
  Tiffany & Co.                      4,500          107,595
  Timberland Co. Class A*              700           24,927
  TJX Cos., Inc.                    21,600          421,632
  TMP Worldwide, Inc.*               2,100           23,751
  Tractor Supply Co.*               45,300        1,703,280

                                  SHARES         VALUE
                                ----------   --------------
  United Rentals, Inc.*                400   $        4,304
  UnitedGlobalCom, Inc. Class
    A*                                 200              480
  University of Phoenix
    Online*                            633           22,687
  Univision Communications,
    Inc. Class A*                    6,100          149,450
  USA Interactive*                   6,400          146,688
  Viad Corporation                   2,900           64,815
  Wal-Mart Stores, Inc.            754,890       38,129,494
  WebMD Corporation*                 5,700           48,735
  Weight Watchers
    International, Inc.*            50,400        2,316,888
  Wendy's International, Inc.        2,800           75,796
  Westwood One, Inc.*                3,100          115,816
  Wiley (John) & Sons, Inc.
    Class A                          1,900           45,619
  Williams-Sonoma, Inc.*             3,600           97,740
  Yahoo!, Inc.*                     15,644          255,779
  Yum! Brands, Inc.*                 9,500          230,090
  Zale Corporation*                    300            9,570
                                             --------------
                                                133,670,858
                                             --------------
CONSUMER STAPLES -- 5.6%
  Church and Dwight Co., Inc.          800           24,344
  Coca-Cola Co. (The)              209,100        9,162,762
  Coca-Cola Enterprises, Inc.      158,700        3,446,964
  Del Monte Foods Co.*                   1                7
  Dreyer's Grand Ice Cream,
    Inc.                               700           49,672
  General Mills, Inc.               10,400          488,280
  Heinz (H.J.) Co.                   6,800          223,516
  Hershey Foods Corporation          1,800          121,392
  Kellogg Co.                        5,100          174,777
  Kraft Foods, Inc. Class A        328,000       12,769,040
  Kroger Co.*                       24,400          376,980
  McCormick & Co., Inc.              2,900           67,280
  Pepsi Bottling Group, Inc.         7,000          179,900
  PepsiCo, Inc.                    370,680       15,650,109
  Performance Food Group Co.*        1,300           44,147
  Rite Aid Corporation*              6,400           15,680
  Safeway, Inc.*                     7,100          165,856
  Sara Lee Corporation              15,700          353,407
  Sysco Corporation                191,500        5,704,785
  Tootsie Roll Industries,
    Inc.                             1,018           31,232
  Walgreen Co.                     340,900        9,950,871
  Whole Foods Market, Inc.*          2,100          110,733
  Wrigley (W.M.), Jr. Co.            4,400          241,472
                                             --------------
                                                 59,353,206
                                             --------------
ENERGY -- 3.1%
  Anadarko Petroleum
    Corporation                     84,600        4,052,340
  Baker Hughes, Inc.               152,700        4,915,413
  BJ Services Co.*                 159,100        5,140,521
  Burlington Resources, Inc.         1,700           72,505
  Cimarex Energy Co.*                  800           14,320
  Consol Energy, Inc.                  800           13,824
  Cooper Cameron Corporation*        1,700           84,694

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Diamond Offshore Drilling,
    Inc.                             1,400   $       30,590
  ENSCO International, Inc.          4,900          144,305
  EOG Resources, Inc.              100,000        3,992,000
  FMC Technologies, Inc.*              300            6,129
  Forest Oil Corporation*              600           16,590
  GlobalSantaFe Corporation        100,000        2,432,000
  Grant Prideco, Inc.*               3,500           40,740
  Halliburton Co.                    8,700          162,777
  Kinder Morgan, Inc.                2,200           92,994
  Murphy Oil Corporation             2,200           94,270
  Nabors Industries, Ltd.*         174,000        6,136,980
  National-Oilwell, Inc.*            2,000           43,680
  Newfield Exploration Co.*          1,200           43,260
  Noble Corporation*                75,000        2,636,250
  Noble Energy, Inc.                 1,300           48,815
  Ocean Energy, Inc.                 5,000           99,850
  Patterson-UTI Energy, Inc.*        2,700           81,459
  Pioneer Natural Resources
    Co.*                               700           17,675
  Pogo Producing Co.                   300           11,175
  Pride International, Inc.*         2,200           32,780
  Rowan Cos., Inc.                   2,200           49,940
  Smith International, Inc.*         4,100          133,742
  Tidewater, Inc.                    1,100           34,210
  Varco International, Inc.*         1,900           33,060
  Weatherford International,
    Ltd.*                           60,000        2,395,800
  Williams Cos., Inc.                1,520            4,104
  XTO Energy, Inc.                     300            7,410
                                             --------------
                                                 33,116,202
                                             --------------
FINANCIAL SERVICES -- 14.8%
  Accenture, Ltd. Class A*         250,000        4,497,500
  Affiliated Managers Group,
    Inc.*                              700           35,210
  AFLAC, Inc.                      306,100        9,219,732
  Allied Capital Corporation         3,300           72,039
  AMBAC Financial Group, Inc.          200           11,248
  American Express Co.              29,400        1,039,290
  American International
    Group, Inc.                    328,600       19,009,509
  AmeriCredit Corporation*           4,700           36,378
  Arthur J. Gallagher & Co.          3,400           99,892
  Bank of New York Co., Inc.
    (The)                           10,100          241,996
  Bearingpoint, Inc.*                6,800           46,920
  Block (H&R), Inc.                  7,300          293,460
  Brown & Brown, Inc.                1,900           61,408
  Capital One Financial
    Corporation                     78,800        2,341,936
  Citigroup, Inc.                  138,200        4,863,258
  Commerce Bancorp, Inc.             2,300           99,337
  Concord EFS, Inc.*                20,400          321,096
  Deluxe Corporation                 2,600          109,460
  Doral Financial Corporation        1,750           50,050
  E*trade Group, Inc.*               5,300           25,758
  Eaton Vance Corporation            2,300           64,975
  Equifax, Inc.                      5,300          122,642
  Fannie Mae                       239,800       15,426,334

                                  SHARES         VALUE
                                ----------   --------------
  Federated Investors, Inc.
    Class B                          3,250   $       82,453
  Fifth Third Bancorp               20,350        1,191,493
  Franklin Resources, Inc.          70,000        2,385,600
  Freddie Mac                      163,000        9,625,150
  Goldman Sachs Group, Inc.         75,200        5,121,120
  Greater Bay Bancorp                  300            5,187
  HCC Insurance Holdings, Inc.         400            9,840
  Household International,
    Inc.                             3,100           86,211
  Hudson United Bancorp                500           15,550
  Investment Technology Group,
    Inc.*                            1,950           43,602
  Investors Financial Services
    Corporation                      2,600           71,214
  Janus Capital Group, Inc.        418,990        5,476,199
  John Nuveen Co. (The) Class
    A                                  900           22,815
  LaBranche & Co., Inc.*               200            5,328
  Legg Mason, Inc.                   1,500           72,810
  Marsh & McLennan Cos., Inc.       90,700        4,191,247
  MBNA Corporation                  42,450          807,399
  Mellon Financial Corporation       8,600          224,546
  Moody's Corporation                5,200          214,708
  National Processing, Inc.*           300            4,815
  Neuberger Berman, Inc.             2,100           70,329
  New York Community Bancorp,
    Inc.                             1,400           40,432
  North Fork Bancorporation,
    Inc.                             1,700           57,358
  Northern Trust Corporation         3,800          133,190
  Paychex, Inc.                    386,725       10,789,628
  Progressive Corporation
    (The)                          618,300       30,686,228
  Provident Financial Group,
    Inc.                               800           20,824
  Providian Financial
    Corporation*                     4,100           26,609
  Radian Group, Inc.               138,200        5,134,130
  Rouse Co. REIT                       500           15,850
  Schwab (Charles) Corporation
    (The)                          846,076        9,179,925
  Silicon Valley Bancshares*           200            3,650
  SLM Corporation                   44,400        4,611,384
  State Street Corporation           8,800          343,200
  Synovus Financial
    Corporation                     11,800          228,920
  T Rowe Price Group, Inc.           1,400           38,192
  TCF Financial Corporation          1,800           78,642
  Waddell & Reed Financial,
    Inc. Class A                     2,900           57,043
  Wells Fargo & Co.                131,100        6,144,657
  Westamerica Bancorporation           300           12,054
  Willis Group Holdings, Ltd.*      86,700        2,485,689
                                             --------------
                                                157,904,649
                                             --------------
HEALTHCARE -- 25.4%
  Abbott Laboratories              172,400        6,896,000
  Accredo Health, Inc.*              1,750           61,688
  Advanced Medical Optics*             955           11,431
  AdvancePCS*                        2,900           64,409
  Affymetrix, Inc.*                  2,000           45,780

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Allergan, Inc.                     5,400   $      311,148
  AmerisourceBergen
    Corporation                    128,255        6,965,529
  Amgen, Inc.*                     491,736       23,770,518
  AMN Healthcare Services,
    Inc.*                              600           10,146
  Andrx Corporation*                 2,500           36,675
  Anthem, Inc.*                      4,580          288,082
  Apogent Technologies, Inc.*        2,200           45,760
  Barr Laboratories, Inc.*           1,100           71,599
  Baxter International, Inc.        99,000        2,772,000
  Beckman Coulter, Inc.              2,300           67,896
  Becton Dickinson & Co.             1,500           46,035
  Biogen, Inc.*                    216,100        8,656,966
  Biomet, Inc.                      10,700          306,662
  Boston Scientific
    Corporation*                    12,700          540,004
  Bristol-Myers Squibb Co.          28,700          664,405
  Cardinal Health, Inc.            153,100        9,061,989
  Caremark Rx, Inc.*                 9,700          157,625
  Celgene Corporation*               3,000           64,410
  Cephalon, Inc.*                    1,800           87,602
  Cerner Corporation*                1,100           34,386
  Charles River Laboratories
    International, Inc.*             1,800           69,264
  Chiron Corporation*                3,700          139,120
  Community Health Systems,
    Inc.*                            1,400           28,826
  Conventry Health Care, Inc.*         700           20,321
  Cytyc Corporation*                 4,600           46,920
  DaVita, Inc.*                      2,200           54,274
  Dentsply International, Inc.       2,800          104,160
  Diagnostic Products
    Corporation                        900           34,758
  Edwards Lifesciences
    Corporation*                     1,700           43,299
  Express Scripts, Inc. Class
    A*                               2,500          120,100
  First Health Group
    Corporation*                     4,000           97,400
  Forest Laboratories, Inc.*         6,400          628,608
  Genentech, Inc.*                 352,980       11,704,817
  Genzyme Corporation*               6,700          198,119
  Gilead Sciences, Inc.*            61,700        2,097,800
  Guidant Corporation*              12,200          376,370
  HCA, Inc.                         19,700          817,550
  Health Management
    Associates, Inc. Class A*        9,600          171,840
  Health Net, Inc.*                    800           21,120
  Healthsouth Corporation*           1,100            4,620
  Henry Schein, Inc.*                1,100           49,500
  Human Genome Sciences, Inc.*       2,400           21,144
  ICN Pharmaceuticals, Inc.            900            9,819
  Idec Pharmaceuticals
    Corporation*                    54,500        1,807,765
  IMS Health, Inc.                  11,500          184,000
  Invitrogen Corporation*              900           28,161
  IVAX Corporation*                  6,050           73,387
  Johnson & Johnson                512,992       27,552,800
  King Pharmaceuticals, Inc.*        9,966          171,315

                                  SHARES         VALUE
                                ----------   --------------
  Laboratory Corporation of
    America Holdings*                5,700   $      132,468
  LifePoint Hospitals, Inc.*         1,600           47,890
  Lilly (Eli) & Co.                171,500       10,890,250
  Lincare Holdings, Inc.*            4,300          135,966
  Manor Care, Inc.*                  1,700           31,637
  McKesson Corporation               9,259          250,271
  Medicis Pharmaceutical Class
    A*                                 800           39,736
  Medimmune, Inc.*                 137,310        3,730,713
  Medtronic, Inc.                  328,546       14,981,698
  Merck & Co., Inc.                239,100       13,535,451
  Mid Atlantic Medical
    Services, Inc.*                  1,900           61,560
  Millennium Pharmeceuticals,
    Inc.*                          217,473        1,726,736
  Millipore Corporation              1,900           64,600
  Mylan Laboratories, Inc.           4,700          164,030
  Omnicare, Inc.                     1,800           42,894
  Orthodontic Centers of
    America, Inc.*                   1,700           18,547
  Oxford Health Plans, Inc.*         3,500          127,575
  Patterson Dental Co.*              2,000           87,480
  Pfizer, Inc.                   1,697,950       51,906,331
  Pharmaceutical Product
    Development, Inc.*               1,900           55,613
  Pharmacia Corporation            401,700       16,791,060
  Quest Diagnostics, Inc.*           3,000          170,700
  Renal Care Group, Inc.*            1,500           47,460
  Ribapharm, Inc.*                     800            5,240
  Schering-Plough Corporation      423,500        9,401,700
  SICOR, Inc.*                       2,700           42,795
  St. Jude Medical, Inc.*           97,300        3,864,756
  Steris Corporation*                2,600           63,050
  Stryker Corporation                5,400          362,448
  Tenet Healthcare
    Corporation*                    19,550          320,620
  Teva Pharmaceutical
    Industries, Ltd. ADR           192,400        7,428,564
  Triad Hospitals, Inc.*             1,500           44,745
  UnitedHealth Group, Inc.          83,500        6,972,250
  Universal Health Services,
    Inc. Class B*                    2,000           90,200
  Varian Medical Systems,
    Inc.*                            2,700          133,920
  Watson Pharmaceuticals,
    Inc.*                            1,500           42,405
  Wellpoint Health Networks,
    Inc.*                           55,800        3,970,728
  Wyeth                            403,000       15,072,200
  Zimmer Holdings, Inc.*             7,750          321,780
                                             --------------
                                                270,893,989
                                             --------------
  INTEGRATED OILS -- 1.1%
  Amerada Hess Corporation           1,400           77,070
  BP PLC ADR                        70,000        2,845,500
  ChevronTexaco Corporation         25,000        1,662,000
  Exxon Mobil Corporation          200,000        6,988,000
                                             --------------
                                                 11,572,570
                                             --------------

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
MATERIALS & PROCESSING -- 0.4%
  Alcoa, Inc.                        5,000   $      113,900
  Allied Waste Industries,
    Inc.*                            4,400           44,000
  American Standard Cos.,
    Inc.*                            2,100          149,394
  Avery Dennison Corporation         2,800          171,024
  Ball Corporation                     500           25,595
  Cabot Corporation                    300            7,962
  Catellus Development
    Corporation*                     2,500           49,625
  Cintas Corporation                 4,700          215,025
  Ecolab, Inc.                       5,200          257,400
  Fluor Corporation                    500           14,000
  Freeport-McMoRan Copper &
    Gold, Inc. Class B*              2,900           48,662
  International Flavors &
    Fragrances, Inc.                 1,300           45,630
  Jacobs Engineering Group,
    Inc.*                            1,400           49,840
  Masco Corporation                  8,900          187,345
  Mettler Toledo
    International, Inc.*             1,400           44,884
  Newmont Mining Corporation        12,300          357,069
  OM Group, Inc.                       100              688
  Praxair, Inc.                     41,900        2,420,563
  Sealed Air Corporation*            3,000          111,900
  Shaw Group, Inc. (The)*              900           14,805
  Sigma-Aldrich Corporation            500           24,350
  St. Joe Co. (The)                  1,200           36,000
  Valspar Corporation                  600           26,508
  Vulcan Materials Co.                 200            7,500
  Waste Management, Inc.             4,500          103,140
                                             --------------
                                                  4,526,809
                                             --------------
PRODUCER DURABLES -- 8.2%
  3M Co.                            41,300        5,092,290
  ADC Telecommunications,
    Inc.*                           12,900           26,961
  Advanced Fibre
    Communications, Inc.*            1,700           28,356
  AGCO Corporation                   1,600           35,360
  Agilent Technologies, Inc.*        8,823          158,461
  Alliant Techsystems, Inc.*         1,300           81,055
  American Power Conversion
    Corporation*                       900           13,635
  Arrow Electronics, Inc.*           1,000           12,790
  Avaya, Inc.*                       1,883            4,613
  Black & Decker Corporation         3,100          132,959
  Boeing Co. (The)                  20,400          672,996
  CIENA Corporation*                 8,718           44,811
  Comverse Technology, Inc.*         3,700           37,074
  Corning, Inc.*                    19,900           65,869
  Danaher Corporation                4,500          295,650
  Donaldson Co., Inc.                1,000           36,000
  DR Horton, Inc.                      800           13,880
  Flowserve Corporation*             1,900           28,101
  General Dynamics Corporation     101,700        8,071,929
  General Electric Co.           1,428,300       34,779,104
  Graco, Inc.                        1,900           54,435

                                  SHARES         VALUE
                                ----------   --------------
  Harris Corporation                 1,300   $       34,190
  Herman Miller, Inc.                3,000           55,200
  HON Industries, Inc.                 200            5,656
  Honeywell International,
    Inc.                             2,900           69,600
  IIIinois Tool Works, Inc.          4,200          272,412
  ITT Industries, Inc.                 300           18,207
  JDS Uniphase Corporation*         24,180           59,725
  L-3 Communications Holdings,
    Inc.*                            2,700          121,257
  Lennar Corporation                   100            5,160
  Lockheed Martin Corporation      130,100        7,513,275
  Molex, Inc.                        4,450          102,528
  Motorola, Inc.                    59,721          516,587
  Nokia Corporation ADR            163,200        2,529,600
  Northrop Grumman Corporation      20,000        1,940,000
  NVR, Inc.*                           200           65,100
  Pall Corporation                     300            5,004
  Pitney Bowes, Inc.                 5,800          189,428
  Qualcomm, Inc.*                  477,400       17,372,586
  RF Micro Devices, Inc.*            5,700           41,781
  Rockwell Collins, Inc.               700           16,282
  SPX Corporation*                   1,200           44,940
  Stanley Works (The)                1,800           62,244
  Symbol Technologies, Inc.          4,600           37,812
  Tektronix, Inc.*                     600           10,914
  Teleflex, Inc.                       400           17,156
  Tellabs, Inc.*                     7,400           53,798
  Thermo Electron Corporation*       2,000           40,240
  Titan Corporation*                 2,600           27,040
  United Technologies
    Corporation                    107,000        6,627,580
  Utstarcom, Inc.*                   2,500           49,575
  Zebra Technologies
    Corporation Class A*               900           51,570
                                             --------------
                                                 87,642,776
                                             --------------
TECHNOLOGY -- 21.7%
  Activision, Inc.*                  2,200           32,098
  Acxiom Corporation*                2,200           33,836
  Adaptec, Inc.*                     2,100           11,865
  Adobe Systems, Inc.                9,500          235,610
  Advanced Micro Devices,
    Inc.*                            4,300           27,778
  Advent Software, Inc.*             1,200           16,356
  Affiliated Computer
    Services, Inc. Class A*          3,900          205,335
  Agere Systems, Inc. Class B*      36,000           50,400
  Altera Corporation*               15,400          189,882
  Amkor Technology, Inc.*            2,200           10,472
  Amphenol Corporation Class
    A*                                 800           30,400
  Analog Devices, Inc.*             14,600          348,502
  Applera Corporation-Applied
    Biosystems Group                 8,000          140,320
  Applied Materials, Inc.*       1,120,050       14,594,252
  Applied Micro Circuits
    Corporation*                     6,000           22,140
  Atmel Corporation*                11,500           25,645
  Autodesk, Inc.                     1,300           18,590

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Automatic Data Processing,
    Inc.                            74,800   $    2,935,900
  BEA Systems, Inc.*                14,400          165,168
  BISYS Group, Inc. (The)*           4,400           69,960
  BMC Software, Inc.*                5,400           92,394
  Broadcom Corporation Class
    A*                               4,000           60,240
  Brocade Communications
    Systems, Inc.*                   9,300           38,502
  Cadence Design Systems,
    Inc.*                           10,600          124,974
  Ceridian Corporation*              4,600           66,332
  Certegy, Inc.*                     2,550           62,603
  Checkfree Corporation*             1,200           19,201
  ChoicePoint, Inc.*                 3,433          135,569
  Cisco Systems, Inc.*           1,712,500       22,433,750
  Citrix Systems, Inc.*              6,000           73,920
  Computer Associates
    International, Inc.              2,200           29,700
  Computer Sciences
    Corporation*                       600           20,670
  Compuware Corporation*             5,900           28,320
  Conexant Systems, Inc.*            5,200            8,372
  CSG Systems International,
    Inc.*                            2,100           28,665
  Cymer, Inc.*                       1,400           45,150
  Cypress Semiconductor
    Corporation*                     3,800           21,736
  Dell Computer Corporation*       978,100       26,154,393
  DST Systems, Inc.*                 4,800          170,640
  Dun & Bradstreet
    Corporation*                     2,400           82,776
  Electronic Arts, Inc.*            24,800        1,234,296
  Electronic Data Systems
    Corporation                     16,100          296,723
  EMC Corporation*                  49,800          305,772
  Emulex Corporation*                2,600           48,230
  Fair Isaac & Co., Inc.             2,000           85,400
  Fairchild Semicoductor
    International, Inc. Class
    A*                               4,300           46,053
  First Data Corporation            30,600        1,083,546
  Fiserv, Inc.*                      7,625          258,869
  Fisher Scientific
    International, Inc.*             2,200           66,176
  Gentex Corporation*                3,000           94,920
  Global Payments, Inc.              1,400           44,814
  Henry (Jack) & Associates,
    Inc.                             2,700           32,508
  Integrated Circuit Systems,
    Inc.*                            1,900           34,675
  Integrated Device
    Technology, Inc.*                2,100           17,577
  Intel Corporation              1,422,540       22,148,948
  International Business
    Machines Corporation            31,700        2,456,750
  International Rectifier
    Corporation*                     2,200           40,612
  Intersil Corporation Class
    A*                               3,100           43,214
  Intuit, Inc.*                      7,600          356,592
  J.D. Edwards & Co.*                4,000           45,120

                                  SHARES         VALUE
                                ----------   --------------
  Jabil Circuit, Inc.*               5,700   $      102,144
  Juniper Networks, Inc.*          158,880        1,080,384
  KLA-Tencor Corporation*            7,600          268,812
  Lam Research Corporation*          5,100           55,080
  Lexmark International, Inc.*       5,200          314,600
  Linear Technology
    Corporation                     12,700          326,644
  LSI Logic Corporation*             7,400           42,698
  Macromedia, Inc.*                  1,900           20,235
  Maxim Integrated Products,
    Inc.                           578,959       19,128,805
  Mercury Interactive
    Corporation*                     3,100           91,915
  Micrel, Inc.*                      2,500           22,450
  Microchip Technology, Inc.*        8,012          195,893
  Micron Technology, Inc.*          11,100          108,114
  Microsoft Corporation*         1,179,300       60,969,809
  MKS Instruments, Inc.*               900           14,787
  National Instruments
    Corporation*                     1,200           38,988
  National Semiconductor
    Corporation*                     6,000           90,060
  Network Appliance, Inc.*       1,128,000       11,280,000
  Network Associates, Inc.*          6,200           99,758
  Novellus Systems, Inc.*            5,400          151,632
  Nvidia Corporation*                5,100           58,701
  Oracle Corporation*              364,700        3,938,760
  Peoplesoft, Inc.*                 11,000          201,300
  PerkinElmer, Inc.                  1,800           14,850
  Perot Systems Corporation
    Class A*                         2,600           27,872
  Pixar, Inc.*                     164,600        8,722,154
  PMC-Sierra, Inc.*                  6,700           37,252
  Polycom, Inc.*                     3,000           28,560
  QLogic Corporation*                3,500          120,785
  Rational Software
    Corporation*                     6,000           62,340
  RealNetworks, Inc.*                3,000           11,430
  Reynolds & Reynolds Co.
    (The) Class A                    2,600           66,222
  Sanmina-SCI Corporation*          11,208           50,324
  SEI Investments Co.                3,000           81,540
  Semtech Corporation*               2,400           26,208
  Siebel Systems, Inc.*            992,540        7,424,199
  Solectron Corporation*            16,500           58,575
  Storage Technology
    Corporation*                       800           17,136
  Sun Microsystems, Inc.*           63,000          195,930
  Sungard Data Systems, Inc.*       11,300          266,228
  Sybase, Inc.*                      1,700           22,780
  Symantec Corporation*              5,800          234,958
  Synopsys, Inc.*                    3,000          138,450
  Taiwan Semiconductor
    Manufacturing Co., Ltd.
    ADR*                           277,776        1,958,321
  Teradyne, Inc.*                    5,700           74,157
  Texas Instruments, Inc.           69,400        1,041,694
  Total System Services, Inc.        1,500           20,250

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Unisys Corporation*                2,200   $       21,780
  VeriSign, Inc.*                    4,390           35,208
  Veritas Software
    Corporation*                   114,025        1,781,071
  Vishay Intertechnology,
    Inc.*                            1,400           15,652
  Waters Corporation*                5,300          115,434
  Xilinx, Inc.*                    612,300       12,613,380
                                             --------------
                                                231,489,520
                                             --------------
  UTILITIES -- 0.8%
  AES Corporation (The)*             6,600           19,932
  AT&T Wireless Services,
    Inc.*                           44,735          252,753
  Calpine Corporation*               4,200           13,692
  Citizens Communications Co.*       5,200           54,860
  Comcast Corp*                      5,200          122,564
  EchoStar Communications
    Corporation Class A*             9,700          215,922
  General Motors-Hughes
    Electronics Corporation
    Class H*                        20,000          214,000
  Level 3 Communications,
    Inc.*                           13,700           67,130
  Mirant Corporation*                2,600            4,914
  Nextel Communications, Inc.
    Class A*                        26,800          309,540
  PanAmSat Corporation*                600            8,784
  Qwest Communications
    International, Inc.             27,157          135,785
  SBC Communications, Inc.          75,000        2,033,250
  Sprint Corporation (PCS
    Group)*                        432,600        1,894,788

                                  SHARES         VALUE
                                ----------   --------------
  Vodafone Group PLC ADR           150,000   $    2,718,000
  West Corporation*                    700           11,620
                                             --------------
                                                  8,077,534
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,265,517,465)                       1,019,819,252
                                             --------------
SHORT-TERM INVESTMENT -- 4.3%
  AB Funds Trust -- Money
    Market Fund
    (Cost $45,974,081)          45,974,081       45,974,081
                                             --------------
                                   PAR
                                ----------
U.S. TREASURY OBLIGATIONS -- 0.4%
  U.S. Treasury Bills
    1.18%, 01/16/03++++         $   80,000           79,963
    1.19%, 01/16/03++++            525,000          524,755
    1.64%, 01/16/03++++          3,200,000        3,198,503
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,802,514)                               3,803,221
                                             --------------
                                  SHARES
                                ----------
RIGHTS/WARRANTS -- 0.0%
TECHNOLOGY
  Orbital Sciences Corporation
    Wts., Strike Price $4.82,
    8/31/04*                           328              485
  Seagate Technology, Inc.
    Rts.*+                           5,600                0
                                             --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                             485
                                             --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,315,294,060)                       1,069,597,039
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)                               (2,832,592)
                                             --------------
NET ASSETS -- 100.0%                         $1,066,764,447
                                             ==============

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND

During the quarter, small-cap stocks underperformed large-cap stocks as the Russell 2000(R) Index returned 6.16%, while its large-cap counterpart, the Russell 1000(R) Index, returned 8.16%. The fourth quarter saw a reversal in much of the year's sector performance patterns as the technology and producer durables sectors rallied strongly while the financial services and consumer discretionary sectors lagged.

The Small Cap Equity Fund is comprised primarily of domestic, small-cap stocks with both value and growth style orientations.(1) The Fund underperformed its benchmark, the Russell 2000(R) Index, during the fourth quarter. Security selection within the technology sector had a dampening effect on benchmark-relative performance, while the Fund benefited from its underweight exposure and good security selection in the financial services sector. At the sub-adviser level, HighRock delivered strong performance and was rewarded for its exposure in the technology sector. Security selection in the autos & transportation and consumer discretionary sectors and an underweight position in the financial services sector also contributed to relative performance. TimesSquare also had strong performance due primarily to good security selection in the financial services and producer durables sectors.

---------------
(1) Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

SMALL CAP EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                                                                               RUSSELL 2000(R)
                                           RETIREMENT CLASS*     INSTITUTIONAL CLASS*     RETAIL CLASS*            INDEX**
                                           -----------------     --------------------     -------------        ---------------
  One Year                                      (22.23%)               (22.13%)              (22.40%)             (20.48%)
  Since Inception (8/27/02 -- 12/31/01)         (16.50%)               (16.20%)              (16.60%)             (14.30%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS               RUSSELL 2000(R) INDEX**
                                                                      ----------------               -----------------------
08/27/01                                                                  10000.00                           10000.00
09/30/01                                                                   8317.00                            8436.00
10/31/01                                                                   8845.00                            8929.00
11/30/01                                                                   9541.00                            9621.00
12/31/01                                                                  10084.00                           10214.00
01/31/02                                                                  10000.00                           10108.00
02/28/02                                                                   9656.00                            9831.00
03/31/02                                                                  10543.00                           10621.00
04/30/02                                                                  10497.00                           10718.00
05/31/02                                                                  10122.00                           10242.00
06/30/02                                                                   9587.00                            9734.00
07/31/02                                                                   8125.00                            8264.00
08/31/02                                                                   8148.00                            8243.00
09/30/02                                                                   7445.00                            7651.00
10/31/02                                                                   7682.00                            7896.00
11/30/02                                                                   8363.00                            8601.00
12/31/02                                                                   7842.00                            8122.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 2000(R) Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 2000(R) Index is a small-cap equity index comprised of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002                   SHARES        VALUE
-----------------                 ----------   ------------
COMMON STOCK -- 93.4%
AUTO & TRANSPORTATION -- 5.0%
  Aftermarket Technology               5,200   $     75,400
    Corporation*
  Airborne, Inc.                       3,800         56,354
  Alaska Air Group, Inc.*              1,900         41,135
  Alexander & Baldwin, Inc.            3,200         82,528
  Amerco, Inc.*                          800          3,536
  Arctic Cat, Inc.                       700         11,200
  Arkansas Best Corporation*           1,700         44,168
  ArvinMeritor, Inc.                  18,700        311,729
  Atah Holdings Corporation*             200            914
  Atlas Air Worldwide Holdings,        1,200          1,812
    Inc.*
  Autoliv, Inc.                       36,700        768,131
  Bandag, Inc.                           800         30,944
  BorgWarner, Inc.                     6,200        312,604
  CNF, Inc.                            7,700        255,948
  Collins & Aikman Corporation*        1,000          4,450
  Continental Airlines, Inc.          25,300        183,425
    Class B*
  Cooper Tire & Rubber Co.            31,900        489,346
  Covenant Transportation, Inc.          500          9,480
    Class A*
  Dura Automotive Systems, Inc.*      27,500        276,100
  EGL, Inc.*                          34,800        495,900
  Expressjet Holdings, Inc.*          51,800        530,950
  Florida East Coast Industries,       1,800         41,760
    Inc.
  Forward Air Corporation*             1,800         34,938
  Frontier Airlines, Inc.*               500          3,380
  Genesee Wyoming, Inc.*                 600         12,210
  Gulfmark Offshore, Inc.*            14,900        219,775
  Heartland Express, Inc.*             1,100         25,202
  Hunt (J.B.) Transport               13,300        389,690
    Services, Inc.*
  Impco Technologies, Inc.*              900          4,221
  Interpool, Inc.                        400          6,424
  Kansas City Southern*                4,700         56,400
  Keystone Automotive                    700         10,514
    Industries, Inc.*
  Kirby Corporation*                  17,100        468,369
  Mesaba Holdings, Inc.*                 700          4,284
  Midas, Inc.*                           400          2,572
  Midwest Express Holdings,            1,000          5,350
    Inc.*
  Modine Manufacturing Co.             2,200         38,896
  Offshore Logistics, Inc.*           13,600        298,112
  Old Dominion*                       11,300        320,355
  Oshkosh Truck Corporation              500         30,750
  Overseas Shipholding Group,         42,500        760,750
    Inc.
  Pacer International, Inc.*          20,900        277,970
  P.A.M. Transportation               26,600        670,586
    Services, Inc.*
  Petroleum Helicopters, Inc.*           200          5,928
  RailAmerica, Inc.*                   2,200         15,774
  Raytech Corporation*                 3,300         18,810
  Roadway Corporation                 14,700        541,107

                                    SHARES        VALUE
                                  ----------   ------------
  Ryder System, Inc.                  47,100   $  1,056,924
  SCS Transportation, Inc.*            7,500         74,325
  Skywest, Inc.                       20,000        261,400
  Standard Motor Products, Inc.          500          6,500
    Class A
  Stolt-Nielsen SA ADR                21,000        131,250
  Superior Industries                    700         28,952
    International, Inc.
  Teekay Shipping Corporation         37,400      1,522,180
  Tenneco Automotive, Inc.*            2,900         11,716
  Tower Automotive, Inc.*             33,700        151,650
  U.S. Xpress Enterprises, Inc.*         400          3,504
  UAL Corporation*                     5,200          7,436
  USFreightways Corporation            7,400        212,750
  Wabash National Corporation*         2,000         16,760
  Werner Enterprises, Inc.             3,000         64,590
  Yellow Corporation*                 30,700        773,364
                                               ------------
                                                 12,573,482
                                               ------------
CONSUMER DISCRETIONARY -- 22.1%
  1-800-Flowers.Com, Inc. Class       20,900        130,625
    A*
  4 Kids Entertainment, Inc.*            700         15,456
  7-Eleven, Inc.*                     27,500        206,250
  99 Cents Only Stores*               19,432        521,944
  Aaron Rents, Inc.                   11,600        253,808
  Acme Communications, Inc.*             200          1,594
  Advance Auto Parts*                 10,400        508,560
  Advanced Marketing Services,           200          2,940
    Inc.
  Advo, Inc.*                            200          6,566
  Aeropostale, Inc.*                     400          4,228
  Alaska Communications Systems          500            920
    Holdings, Inc.*
  Alberto-Culver Co. Class A          14,000        680,260
  Alderwoods Group, Inc.*              3,100         14,660
  Alliance Data Sysems                55,900        990,548
    Corporation*
  Alloy, Inc.*                         9,600        105,120
  AMC Entertainment, Inc.*            54,900        485,865
  American Eagle Outfitters,          29,300        403,754
    Inc.*
  American Management Systems,         1,600         19,184
    Inc.*
  American Woodmark Corporation        5,200        247,000
  Angelica Corporation                   700         14,455
  AnnTaylor Stores Corporation*       20,400        416,568
  Answerthink Inc.*                    2,700          6,750
  Applica, Inc.*                       1,200          6,000
  Arbitron, Inc.*                     27,700        927,950
  Ariba, Inc.*                         9,800         24,304
  Asbury Automotive Group, Inc.*         600          5,046
  Ascent Media Group, Inc.*              400            448
  Avenue A, Inc.*                      2,600          7,540
  Aviall, Inc.*                        1,500         12,075
  Bally Total Fitness Holding          2,200         15,598
    Corporation*
  Banta Corporation                    1,100         34,397

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Barnes & Noble, Inc.*               34,900   $    630,643
  Bassett Furniture Industries,          800         11,456
    Inc.
  Beasley Broadcasting Group,         29,700        355,212
    Inc. Class A*
  Bell Microproducts, Inc.*            1,300          7,202
  Belo Corporation Class A            19,900        424,268
  Big 5 Sporting Goods                 4,700         50,713
    Corporation*
  BJ's Wholesale Club, Inc.*          24,800        453,840
  Blair Corporation                      600         13,992
  Blyth, Inc.                          1,500         40,140
  Bob Evans Farms, Inc.                2,500         58,375
  Boca Resorts, Inc. Class A*          2,200         23,540
  Bombay (The) Co., Inc.*              2,600         13,000
  Borders Group, Inc.*                21,100        339,710
  Bowne & Co., Inc.                   26,300        314,285
  Brookstone, Inc.*                      700         10,122
  Brown Shoe Co., Inc.                 1,400         33,362
  Buckle (The), Inc.*                    500          9,000
  Burlington Coat Factory              1,400         25,130
    Warehouse Corporation
  Bush Industries, Inc. Class A          600          2,904
  California Pizza Kitchen,           11,850        298,620
    Inc.*
  Callaway Golf Co.                   19,900        263,675
  Carmax, Inc.*                       19,000        339,720
  Carmike Cinemas, Inc.*                 200          3,930
  Casey's General Stores, Inc.         3,100         37,851
  Catalina Marketing                  15,800        292,300
    Corporation*
  CDI Corporation*                       900         24,282
  Central Garden & Pet Co.*           21,100        390,561
  Central Parking Corporation          5,300         99,958
  Championship Auto Racing               800          2,960
    Teams, Inc.*
  Charming Shoppes, Inc.*             64,000        267,520
  Chattem, Inc.*                       8,600        176,730
  Checkers Drive-In Restaurants,         100            626
    Inc.*
  Chemed Corporation                     800         28,280
  Cherokee, Inc.*                        300          4,380
  Choice Hotels International,        29,600        671,920
    Inc.*
  CKE Restaurants, Inc.*               3,400         14,620
  Claires Stores, Inc.                35,300        779,071
  Coldwater Creek, Inc.*                 300          5,760
  Cole National Corporation*             700          7,980
  Cole National Corporation           14,200        288,260
    Class A*
  Convergys Corporation*              19,700        298,455
  Corinthian Colleges, Inc.*          16,100        609,546
  Cornell Co., Inc.*                   1,000          9,000
  Cost Plus, Inc.*                     5,200        149,084
  CoStar Group, Inc.*                 10,250        189,113
  CPI Corporation                        200          2,898
  Crown Media Holdings, Inc.*          1,900          4,294
  CSK Auto Corporation*                  700          7,700
  CSS Industries, Inc.*                  300          9,930
  Cumulus Media, Inc. Class A*        12,800        190,336

                                    SHARES        VALUE
                                  ----------   ------------
  Daisytek International               1,400   $     11,102
    Corporation*
  Dave & Busters, Inc.*                  900          7,785
  Deb Shops, Inc.                     11,300        250,973
  Department 56, Inc.*                   900         11,610
  DHB Industries, Inc.*                  900          1,494
  Diamondcluster International,        1,000          3,140
    Inc.*
  Digitas, Inc.*                         300          1,038
  Dollar Thrifty Automotive           26,700        564,705
    Group, Inc.*
  DoubleClick, Inc.*                   2,600         14,716
  Dover Motorsports, Inc.              1,200          5,580
  Dress Barn (The), Inc.*              1,800         23,940
  Drugstore.com, Inc.*                 1,900          4,560
  E.Piphany, Inc.*                     2,200          9,174
  EarthLink, Inc.*                   184,000      1,002,800
  Education Management                36,900      1,387,440
    Corporation*
  Electro Rental Corporation*          1,100         13,333
  Elizabeth Arden, Inc.*                 200          2,960
  Emmis Communications                10,400        216,632
    Corporation Class A*
  Energizer Holdings, Inc.*           14,500        404,550
  Entercom Communications              4,400        206,448
    Corporation*
  Entravision Communications          47,500        474,050
    Corporation Class A*
  EUniverse, Inc.*                       300          1,704
  Finish Line (The), Inc. Class        1,500         15,825
    A*
  Finlay Enterprises, Inc.*              400          4,824
  First Consulting Group, Inc.*       37,000        213,120
  Fisher Communications, Inc.            400         21,088
  Foot Locker, Inc.                   78,100        820,050
  Footstar, Inc.*                     67,200        467,712
  Fred's, Inc.                        17,900        460,030
  Friedman's, Inc. Class A             1,300         11,284
  Furniture Brands                    28,600        682,110
    International, Inc.*
  Galyan's Trading Co.*                  100          1,000
  Gamestop Corporation*               12,900        126,420
  Gaylord Entertainment Co.            1,700         35,020
    Class A*
  Genesco, Inc.*                      21,600        402,408
  Getty Images, Inc.*                 40,600      1,240,330
  Goody's Family Clothing, Inc.*       1,200          5,328
  Gray Television, Inc.                  600          7,110
  Group 1 Automotive, Inc.*              300          7,164
  Guess, Inc.*                           600          2,514
  Gymboree Corporation*                9,400        149,084
  Hall Kinion & Associates,              600          3,355
    Inc.*
  Hancock Fabrics, Inc.                  600          9,150
  Handleman Co.*                       1,900         21,850
  Haverty Furniture Cos., Inc.           700          9,730
  Hiedrick & Struggles                 1,200         17,604
    International, Inc.*

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Hollinger International, Inc         1,200   $     12,192
  Hollywood Entertainment             18,700        282,370
    Corporation*
  Homestore, Inc.*                     5,700          4,845
  Hot Topic, Inc.*                    11,500        263,120
  Hughes Supply, Inc.                  1,900         51,908
  Icon PLC ADR*                       13,500        363,285
  IHOP Corporation*                      200          4,800
  Ingram Micro, Inc. Class A*         22,000        271,700
  Insight Communications Co.,          3,000         37,140
    Inc.*
  Insurance Auto Auctions, Inc.*         800         13,272
  Intertan, Inc.*                        400          2,860
  Intrawest Corporation               23,000        285,200
  ITT Educational Services,           31,200        734,760
    Inc.*
  J2 Global Communications,            9,550        181,832
    Inc.*
  Jack in the Box, Inc.*               1,600         27,664
  Jakks Pacific, Inc.*                 1,800         24,246
  Jo-Ann Stores, Inc.                  1,100         25,267
  John H. Harland Co.                  1,000         22,130
  Johnson Outdoors, Inc.*                300          2,961
  Journal Register Co.*                2,100         37,338
  K-Swiss, Inc. Class A               11,300        245,323
  K2, Inc.*                            1,400         13,160
  Kellwood Co.                         2,000         52,000
  Kelly Services, Inc.                   700         17,297
  Kendle International, Inc.*            700          6,161
  Keynote Systems, Inc.*              43,700        337,364
  Kforce, Inc.*                        1,400          5,908
  Kimball International, Inc.          2,700         38,475
    Class B
  Kirkland's, Inc.*                   16,700        188,710
  Korn/Ferry International*            3,000         22,440
  Kroll, Inc.*                         6,400        122,112
  Landry's Restaurants, Inc.          34,900        741,276
  Leapfrog Enterprises, Inc.*          8,300        208,745
  Libbey, Inc.                         7,500        195,000
  Liberty Corporation                  1,300         50,440
  Lin TV Corporation Class A*         20,200        491,870
  Linens 'N Things, Inc.*             13,200        298,320
  Lithia Motors, Inc. Class A*           900         14,121
  Lodgenet Entertainment              47,200        504,096
    Corporation*
  Lone Star Steakhouse & Saloon,       1,400         27,076
    Inc.
  Long's Drug Stores Corporation       2,400         49,776
  Luby's Cafeterias, Inc.*             1,700          4,947
  Macrovision Corporation*            33,200        532,528
  Madden Steven Ltd.*                    700         12,649
  Mail-Well, Inc.*                     2,100          5,250
  Marcus Corporation                   1,500         21,300
  Marinemax, Inc.*                       600          7,086
  Maximus, Inc.*                         200          5,220
  Maxwell Shoe Company, Inc.           1,100         12,782
    Class A*
  Memberworks, Inc.*                     400          7,192

                                    SHARES        VALUE
                                  ----------   ------------
  Mens Warehouse, Inc.*                1,600   $     27,440
  Mobile Mini, Inc.*                     900         14,103
  Mohawk Industries, Inc.*             5,800        330,310
  Monro Muffler Brake, Inc.*             400          6,760
  Mossimo, Inc.*                         300          1,650
  Movado Group, Inc.                     700         13,167
  Movie Gallery, Inc.*                32,800        426,400
  MPS Group, Inc.*                     7,300         40,442
  MSC Industrial Direct Co.,          14,100        250,275
    Inc.*
  National Presto Industries,            400         11,752
    Inc.
  Nautica Enterprises, Inc.*          45,900        509,949
  Navigant International, Inc.*          900         11,097
  Neiman-Marcus Group, Inc.            7,900        215,907
    Class B*
  Net2Phone, Inc.*                     1,300          5,265
  Netflix.Com, Inc.*                     100          1,101
  NetRatings, Inc.*                      600          4,319
  O'Charley's, Inc.*                     100          2,053
  Office Max, Inc.*                  171,200        856,000
  Oneida Ltd.                            600          6,618
  Overstock.Com, Inc.*                   100          1,300
  Owens & Minor, Inc.                  1,300         21,346
  Oxford Industries, Inc.                500         12,825
  Panera Bread Company*                6,700        233,227
  Papa John's International,          16,900        471,172
    Inc.*
  Paxson Communications                1,000          2,060
    Corporation*
  Payless Shoesource, Inc.*           12,700        653,669
  PC Connection, Inc.*                   400          2,028
  Pegasus Systems, Inc.*               1,900         19,057
  Penton Media, Inc.*                    500            340
  Pep Boys-Manny, Moe & Jack          57,200        663,520
    (The)
  PF Chang's China Bistro, Inc.*       5,500        199,650
  Phillips-Van Heusen                  1,800         20,808
    Corporation
  Playtex Products, Inc.*             64,800        640,224
  Polaris Industries, Inc.             5,700        334,020
  Pricesmart, Inc.*                      300          6,969
  Prime Hospitality Corporation*      15,800        128,770
  Primedia, Inc.*                    234,600        483,276
  Proquest Co.*                       44,000        862,400
  Protection One, Inc.*                  900          1,800
  Pulitzer, Inc.                      12,000        539,400
  Quanta Services, Inc.*               2,400          8,400
  Quicksilver, Inc.*                  26,000        693,160
  Quintiles Transnational             61,600        745,360
    Corporation*
  R.H. Donnelley Corporation*          1,000         29,310
  Radio One, Inc. Class D*            33,800        487,734
  Rare Hospitality                    24,300        671,166
    International, Inc.*
  Regent Communications, Inc.*           900          5,319
  Regis Corporation                    1,000         25,990
  Remedytemp, Inc. Class A*              400          5,600
  Rent-A-Center, Inc.*                30,900      1,543,454
  Rent-Way, Inc.*                      1,900          6,650

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Resources Connection, Inc.*         17,600   $    408,496
  Revlon, Inc. Class A*                  600          1,836
  Rex Stores Corporation*                700          7,147
  Right Management Consultants,          150          1,988
    Inc.*
  Russ Berrie & Co., Inc.                600         20,268
  Russell Corporation                 29,100        487,134
  Ryan's Family Steak Houses,          9,700        110,095
    Inc.*
  Salton, Inc.*                       22,600        217,412
  Sapient Corporation*                 3,500          7,175
  Scholastic Corporation*             15,200        546,440
  School Specialty, Inc.*             27,900        557,442
  Scotts (The) Co.*                   11,400        559,056
  SCP Pool Corporation*               44,500      1,299,400
  Service Corporation                 23,000         76,360
    International*
  Sharper Image Corporation*             100          1,743
  Shoe Carnival, Inc.*                   400          5,604
  ShopKo Stores, Inc.*                34,900        434,505
  Sinclair Broadcasting Group,        26,200        304,706
    Inc.*
  Sirius Satellite Radio, Inc.*        5,100          3,264
  Sitel Corporation*                   4,200          5,040
  Six Flags, Inc.*                    15,200         86,792
  Skechers USA, Inc. Class A*            100            849
  Smart & Final Inc.*                    900          4,680
  Sotheby's Holdings, Inc. Class      46,600        419,400
    A*
  Source Corporation*                 17,900        332,761
  Spanish Broadcasting Systems,       58,900        424,080
    Inc. Class A*
  Speedway Motorsports, Inc.             100          2,578
  Spherion Corporation*                4,600         30,820
  Sports Authority (The), Inc.*       27,500        192,500
  Stage Stores, Inc.*                    900         18,936
  Stamps.Com, Inc.*                    2,700         12,609
  Steak N Shake (The) Co.*             1,200         12,000
  Stein Mart, Inc.*                      700          4,270
  Steinway Musical Instruments,          300          4,881
    Inc.*
  Stewart Enterprises, Inc.*         156,400        871,304
  Strayer Education, Inc.              5,700        327,750
  Stride Rite Corporation (The)        3,100         22,227
  Summit America Television,           1,200          3,204
    Inc.*
  Sylvan Learning Systems, Inc.*         400          6,560
  TBC Corporation*                     1,300         15,613
  Thomas Nelson, Inc.*                   600          6,012
  Ticketmaster Class B*               11,500        244,030
  Tommy Hilfiger Corporation*         84,500        587,275
  Topps (The), Co.*                   17,300        150,510
  Toro Co.                            10,000        639,000
  Tractor Supply Co.*                  7,300        274,480
  Trans World Entertainment            1,200          4,356
    Corporation*
  Triarc Companies, Inc.*              1,000         26,240
  Tupperware Corporation              16,400        247,312

                                    SHARES        VALUE
                                  ----------   ------------
  Tweeter Home Entertainment          37,400   $    219,164
    Group, Inc.*
  Unifi, Inc.*                         3,900         20,475
  UniFirst Corporation                   600         12,120
  United Auto Group, Inc.*             1,300         16,211
  United Stationers, Inc.*             1,800         51,842
  Vail Resorts, Inc.*                    700         10,619
  Valassis Communications, Inc.*      23,000        676,890
  Valueclick, Inc.*                    5,100         14,229
  Valuevision International,           5,600         83,888
    Inc.*
  Vans, Inc.*                         27,600        156,768
  Vitro SA de CV ADR                  54,300        129,777
  Volt Information Sciences,             600         10,260
    Inc.*
  Wackenhut Corrections               46,600        517,726
    Corporation*
  Wallace Computer Services,          17,500        376,425
    Inc.
  Water PIK Technologies, Inc.*          800          5,880
  Watsco, Inc.                         1,300         21,294
  Watson Wyatt & Co. Holdings*           400          8,700
  WESCO International, Inc.*          27,000        148,230
  West Marine, Inc.*                     800         10,952
  Wet Seal, Inc.*                        200          2,152
  Wilsons Leather Experts, Inc.*       1,100          5,500
  Wireless Facilities, Inc.*           1,000          6,010
  Wolverine World Wide, Inc.           3,300         49,863
  World Fuel Services                    500         10,250
    Corporation
  Wyndham International, Inc.*        11,100          2,553
  XM Satellite Radio Holdings,         4,200         11,298
    Inc.*
  Young Broadcasting Inc. Class          700          9,219
    A*
  Zomax, Inc.*                         1,400          5,950
                                               ------------
                                                 55,475,022
                                               ------------
CONSUMER STAPLES -- 1.8%
  American Italian Pasta Co.*         17,900        644,042
  Aurora Foods, Inc.*                  1,700          1,326
  Chiquita Brands International,      11,700        155,142
    Inc.*
  Corn Products International,         2,600         78,338
    Inc.
  Del Monte Foods Co.*                 6,400         49,280
  Duane Reade, Inc.*                  18,900        321,300
  Farmer Brothers Co.                    100         30,900
  Fleming Cos., Inc.                     400          2,628
  Flowers Foods, Inc.                 18,300        357,033
  Fresh Del Monte Produce, Inc.       22,600        427,366
  Great Atlantic & Pacific Tea         1,300         10,478
    Co., Inc.*
  Hain Celestial Group, Inc.*         34,600        525,920
  Ingles Markets, Inc.                   800          9,415
  International Multifoods             1,100         23,309
    Corporation*
  Interstate Bakeries                 27,300        416,325
    Corporation
  J & J Snack Foods Corporation*         200          7,142
  J.M. Smucker Co. (The)               2,000         79,620
  Nash Finch Co.                         100            773
  Pathmark Stores, Inc.*              39,800        201,786

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Penn Traffic Co.*                      800   $      2,800
  Pilgrim's Pride Corporation-        18,900        111,510
    Class A
  Pilgrim's Pride Corporation-         1,200          9,840
    Class B
  Ralcorp Holdings, Inc.*             26,100        656,154
  Ruddick Corporation                  2,500         34,225
  Seaboard Corporation                    30          7,200
  Sensient Technologies                2,700         60,669
    Corporation
  Tasty Baking Co.                       300          2,610
  United Natural Foods, Inc.*         13,800        349,830
  Weis Markets, Inc.                     800         24,840
                                               ------------
                                                  4,601,801
                                               ------------
ENERGY -- 3.9%
  3Tec Energy Corporation*            17,000        241,230
  Arch Coal, Inc.                      1,700         36,703
  Atwood Oceanics, Inc.*               6,100        183,610
  Berry Petroleum Corporation         23,300        397,265
    Class A
  Brown (Tom) Inc.*                    5,900        148,090
  Cabot Oil & Gas Corporation          2,200         54,516
  Cal Dive International, Inc.*       13,600        319,600
  Chesapeake Energy Corporation          800          6,192
  Comstock Resources, Inc.*            1,800         16,722
  Denbury Resources, Inc*              1,900         21,470
  Dril-Quip, Inc.*                    11,600        196,040
  Encore Acquisition Co.*                700         12,894
  Energy Partners, Ltd*                1,500         16,050
  Evergreen Resources, Inc.*          17,000        762,450
  Fuel Cell Energy, Inc.*              1,000          6,552
  Global Industries, Ltd.*            46,000        191,820
  Gulf Island Fabrication, Inc.*         400          6,500
  Hanover Compressor Co.*              3,400         31,212
  Harvest Natural Resources,           1,300          8,385
    Inc.*
  Headwaters, Inc.*                   17,100        265,221
  Holly Corporation                      800         17,480
  Horizon Offshore, Inc.*                600          2,988
  Houston Exploration Co.*               200          6,120
  Hydril Company*                     11,200        263,984
  Input/Output, Inc.*                  3,500         14,875
  Key Energy Services, Inc.*             500          4,485
  Lone Star Technologies, Inc.*       34,400        512,216
  Lufkin Industries, Inc.                400          9,380
  Massey Energy Co.                   22,800        221,616
  Meridian Resource Corporation*       2,300          2,070
  NATCO Group, Inc.*                     300          1,884
  Newfield Exploration Co.*           15,700        565,985
  Newpark Resources, Inc.*               400          1,740
  Nuevo Energy Co.*                   44,600        495,060
  Oceaneering International,          25,300        625,922
    Inc.*
  Oil States International,            1,300         16,770
    Inc.*
  Parker Drilling Co.*                 6,100         13,542
  Patina Oil & Gas Corporation        19,000        601,350
  Patterson-UTI Energy, Inc.*         10,700        322,819
  Penn Virginia Corporation              600         21,810

                                    SHARES        VALUE
                                  ----------   ------------
  Pride International, Inc.*           7,600   $    113,240
  Quicksilver Resources, Inc.*           200          4,486
  Range Resources Corporation*         4,000         21,600
  Remington Oil & Gas                    400          6,564
    Corporation*
  Rowan Cos., Inc.                    13,400        304,180
  Seacor Smit, Inc.*                   1,400         62,300
  Southwestern Energy Co.*             5,800         66,410
  Spinnaker Exploration Co.*             100          2,205
  St. Mary Land & Exploration          2,100         52,500
    Co.
  Stone Energy Corporation*              900         30,024
  Swift Energy Co.*                   33,800        326,846
  Syntroleum Corporation*                200            346
  Tesoro Petroleum Corporation*       82,100        371,092
  Tetra Technologies, Inc.*            8,400        179,508
  Transmontaigne, Inc.*                1,400          6,496
  Trico Marine Services, Inc.*        44,200        147,186
  Universal Compression                1,300         24,869
    Holdings, Inc.*
  Valero Energy Corporation            6,000        221,640
  Varco International, Inc.*          15,700        273,180
  Veritas DGC, Inc.*                  38,200        301,780
  Vintage Petroleum, Inc.              3,300         34,815
  Western Gas Resources, Inc.          1,200         44,220
  Westport Resources                   7,100        147,680
    Corporation*
  XTO Energy, Inc.                    12,800        316,160
                                               ------------
                                                  9,703,945
                                               ------------
FINANCIAL SERVICES -- 17.1%
  ABC Bancorp                            800         10,360
  Acadia Realty Trust REIT             1,000          7,420
  Advanta Corporation Class B          1,700         15,963
  Affiliated Managers Group,          10,800        543,240
    Inc.*
  Alabama National                       600         26,100
    Bancorporation
  Alfa Corporation                     1,300         15,614
  Allegiant Bancorp, Inc.                800         14,583
  Amcore Financial, Inc.               1,900         41,230
  American Capital Strategies          2,200         47,498
    Ltd.
  American Financial Group, Inc.      27,300        629,811
  American Financial Holdings,         1,700         50,796
    Inc.
  American National Bankshares,          300          7,800
    Inc.
  American Physicians Capital,           700         13,167
    Inc.*
  Amli Residential Properties          1,100         23,408
    Trust REIT
  Anthracite Capital, Inc. REIT        3,600         39,240
  Anworth Mortgage Asset               1,900         23,883
    Corporation REIT
  Apex Mortgage Capital, Inc.          2,100         13,734
    REIT
  Argonaut Group, Inc.                 1,700         25,075
  Associated Banc-Corporation          7,530        255,568
  Associated Estates Realty REIT       1,200          8,100
  Astoria Financial Corporation       19,600        532,140
  Baldwin & Lyons, Inc. Class B          400          9,420

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Banc (The) Corporation               1,000   $      7,760
  Bancfirst Corporation                  300         14,100
  Bancorpsouth, Inc.                  34,300        666,106
  Bank Mutual Corporation                900         20,817
  Bank of Granite Corporation            900         15,750
  Bank of The Ozarks, Inc.               100          2,344
  Bankatlantic Bancorp, Inc.           3,300         31,185
  Bankunited Financial                15,200        245,936
    Corporation Class A*
  Banner Corporation                     800         15,088
  Bay View Capital Corporation*        4,900         28,175
  Bedford Property Investors,          1,100         28,259
    Inc. REIT
  Berkshire Hills Bancorp, Inc.          500         11,775
  BKF Capital Group, Inc.*               400          7,060
  Boston Private Financial            31,000        615,660
    Holdings, Inc.
  Bostonfed Bancorp, Inc.                300          8,010
  Boykin Lodging Co., REIT             1,300         12,129
  Brandywine Realty Trust REIT         2,100         45,801
  Brookfield Properties               13,200        266,640
    Corporation
  BSB Bancorp, Inc.                      600         12,582
  California First National              300          3,840
    Bancorp
  Camden National Corporation            500         12,100
  Capital Automotive REIT              1,700         40,290
  Capital City Bank Group, Inc.          600         23,514
  Capitol Federal Financial           22,700        653,760
  Capstead Mortgage Corporation          800         19,720
    REIT
  Cascade Bancorp                        400          5,528
  Cash America International,          1,700         16,184
    Inc.
  CB Bancshares, Inc.                    300         12,756
  CBL & Associates Properties,         1,500         60,075
    Inc. REIT
  CCBT Financial Cos., Inc.              600         15,408
  Center Trust, Inc.                     800          6,240
  Ceres Group, Inc.*                   1,400          2,688
  Century Bancorp, Inc. Class A          100          2,652
  Century Business Services,          86,100        228,165
    Inc.*
  CFS Bancorp, Inc.                      900         12,870
  Charles River Associates,              500          7,080
    Inc.*
  Charter Financial Corporation          200          6,216
  Charter Municipal Mortgage           3,200         55,584
    Acceptance Co.
  Chemical Financial Corporation       1,600         51,440
  Chicago Mercantile Exchange          5,500        240,130
  Citizens First Bancorp, Inc.           700         14,741
  City Bank Lynwood                      200          4,950
  City Holdings Co.                      500         14,125
  Clark Bardes, Inc.*                    800         15,400
  CNA Surety Corporation               1,200          9,420
  Coastal Bancorp, Inc.                  300          9,705
  Colonial Properties Trust REIT       1,100         37,334
  Columbia Banking System, Inc.*       1,000         12,610
  Commerce Bancshares, Inc.           21,735        853,968
  Commerce Group, Inc.                15,700        588,593

                                    SHARES        VALUE
                                  ----------   ------------
  Commercial Federal Corporation      39,500   $    922,325
  Commercial Net Lease Realty          2,900         44,457
    REIT
  Commonwealth Bancorp, Inc.             500         23,185
  Community Banks, Inc.                  200          5,540
  Community Bank Systems, Inc.           900         28,215
  Community First Bankshares,          1,900         50,274
    Inc.
  Community Trust Bancorp, Inc.          990         24,889
  CompuCredit Corporation*             1,000          7,070
  Connecticut Bancshares Inc.            900         34,605
  Cornerstone Realty Income            3,800         30,248
    Trust, Inc. REIT
  Corporate Executive Board Co.*      40,000      1,276,799
  Corporate Office Properties          1,300         18,239
    Trust REIT
  Correctional Properties Trust          600         13,020
    REIT
  Corus Bankshares, Inc.                 700         30,562
  CPB, Inc.                              100          2,745
  Credit Acceptance Corporation*         200          1,276
  CVB Financial Corporation           19,700        500,971
  Delphi Financial Group, Inc.        16,700        633,932
    Class A
  Deluxe Corporation                  11,700        492,570
  Dime Community Bancshares           18,600        356,190
  Doral Financial Corporation         22,500        643,500
  DVI Inc.*                            1,000          7,550
  East West Bancorp, Inc.              3,400        122,672
  Eastgroup Properties REIT            1,100         28,050
  EMC Insurance Group, Inc.              200          3,574
  Entertainment Properties Trust       1,300         30,576
    REIT
  Equity Inns, Inc. REIT               3,200         19,264
  Equity One, Inc. REIT                  500          6,675
  Espirito Santo Financial Group      21,412        358,437
    SA ADR
  F&M Bancorp                            700         22,400
  Farmers Capital Bank                   400         13,300
    Corporation
  FBL Financial Group, Inc.              900         17,523
    Class A
  FBR Asset Investment                 1,600         54,240
    Corporation REIT
  Federated Investors, Inc.           18,500        469,345
    Class B
  Felcor Lodging Trust, Inc.           3,900         44,616
    REIT
  Fidelity Bankshares, Inc.            1,200         21,480
  Fidelity National Financial,        27,200        892,976
    Inc.
  Financial Industries                   600          8,544
    Corporation
  First American Corporation          30,500        677,100
  First Bancorp North Carolina           600         14,106
  First Banks America, Inc.*             100          4,054
  First Charter Corporation            2,400         43,200
  First Citizens BancShares,             500         48,300
    Inc.
  First Commonwealth Financial         4,600         52,900
    Corporation

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  First Community BancShares,            400   $     12,304
    Inc.
  First Defiance Financial               400          7,560
    Corporation
  First Essex Bancorp, Inc.              500         16,700
  First Federal Capital                1,300         25,102
    Corporation
  First Financial Corporation            500         24,315
  First Financial Bancorp              2,600         42,617
  First Financial Bankshares,            600         22,800
    Inc.
  First Financial Holdings, Inc.         900         22,284
  First Indiana Corporation              900         16,668
  First Merchants Corporation          1,120         25,525
  First National Corporation             220          5,280
  First Oak Brook Bancshares,            200          6,284
    Inc.
  First of Long Island                   200          7,300
    Corporation (The)
  First Place Financial of Ohio        1,000         16,630
  First Republic Bank*                   700         13,993
  First Source Corporation             1,100         18,425
  Firstfed America Bancorp, Inc.         600         14,910
  Firstfed Financial Corporation      23,500        680,325
  Flagstar Bancorp, Inc.              29,650        640,440
  Flushing Financial Corporation         700         11,465
  FNB Corporation                        400          9,492
  FPIC Insurance Group, Inc.*            700          4,830
  Fremont General Corporation          4,600         20,654
  Friedman, Billings, Ramsey             200          1,872
    Group, Inc.*
  FTI Consulting, Inc.*                6,250        250,938
  Gabelli Asset Management Inc.*      10,800        324,432
  Gables Residential Trust REIT        1,700         42,381
  Gartner, Inc. Class B*              83,500        789,075
  GBC Bancorp                            600         11,616
  German American Bancorp                735         11,429
  Glacier Bancorp, Inc.                  400          9,428
  Glenborough Realty Trust, Inc.       1,200         21,384
    REIT
  Glimcher Realty Trust REIT             400          7,100
  Gold Banc Corporation, Inc.          2,500         24,803
  Granite State Bankshares, Inc.         200          8,738
  Great American Financial               600         10,320
    Resources, Inc.
  Great Lakes Reit, Inc. REIT          1,000         16,650
  Greater Bay Bancorp                 14,000        242,060
  Hancock Holding Co.                  1,000         44,650
  Harbor Florida Bancshares,           1,300         29,276
    Inc.
  Harleysville Group, Inc.             2,300         60,789
  Hawthorne Financial                    600         17,124
    Corporation*
  HCC Insurance Holdings, Inc.        12,800        314,880
  Health Care Reit, Inc. REIT          3,100         83,855
  Healthcare Realty Trust, Inc.        3,300         96,525
    REIT
  Heritage Property Investment         1,400         34,958
    Trust REIT
  Hibernia Corporation Class A        42,500        818,550

                                    SHARES        VALUE
                                  ----------   ------------
  Hilb, Rogal & Hamilton Co.           4,000   $    163,600
  Home Properties of New York,         2,000         68,900
    Inc. REIT
  Horace Mann Educators                2,800         42,924
    Corporation*
  HRPT Properties Trust REIT          10,100         83,224
  Hudson River Bancorp, Inc.           1,200         29,700
  Iberiabank Corporation                 500         20,080
  Impac Mortgage Holdings, Inc.        3,500         40,250
    REIT
  Independence Community Bank         23,200        588,816
    Corporation
  Independence Holding Co.               300          6,441
  Independent Bank Corporation           630         19,064
  IndyMac Bancorp, Inc.*              34,800        643,452
  Innkeepers USA Trust REIT            2,000         15,320
  Insignia Financial Group,            1,500         10,875
    Inc.*
  Integra Bank Corporation             1,200         21,384
  Investment Technology Group,        33,700        753,532
    Inc.*
  Investors Financial Services        46,300      1,268,157
    Corporation
  Investors Real Estate Trust          1,800         17,964
    REIT
  IPC Holdings, Ltd.*                 16,400        517,256
  IRT Property Co. REIT                2,600         30,862
  Irwin Financial Corporation          1,100         18,150
  Itla Capital Corporation*              400         13,292
  JDN Realty Corporation REIT          2,700         29,565
  Jefferies Group, Inc.                9,650        405,011
  Kansas City Life Insurance Co.         300         11,370
  Keystone Property Trust REIT         1,300         22,061
  Kilroy Realty Corporation REIT       1,900         43,795
  Knight Trading Group, Inc.*          5,900         28,261
  Koger Equity, Inc. REIT              1,500         23,400
  Kramont Realty Trust REIT            1,400         20,510
  La Quinta Corporation REIT*         59,000        259,600
  LaBranche & Co., Inc.*              20,000        532,800
  Lakeland Financial Corporation         100          2,345
  Landamerica Financial Group,        17,300        613,285
    Inc.
  Lasalle Hotel Properties REIT        1,300         18,200
  Lawson Products, Inc.                  400         12,392
  Lendingtree, Inc.*                     300          3,864
  Lexington Corporate Properties       2,000         31,800
    Trust REIT
  Local Financial Corporation*         1,400         20,510
  LSB Bancshares, Inc.                   600          9,720
  LTC Properties, Inc. REIT            1,100          7,392
  Macatawa Bank Corporation              500          9,925
  MAF Bancorp, Inc.                    1,000         33,930
  MainSource Financial Group,            420         10,085
    Inc.
  Markel Corporation*                  6,600      1,356,299
  Massbank Corporation                   300          8,490
  MB Financial, Inc.                     800         27,832
  MCG Capital Corporation              1,200         12,888
  Meemic Holdings, Inc.*                 100          2,894

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Merchant Bancshares, Inc.              100   $      2,254
  MeriStar Hospitality                 3,200         21,120
    Corporation REIT
  Metris Cos., Inc.                    2,400          5,928
  MFA Mortgage Investments, Inc.       2,700         22,680
  Mid-America Apartment                1,100         26,895
    Communities, Inc. REIT
  Mid-Atlantic Realty Trust REIT         200          3,480
  Mid-State Bancshares                 1,700         27,917
  Midland Co.                            600         11,400
  Mission West Properties, Inc.          700          6,930
    REIT
  Montpelier Re Holdings Ltd.*        11,500        331,200
  NASB Financial, Inc.                   100          2,300
  National Health Investors,           1,800         28,944
    Inc. REIT
  National Health Realty, Inc.           500          7,300
    REIT
  National Western Life                  200         19,200
    Insurance Co. Class A*
  Nationwide Health Properties,        3,500         52,255
    Inc.
  Navigators Group, Inc.*                300          6,885
  NBC Capital Corporation                400         10,080
  NBT Bancorp, Inc.                    1,200         20,484
  NCO Group, Inc.*                     1,500         23,925
  NetBank, Inc.*                       2,600         25,168
  New Century Financial               26,300        667,757
    Corporation
  Novastar Financial, Inc. REIT          800         24,824
  NYMAGIC, Inc.*                         100          1,945
  OceanFirst Financial                   400          8,980
    Corporation
  Ocwen Financial Corporation*         2,800          7,840
  Odyssey Re Holdings                 37,400        661,980
    Corporation
  Ohio Casualty Corporation*           4,000         51,800
  Old Republic International          20,100        562,800
    Corporation
  Old Second Bancorp, Inc.               400         14,800
  Omega Financial Corporation            600         21,510
  Omega Healthcare Investors,          1,200          4,488
    Inc. REIT*
  Pacific Northwest Bancorp              200          5,000
  Pacific Union Bank*                    300          3,453
  Pan Pacific Retail Properties,       2,600         94,978
    Inc. REIT
  Parkvale Financial Corporation         400          9,220
  Parkway Properties, Inc. REIT          600         21,048
  Partners Trust Financial               400          6,448
    Group, Inc.
  Pennfed Financial Services,            400         10,860
    Inc.
  Peoples Bancorp, Inc.                  400         10,240
  Peoples Holding Co.                    400         16,300
  PFF Bancorp, Inc.                      900         28,125
  Philadelphia Consolidated            1,300         46,020
    Holdings Corporation*
  Pico Holdings, Inc.*                   500          6,715

                                    SHARES        VALUE
                                  ----------   ------------
  PMA Capital Corporation Class       18,500   $    265,105
    A
  PMI Group, Inc. (The)               16,100        483,644
  Port Financial Corporation             400         17,848
  Post Properties, Inc. REIT           2,600         62,140
  Prentiss Property Trust REIT         2,400         67,872
  Presidential Life Corporation        1,600         15,888
  PRG-Schultz International,          54,000        480,600
    Inc.*
  Price Legacy Corporation REIT*       1,400          3,920
  ProAssurance Corporation*            1,900         39,900
  Prosperity Bancshares, Inc.            500          9,500
  Provident Bankshares                 1,700         39,289
    Corporation
  PS Business Parks, Inc. REIT           800         25,440
  Quaker City Bancorp, Inc.*             400         13,172
  R&G Financial Corporation           16,400        381,300
    Class B
  Rait Investment Trust REIT           1,200         25,920
  Ramco-Gershens Properties REIT         700         13,825
  Raymond James Financial, Inc.       12,300        363,834
  Realty Income Corporation REIT       2,600         91,000
  Redwood Trust, Inc. REIT               900         24,930
  RenaissanceRe Holdings, Ltd.        14,000        554,400
  Republic Bancorp, Inc.               3,790         44,308
  Republic Bancshares, Inc.*             400          7,860
  RFS Hotel Investors, Inc. REIT       2,300         24,978
  Riggs National Corporation           1,100         17,039
  RLI Corporation                      1,200         33,480
  Royal Bancshares of                    200          4,280
    Pennsylvania, Inc.
  S&T Bancorp, Inc.                      200          5,010
  Sandy Spring Bancorp, Inc.             600         18,900
  Santander Bancorp                      700          9,100
  Saul Centers, Inc. REIT                700         16,660
  Saxon Capital Acquisition            2,000         25,020
    144A*
  Scottish Annuity & Life             30,950        540,078
    Holdings, Ltd.
  Seacoast Banking Corporation           700         13,188
    of Florida
  Seacoast Financial Services          1,800         36,020
    Corporation
  Second Bancorp, Inc.                   500         13,250
  Selective Insurance Group,           2,000         50,360
    Inc.
  Senior Housing Properties            3,600         38,196
    Trust REIT
  Sentenial Bancorp, Inc.              1,800         25,902
  Shurgard Storage Centers, Inc.         600         18,804
    REIT
  Simmons Firsy National                 600         21,990
    Corporation
  Sizeler Property Investments           700          6,503
    REIT
  SL Green Realty Corporation          2,100         66,360
    REIT
  South Financial Group. Inc.          3,500         72,310
  Southwest Bancorp, Inc.                400         10,396

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Southwest Bancorporation of          4,300   $    123,883
    Texas, Inc.*
  Sovereign Bancorp, Inc.             42,900        602,745
  Sovran Self-Storage, Inc. REIT       1,000         28,360
  St. Francis Capital                    600         14,052
    Corporation
  Stancorp Financial Group, Inc.      12,900        630,165
  State Auto Financial                 1,000         15,500
    Corporation
  State Bancorp, Inc.                    500          9,000
  Staten Island Bancorp, Inc.         25,700        517,598
  Sterling Bancorp                       600         15,792
  Sterling Bancshares, Inc.            1,500         18,330
  Sterling Financial Corporation       1,200         24,033
  Stewart Information Services        21,700        464,163
    Corporation Class A*
  Summit Bancshares, Inc.                300          5,850
  Summit Properties, Inc. REIT         1,700         30,260
  Sun Bancorp, Inc.                      900         13,962
  Sun Communities, Inc. REIT             500         18,285
  Superior Financial Corporation         500          9,186
  Susquehanna Bancshares, Inc.         2,700         56,271
  SWS Group, Inc.                      1,100         14,916
  Taubman Centers, Inc. REIT           2,300         37,329
  Texas Regional Banchshares,          1,000         35,541
    Inc.
  Thornburg Mortgage, Inc. REIT        4,100         82,410
  Tompkins Trustco, Inc.                 100          4,410
  Trammell Crow Co.*                   2,300         20,700
  Transcontinental Realty                200          3,528
    Investors Inc., REIT*
  Triad Guaranty, Inc.*                  400         14,744
  Trico Bancshares                       200          4,920
  Troy Financial Corporation             700         18,886
  Trust Co. of New Jersey              1,100         30,614
  U.S. Restaurant Properties,          1,500         21,120
    Inc. REIT
  U.S.B. Holding Co, Inc.                500          8,850
  UCBH Holdings, Inc.                 25,900      1,099,455
  UICI*                               39,000        606,450
  UMB Financial Corporation            1,300         49,739
  Umpqua Holdings Corporation            748         13,651
  Union Bankshares Corporation           600         16,350
  United Community Financial           2,400         20,760
    Corporation
  United Fire & Casualty Co.             600         20,070
  United National Bancorp                300          6,915
  Universal American Financial         1,800         10,474
    Corporation*
  Universal Health Realty Income         700         18,375
    Trust REIT
  Unizan Financial Corporation         1,700         33,575
  Urstadt Biddle Properties            1,400         15,512
    Class A REIT
  Ventas, Inc. REIT                    3,800         43,510
  Vesta Insurance Group, Inc.          2,500          6,875
  Virginia Financial Group, Inc.         100          2,980
  W Holding Co., Inc.                  1,800         29,538
  W.R. Berkley Corporation            13,450        532,755

                                    SHARES        VALUE
                                  ----------   ------------
  Walter Industries, Inc.              8,900   $     96,387
  Warwick Community Bancorp,             300          8,499
    Inc.
  Washington Federal, Inc.            13,915        345,788
  Waypoint Financial Corporation       3,000         53,400
  Webster Financial Corporation       19,500        678,600
  Wellsford Real Properties,             400          6,304
    Inc.*
  Wesbanco, Inc.                       1,700         39,763
  West Coast Bancorp                   1,200         18,180
  Westcorp                               600         12,600
  Westfield Financial, Inc.              400          6,200
  WFS Financial, Inc.*                   100          2,091
  Willow Grove Bancorp, Inc.             400          5,560
  Winston Hotels, Inc. REIT            1,300         10,140
  Wintrust Financial Corporation      22,400        701,568
  Wit Soundview Group, Inc.*           5,500          8,250
  World Acceptance Corporation*          800          6,088
  WSFS Financial Corporation             100          3,297
  Yardville National Bancorp             500          8,620
  Zenith National Insurance              500         11,760
    Corporation
                                               ------------
                                                 42,906,587
                                               ------------
HEALTHCARE -- 10.4%
  Abgenix, Inc.*                       6,100         44,957
  Abiomed, Inc.*                         900          3,276
  Accredo Health, Inc.*                7,350        259,088
  Affymetrix, Inc.*                   20,700        473,823
  Alaris Medical, Inc.                   200          1,220
  Alexion Pharmaceuticals, Inc.*       1,400         19,768
  Align Tech, Inc.*                    2,300          6,350
  Alliance Imaging, Inc.*                800          4,240
  Allscripts Healthcare                  200            478
    Solutions, Inc.*
  Alpharma, Inc.                      30,200        359,682
  American Medical Security              500          6,990
    Group, Inc.*
  American Pharmaceutical             11,400        202,920
    Partners, Inc.*
  Ameripath, Inc.*                       600         12,900
  Amylin Pharmaceuticals, Inc.*        1,300         20,982
  Angiotech Pharmaceuticals,          12,650        430,859
    Inc.*
  Applied Molecular Evolution,         1,100          2,255
    Inc.*
  Apria Healthcare Group, Inc.*       28,800        640,512
  Arena Pharmaceuticals, Inc.*         1,500          9,765
  Arqule, Inc.*                        1,600          4,880
  Arrow International, Inc.              400         16,268
  Arthrocare Corporation*                200          1,970
  Atrix Laboratories, Inc.*           23,400        358,933
  Avanir Pharmaceuticals Class         1,200          1,200
    A*
  Avigen, Inc.*                        1,500          8,565
  Beverly Enterprises, Inc.*           2,900          8,265
  Bio-Rad Laboratories, Inc.          20,700        801,090
    Class A*
  Bio-Reference Laboratories,            100            617
    Inc.*

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Bio-Technology General               4,600   $     14,725
    Corporation*
  Bone Care International, Inc.*         200          1,946
  Bruker Axs, Inc.*                      100            181
  Cambrex Corporation                    700         21,147
  Cardiac Science, Inc.*                 800          1,768
  Celera Genomics Group-Applera        2,500         23,875
    Corporation*
  Cell Genesys, Inc.*                  2,600         28,993
  Cell Therapeutics, Inc.*             2,600         18,902
  Centene Corporation*                   100          3,359
  Charles River Laboratories          24,700        950,456
    International, Inc.*
  Cima Labs, Inc.*                       700         16,934
  Ciphergen Biosystems, Inc.*            600          2,070
  Columbia Laboratories, Inc.*           500          1,680
  Conmed Corporation*                  1,000         19,590
  Conventry Health Care, Inc.*        10,000        290,300
  Corixa Corporation*                  3,600         23,004
  Covance, Inc.*                      23,200        570,488
  CTI Molecular Imaging, Inc.*         2,500         61,650
  CuraGen Corporation*                 1,500          6,975
  CV Therapeutics, Inc.*               2,100         38,262
  Datascope Corporation                  900         22,321
  DaVita, Inc.*                       58,200      1,435,793
  Decode Genetics, Inc.*               2,700          4,995
  Deltagen, Inc.*                        500            240
  Discovery Partners                   1,300          3,614
    International*
  Diversa Corporation*                   600          5,430
  DJ Orthopedics, Inc.*                  500          1,880
  Eon Labs, Inc.*                     13,400        253,394
  Epix Medical, Inc.*                    200          1,446
  Esperion Therapeutics, Inc.*         1,200          8,530
  Exelixis, Inc.*                      3,300         26,400
  First Health Group                  26,500        645,275
    Corporation*
  Gene Logic, Inc.*                    2,100         13,209
  Genesis Health Ventures, Inc.*      12,800        197,760
  Gentiva Health Services, Inc.        1,800         15,858
  Genzyme Corporation -- Genzyme       2,800          7,140
    BioSurgery Division*
  Guilford Pharmaceuticals,            1,800          7,164
    Inc.*
  Haemonetics Corporation*             3,300         70,818
  Hanger Orthopedic Group Inc.*        1,300         17,095
  Hologic, Inc.*                         100          1,221
  IGEN International, Inc.*              200          8,570
  ILEX Oncology, Inc.*                   300          2,118
  Illumina, Inc.*                      1,500          5,055
  ImClone Systems, Inc.*               1,500         15,932
  Immunogen, Inc.*                     3,400         10,540
  Incyte Genomics, Inc.*               5,300         24,168
  Inhale Therapeutic Systems,          4,300         34,744
    Inc.*
  Intermune, Inc.*                     4,400        112,244
  Invacare Corp.                       6,000        199,800
  Invitrogen Corporation*             18,200        569,478
  Kindred Healthcare, Inc.*              900         16,336
  KOS Pharmaceuticals, Inc.*          14,800        281,200

                                    SHARES        VALUE
                                  ----------   ------------
  KV Pharmaceutical Co. Class A*      22,975   $    533,020
  Kyphon, Inc.*                          100            854
  Lexicom Genetics, Inc.*              2,600         12,298
  Ligand Pharmaceuticals, Inc.         1,100          5,907
    Class B*
  Martek Biosciences                  12,800        322,048
    Corporation*
  Matria Healthcare, Inc.*               200          1,738
  Maxygen, Inc.*                       2,200         16,764
  Medarex, Inc.*                       5,400         21,330
  Medcath Corporation*                   500          5,000
  Medical Staffing Network            10,900        174,400
    Holdings, Inc.*
  Medicines Co.*                      12,350        197,847
  Medicis Pharmaceutical Class        26,800      1,331,155
    A*
  MedQuist, Inc.*                     15,500        314,030
  Mid Atlantic Medical Services,       3,300        106,920
    Inc.*
  Millipore Corporation                9,600        326,400
  Myriad Genetics, Inc.*              14,400        210,240
  Nabi BioPharmaceuticals*             3,000         18,600
  National Data Corporation           44,700        889,530
  National Healthcare                    400          7,000
    Corporation*
  Nature's Sunshine Products,            800          7,768
    Inc.
  NBTY, Inc.*                         13,100        230,298
  Neopharm, Inc.*                        900          9,126
  Neose Technologies, Inc.*              800          7,096
  Neurocrine Biosciences, Inc.*        2,700        123,282
  Neurogen Corporation*                  700          2,541
  NPS Pharmaceuticals, Inc.            5,000        125,850
  Nu Skin Enterprises, Inc.           25,100        300,447
    Class A
  Ocular Sciences, Inc.*              36,100        560,272
  Odyssey Healthcare, Inc.*            3,500        121,450
  Omnicare, Inc.                      36,300        865,029
  Onyx Pharmaceuticals, Inc.*          1,000          5,810
  Option Care, Inc.*                     100            796
  OSI Pharmaceuticals, Inc.*           2,400         39,360
  Oxford Health Plans, Inc.*          14,400        524,880
  PacifiCare Health Systems,          17,400        488,940
    Inc.*
  PAREXEL International                1,300         14,287
    Corporation*
  PDI, Inc.*                             300          3,237
  Pediatrix Medical Group Inc.*          300         12,018
  Pharmaceutical Resources,           20,400        607,920
    Inc.*
  Pharmacopeia, Inc.*                  1,800         16,056
  Pozen, Inc.*                         1,700          8,755
  Praecis Pharmaceuticals, Inc.*       4,000         13,000
  Prime Medical Services, Inc.*        1,100          9,537
  Priority Healthcare                 23,400        542,880
    Corporation Class B*
  Protein Design Labs, Inc.*          59,800        508,300
  Province Healthcare Co.*            20,900        203,357
  ProxyMed, Inc.*                        400          4,176
  PSS World Medical, Inc.*             5,600         38,304
  RehabCare Corporation*                 500          9,540
  Res-Care, Inc.*                      1,100          3,992
  Respironics, Inc.*                  46,400      1,411,997

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Sangamo Biosciences, Inc.*             100   $        301
  Scios, Inc.*                        14,300        465,894
  Seattle Genetics, Inc.*                500          1,550
  Sepracor, Inc.*                      1,500         14,505
  Sequenom, Inc.*                      2,800          5,040
  Sierra Health Services, Inc.*       20,800        249,808
  Sola International Inc*              5,300         68,900
  Specialty Laboratories, Inc.*          400          3,864
  Steris Corporation*                 12,100        293,425
  Sunrise Assisted Living, Inc.*       1,400         34,846
  Supergen, Inc.*                      2,200          7,986
  Surmodics, Inc.*                    10,700        306,876
  Sybron Dental Specialties,           1,300         19,305
    Inc.*
  Tanox, Inc.*                         1,200         10,860
  Taro Pharmaceuticals                15,800        594,080
    Industries, Ltd.*
  Techne Corporation*                  5,700        162,838
  Texas Biotechnology                    200            280
    Corporation*
  Theragenics Corporation*             2,100          8,463
  Thoratec Corporation*                3,800         28,994
  Trimeris, Inc.*                      1,700         73,253
  Tripath Imaging, Inc.*               1,600          4,288
  U.S. Oncology Resources, Inc.*      97,400        844,458
  United Surgical Partners            14,800        231,191
    International, Inc.*
  United Therapeutics                  1,200         20,040
    Corporation*
  VCA Antech, Inc.*                   54,600        819,000
  Viasys Healthcare, Inc.*             2,000         29,780
  Vical, Inc.*                         1,400          4,858
  West Pharmaceutical Services,        7,800        190,320
    Inc.
  Zoll Medical Corporation*           12,225        436,066
  Zymogenetics, Inc.*                    300          2,970
                                               ------------
                                                 26,067,347
                                               ------------
MATERIALS & PROCESSING -- 7.5%
  Agrium, Inc.                        10,900        123,279
  Airgas, Inc.*                       33,700        581,325
  AK Steel Holding Corporation*       88,800        710,400
  Albemarle Corporation               19,800        563,310
  Alico, Inc.                            300          7,980
  Allegheny Technologies, Inc.        39,700        247,331
  Amcol International                  1,500          8,700
    Corporation
  Apogee Enterprises, Inc.               200          1,790
  Arch Chemicals, Inc.                 1,600         29,200
  Ashland, Inc.                       11,700        333,801
  Avatar Holdings, Inc.*                 300          6,900
  Baker, (Michael) Corporation*          300          3,285
  Barnes Group, Inc.                     700         14,245
  Boise Cascade Corporation           10,400        262,288
  Brush Engineered Materials,          1,300          7,150
    Inc.*
  Buckeye Technologies, Inc.*          2,000         12,300
  Building Material Holding            1,000         14,300
    Corporation
  Butler Manufacturing Co.               400          7,740
  Calgon Carbon Corporation            2,600         12,844
  Caraustar Industries, Inc.*          2,100         19,908

                                    SHARES        VALUE
                                  ----------   ------------
  Carpenter Technology                 4,100   $     51,045
    Corporation
  Casella Waste Systems, Inc.          1,300         11,557
    Class A*
  Castle (A.M.) & Co.*                   500          2,275
  Catellus Development                25,500        506,175
    Corporation*
  Centex Construction Products,          400         14,060
    Inc.
  Century Aluminum Co.                   900          6,669
  Chesapeake Corporation              20,800        371,280
  Circor International, Inc.             800         12,720
  Cleveland Cliffs, Inc.                 700         13,895
  Comfort Systems USA, Inc.*           3,000         10,050
  Commercial Metals Co.               30,700        498,568
  Concord Camera Corporation*          1,900         10,317
  Consolidated Graphics, Inc.*           900         20,025
  Corrections Corporation of           2,200         37,730
    America*
  Crompton Corporation                30,400        180,880
  Crown Cork & Seal Co., Inc.*        12,500         99,375
  Culp, Inc.*                            500          4,250
  Cytec Industries, Inc.*             13,000        354,640
  Delta & Pine Land Co.                1,300         26,533
  Deltic Timber Corporation              400         10,680
  Drew Industries, Inc.*                 400          6,420
  Dycom Industries, Inc.*              3,800         50,350
  EMCO Group, Inc.*                    1,100         58,311
  Encore Wire Corporation*               700          6,335
  Ferro Corporation                    1,200         29,316
  Florida Rock Industries, Inc.        1,300         49,465
  FMC Corporation*                    11,500        314,180
  Fuller (H.B.) Co.                    2,200         56,936
  G & D Services, Inc.                 1,000         35,401
  Gartner, Inc. Class A*               4,400         40,480
  Georgia Gulf Corporation             1,000         23,140
  Gibraltar Steel Corporation            700         13,328
  Glatfelter, (P.H.) Co.               5,600         73,696
  Grace, (W.R.) & Co.*                 3,300          6,468
  Granite Construction, Inc.          17,100        265,050
  Graphic Packaging                    1,800         10,152
    International Corporation*
  Great Lakes Chemical                10,300        245,964
    Corporation
  Greif Bros Corporation Class A      20,600        490,280
  Healthcare Services Group,             700          9,128
    Inc.*
  Hercules, Inc.*                     13,200        116,160
  IMCO Recycling, Inc.*                  500          4,065
  Inco, Ltd.*                         32,500        689,650
  Insituform Technology, Inc.*           100          1,705
  Integrated Electical Services,       2,500          9,625
    Inc.*
  Intermet Corporation                 1,600          6,720
  International Speciality               800          8,168
    Products, Inc.*
  Jones Lang Lasalle, Inc.*            2,000         30,760

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Kadant, Inc.*                        1,100   $     16,500
  Kaydon Corporation                   1,600         33,936
  Ladish Co., Inc.*                      700          5,642
  Lennox International, Inc.           3,300         41,415
  Liquid Metal Technologies*             300          3,084
  LNR Property Corporation            20,600        729,240
  Longview Fibre Co.                  17,700        127,971
  Louisiana-Pacific Corporation*      34,700        279,682
  LSI Industries, Inc.                   300          4,155
  Lubrizol Corporation                10,100        308,050
  MacDermid, Inc.                     16,300        372,455
  Material Sciences Corporation*         800         10,352
  Maui Land & Pineapple Co.,             200          3,168
    Inc.*
  Maverick Tube Corporation*          19,800        257,994
  Mestek, Inc.*                          200          3,586
  Millennium Chemicals, Inc.           4,900         46,648
  Minerals Technologies, Inc.          1,600         69,040
  Mueller Industries, Inc.*            7,300        198,925
  Myers Industries, Inc.               1,475         15,783
  NCI Building Systems, Inc.*          1,400         30,548
  NL Industries, Inc.                    700         11,900
  Nortek Holdings Inc*                10,400        475,800
  Northwest Pipe Co.*                    300          5,190
  NS Group, Inc.*                      1,300          8,476
  Octel Corporation                      800         12,640
  Olin Corporation                       320          4,976
  Omnova Solutions, Inc.*              3,100         12,493
  Oregon Steel Mills, Inc.*            2,000          8,040
  Owens-Illinois, Inc.*               38,400        559,872
  Penford Corporation                    200          2,818
  Penn Engineering &                     900          9,585
    Manufacturing Corporation
  PolyOne Corporation                 17,800         69,776
  Pope & Talbot, Inc.                  1,200         17,112
  Potlatch Corporation                 5,500        131,340
  Precision Castparts                 28,600        693,550
    Corporation
  Quaker Fabric Corporation*             900          6,255
  Quanex Corporation                  16,300        546,050
  Rayonier, Inc.                      18,900        855,225
  Reliance Steel & Aluminum Co.       13,800        287,592
  Roanoke Electric Steel                 800          7,600
    Corporation
  Rock-Tenn Co. Class A                  900         12,132
  RTI International Metals,            1,600         16,160
    Inc.*
  Ryerson Tull, Inc.                   1,700         10,370
  Schnitzer Steel Industries,            300          6,270
    Inc.
  Schulman (A.), Inc.                 21,800        405,698
  Seminis, Inc. Class A*               1,000          2,880
  Silgan Holdings, Inc.*               7,600        187,568
  Solutia, Inc.                        8,200         29,766
  Southern Peru Copper                 1,100         15,840
    Corporation
  Spartech Corporation                12,900        266,127
  Standard Register Co.                  400          7,200
  Steel Dynamics, Inc.*               27,900        335,637

                                    SHARES        VALUE
                                  ----------   ------------
  Stepan Co.                             500   $     12,500
  Stericycle, Inc.*                   16,600        537,491
  Stillwater Mining Co.*               3,400         18,190
  Terra Industries, Inc.*              2,900          4,437
  Texas Industries, Inc.               1,600         38,880
  Timken Co.                           9,500        181,450
  Tremont Corporation                    100          2,980
  Trex Co., Inc.*                        100          3,530
  U.S. Concrete, Inc.*                 1,500          8,205
  United States Steel                 42,200        553,664
    Corporation
  Universal Forest Products,           1,100         23,453
    Inc.
  USEC, Inc.                          31,200        187,824
  USG Corporation*                     2,900         24,505
  Valhi, Inc.                          1,400         11,620
  Waste Connections, Inc.*               300         11,583
  Wausau-Mosinee Paper                30,100        337,722
    Corporation
  Wellman, Inc.                       29,100        392,559
  West Point Stevens, Inc.*            1,600            944
  Worthington Industries, Inc.        43,600        664,464
  York International Corporation       9,500        242,915
                                               ------------
                                                 18,701,081
                                               ------------
PRODUCER DURABLES -- 8.6%
  AAR Corporation                      1,900          9,785
  Acterna Corporation*                 1,400            224
  Active Power, Inc.*                  1,100          1,958
  Actuant Corporation Class A*           700         32,515
  Acuity Brands, Inc.                  2,300         31,142
  Adtran, Inc.*                       18,700        615,230
  Advanced Energy Industries,         34,000        432,480
    Inc.*
  Aether Systems, Inc.*                1,300          4,888
  Alamo Group, Inc.                      500          6,125
  Allen Telecom, Inc.*                 6,100         57,767
  American Tower Corporation           7,500         26,475
    Class A*
  Ameron International                   300         16,545
    Corporation
  Analogic Corporation                 7,800        392,246
  Anaren, Inc.*                       23,600        207,680
  Andrew Corporation*                  4,400         45,232
  Anixter International, Inc.*         2,500         58,125
  Applied Films Corporation*             600         11,994
  Applied Industrial                   1,500         28,350
    Technologies, Inc.
  Arris Group, Inc.*                   4,300         15,351
  Artesyn Technologies, Inc.*          2,200          8,448
  Astec Industries, Inc.*              1,200         11,916
  Audiovox Corporation*                1,300         13,443
  Avanex Corporation*                  3,000          3,144
  BE Aerospace, Inc.*                  1,800          6,552
  Beazer Homes USA, Inc.*             17,900      1,084,740
  Bel Fuse, Inc. Class B                 100          2,015
  Belden, Inc.                        10,700        162,854
  Black Box Corporation               13,000        582,400
  Briggs & Stratton Corporation       21,600        917,352
  Brooks Automation, Inc.              1,900         21,774

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  C & D Technologies, Inc.             1,800   $     31,806
  C-COR.net Corporation*               1,200          3,984
  Capstone Turbine Corporation*        2,700          2,430
  Carlisle Co., Inc.                   1,400         57,932
  Cascade Corporation                    700         11,165
  Centex Corporation                  17,500        878,500
  Champion Enterprises, Inc.*          3,800         10,830
  Coachmen Industries, Inc.            1,100         17,380
  Columbus McKinnon Corporation*         900          3,439
  Commscope, Inc.*                     4,000         31,600
  CompX International, Inc.              300          2,511
  Crane Co.                            5,800        115,594
  Crown Castle International          11,000         41,250
    Corporation*
  CUNO, Inc.*                            400         13,248
  Curtiss-Wright Corporation             500         31,910
  Dionex Corporation*                    400         11,884
  Dominion Homes, Inc.*                  200          2,850
  Ducommun, Inc.*                        500          7,925
  EDO Corporation                     18,000        374,040
  ESCO Technologies, Inc.*               900         33,300
  Esterline Technologies              15,300        270,351
    Corporation*
  Federal Signal Corporation           9,400        182,548
  Finisar Corporation*                 4,600          4,370
  Fleetwood Enterprises, Inc.*        39,700        311,645
  FLIR Systems, Inc.*                  8,600        419,680
  Flow International                     600          1,530
    Corporation*
  Flowserve Corporation*               8,500        125,715
  Foamex International, Inc.*          1,100          3,476
  Gardner Denver, Inc.*                1,200         24,360
  GenCorp, Inc.                        2,400         19,008
  General Cable Corporation           33,500        127,300
  Genlyte Group, Inc.*                   300          9,348
  Gorman-Rupp Co.                        200          4,700
  Graftech International, Ltd.*        3,900         23,244
  Griffon Corporation*                 1,800         24,516
  Harsco Corporation                  10,000        318,900
  Heico Corporation                    1,100         11,671
  Hexel Corporation*                     800          2,400
  HON Industries, Inc.                19,100        540,148
  Hovnanian Enterprises, Inc.         16,300        516,710
    Class A*
  IDEX Corporation                     1,200         39,240
  Ikon Office Solutions, Inc.         36,400        260,260
  Imagistics International,            1,400         28,000
    Inc.*
  Interface, Inc. Class A              3,400         10,438
  Ionics, Inc.*                        1,400         31,920
  JLG Industries, Inc.                 3,300         24,849
  Joy Global, Inc.*                    3,600         40,536
  Kaman Corporation                    1,800         19,800
  KB HOME                              6,200        265,670
  Kennametal, Inc.                    28,800        993,024
  Lancaster Colony Corporation           700         27,356
  LeCroy Corporation*                    400          4,440

                                    SHARES        VALUE
                                  ----------   ------------
  Lydall, Inc.*                          700   $      7,945
  M/I Schottenstein Homes, Inc.       19,300        536,540
  Manitowoc Co., Inc.                    800         20,400
  MDC Holdings, Inc.                   9,000        344,340
  Medis Technologies, Ltd.*              100            500
  Meritage Corporation*                7,500        252,375
  Mettler Toledo International,       26,200        839,972
    Inc.*
  Milacron, Inc.                       1,300          7,735
  Modtech Holdings, Inc.*                700          6,790
  Molecular Devices Corporation*         200          3,294
  Monaco Coach Corporation*              600          9,930
  Moog, Inc. Class A*                  1,200         37,248
  MRV Communications, Inc.*            2,700          2,889
  MTC Technologies, Inc.*              7,200        182,160
  Nacco Industries, Inc. Class A       7,900        345,783
  Netro Corporation*                   2,300          6,279
  New Focus, Inc.*                     2,900         11,136
  Newport Corporation*                 1,300         16,328
  Next Level Communications,           1,200            972
    Inc.*
  Nordson Corporation                    900         22,347
  NVR, Inc.*                           1,700        553,350
  Oplink Communications, Inc.*         7,600          6,004
  Optical Communication                  600            648
    Products, Inc.*
  Osmonics, Inc.*                        800         13,552
  Palm Harbor Homes, Inc.*               300          5,241
  Pentair, Inc.                        6,500        224,575
  Pittston Brink's Group              32,800        606,144
  Plantronics, Inc.*                  63,200        956,216
  Powell Industries, Inc.*               400          6,832
  Power-One, Inc.*                    24,100        136,647
  Powerwave Technologies, Inc.*       32,700        176,580
  Proton Energy Systems, Inc.*         1,800          5,400
  Proxim Corporation Class A*          9,300          8,091
  PTEK Holdings, Inc.*                 3,700         16,280
  Rayovac Corporation*                   800         10,664
  Regal-Beloit Corporation             7,200        149,040
  REMEC, Inc.*                         2,900         11,252
  Resource America, Inc.               1,200         10,813
  Robbins & Myers, Inc.                  800         14,720
  Sauer-Danfoss, Inc.                    700          5,530
  Scientific-Atlanta, Inc.            21,300        252,618
  Sequa Corporation Class A*             500         19,555
  Skyline Corporation                    500         14,750
  Smith, (A.O.) Corporation           17,600        475,376
  Somera Communications, Inc.*           300            810
  SPS Technologies, Inc.*              1,000         23,750
  Standard-Pacific Corporation         2,500         61,875
  Standex International                  800         19,072
    Corporation
  Starrett (L.S.) Co. (The)              500          8,300
    Class A
  Stewart & Stevenson Services,        2,200         31,108
    Inc.
  Stratex Networks, Inc.*              6,500         14,365

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Sturm Ruger & Co., Inc.                200   $      1,914
  Surebeam Corporation*                4,200         16,968
  Sycamore Networks, Inc.*            99,600        287,844
  Technical Olympic USA, Inc.*           200          2,962
  Tecumseh Products Co. Class A        1,200         52,956
  Tekelec*                            40,500        423,225
  Teledyne Technologies, Inc.*         1,000         15,680
  Tennant Co.                          5,900        192,340
  Terayon Communication Systems,       5,100         10,455
    Inc.*
  Terex Corporation*                   3,400         37,876
  Tetra Tech, Inc.*                   50,300        613,660
  Thomas Industries, Inc.              1,100         28,666
  Titan Corporation*                  24,500        254,800
  Toll Brothers, Inc.*                 8,700        175,740
  Tollgrade Communications Inc.*       6,700         78,591
  Tredegar Corporation*                1,900         28,500
  Trimble Navigation, Ltd.*           19,800        247,302
  Trinity Industries, Inc.             6,100        115,656
  Triumph Group, Inc.*                 1,100         35,134
  Turnstone Systems, Inc.*             2,600          7,020
  United Defense Industries,           1,700         39,610
    Inc.*
  Unova, Inc.*                         3,200         19,200
  URS Corporation                      1,800         25,614
  U.S. Industries, Inc.*               5,200         13,676
  Valmont Industries, Inc.               700         13,580
  Veridian Corporation*                7,400        157,916
  Viasat, Inc.                           500          5,770
  Virco Manufacturing                    330          3,366
    Corporation
  Wabtec Corporation                   2,200         30,888
  Watts Industries, Inc. Class A      19,200        302,208
  William Lyon Homes, Inc.*              400          8,732
  Wilson Greatbatch                   17,100        499,320
    Technologies, Inc.*
  Woodward Governor Co.                5,900        256,650
  X-Rite, Inc.                         1,200          8,388
  Zygo Corporation*                      300          2,097
                                               ------------
                                                 21,687,906
                                               ------------
TECHNOLOGY -- 13.1%
  3D Systems Corporation*                600          4,680
  Acxiom Corporation*                 17,000        261,460
  ADE Corporation*                       700          4,179
  Advanced Digital Information        40,700        273,097
    Corporation*
  Aeroflex, Inc.*                     82,800        571,320
  Agile Software Corporation*          1,600         12,384
  Alliance Semiconductor               1,800          7,074
    Corporation*
  Altiris, Inc.*                         100          1,592
  American Superconductor                700          2,107
    Corporation*
  Anadigics, Inc.*                       900          2,322
  Anteon International                10,000        240,000
    Corporation*
  Ascential Software                 208,700        500,880
    Corporation*
  ASM International NV*               56,900        734,010
  Aspen Technology, Inc.*                800          2,264

                                    SHARES        VALUE
                                  ----------   ------------
  Asyst Technologies, Inc.*              200   $      1,470
  Avid Technology, Inc.*                 200          4,590
  Avocent Corporation*                 5,300        117,766
  Axcelis Technologies, Inc.*         43,900        246,235
  AXT, Inc.*                             700          1,260
  Benchmark Electronics, Inc.*        28,200        808,212
  BISYS Group, Inc. (The)*            54,400        864,960
  Borland Software Corporation*       13,100        161,130
  Business Objects S.A. ADR*          30,400        456,000
  Cable Design Technologies            3,500         20,650
    Corporation*
  Caliper Technologies                   800          2,400
    Corporation*
  Caminus Corporation*                   300            702
  CCC Information Services               200          3,550
    Group*
  Centillium Communications,          23,400         52,884
    Inc.*
  Certegy, Inc.*                      12,800        314,240
  Checkpoint Systems, Inc.*            2,400         24,816
  ChipPAC, Inc. Class A*              38,600        137,030
  CIBER, Inc.*                         4,400         22,660
  Cirrus Logic, Inc.*                  5,000         14,400
  CNET Networks, Inc.*                 4,600         12,466
  Cognizant Technology Solutions       1,700        122,791
    Corporation*
  Cognos, Inc.*                       35,300        827,785
  Coherent, Inc.*                      9,000        179,550
  CompuCom Systems, Inc.*              1,700          9,537
  Computer Horizons Corporation*       2,300          7,521
  Computer Network Technology          1,000          7,100
    Corporation*
  Computer Programs and Systems,         100          2,476
    Inc.*
  Credence Systems Corporation*       69,400        647,502
  Cree, Inc.*                         17,300        282,855
  CTS Corporation                        700          5,425
  Cymer, Inc.*                        20,300        654,675
  Cypress Semiconductor               40,500        231,660
    Corporation*
  Datastream Systems, Inc.*              300          1,920
  DDI Corporation*                     2,800            616
  Digimarc Corporation*                  100          1,134
  Digital Insight Corporation*        36,650        318,489
  Documentum, Inc.*                   27,800        435,348
  DSP Group, Inc.*                       700         11,074
  Dupont Photomasks, Inc.*            36,200        841,650
  Dynamics Research Corporation*         100          1,401
  eFunds Corporation*                 11,900        108,409
  Electoglas, Inc.*                      300            462
  Electro Scientific Industries,       8,900        178,000
    Inc.*
  Electronics For Imaging, Inc.*      13,400        217,897
  EMCore Corporation*                    900          1,971
  EMS Technologies, Inc.*                300          4,683
  Emulex Corporation*                 15,600        289,380
  Enterasys Networks, Inc.*           10,600         16,536
  Entrust Technologies, Inc.*            200            672

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Exar Corporation*                   17,000   $    210,800
  F5 Networks, Inc.*                  16,100        172,914
  Fairchild Semicoductor              63,900        684,369
    International, Inc. Class A*
  Filenet Corporation*                14,800        180,560
  Foundry Networks, Inc.*             24,200        170,368
  FreeMarkets, Inc.*                  44,100        283,960
  FSI International, Inc.*             2,200          9,900
  Genesis Microchip, Inc.*            16,700        217,935
  Gentex Corporation*                 10,800        341,712
  Global Payments, Inc.               22,400        717,024
  Globespan Virata, Inc.*              4,400         19,404
  Handspring, Inc.*                      800            760
  Harris Interactive, Inc.*            2,900          8,555
  Henry (Jack) & Associates,          48,000        577,920
    Inc.
  Hutchinson Technology, Inc.*         2,000         41,400
  Hypercom Corporation*                2,500          9,325
  Hyperion Solutions Corp*            11,300        290,071
  iGate Corporation*                   1,500          3,930
  II-VI, Inc.*                           200          3,212
  Imation Corporation*                 2,800         98,224
  InFocus Corporation*                95,600        588,896
  Infogrames, Inc.*                      100            177
  Informatica Corporation*           101,400        584,064
  Information Resources, Inc.*         2,000          3,200
  Inforte Corporation*                   100            775
  Inktomi Corporation*                 5,100          8,160
  Integrated Circuit Systems,         37,400        682,550
    Inc.*
  Integrated Device Technology,       52,800        441,936
    Inc.*
  Integrated Silicon Solution,         2,000          8,720
    Inc.*
  Interland, Inc.                      9,600         12,480
  Inter-Tel, Inc.                     17,900        374,289
  International Rectifier              5,700        105,222
    Corporation*
  Internet Security Systems,           8,100        148,473
    Inc.*
  Intertrust Technologies              5,700         24,111
    Corporation*
  Interwoven, Inc.*                  202,000        525,200
  Iomega Corporation*                 68,000        533,800
  J.D. Edwards & Co.*                 20,700        233,496
  Keane, Inc.*                           800          7,192
  Kemet Corporation*                  18,800        164,312
  Lattice Semiconductor               40,900        358,693
    Corporation*
  Lawson Software, Inc.*              58,200        334,650
  Liberate Technologies, Inc.*         3,700          5,291
  Littelfuse, Inc.*                      700         11,802
  LTX Corporation*                    68,200        411,246
  Magma Design Automation, Inc.*         400          3,832
  Magnetek, Inc.*                      1,500          6,660
  Mantech International                  600         11,442
    Corporation Class A*
  Manufacturers Services, Ltd.*          700          3,878
  Manugistics Group, Inc.*             2,000          4,800
  Mapinfo Corporation*                   100            555

                                    SHARES        VALUE
                                  ----------   ------------
  MatrixOne, Inc.*                       800   $      3,440
  Mattson Technology, Inc.*            1,500          4,290
  Maxtor Corporation*                 13,600         68,816
  MCSi, Inc.*                          1,300          6,175
  Memc Electronic Materials,           1,300          9,841
    Inc.*
  Mentor Graphics Corporation*       105,200        826,872
  Mercury Computer Systems,            4,700        143,444
    Inc.*
  Merix Corporation*                     300          2,520
  MetaSolv, Inc.*                      1,800          2,466
  Methode Electronics, Inc.            5,300         58,141
    Class A
  Microtune, Inc.*                     3,200         10,016
  MTS Systems Corporation              1,700         17,034
  Mykrolis Corporation*                  700          5,110
  Nanometrics, Inc.*                     500          2,095
  National Instruments                14,400        467,856
    Corporation*
  Neoforma, Inc.*                        600          7,170
  Netegrity, Inc.*                       800          2,602
  NETIQ Corporation*                   1,500         18,525
  Netscout Systems Inc.*              16,200         70,470
  Netscreen Technologies, Inc.*       22,000        370,480
  Novell, Inc.*                       28,400         94,856
  NU Horizons Electronics             48,050        277,729
    Corporation*
  Nuance Communications, Inc.*         1,000          2,480
  Numerical Technologies, Inc.*        1,800          6,228
  On Semiconductor Corporation           600            822
  Openwave Systems, Inc.*            178,000        356,000
  Palm, Inc.*                         12,375        194,288
  Paradyne Networks, Inc.*             1,300          1,664
  Parametric Technology               46,700        117,684
    Corporation*
  Park Electrochemical                 1,000         19,200
    Corporation
  Paxar Corporation*                  21,100        311,225
  PC-Tel, Inc.*                        1,500         10,170
  Pec Soulutions, Inc.*                8,850        264,615
  Per-Se Technologies, Inc.*             500          4,485
  Pericom Semiconductor                1,400         11,634
    Corporation*
  Perot Systems Corporation           32,600        349,472
    Class A*
  Photronics, Inc.*                   92,000      1,260,399
  Pinnacle Systems, Inc.*             40,500        551,205
  Pioneer Standard Electronics,        2,300         21,114
    Inc.
  Pixelworks, Inc.*                   18,600        107,880
  Plato Learning, Inc.*                  200          1,188
  Pomeroy Computer Resources*            800          9,360
  Precise Software Solutions,         21,000        346,710
    Ltd.*
  ProcureNet, Inc.*+                   7,600              0
  Progress Software Corporation*      17,600        227,920
  Quantum Corporation*                10,100         26,967
  Quovadx, Inc.*                       1,500          3,630
  Radisys Corporation*                   500          3,990
  Rainbow Technologies, Inc.*          1,900         13,623

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Raindance Communications,            3,000   $      9,690
    Inc.*
  Read-Rite Corporation*               8,900          3,115
  Red Hat, Inc.*                       1,000          5,910
  Register.com, Inc.*                  2,200          9,900
  Richardson Electronics, Ltd.           500          4,330
  Riverstone Networks, Inc.*           1,200          2,544
  Roxio, Inc.*                           200            954
  RSA Security, Inc.*                  3,896         23,337
  Safeguard Scientifics, Inc.*         9,300         12,648
  SafeNet, Inc.*                       4,700        119,145
  Sandisk Corporation*                17,300        351,190
  SBS Technologies, Inc.*                900          8,244
  SCM Microsystems, Inc.*              1,200          5,100
  Seachange International, Inc.*         600          3,690
  Semtech Corporation*                19,000        207,480
  Serena Software, Inc.*              17,400        274,746
  SI International, Inc.*             10,000        108,100
  Silicon Graphics, Inc.*             14,800         16,724
  Siliconix, Inc.*                    11,200        262,080
  Sipex Corporation*                   1,900          7,030
  Skyworks Solutions, Inc.*           53,300        459,446
  Sonicblue, Inc.*                     6,300          2,835
  SonicWall, Inc.*                    45,400        164,802
  Speechworks International,             900          2,502
    Inc.*
  SPSS, Inc.*                            700          9,793
  SRA International, Inc. Class          100          2,709
    A*
  Standard Microsystems                1,000         19,470
    Corporation*
  Stoneridge, Inc.*                    1,000         11,900
  StorageNetworks, Inc.*               2,300          2,668
  Stratos Lightwave, Inc.*               280          1,232
  Suntron Corporation*                   100            467
  Sybase, Inc.*                       36,900        494,460
  SYKES Enterprises, Inc.*             4,800         15,744
  Synaptics Inc.*                        200          1,520
  Systems & Computer Technology        1,000          8,600
    Corporation*
  Take-Two Interactive Software*      10,700        251,343
  Technitrol, Inc.                     1,700         27,438
  Tellium, Inc.*                       2,700          1,728
  Therma-Wave, Inc.*                     200            210
  Thomas & Betts Corporation*         12,100        204,490
  THQ, Inc.*                          22,200        294,150
  Three-Five Systems Inc.*            31,000        199,950
  TIBCO Software, Inc*                 1,700         10,506
  Tier Technologies, Inc.*             8,700        139,200
  Transactions Systems                   800          5,200
    Architects, Inc.*
  Transmeta Corporation*               3,400          3,978
  Trikon Technologies, Inc.*             100            500
  Triquint Semiconductor, Inc.*       28,400        120,416
  TriZetto Group, Inc.*                  500          3,070
  TTM Technologies, Inc.*                100            331
  Ulticom, Inc.*                         300          2,247
  Ultratech Stepper, Inc.*             1,700         16,726
  United Online, Inc.*                 1,300         20,723

                                    SHARES        VALUE
                                  ----------   ------------
  Varian, Inc.*                        6,600   $    189,354
  Vastera, Inc.*                         400          2,260
  Veeco Instruments, Inc.*               200          2,312
  Verint Systems, Inc.*                  100          2,018
  Verity, Inc.*                          800         10,713
  Vicor Corporation*                     900          7,426
  Vignette Corporation*                9,000         11,043
  Vitesse Semiconductor               96,300        210,416
    Corporation*
  Vitria Technology, Inc.*             2,600          1,950
  Watchguard Technologies, Inc.*       1,000          6,381
  webMethods, Inc.*                   17,700        145,494
  Websense, Inc.*                     11,700        249,924
  Western Digital Corporation*        34,100        217,899
  Wind River Systems, Inc.*            1,400          5,740
  Woodhead Industries, Inc.              600          6,780
  Zoran Corporation*                  20,400        287,028
                                               ------------
                                                 32,922,504
                                               ------------
UTILITIES -- 3.9%
  AES Corporation (The)*             166,200        501,924
  Agl Resources, Inc.                  4,400        106,920
  Alamosa Holdings, Inc.*              3,800          1,976
  Allegiance Telecom, Inc.*            3,600          2,412
  Amdocs Ltd.*                        40,000        392,800
  American States Water Co.            1,000         23,150
  Aspect Telecomunications             3,900         11,076
    Corporation*
  Atmosphere Energy Corporation        3,200         74,624
  Avista Corporation                  34,800        402,288
  Black Hills Corporation              1,200         31,824
  Boston Communications Group,        11,100        141,081
    Inc.*
  Broadwing, Inc.*                    15,000         52,800
  California Water Service Group       1,000         23,650
  Calpine Corporation*                90,700        295,682
  Cascade Natural Gas                    400          8,000
    Corporation
  Centennial Communications              300            783
    Corporation*
  Central Vermont Public Service         900         16,452
    Corporation
  CH Energy Group, Inc.                1,300         60,619
  Citizens Communications Co.*        50,700        534,885
  Cleco Corporation                   36,100        505,400
  CT Communications, Inc.              1,300         14,690
  DQE, Inc.                            5,600         85,344
  Edison International*               48,700        577,095
  El Paso Electric Co.*                3,700         40,700
  Empire District Electric Co.         1,700         30,940
  Energen Corporation                  2,700         78,570
  Energy East Corporation             24,800        547,832
  Energysouth, Inc.                      100          2,820
  Golden Telecom, Inc.*                1,100         13,915
  Infonet Services Corporation         4,900          9,702
    Class B*
  ITXC Corporation*                    1,400          3,248
  Laclede Group, Inc.                  1,500         36,300

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Lightbridge, Inc.*                   2,000   $     12,300
  Mastec, Inc.*                        1,500          4,425
  MGE Energy, Inc.                       500         13,386
  New Jersey Resources                 1,900         60,021
    Corporation
  Northeast Utilities                 25,800        391,386
  Northwest Natural Gas Co.            2,000         54,120
  Northwestern Corporation             2,900         14,732
  Nui Corporation                      1,200         20,712
  Oneok, Inc.                         34,700        666,240
  Piedmont Natural Gas Co., Inc.       2,400         84,840
  Pinnacle West Capital               23,600        804,524
    Corporation
  PNM Resources, Inc.                 18,700        445,434
  Puget Energy, Inc.                  13,200        291,060
  RCN Corporation*                     2,000          1,060
  Semco Energy, Inc.                   1,400          8,540
  Sierra Pacific Resources             8,000         52,000
  SJW Corporation                        200         15,610
  South Jersey Industries, Inc.          900         29,718
  Southern Union Co.*                  3,200         52,800
  Southwest Gas Corporation            2,600         60,970
  Talk America Holdings, Inc.*         1,800         10,080
  Time Warner Telecom, Inc.            1,700          3,587
    Class A*
  Touch America Holding, Inc.*         7,700          3,003
  Ubiquitel, Inc.*                     4,300          1,720
  UGI Corporation                      1,200         44,868
  UIL Holdings Corporation               900         31,383
  Unisource Energy Corporation        24,500        423,605
  Unitil Corporation                     300          7,440
  West Corporation*                   27,900        463,140
  Westar Energy, Inc.                 39,300        389,070
  WGL Holdings, Inc.                   3,800         90,896

                                    SHARES        VALUE
                                  ----------   ------------
  Wisconsin Energy Corporation        19,900   $    501,480
  WPS Resource Corporation             2,500         97,050
                                               ------------
                                                  9,780,702
                                               ------------
TOTAL COMMON STOCK
  (Cost $245,469,457)                           234,420,377
                                               ------------
SHORT-TERM INVESTMENT -- 5.6%
  AB Funds Trust -- Money Market
    Fund
    (Cost $13,942,218)            13,942,218     13,942,218
                                               ------------
MUTUAL FUNDS -- 0.9%
  Gladstone Capital Corporation          500          8,235
  IShares Russell 2000                30,191      2,288,780
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $2,378,581)                               2,297,015
                                               ------------

                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 0.5%
U.S. Treasury Bills
  1.63%, 01/16/03++++          $   270,000         269,868
  1.64%, 01/16/03++++              930,000         929,565
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,199,232)                              1,199,433
                                              ------------
                                 SHARES
                               -----------
RIGHTS -- 0.0%
FINANCIAL SERVICES
  Interpool, Inc.
    (Cost $0)                           16               0
                                              ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $262,989,488)                          251,859,043
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.4%)                              (1,120,141)
                                              ------------
NET ASSETS -- 100.0%                          $250,738,902
                                              ============

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

International equity markets rebounded to post solid gains for the fourth quarter, although returns were still negative in most markets for the year. The MSCI EAFE(R) Index, a representation of developed non-U.S. markets, returned 6.45% for the quarter but was down -15.94% for the year. European markets led the rebound while the Japanese market missed the rally entirely, representing a reversal of the year's earlier trend in which the Japanese market held up better than European markets. Some of the year's most battered industries, such as telecommunication services and information technology, enjoyed the strongest gains during the quarter while consumer staples and other defensive industries were relatively weaker. Emerging markets outperformed the developed world during the quarter as the MSCI Emerging Markets Free(R) Index advanced 10.04%. Emerging markets have now outperformed developed markets for two consecutive years.

The International Equity Fund is primarily comprised of international stocks located in developed countries, and to a much lesser extent, in international stocks located in emerging markets (economies not deemed to be developed).(1) The Fund underperformed its benchmark, the MSCI ACWI(R) Free ex-US, during the fourth quarter. An underweight position to the financial sector and a slight overweight position to the information technology sector detracted from relative Fund performance. At the sub-adviser level, Capital Guardian delivered strong performance largely due to security selection within the healthcare and information technology sectors and an overweight position to the telecommunication services sector.

---------------

(1) Foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.

INTERNATIONAL EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------

                                                       RETIREMENT    INSTITUTIONAL                        MSCI AC WORLD
                                                         CLASS*         CLASS*        RETAIL CLASS*    FREE EX-U.S. INDEX**
                                                       ----------    -------------    -------------    --------------------
  One Year                                              (11.94%)       (11.72%)        (12.18%)              (14.67%)
  Since Inception (8/27/01 -- 12/31/02)                 (12.13%)       (12.02%)        (12.85%)              (14.77%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                 MSCI ALL COUNTRY WORLD FREE EX-
                                                                      RETIREMENT CLASS                     U.S. INDEX**
                                                                      ----------------           -------------------------------
8/27/01                                                                   10000.00                           10000.00
9/30/01                                                                    8731.00                            8677.00
10/31/01                                                                   9014.00                            8920.00
11/30/01                                                                   9460.00                            9328.00
12/31/01                                                                   9539.00                            9448.00
1/31/02                                                                    9203.00                            9043.00
2/28/02                                                                    9375.00                            9108.00
3/31/02                                                                    9891.00                            9603.00
4/30/02                                                                    9994.00                            9666.00
5/31/02                                                                   10149.00                            9771.00
6/30/02                                                                    9728.00                            9349.00
7/31/02                                                                    8773.00                            8438.00
8/31/02                                                                    8765.00                            8439.00
9/30/02                                                                    7939.00                            7544.00
10/31/02                                                                   8274.00                            7949.00
11/30/02                                                                   8541.00                            8331.00
12/31/02                                                                   8400.00                            8062.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002                   SHARES        VALUE
-----------------                 ----------   ------------
COMMON STOCK -- 0.1%
UNITED STATES
  UTStarcom, Inc.*
  (Cost $420,544)                     20,400   $    404,532
                                               ------------
FOREIGN COMMON STOCK -- 96.5%
AUSTRALIA -- 5.1%
  Alumina, Ltd.*                      98,500        271,781
  Amcor, Ltd.                        794,675      3,799,125
  Australia and New Zealand
    Banking Group, Ltd.               54,100        528,546
  BHP Billiton, Ltd.                 890,744      5,091,024
  BHP Steel, Ltd.                     68,913        125,340
  Brambles Industries, Ltd.           45,100        119,361
  Coles Myer, Ltd.                   359,970      1,277,007
  Commonwealth Bank of Australia      94,000      1,429,150
  CSR, Ltd.                          374,503      1,332,781
  Goodman Fielder, Ltd.            4,270,648      4,280,554
  InterOil Corporation*              180,000        131,766
  Lend Lease Corporation, Ltd.       460,470      2,520,310
  Mayne Group, Ltd.                  467,000        857,276
  National Australia Bank, Ltd.      221,340      3,957,218
  Orica, Ltd.                        201,526      1,191,535
  QBE Insurance Group, Ltd.           71,663        328,881
  Telstra Corporation, Ltd.          927,164      2,302,404
  WMC Resources, Ltd.                 98,500        234,064
  Woodside Petroleum, Ltd.           850,000      5,925,511
  Woolworths, Ltd.                   141,000        905,129
                                               ------------
                                                 36,608,763
                                               ------------
BELGIUM -- 1.6%
  Colruyt SA                          56,600      3,118,146
  Electrabel SA                        7,700      1,870,521
  Fortis                             168,647      2,962,774
  UCB SA                             107,900      3,396,749
                                               ------------
                                                 11,348,190
                                               ------------
BRAZIL -- 0.4%
  Aracruz Celulose SA ADR             30,550        567,008
  Brasil Telecom Participacoes
    SA ADR                            18,000        454,500
  Companhia Brasileira de
    Distribuicao Grupo Pao de
    Acucar ADR                        65,800      1,006,740
  Compania Paranaense de Energia
    ADR                               40,600        114,086
  Petroleo Brasileiro SA --
    Petrobras                         44,000        656,266
  Telecomunicacoes Brasileiras
    SA                                    12              0
  Uniao de Bancos Brasileiros SA
    GDR                               28,700        314,265
                                               ------------
                                                  3,112,865
                                               ------------
CANADA -- 1.2%
  Abitibi-Consolidated, Inc.          44,000        337,845
  Alcan, Inc.                          8,800        258,076
  Bank of Nova Scotia                 13,000        433,339
  BCE, Inc.                           68,000      1,226,753

                                    SHARES        VALUE
                                  ----------   ------------
  Manulife Financial Corporation     118,000   $  2,568,724
  Suncor Energy, Inc.                 27,400        428,401
  Talisman Energy, Inc.               36,000      1,295,497
  TELUS Corporation                   50,500        516,259
  Thomson Corporation (The)           66,200      1,761,000
                                               ------------
                                                  8,825,894
                                               ------------
CHILE -- 0.3%
  AFP Provida SA ADR                  40,000        923,600
  Distribucion y Servicio D&S SA
    ADR                               14,200        142,000
  Embotelladora Andina SA ADR
    Class A                           30,100        210,098
  Embotelladora Andina SA ADR
    Class B                           40,000        276,000
  Lan Chile SA ADR                    42,000        243,600
                                               ------------
                                                  1,795,298
                                               ------------
CHINA -- 0.2%
  China Development Financial
    Holding Corporation*             647,000        246,556
  China Petroleum & Chemical
    Corporation Class H            2,070,000        347,727
  China Telecom Corporation,
    Ltd.*                            458,000         80,460
  Jiangsu Expressway Co., Ltd.
    Class H                        1,434,100        422,964
  PetroChina Co., Ltd. Class H       680,000        135,156
  Travelsky Technology, Ltd.
    Class H                          601,000        416,164
                                               ------------
                                                  1,649,027
                                               ------------
CROATIA -- 0.1%
  Pliva DD GDR                        57,700        819,340
                                               ------------
CZECH REPUBLIC -- 0.2%
  Komercni Banka AS                   17,700      1,222,795
                                               ------------
DENMARK -- 0.6%
  Novo-Nordisk AS Class B            117,300      3,388,919
  TDC AS                              48,600      1,180,958
                                               ------------
                                                  4,569,877
                                               ------------
ECUADOR -- 0.0%
  La Cemento Nacional Ecuador
    GDR                               26,250        218,749
                                               ------------
EGYPT -- 0.1%
  Egyptian Co. for Mobile
    Services                          35,995        241,079
  Orascom Construction
    Industries                        63,667        318,471
                                               ------------
                                                    559,550
                                               ------------
ESTONIA -- 0.1%
  Hansabank, Ltd.                     52,000        871,969
                                               ------------
FINLAND -- 0.9%
  Nokia OYJ                          245,500      3,902,878
  Sonera Group OYJ                         1              3
  UPM-Kymmene OYJ                     72,300      2,321,563
                                               ------------
                                                  6,224,444
                                               ------------

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
FRANCE -- 8.2%
  Accor SA                            16,000   $    484,548
  Air Liquide SA                       9,412      1,241,475
  Alcatel SA                         134,932        591,850
  Assurances Generales de France      42,500      1,422,658
  Aventis SA                          31,898      1,733,860
  BNP Paribas SA                      45,500      1,853,957
  Bouygues SA                         69,200      1,933,014
  Carrefour SA                       136,991      6,099,382
  Compagnie de Saint-Gobain          119,200      3,497,311
  Essilor International SA
    Compagnie Generale D'Optique      14,100        580,737
  Groupe Danone                        6,900        928,235
  L'Oreal SA                          37,367      2,844,765
  Lafarge SA                          16,500      1,243,166
  Pechiney SA Class A                  9,600        336,867
  Renault SA                          29,600      1,390,902
  Sanofi-Synthelabo SA               179,593     10,977,567
  Schneider Electric SA               40,120      1,898,287
  Societe BIC SA                      14,600        503,279
  Societe Generale Class A            75,300      4,385,395
  Societe Television Francaise 1      94,100      2,514,020
  Suez SA                             51,342        891,105
  Total Fina Elf SA                   61,300      8,754,662
  Valeo SA                            34,399      1,079,289
  Vivendi Universal SA                93,500      1,509,979
                                               ------------
                                                 58,696,310
                                               ------------
GERMANY -- 3.2%
  Aixtron AG                          20,300         96,923
  Allianz AG                           4,700        447,081
  Bayer AG                           144,600      3,103,004
  Bayerische Hypo-und
    Vereinsbank AG                   118,771      1,896,906
  Bayerische Motoren Werke AG         15,600        473,417
  Continental AG                      93,500      1,461,903
  DaimlerChrysler AG                  16,100        495,855
  Deutsche Telekom AG                 88,600      1,138,913
  E.ON AG                             32,600      1,315,330
  Epcos AG                            15,400        159,499
  Metro AG                            69,100      1,649,606
  Muenchener Rueckversicherungs
    AG                                 4,700        562,242
  RWE AG                             110,764      2,870,889
  SAP AG                               5,100        404,160
  Schering AG                         16,000        695,930
  Siemens AG                          34,050      1,447,081
  ThyssenKrupp AG                     31,300        349,796
  Volkswagen AG                      123,024      4,484,773
                                               ------------
                                                 23,053,308
                                               ------------
GHANA -- 0.2%
  Ashanti Goldfields Co., Ltd.
    GDR 144A*                        184,100      1,076,985
                                               ------------

                                    SHARES        VALUE
                                  ----------   ------------
GREECE -- 0.3%
  Commercial Bank of Greece           12,196   $    185,569
  Hellenic Tellecommunications
    Organization SA                  144,511      1,592,249
  Piraeus Bank SA                     50,000        315,855
                                               ------------
                                                  2,093,673
                                               ------------
HONG KONG -- 3.9%
  BOC Hong Kong Holdings, Ltd.*      193,000        197,990
  Cheung Kong Holdings, Ltd.         150,000        976,166
  China Mobile, Ltd.*              1,368,000      3,254,065
  China Mobile, Ltd. ADR*             16,300        196,904
  China Unicom, Ltd.*                264,000        179,422
  CLP Holdings, Ltd.               1,150,000      4,630,455
  Hang Lung Properties, Ltd.         423,000        409,528
  Hang Seng Bank, Ltd.                78,100        831,238
  Hong Kong & China Gas Co.,
    Ltd.                           4,290,000      5,556,160
  Hongkong Electric Holdings,
    Ltd.                             827,500      3,130,302
  Hongkong Land Holdings, Ltd.       283,000        390,540
  Hutchison Whampoa, Ltd.            119,000        744,668
  Jardine Matheson Holdings,
    Ltd.*                            263,600      1,647,500
  Johnson Electric Holdings,
    Ltd.                             542,000        594,240
  Li & Fung, Ltd.                    516,000        489,641
  Shangri-La Asia, Ltd.              463,000        302,794
  Sun Hung Kai Properties, Ltd.      279,485      1,655,757
  Swire Pacific, Ltd. Class A         88,500        338,186
  Wharf Holdings, Ltd.             1,308,000      2,465,592
                                               ------------
                                                 27,991,148
                                               ------------
HUNGARY -- 0.4%
  Delmagyarorszagi Aramszol GDR       35,000        337,750
  Gedeon Richter Rt. GDR               7,500        496,125
  Matav Rt. ADR                       30,700        546,460
  Mol Magyar Olaj-es Gazipari
    Rt.                                3,419         79,768
  Mol Magyar Olaj-es Gazipari
    Rt. GDR                           24,681        577,535
  OTP Bank Rt.                        86,000        845,425
                                               ------------
                                                  2,883,063
                                               ------------
INDIA -- 0.6%
  Gail India Ltd. GDR*               175,000      1,537,217
  Hindalco Industries, Ltd. GDR
    144A                              18,600        228,036
  Infosys Technologies, Ltd. ADR       3,661        254,623
  Mahanagar Telephone Nigam,
    Ltd. ADR                         130,000        513,500
  Ranbaxy Laboratories, Ltd. GDR      74,000        945,720
  Reliance Industries, Ltd. GDR
    144A                              27,100        336,040
  Satyam Computer Services, Ltd.
    ADR                               13,200        169,620
  State Bank of India, Ltd. GDR       12,900        167,700
                                               ------------
                                                  4,152,456
                                               ------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
INDONESIA -- 0.3%
  PT Ramayana Lestari Sentosa
    TBK                            1,362,700   $    384,449
  PT Telekomunikasi Indonesia
    TBK                            2,640,900      1,136,029
  PT Unilever Indonesia TBK          300,000        610,056
                                               ------------
                                                  2,130,534
                                               ------------
IRELAND -- 0.5%
  Allied Irish Banks PLC             105,000      1,441,178
  CRH PLC                            152,862      1,889,364
  Irish Life & Permanent PLC          21,500        232,379
                                               ------------
                                                  3,562,921
                                               ------------
ISRAEL -- 0.2%
  Check Point Software
    Technologies, Ltd.*               92,800      1,203,616
  Orbotech, Ltd.*                     24,000        330,216
  Teva Pharmaceutical
    Industries, Ltd. ADR               4,400        169,884
                                               ------------
                                                  1,703,716
                                               ------------
ITALY -- 2.5%
  Assicurazioni Generali SpA          14,100        289,999
  ENI SpA                            491,800      7,818,472
  IntesaBci SpA                    1,914,356      4,037,751
  Mediaset SpA                       475,659      3,623,707
  Telecomm Italia Mobile SpA         517,205      2,360,874
                                               ------------
                                                 18,130,803
                                               ------------
JAPAN -- 21.3%
  Acom Co., Ltd.                      14,300        469,959
  Advantest Corporation               60,000      2,689,811
  Aeon Co., Ltd.                      64,000      1,515,463
  Aiful Corporation                   10,605        398,570
  Bridgestone Corporation            208,000      2,576,556
  Canon, Inc.                        332,000     12,505,598
  Chubu Electric Power Co., Inc.       4,900         87,537
  Chugai Pharmaceutical Co.,
    Ltd.                              35,400        337,086
  Dai Nippon Printing Co., Ltd.      161,000      1,781,351
  Daiichi Pharmaceutical Co.,
    Ltd.                              75,000      1,076,304
  Daiwa Securities Group, Inc.       134,000        595,079
  Denso Corporation                  208,200      3,415,903
  East Japan Railway Co.                 312      1,548,563
  Eisai Co., Ltd.                    127,000      2,852,068
  Fanuc, Ltd.                         71,900      3,180,879
  Fuji Machine Manufacturing
    Co., Ltd.                         65,000        613,466
  Fuji Photo Film Co., Ltd.          143,000      4,663,435
  Fuji Soft ABC, Inc.                  1,100         17,380
  Fujisawa Pharmaceutical Co.,
    Ltd.                             140,000      3,202,999
  Futaba Corporation                  65,000      1,292,660
  Hirose Electric Co., Ltd.           41,000      3,130,192
  Hitachi, Ltd.                      594,000      2,277,491
  Honda Motor Co., Ltd.              209,200      7,739,004
  Hoya Corporation                    11,900        833,311
  Ito-Yokado Co., Ltd.               129,000      3,804,667

                                    SHARES        VALUE
                                  ----------   ------------
  Japan Airlines Co., Ltd.           102,000   $    217,460
  Japan Telecom Co., Ltd.                532      1,649,751
  Kansai Electric Power Co.,
    Inc. (The)                        25,000        377,728
  Kao Corporation                    180,000      3,951,292
  Keyence Corporation                 22,200      3,863,064
  Konica Corporation                 139,000      1,008,502
  Kubota Corporation                 399,000      1,082,649
  Matsushita Electric Industrial
    Co., Ltd.                        392,686      3,871,597
  Millea Holdings, Inc.                  535      3,850,087
  Mitsubishi Estate Co., Ltd.        573,000      4,364,977
  Mitsubishi Heavy Industries,
    Ltd.                             315,000        769,781
  Mitsubishi Motors Corporation*     180,000        386,787
  Mitsubishi Tokyo Financial
    Group, Inc.                          370      2,011,038
  Mitsui Fudosan Co., Ltd.           120,000        778,630
  Mitsui Sumitomo Insurance Co.,
    Ltd.                              78,000        358,877
  Murata Manufacturing Co., Ltd.      76,700      3,005,434
  NEC Corporation                    170,000        636,049
  Nikko Cordial Corporation          662,000      2,231,397
  Nikon Corporation                    4,000         30,067
  Nintendo Co., Ltd.                   4,300        401,845
  Nippon Telegraph & Telephone
    Corporation                          834      3,029,021
  Nippon Television Network
    Corporation                       13,290      1,982,244
  Nissan Motor Co., Ltd.             688,500      5,372,467
  Nitto Denko Corporation             16,700        475,655
  Nomura Holdings, Inc.              117,000      1,315,227
  NTT DoCoMo, Inc.                     1,666      3,074,525
  ORIX Corporation                    35,600      2,294,935
  Pioneer Corporation                 98,900      1,854,322
  Rohm Co., Ltd.                      41,110      5,234,448
  Sankyo Co. Ltd.                     37,000        464,254
  Secom Co., Ltd.                     70,000      2,400,774
  Sekisui House, Ltd.                113,000        799,865
  Shimamura Co., Ltd.                  1,200         76,447
  Shin-Etsu Chemical Co., Ltd.       155,500      5,097,285
  Shionogi & Co., Ltd.                87,000      1,230,184
  Sony Corporation                    71,900      3,005,173
  Sumitomo Chemical Co., Ltd.        252,000        995,938
  Suzuki Motor Corporation            96,000      1,043,566
  Takeda Chemical Industries,
    Ltd.                             114,000      4,764,808
  TDK Corporation                     17,000        684,756
  Terumo Corporation                  50,200        694,602
  THK Co., Ltd.                        1,000         11,014
  Tokyo Electron, Ltd.                39,500      1,787,435
  Tokyu Corporation                  161,000        567,102
  Toray Industries, Inc.             239,000        507,525
  Toyota Motor Corporation            31,000        833,319
  West Japan Railway Co.                 483      1,713,516
  Yamanouchi Pharmaceutical Co.,
    Ltd.                             125,000      3,623,493
                                               ------------
                                                152,386,244
                                               ------------

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
JORDAN -- 0.0%
  Arab Bank PLC                        1,050   $    272,266
                                               ------------
LUXEMBOURG -- 0.1%
  Millicom International
    Cellular SA*                      51,600         91,848
  SES Global FDR                      30,800        206,849
  Tenaris SA ADR*                      7,043        135,364
                                               ------------
                                                    434,061
                                               ------------
MALAYSIA -- 0.4%
  Hong Leong Bank BHD                229,000        271,186
  Malayan Banking BHD                104,000        202,527
  Malaysian Oxygen BHD               167,000        439,476
  OYL Industries BHD                 109,000        588,029
  Public Bank BHD                  1,324,375        816,404
  Transmile Group BHD                420,000        269,686
                                               ------------
                                                  2,587,308
                                               ------------
MEXICO -- 1.2%
  Alfa SA de CV Class A              104,000        166,277
  America Movil SA de CV ADR
    Series L                          76,300      1,095,668
  Apasco SA de CV                     75,800        454,192
  Cemex SA de CV                     203,729        874,765
  Coca-Cola Femsa SA de CV ADR        37,100        664,090
  Grupo Financiero Bancomer SA
    de CV*                         1,505,600      1,138,121
  Grupo Mexico SA de CV Series B     121,000        132,980
  Grupo Televisa SA ADR*              17,300        483,189
  Kimberly-Clark de Mexico SA de
    CV Class A                       177,400        406,881
  Telefonos de Mexico SA de CV
    ADR Class L                       96,600      3,089,267
  Walmart de Mexico SA de CV         136,600        310,692
                                               ------------
                                                  8,816,122
                                               ------------
NETHERLANDS -- 7.3%
  ABN AMRO Holding NV                227,429      3,718,211
  Aegon NV                           235,307      3,027,235
  Akzo Nobel NV                       41,000      1,300,597
  ASML Holding NV*                    41,800        349,148
  CSM NV                             160,000      3,354,565
  Gucci Group NV                      23,473      2,150,127
  Hagemeyer NV                       164,000      1,187,446
  IHC Caland NV                       55,000      2,903,029
  ING Groep NV                       198,799      3,366,964
  Koninklijke Ahold NV                53,530        679,678
  Koninklijke Numico NV               74,600        939,379
  Koninklijke Philips
    Electronics NV                    88,800      1,556,520
  Reed Elsevier NV                   224,074      2,739,291
  Royal Dutch Petroleum Co.          246,388     10,846,065
  Royal KPN NV                       479,482      3,119,498
  TPG NV                              76,000      1,232,148
  Unilever NV                         46,971      2,885,875

                                    SHARES        VALUE
                                  ----------   ------------
  VNU NV                             140,180   $  3,655,386
  Wolters Kluwer NV                  158,117      2,754,276
                                               ------------
                                                 51,765,438
                                               ------------
NEW ZEALAND -- 0.5%
  Carter Holt Harvey, Ltd.           329,216        301,345
  Telecom Corporation of New
    Zealand, Ltd.                  1,439,089      3,409,821
                                               ------------
                                                  3,711,166
                                               ------------
NORWAY -- 0.5%
  Norsk Hydro ASA                     40,500      1,815,200
  Norske Skogindustrier ASA           19,100        270,189
  Statoil ASA                        144,000      1,215,979
                                               ------------
                                                  3,301,368
                                               ------------
PERU -- 0.1%
  Compania de Minas Buenaventura
    SA                                56,600        747,853
  Compania de Minas Buenaventura
    SA ADR                            11,900        314,041
  Sociedad Minera el Brocal SA*          566            338
                                               ------------
                                                  1,062,232
                                               ------------
PHILIPPINES -- 0.1%
  ABS-CBN Broadcasting
    Corporation PDR*                 466,900        142,121
  Ayala Land, Inc.                 1,368,000        116,595
  Bank of the Philippine Islands     347,800        218,250
                                               ------------
                                                    476,966
                                               ------------
POLAND -- 0.0%
  Bank Pekao SA                        8,680        213,915
                                               ------------
RUSSIA -- 0.7%
  Gazprom ADR                         11,000        129,800
  LUKOIL ADR                          28,400      1,744,918
  Mining and Metallurgical Co.
    Norilsk Nickel ADR                38,700        782,522
  Mobile Telesystems ADR              29,200      1,084,488
  Vimpel-Communications ADR*          12,700        406,527
  Wimm-Bill-Dann Foods OJSC ADR*      11,500        206,425
  YUKOS ADR                            4,900        684,775
                                               ------------
                                                  5,039,455
                                               ------------
SINGAPORE -- 1.1%
  City Developments, Ltd.             26,000         62,358
  DBS Group Holdings, Ltd. 144A
    ADR                              233,000      1,477,639
  Haw Par Corporation, Ltd.            2,759          5,186
  Oversea-Chinese Banking
    Corporation, Ltd.                346,000      1,924,981
  Singapore Airlines, Ltd.            78,000        458,689
  Singapore Telecommunications,
    Ltd.                           2,431,800      1,738,492
  United Overseas Bank, Ltd.         244,000      1,659,950
  Venture Manufacturing Ltd.          42,000        336,579
                                               ------------
                                                  7,663,874
                                               ------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
SOUTH AFRICA -- 1.5%
  Alexander Forbes, Ltd.             400,000   $    650,309
  Anglo American Platinum
    Corporation, Ltd.                  7,930        292,043
  Anglo American PLC                 126,568      1,865,951
  Gold Fields, Ltd.                   26,900        375,887
  Impala Platinum Holdings, Ltd.       4,570        290,268
  MTN Group, Ltd.*                   373,500        533,228
  Sasol, Ltd.                        540,200      6,610,430
  Venfin, Ltd.*                      199,900        410,259
                                               ------------
                                                 11,028,375
                                               ------------
SOUTH KOREA -- 2.7%
  Hyundai Motor Co., Ltd.*            14,560        340,660
  Kookmin Bank ADR                    18,988        671,226
  Kookmin Bank*                       55,414      1,962,302
  Kookmin Credit Card Co., Ltd.*      14,000        341,132
  KorAm Bank*                         14,760         92,091
  Korea Electric Power
    Corporation*                      67,690      1,041,560
  Korea Electric Power
    Corporation ADR                   88,900        755,650
  KT Corporation*                     17,970        768,162
  KT Corporation ADR                  66,951      1,442,794
  KT Freetel*                         24,000        570,634
  LG Chemical Investment, Ltd.             8             50
  LG Chemical, Ltd.*                   9,120        312,189
  LG Electronics, Inc.*                5,160        179,679
  POSCO                                2,850        283,546
  POSCO ADR                            5,100        126,123
  S-Oil Corporation*                  37,700        516,525
  S1 Corporation                      39,284        688,931
  Samsung Electronics Co., Ltd.        6,261      1,657,564
  Samsung Electronics Co., Ltd.
    GDR                               43,866      4,335,811
  Samsung Fire & Marine
    Insurance                         11,400        622,841
  Shinhan Financial Group Co.,
    Ltd.*                             14,960        156,405
  Shinsegae Co., Ltd.*                 1,870        235,711
  SK Telecom Co., Ltd.*                3,230        623,641
  SK Telecom Co., Ltd. ADR            61,872      1,320,967
  Tae Young Corporation*              10,000        320,391
                                               ------------
                                                 19,366,585
                                               ------------
SPAIN -- 2.5%
  Acerinox SA                         14,628        537,093
  Banco Bilbao Vizcaya
    Argentaria SA                    167,300      1,601,075
  Banco Santander Central
    Hispano SA                       367,608      2,522,804
  Endesa SA                          170,570      1,995,714
  Grupo Dragados SA                  100,000      1,699,949
  Iberdrola SA                       205,800      2,883,018
  Inditex SA                          63,100      1,490,478
  Telefonica SA*                     616,291      5,516,398
                                               ------------
                                                 18,246,529
                                               ------------

                                    SHARES        VALUE
                                  ----------   ------------
SRI LANKA -- 0.0%
  DFCC Bank                          168,000   $    269,245
                                               ------------
SWEDEN -- 1.9%
  Assa Abloy AB Class B               79,374        906,394
  Electrolux AB Class B               91,900      1,450,221
  ForeningsSparbanken AB              81,600        964,591
  Hennes & Mauritz AB Class B        144,200      2,780,292
  Nordbanken Holding Co. AB          255,601      1,126,444
  Nordea AB                          400,000      1,797,037
  Svenska Handelsbanken Class A       24,900        331,492
  Telefonaktiebolaget LM
    Ericsson Class B               2,285,516      1,600,037
  Telia AB                           163,799        616,596
  Teliasonera AB                     337,434      1,257,009
  Volvo AB Class B                    69,500      1,132,632
                                               ------------
                                                 13,962,745
                                               ------------
SWITZERLAND -- 3.8%
  Adecco SA                           30,109      1,180,241
  Compagnie Financiere Richemont
    AG Class A                       102,109      1,905,280
  Credit Suisse Group                 70,053      1,519,929
  Holcim, Ltd. Class B                 7,813      1,418,295
  Nestle SA                           32,600      6,908,129
  Novartis AG                        181,732      6,630,829
  Roche Holding AG                    12,500        871,038
  STMicroelectronics NV               66,400      1,296,318
  Swiss Reinsurance                   41,584      2,727,776
  Swisscom AG                          7,070      2,047,845
  Synthes-Stratec, Inc.                  542        332,407
  UBS AG                              15,580        757,202
                                               ------------
                                                 27,595,289
                                               ------------
TAIWAN -- 0.8%
  China Steel Corporation            768,060        428,540
  Chinatrust Financial Holding
    Co., Ltd.*                       310,000        252,315
  Compal Electronics, Inc.           379,500        392,924
  Faraday Technology
    Corporation*                     190,340        416,043
  Formosa Chemical & Fibre Co.       293,400        310,529
  Phoenixtec Power Co., Ltd.         514,402        389,093
  President Chain Store Corp          55,000         83,046
  Quanta Computer, Inc.               42,550         69,754
  Realtek Semiconductor
    Corporation                       40,300        104,314
  Sunplus Technology Co., Ltd.       165,693        309,751
  Synnex Technology
    International Corporation        139,000        209,879
  Taiwan Semiconductor
    Manufacturing Co., Ltd.*       1,653,795      2,026,219
  United Microelectronics
    Corporation*                     526,119        319,272
  Yamato Transport Co., Ltd.          22,000        287,351
                                               ------------
                                                  5,599,030
                                               ------------

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
THAILAND -- 0.2%
  Advanced Info Service Public
    Co., Ltd.                        220,000   $    182,297
  Bangkok Bank Public Co., Ltd.*     100,400        139,768
  BEC World Public Co., Ltd.          62,500        295,824
  PTT Exploration and Production
    Public Co., Ltd.                 197,900        652,014
  PTT Public Co., Ltd.               151,400        148,414
  Siam Cement Public Co., Ltd.         6,700        194,316
  Thai Farmers Bank PLC*             193,600        134,756
                                               ------------
                                                  1,747,389
                                               ------------
TURKEY -- 0.1%
  Akbank TAS*                     23,142,780         76,678
  Arcelik AS                      11,571,000         90,616
  Enka Insaat Ve Sanayi AS*        2,880,327         71,141
  Galatasaray Sportif Sinai ve
    Ticari Yatirimlar AS           4,000,000         78,313
  KOC Holding AS                   7,465,000         77,573
  Migros Turk TAS                 48,090,000        420,063
  Tupras-Turkiye Petrol
    Rafinerileri AS               25,107,000        117,973
  Turkcell Iletisim Hizmetleri
    AS ADR*                            4,358         67,549
                                               ------------
                                                    999,906
                                               ------------
UNITED KINGDOM -- 18.6%
  Abbey National PLC                 124,000      1,034,082
  Amvescap PLC                       189,100      1,211,653
  Antofagasta PLC                    175,000      1,760,847
  ARM Holdings PLC*                  110,000         85,004
  AstraZeneca PLC                    245,915      8,684,743
  BAA PLC                            307,755      2,497,118
  BAE Systems PLC                  1,023,143      2,042,497
  Barclays PLC                       117,200        726,427
  BG Group PLC                     2,413,600     10,413,663
  BHP Billiton PLC                   198,163      1,058,369
  BOC Group PLC                      145,100      2,074,359
  Boots Co. PLC                      554,500      5,231,216
  BP PLC                             271,283      1,864,893
  Brambles Industries PLC            702,924      1,720,107
  British Airways PLC              1,259,400      2,737,165
  British Sky Broadcasting PLC*      283,525      2,916,726
  BT Group PLC                       382,142      1,199,673
  Cable & Wireless PLC               815,418        587,458
  Cadbury Schweppes PLC              660,494      4,115,128
  Centrica PLC                       181,500        499,662
  Compass Group PLC                   70,500        374,547
  Dimension Data Holdings PLC*       436,700        203,885
  GKN PLC                            503,116      1,626,025
  GlaxoSmithKline PLC                367,100      7,044,725
  GUS PLC                            420,400      3,905,189
  Hays PLC                           589,300        879,942
  HBOS PLC                           430,100      4,535,386

                                    SHARES        VALUE
                                  ----------   ------------
  HSBC Holdings PLC                  195,911   $  2,165,224
  Johnson Matthey PLC                125,000      1,609,917
  Kingfisher PLC                   1,085,630      3,888,798
  Lloyds TSB Group PLC               600,600      4,312,446
  Logica CMG PLC                     340,400        822,024
  Marks & Spencer Group PLC          511,858      2,595,754
  National Grid Group PLC            135,500        995,826
  Next PLC                           303,434      3,597,829
  Pearson PLC                        141,300      1,306,880
  Peninsular & Oriental Steam
    Navigation Co. (The)             176,400        467,162
  Prudential PLC                     143,300      1,012,778
  Reckitt Benckiser PLC              157,800      3,061,241
  Reed Elsevier PLC                  347,462      2,975,928
  Reuters Group PLC                  228,800        653,819
  Rio Tinto PLC                      204,477      4,081,968
  Royal Bank of Scotland Group
    PLC                              198,704      4,760,066
  Safeway PLC                        268,000        920,084
  Scottish Power PLC                 206,000      1,202,206
  Shell Transport & Trading
    Company PLC                      640,000      4,214,119
  Smiths Group PLC                   151,700      1,698,581
  Standard Chartered PLC              99,600      1,132,055
  Trinity Mirror PLC                 310,000      2,160,992
  Unilever PLC                       295,500      2,811,567
  Vodafone Group PLC               4,952,068      9,028,763
  Xstrata PLC*                        44,000        459,728
                                               ------------
                                                132,966,244
                                               ------------
VENEZUELA -- 0.0%
  Compania Anonima Nacional
    Telefonos de Venezuela ADR        18,017        227,014
                                               ------------
TOTAL FOREIGN COMMON STOCK
  (Cost $813,914,602)                           693,040,444
                                               ------------
FOREIGN PREFERRED STOCK -- 0.2%
BRAZIL
  Banco Itau SA                    3,300,000        159,872
  Centrais Eletricas Brasileiras
    SA Class B                    15,500,000        102,632
  Companhia de Tecidos do Norte
    de Minas                       4,986,860        363,446
  Companhia Vale do Rio Doce           6,000        165,439
  Telecomunicacoes Brasileiras
    SA ADR                             8,100        151,065
  Telecomunicacoes de Sao Paulo
    SA                                     4              0
  Telefonica Data Brasil Holding
    SA*                                    4              0
  Telemar Norte Leste SA Class A  34,000,000        432,200
                                               ------------
TOTAL FOREIGN PREFERRED STOCK
  (Cost $1,935,869)                               1,374,654
                                               ------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
RIGHTS -- 0.0%
BRAZIL -- 0.0%
  Telecomunicacoes Brasileiras
    SA*                                   12   $          0
                                               ------------
PERU -- 0.0%
  Sociedad Minera el Brocal SA           566              0
                                               ------------
TOTAL RIGHTS
  (Cost $0)                                               0
                                               ------------
SHORT-TERM INVESTMENT -- 3.0%
  AB Funds Trust -- Money Market
    Fund
    (Cost $21,785,896)            21,785,896     21,785,896
                                               ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $838,056,911)                           716,605,526
OTHER ASSETS LESS
  LIABILITIES -- 0.2%                             1,592,759
                                               ------------
NET ASSETS -- 100.0%                           $718,198,285
                                               ============

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS DEFINITIONS AND ABBREVIATIONS

ADR     --   American Depository Receipt
CONV    --   Convertible
GDR     --   Global Depository Receipt
IO      --   Interest Only. Principal amount shown
             is notional.
PO      --   Principal Only
REIT    --   Real Estate Investment Trust
STEP    --   Stepped Coupon Bonds(1)
STRIP   --   Stripped Security.
TRACER  --   Tracking Certificate
*       --   Non-income producing security.
#       --   Security in default.
++      --   Variable rate security(1).
++++    --   All or a portion of the security was
             held as collateral for open futures,
             options and/or swap contracts.
@       --   Illiquid.
+       --   Security is valued at fair value.
(A)     --   Par is denominated in Australian
             dollars.
(C)     --   Par is denominated in Canadian
             dollars.
(E)     --   Par is denominated in European Euros.
(K)     --   Par is denominated in Norwegian Krone.
(N)     --   Par is denominated in New Zealand
             dollars.
(P)     --   Par is denominated in Polish Zloty.
144A    --   Security was purchased pursuant to
             Rule 144A under the Securities Act of
             1933 and may not be resold subject to
             that rule except to qualified
             institutional buyers.
(a)     --   Counterparty to contract is Goldman
             Sachs Capital Markets, LP.
(b)     --   Counterparty to contract is UBS AG.
(c)     --   Counterparty to contract is Salomon
             Brothers, Inc.
(d)     --   Counterparty to contract is Morgan
             Stanley Capital Services, Inc.
(e)     --   Counterparty to contract is Lehman
             Brothers Special Financing, Inc.
(f)     --   Counterparty to contract is Bank of
             America, NA.
(g)     --   Counterparty to contract is Citibank
             NA. London.
(h)     --   Counterparty to contract is JPMorgan
             Chase Bank.
(i)     --   Counterparty to contract is Merrill
             Lynch Capital Services, Inc.

(1) Interest rates shown reflect the rates currently in effect.

STATEMENTS OF ASSETS AND LIABILITIES

                                                                 MONEY       LOW-DURATION   MEDIUM-DURATION
                     DECEMBER 31, 2002                        MARKET FUND     BOND FUND        BOND FUND
                     -----------------                        ------------   ------------   ---------------
ASSETS
Investments at value (1)                                      $926,366,323   $804,309,877   $  958,992,383
Options purchased at value (2)                                          --            --           150,876
Collateral held for securities on loan at value                 28,073,200   157,776,664        64,909,827
Cash                                                                   434       290,324         1,863,894
Foreign currency (3)                                                    --     1,971,407         3,578,065
Receivables:
  Dividends and reclaims                                                --        27,502            76,704
  Interest                                                       2,241,957     5,811,001         9,337,350
  Interest on swaps                                                     --            --           259,443
  Investment securities sold                                            --       370,275       147,897,570
  Maturities                                                            --       327,518            21,985
  Fund shares sold                                               2,719,823        40,598            87,839
  Variation margin                                                      --        15,882            53,220
  Securities lending                                                 5,863        41,260            24,432
Unrealized appreciation on foreign currency exchange
  contracts                                                             --            --           131,928
Unrealized appreciation on swap agreements                              --       305,875         3,132,399
Prepaid expenses and other assets                                   12,498        11,705            11,043
                                                              ------------   ------------   --------------
  Total Assets                                                 959,420,098   971,299,888     1,190,528,958
                                                              ------------   ------------   --------------
LIABILITIES
Options written at value (4)                                            --            --         2,105,761
Unrealized depreciation on foreign currency exchange
  contracts                                                             --       222,517         1,706,730
Unrealized depreciation on swap agreements                              --            --         7,606,022
Collateral held for securities on loan at value                 28,073,200   157,776,664        64,909,827
Payables:
  Investment securities purchased                                       --    21,547,773       318,921,158
  Fund shares purchased                                          2,338,547            --                --
  Interest on swaps                                                     --            --           341,399
  Variation margin                                                      --         1,922            29,625
  Distributions                                                    311,087            --                --
  Securities lending                                                 1,759        12,378             7,330
Accrued expenses:
  Advisory fee payable                                              87,194        97,918            88,018
  Distribution fee payable                                           1,401         1,767             1,612
  Other accrued expenses                                           274,372       346,899           378,412
                                                              ------------   ------------   --------------
  Total Liabilities                                             31,087,560   180,007,838       396,095,894
                                                              ------------   ------------   --------------
NET ASSETS                                                    $928,332,538   $791,292,050   $  794,433,064
                                                              ============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in-capital                                               $928,331,861   $776,367,845   $  777,475,566
Undistributed net investment income (loss)                              --      (523,719)          358,616
Accumulated net realized gain (loss) on investments, foreign
  currency related items and derivative transactions                   677       836,455           466,748
Net unrealized appreciation (depreciation) on investments,
  foreign currency translations and derivative transactions             --    14,611,469        16,132,134
                                                              ------------   ------------   --------------
NET ASSETS                                                    $928,332,538   $791,292,050   $  794,433,064
                                                              ============   ============   ==============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Retail Class                     $ 16,537,688   $20,984,771    $   19,289,106
                                                              ------------   ------------   --------------
Retail shares outstanding                                       16,539,703     2,142,988         2,024,491
                                                              ------------   ------------   --------------
  Net asset value, offering price and redemption price per
    retail share                                              $       1.00   $      9.79    $         9.53
                                                              ============   ============   ==============
Net assets applicable to the Retirement Class                 $906,302,177   $763,987,195   $  767,925,689
                                                              ------------   ------------   --------------
Retirement shares outstanding                                  906,264,288    58,037,078        56,724,881
                                                              ------------   ------------   --------------
  Net asset value, offering price and redemption price per
    retirement share                                          $       1.00   $     13.16    $        13.54
                                                              ============   ============   ==============
Net assets applicable to the Institutional class              $  5,492,673   $ 6,320,084    $    7,218,269
                                                              ------------   ------------   --------------
Institutional shares outstanding                                 5,493,364       647,655           761,873
                                                              ------------   ------------   --------------
  Net asset value, offering price and redemption price per
    institutional share                                       $       1.00   $      9.76    $         9.47
                                                              ============   ============   ==============
---------------
(1) Investments at cost                                       $926,366,323   $790,291,907   $  939,850,695
                                                              ============   ============   ==============
(2) Premiums paid on options purchased                                  --            --    $      151,356
                                                              ============   ============   ==============
(3) Foreign currency at cost                                            --   $ 1,855,798    $    3,453,514
                                                              ============   ============   ==============
(4) Premiums received on options written                                --            --    $   (1,553,865)
                                                              ============   ============   ==============

                       See Notes to Financial Statements.

    EXTENDED-DURATION      EQUITY          VALUE            GROWTH        SMALL CAP     INTERNATIONAL
        BOND FUND        INDEX FUND     EQUITY FUND      EQUITY FUND     EQUITY FUND     EQUITY FUND
    -----------------   ------------   --------------   --------------   ------------   -------------
      $428,108,466      $312,381,412   $  958,441,137   $1,069,597,039   $251,859,043   $ 716,605,526
                --                --               --               --             --              --
        39,550,235        12,936,315       64,692,119       56,463,790     76,537,587      53,236,132
           750,530                --               --               --             --              --
                --                --               --               --             --         655,230
            11,830           457,837        2,099,555          818,172        162,748       1,128,935
         6,082,709                --               --               --             --              --
                --                --               --               --             --              --
                --            46,052        1,299,471        2,510,491        522,065         448,197
                --                --               --               --             --              --
            57,447           116,553           77,333          177,787         65,936          36,056
                --            10,500           64,950           61,800         12,650              --
            12,714             7,684           22,712           23,311         27,449          36,354
                --                --               --               --             --         274,744
                --                --               --               --             --              --
            10,647            10,575           10,876           10,709         10,755          10,645
      ------------      ------------   --------------   --------------   ------------   -------------
       474,584,578       325,966,928    1,026,708,153    1,129,663,099    329,198,233     772,431,819
      ------------      ------------   --------------   --------------   ------------   -------------
                --                --               --               --             --              --
                --                --               --               --             --           6,657
                --                --               --               --             --              --
        39,550,235        12,936,315       64,692,119       56,463,790     76,537,587      53,236,132
         2,212,798                --        3,325,641        5,502,343      1,583,510         133,934
            11,000                --               --               --             --              --
                --                --               --               --             --              --
                --                --               --               --             --              --
                --                --               --               --             --              --
                --                --               --               --             --              --
             3,814             2,305            6,814            6,993          8,235          10,906
            89,174            30,771          371,989          393,621         39,466         194,617
             2,058             1,119            1,202            1,092          1,113           1,190
           199,828           108,110          475,975          530,813        289,420         650,098
      ------------      ------------   --------------   --------------   ------------   -------------
        42,068,907        13,078,620       68,873,740       62,898,652     78,459,331      54,233,534
      ------------      ------------   --------------   --------------   ------------   -------------
      $432,515,671      $312,888,308   $  957,834,413   $1,066,764,447   $250,738,902   $ 718,198,285
      ============      ============   ==============   ==============   ============   =============
      $409,058,254      $373,699,544   $1,165,978,955   $1,562,092,087   $310,480,128   $ 925,035,206
          (338,265)           49,868          374,439               --         15,656         (53,440)
           644,548        (9,595,856)     (90,194,351)    (248,817,924)   (48,365,889)    (85,700,903)
        23,151,134       (51,265,248)    (118,324,630)    (246,509,716)   (11,390,993)   (121,082,578)
      ------------      ------------   --------------   --------------   ------------   -------------
      $432,515,671      $312,888,308   $  957,834,413   $1,066,764,447   $250,738,902   $ 718,198,285
      ============      ============   ==============   ==============   ============   =============
      $ 24,811,692      $ 12,890,316   $   13,986,535   $   12,502,999   $ 12,877,943   $  14,078,075
      ------------      ------------   --------------   --------------   ------------   -------------
         2,576,164         1,774,574        1,805,405        1,779,029      1,645,594       1,718,573
      ------------      ------------   --------------   --------------   ------------   -------------
      $       9.63      $       7.26   $         7.75   $         7.03   $       7.83   $        8.19
      ============      ============   ==============   ==============   ============   =============
      $401,197,856      $295,260,983   $  938,583,263   $1,049,708,860   $232,992,430   $ 698,703,963
      ------------      ------------   --------------   --------------   ------------   -------------
        27,439,171        24,740,666       79,195,606       93,495,400     22,734,435      72,300,951
      ------------      ------------   --------------   --------------   ------------   -------------
      $      14.62      $      11.93   $        11.85   $        11.23   $      10.25   $        9.66
      ============      ============   ==============   ==============   ============   =============
      $  6,506,123      $  4,737,009   $    5,264,615   $    4,552,588   $  4,868,529   $   5,416,247
      ------------      ------------   --------------   --------------   ------------   -------------
           675,140           655,771          677,301          644,374        618,225         655,776
      ------------      ------------   --------------   --------------   ------------   -------------
      $       9.64      $       7.22   $         7.77   $         7.07   $       7.88   $        8.26
      ============      ============   ==============   ==============   ============   =============
      $404,977,767      $363,524,634   $1,075,964,274   $1,315,294,060   $262,989,488   $ 838,056,911
      ============      ============   ==============   ==============   ============   =============
                --                --               --               --             --              --
      ============      ============   ==============   ==============   ============   =============
                --                --               --               --             --   $     656,339
      ============      ============   ==============   ==============   ============   =============
                --                --               --               --             --              --
      ============      ============   ==============   ==============   ============   =============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

                                                                  MONEY       LOW-DURATION    MEDIUM-DURATION
FOR THE YEAR ENDED DECEMBER 31, 2002                           MARKET FUND     BOND FUND         BOND FUND
------------------------------------                           -----------    ------------    ---------------
INVESTMENT INCOME
  Dividends                                                    $        --    $   349,431       $   962,930
  Interest                                                      18,454,235     32,207,937        41,283,408
  Securities Lending                                                23,297        299,731           229,277
     Less foreign taxes withheld                                        --             --                --
                                                               -----------    -----------       -----------
Total Investment Income                                         18,477,532     32,857,099        42,475,615
                                                               -----------    -----------       -----------
EXPENSES
  Investment advisory fees                                       1,876,003      3,270,997         3,570,002
  Transfer agent fees
     Retail shares                                                  32,172         27,908            28,480
     Retirement shares                                              26,618         18,705            18,983
     Institutional shares                                           13,780         13,783            13,708
  Custodian fees                                                    50,223         77,990           223,062
  Distribution fees                                                 15,835         18,673            16,001
  Shareholders servicing fees:
     Retail shares                                                  23,499         27,638            23,663
     Retirement shares                                           1,698,303      1,474,811         1,510,899
  Accounting and administration fees                               705,844        703,251           736,839
  Professional fees                                                 52,277         52,192            52,320
  Registration fees                                                  9,463          7,694             7,682
  Shareholder reporting fees
     Retail shares                                                   3,011            266             1,936
     Retirement shares                                              19,406         15,883            15,946
     Institutional shares                                              335            336               337
  Trustee fees                                                       3,107          2,880             2,936
  Line of credit facility fees                                       7,434          6,512             6,687
  Other expenses                                                    17,437         20,731            20,602
                                                               -----------    -----------       -----------
Total expenses                                                   4,554,747      5,740,250         6,250,083
Expenses waived                                                   (461,962)      (836,228)       (1,149,846)
Fees paid indirectly                                                (4,663)       (51,708)          (61,191)
                                                               -----------    -----------       -----------
Net expenses                                                     4,088,122      4,852,314         5,039,046
                                                               -----------    -----------       -----------
NET INVESTMENT INCOME (LOSS)                                    14,389,410     28,004,785        37,436,569
                                                               -----------    -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investment securities                                                677      8,740,991        31,965,942
  Futures transactions                                                  --      1,357,254         3,946,875
  Swap agreements                                                       --        497,542        (5,532,369)
  Option contracts                                                      --         13,403        (1,367,776)
  Foreign currency transactions                                         --       (481,801)         (534,211)
                                                               -----------    -----------       -----------
Net realized gain (loss)                                               677     10,127,389        28,478,461
                                                               -----------    -----------       -----------
Net change in unrealized appreciation (depreciation) on:
  Investment securities                                                 --      5,690,831         6,722,450
  Futures transactions                                                  --        744,945         1,077,611
  Swap agreements                                                       --         85,875        (1,929,861)
  Option contracts                                                      --        (10,028)         (407,954)
  Foreign currency translations                                         --        (75,292)       (1,340,515)
                                                               -----------    -----------       -----------
Net change in unrealized appreciation (depreciation)                    --      6,436,331         4,121,731
                                                               -----------    -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                677     16,563,720        32,600,192
                                                               -----------    -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $14,390,087    $44,568,505       $70,036,761
                                                               ===========    ===========       ===========

                       See Notes to Financial Statements.

    EXTENDED-DURATION      EQUITY          VALUE          GROWTH        SMALL CAP     INTERNATIONAL
        BOND FUND        INDEX FUND     EQUITY FUND     EQUITY FUND    EQUITY FUND     EQUITY FUND
    -----------------   ------------   -------------   -------------   ------------   -------------
       $   225,042      $  5,572,974   $  25,602,425   $   9,601,523   $  2,544,861   $  17,318,487
        28,646,874            12,406          99,585          77,818         29,027          46,265
            86,267            49,690         190,470         141,736        277,171         353,924
                --            (8,770)        (12,460)        (32,010)        (6,806)     (1,469,514)
       -----------      ------------   -------------   -------------   ------------   -------------
        28,958,183         5,626,300      25,880,020       9,789,067      2,844,253      16,249,162
       -----------      ------------   -------------   -------------   ------------   -------------
         2,040,102           578,550       7,312,151       8,886,732      3,136,192       7,460,413
            28,248            30,071          30,308          31,332         29,866          27,208
            18,468            18,624          18,940          18,624         18,346          18,897
            13,698            13,697          13,773          13,711         13,788          13,629
            31,633            35,858         126,835          66,270        174,870         623,938
            22,203            13,531          14,210          13,102         13,789          14,285
            32,892            19,988          21,000          19,340         20,373          21,118
           730,306           627,996       1,977,295       2,215,815        507,266       1,423,849
           431,868           378,071         792,672         822,984        351,206         725,512
            52,192            52,192          52,192          52,192         52,192          52,192
             8,515             8,765           8,015          11,124          8,050           8,597
             3,099             2,556           2,936           2,177          1,692           2,997
             8,155             7,537          21,570          23,756          6,329          15,762
               330               322             357             304            366             362
             1,484             1,180           3,790           4,104            989           2,817
             3,345             2,787           8,479           9,503          2,334           6,239
            17,537            17,438          17,437          17,436         17,437          41,164
       -----------      ------------   -------------   -------------   ------------   -------------
         3,444,075         1,809,163      10,421,960      12,208,506      4,355,085      10,458,979
          (403,336)         (415,565)       (799,349)     (1,527,054)      (751,391)     (1,630,911)
              (884)             (811)       (355,038)       (283,347)      (174,902)       (232,784)
       -----------      ------------   -------------   -------------   ------------   -------------
         3,039,855         1,392,787       9,267,573      10,398,105      3,428,792       8,595,284
       -----------      ------------   -------------   -------------   ------------   -------------
        25,918,328         4,233,513      16,612,447        (609,038)      (584,539)      7,653,878
       -----------      ------------   -------------   -------------   ------------   -------------
         6,923,125        (7,009,024)    (56,154,277)   (157,744,653)   (35,854,038)    (60,969,047)
                --        (1,328,099)     (7,759,792)    (12,924,475)    (2,985,168)             --
                --                --              --              --             --              --
                --                --              --              --             --              --
          (473,775)               --              --              --             --       2,396,265
       -----------      ------------   -------------   -------------   ------------   -------------
         6,449,350        (8,337,123)    (63,914,069)   (170,669,128)   (38,839,206)    (58,572,782)
       -----------      ------------   -------------   -------------   ------------   -------------
         7,183,095       (86,342,905)   (151,917,888)   (220,419,633)   (31,357,569)    (45,455,871)
                --          (145,928)     (1,145,421)     (1,481,994)      (324,587)             --
                --                --              --              --             --              --
                --                --              --              --             --              --
                --                --              --              --             --        (657,770)
       -----------      ------------   -------------   -------------   ------------   -------------
         7,183,095       (86,488,833)   (153,063,309)   (221,901,627)   (31,682,156)    (46,113,641)
       -----------      ------------   -------------   -------------   ------------   -------------
        13,632,445       (94,825,956)   (216,977,378)   (392,570,755)   (70,521,362)   (104,686,423)
       -----------      ------------   -------------   -------------   ------------   -------------
       $39,550,773      $(90,592,443)  $(200,364,931)  $(393,179,793)  $(71,105,901)  $ (97,032,545)
       ===========      ============   =============   =============   ============   =============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                      MONEY MARKET FUND
                                                                ------------------------------
                                                                FOR THE YEAR    FOR THE PERIOD
                                                                   ENDED         08/27/01 TO*
                                                                 12/31/2002        12/31/01
                                                                ------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                         $ 14,389,410     $  9,627,050
  Net realized gain on investment securities and futures
     transactions                                                        677          125,067
  Net change in unrealized appreciation (depreciation) on
     investment securities and futures transactions                       --               --
                                                                ------------     ------------
Net increase in net assets resulting from operations              14,390,087        9,752,117
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                     (211,879)          (1,994)
  Retirement shares                                              (14,080,267)      (9,624,892)
  Institutional shares                                               (98,374)            (165)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  Retail shares                                                       (2,139)              --
  Retirement shares                                                 (122,219)              --
  Institutional shares                                                  (709)              --
RETURN OF CAPITAL
  Retail shares                                                           --               --
  Retirement shares                                                       --               --
  Institutional shares                                                    --               --
                                                                ------------     ------------
Total dividends and distributions                                (14,515,587)      (9,627,051)
                                                                ------------     ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                     (68,734,603)     997,067,575
                                                                ------------     ------------
Total increase (decrease) in net assets                          (68,860,103)     997,192,641
                                                                ------------     ------------
NET ASSETS:
  Beginning of the Period                                       $997,192,641     $         --
                                                                ------------     ------------
  End of the Period                                             $928,332,538     $997,192,641
                                                                ============     ============

---------------

* Commencement of operations

                       See Notes to Financial Statements.

       LOW-DURATION BOND FUND         MEDIUM-DURATION BOND FUND      EXTENDED-DURATION BOND FUND
    -----------------------------   -----------------------------   -----------------------------
    FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
       ENDED        08/27/01 TO*       ENDED        08/27/01 TO*       ENDED        08/27/01 TO*
     12/31/2002       12/31/01       12/31/2002       12/31/01       12/31/2002       12/31/01
    ------------   --------------   ------------   --------------   ------------   --------------
    $ 28,004,785    $ 12,999,898    $ 37,436,569    $ 13,656,210    $ 25,918,328    $  9,084,573
      10,127,389       6,103,991      28,478,461       8,465,188       6,449,350       2,621,269
       6,436,331      (3,312,895)      4,121,731      (8,649,653)      7,183,095      (1,860,969)
    ------------    ------------    ------------    ------------    ------------    ------------
      44,568,505      15,790,994      70,036,761      13,471,745      39,550,773       9,844,873
    ------------    ------------    ------------    ------------    ------------    ------------
        (891,700)         (1,482)     (1,019,885)         (1,671)     (2,004,286)         (4,837)
     (28,377,608)    (13,521,823)    (37,167,512)    (14,176,685)    (23,749,846)     (9,079,567)
        (300,705)           (441)       (413,967)           (475)       (539,205)           (666)
        (314,466)           (915)       (749,228)         (2,002)       (608,575)           (829)
      (8,567,498)     (4,852,115)    (21,292,911)    (12,104,297)     (6,527,530)     (1,092,622)
         (95,235)           (198)       (282,811)           (503)       (159,603)            (99)
              --              --              --             (22)             --              --
              --              --              --        (133,095)             --              --
              --              --              --              (6)             --              --
    ------------    ------------    ------------    ------------    ------------    ------------
     (38,547,212)    (18,376,974)    (60,926,314)    (26,418,756)    (33,589,045)    (10,178,620)
    ------------    ------------    ------------    ------------    ------------    ------------
     (30,599,815)    818,456,552     (42,599,829)    840,869,457      13,696,928     413,190,762
    ------------    ------------    ------------    ------------    ------------    ------------
     (24,578,522)    815,870,572     (33,489,382)    827,922,446      19,658,656     412,857,015
    ------------    ------------    ------------    ------------    ------------    ------------
    $815,870,572    $         --    $827,922,446    $         --    $412,857,015    $         --
    ------------    ------------    ------------    ------------    ------------    ------------
    $791,292,050    $815,870,572    $794,433,064    $827,922,446    $432,515,671    $412,857,015
    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                      EQUITY INDEX FUND
                                                                ------------------------------
                                                                FOR THE YEAR    FOR THE PERIOD
                                                                   ENDED         08/27/01 TO*
                                                                 12/31/2002        12/31/01
                                                                ------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)                                  $  4,233,513     $  1,442,219
  Net realized gain (loss) on investment securities and
     futures transactions                                         (8,337,123)         738,625
  Net change in unrealized appreciation (depreciation) on
     investment securities and futures transactions              (86,488,833)     (15,997,236)
                                                                ------------     ------------
Net increase (decrease) in net assets resulting from
  operations                                                     (90,592,443)     (13,816,392)
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                     (284,510)          (2,070)
  Retirement shares                                               (3,810,917)      (1,402,825)
  Institutional shares                                              (114,879)            (174)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  Retail shares                                                      (51,388)          (1,700)
  Retirement shares                                                 (723,900)      (1,212,172)
  Institutional shares                                               (18,967)            (131)
RETURN OF CAPITAL
  Retail shares                                                           --               --
  Retirement shares                                                       --               --
  Institutional shares                                                    --               --
                                                                ------------     ------------
Total dividends and distributions                                 (5,004,561)      (2,619,072)
                                                                ------------     ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                       6,619,642      418,301,134
                                                                ------------     ------------
Total increase (decrease) in net assets                          (88,977,362)     401,865,670
                                                                ------------     ------------
NET ASSETS:
  Beginning of the Period                                       $401,865,670     $         --
                                                                ------------     ------------
  End of the Period                                             $312,888,308     $401,865,670
                                                                ============     ============

---------------

* Commencement of operations

                       See Notes to Financial Statements.

           VALUE EQUITY FUND                GROWTH EQUITY FUND              SMALL CAP EQUITY FUND
    -------------------------------   -------------------------------   -----------------------------
     FOR THE YEAR    FOR THE PERIOD    FOR THE YEAR    FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
        ENDED         08/27/01 TO*        ENDED         08/27/01 TO*       ENDED        08/27/01 TO*
      12/31/2002        12/31/01        12/31/2002        12/31/01       12/31/2002       12/31/01
    --------------   --------------   --------------   --------------   ------------   --------------
    $   16,612,447   $    5,136,392   $     (609,038)  $     (526,303)  $   (584,539)   $   (138,921)
       (63,914,069)     (26,405,694)    (170,669,128)     (78,149,114)   (38,839,206)     (9,565,700)
      (153,063,309)     (24,139,371)    (221,901,627)      55,642,968    (31,682,156)     13,284,681
    --------------   --------------   --------------   --------------   ------------    ------------
      (200,364,931)     (45,408,673)    (393,179,793)     (23,032,449)   (71,105,901)      3,580,060
    --------------   --------------   --------------   --------------   ------------    ------------
          (335,450)          (1,028)              --               --             --              --
       (15,700,497)      (5,063,466)              --               --             --              --
          (149,517)            (195)              --               --             --              --
                --               --               --               --             --              --
                --               --               --               --             --              --
                --               --               --               --             --              --
            (3,045)              --               --               --             --              --
          (134,245)              --               --               --             --              --
            (1,142)              --               --               --             --              --
    --------------   --------------   --------------   --------------   ------------    ------------
       (16,323,896)      (5,064,689)              --               --             --              --
    --------------   --------------   --------------   --------------   ------------    ------------
        15,069,203    1,209,927,399      105,305,231    1,377,671,458        (94,482)    318,359,225
    --------------   --------------   --------------   --------------   ------------    ------------
      (201,619,624)   1,159,454,037     (287,874,562)   1,354,639,009    (71,200,383)    321,939,285
    --------------   --------------   --------------   --------------   ------------    ------------
    $1,159,454,037   $           --   $1,354,639,009   $           --   $321,939,285    $         --
    --------------   --------------   --------------   --------------   ------------    ------------
    $  957,834,413   $1,159,454,037   $1,066,764,447   $1,354,639,009   $250,738,902    $321,939,285
    ==============   ==============   ==============   ==============   ============    ============

       INTERNATIONAL EQUITY FUND
     -----------------------------
     FOR THE YEAR   FOR THE PERIOD
        ENDED        08/27/01 TO*
      12/31/2002       12/31/01
     ------------   --------------
     $  7,653,878    $    751,640
      (58,572,782)    (25,722,073)
      (46,113,641)    (13,054,721)
     ------------    ------------
      (97,032,545)    (38,025,154)
     ------------    ------------
         (149,912)           (127)
       (7,393,223)     (2,242,578)
          (79,869)            (86)
               --              --
               --              --
               --              --
           (4,136)             --
         (174,185)             --
           (1,573)             --
     ------------    ------------
       (7,802,898)     (2,242,791)
     ------------    ------------
       27,592,506     835,709,167
     ------------    ------------
      (77,242,937)    795,441,222
     ------------    ------------
     $795,441,222    $         --
     ------------    ------------
     $718,198,285    $795,441,222
     ============    ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                      MONEY MARKET FUND
                                ---------------------------------------------------------------------------------------------
                                        RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
                                -----------------------------   -----------------------------   -----------------------------
                                FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                   ENDED        08/27/01* TO       ENDED        08/27/01* TO       ENDED        08/27/01* TO
                                  12/31/02        12/31/01        12/31/02        12/31/01        12/31/02        12/31/01
                                ------------   --------------   ------------   --------------   ------------   --------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE -- BEGINNING
  OF PERIOD                       $  1.00          $ 1.00         $   1.00        $   1.00         $ 1.00          $ 1.00
                                  -------          ------         --------        --------         ------          ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income              0.01            0.01             0.02            0.01           0.02            0.01
  Realized and unrealized gain
     (loss) on
     investments -- net                --              --               --              --             --              --
                                  -------          ------         --------        --------         ------          ------
     Total from investment
       operations                    0.01            0.01             0.02            0.01           0.02            0.01
                                  -------          ------         --------        --------         ------          ------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
     investment income              (0.01)          (0.01)           (0.02)          (0.01)         (0.02)          (0.01)
  Distributions from capital
     gains                             --++            --               --++            --             --++            --
  Return of capital                    --              --               --              --             --              --
                                  -------          ------         --------        --------         ------          ------
     Total dividends and
       distributions                (0.01)          (0.01)           (0.02)          (0.01)         (0.02)          (0.01)
                                  -------          ------         --------        --------         ------          ------
NET ASSET VALUE -- END OF THE
  PERIOD                          $  1.00          $ 1.00         $   1.00        $   1.00         $ 1.00          $ 1.00
                                  =======          ======         ========        ========         ======          ======
Total Return (1)                     1.38%           0.81%            1.60%           0.94%          1.80%           0.66%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                0.65%           0.75%            0.45%           0.44%          0.25%           0.25%
  Expenses -- including
     expense reduction (2)           0.65%           0.75%            0.44%           0.44%          0.25%           0.25%
  Expenses -- before waivers
     and expense reduction (2)       0.77%          16.37%            0.50%           0.49%          0.55%          90.37%
  Investment income -- net (2)       1.35%           1.98%            1.58%           2.72%          1.75%           2.60%
  Investment income (loss) --
     excluding waivers and
     expense reduction (2)           1.23%         (13.64)%           1.52%           2.67%          1.45%         (87.52)%
  Portfolio turnover rate (1)         N/A             N/A              N/A             N/A            N/A             N/A
Net Assets -- end of the
  period (000's)                  $16,538          $  788         $906,302        $996,380         $5,493          $   25
                                  =======          ======         ========        ========         ======          ======

---------------

 *  Commencement of operations

  #   Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

                                       LOW-DURATION BOND FUND
    ---------------------------------------------------------------------------------------------
            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
    -----------------------------   -----------------------------   -----------------------------
    FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
       ENDED        08/27/01* TO       ENDED        08/27/01* TO       ENDED        08/27/01* TO
      12/31/02        12/31/01        12/31/02        12/31/01        12/31/02        12/31/01
    ------------   --------------   ------------   --------------   ------------   --------------
      $  9.86          $10.00         $  13.06        $  13.10         $ 9.85          $10.00
      -------          ------         --------        --------         ------          ------
         0.33#           0.22             0.46#           0.21           0.37#           0.15
         0.22           (0.06)            0.27            0.05           0.19              --
      -------          ------         --------        --------         ------          ------
         0.55            0.16             0.73            0.26           0.56            0.15
      -------          ------         --------        --------         ------          ------
        (0.47)          (0.22)           (0.48)          (0.22)         (0.50)          (0.22)
        (0.15)          (0.08)           (0.15)          (0.08)         (0.15)          (0.08)
           --              --               --              --             --              --
      -------          ------         --------        --------         ------          ------
        (0.62)          (0.30)           (0.63)          (0.30)         (0.65)          (0.30)
      -------          ------         --------        --------         ------          ------
      $  9.79          $ 9.86         $  13.16        $  13.06         $ 9.76          $ 9.85
      =======          ======         ========        ========         ======          ======
         5.70%           1.54%            5.71%           1.96%          5.89%           1.54%
         0.79%           0.85%            0.62%           0.61%          0.46%           0.45%
         0.79%           0.85%            0.61%           0.61%          0.45%           0.45%
         0.93%          74.57%            0.72%           0.72%          0.78%          57.60%
         3.21%         (69.54)%           3.39%           4.36%          3.38%         (52.42)%
         3.35%           4.18%            3.50%           4.47%          3.71%           4.73%
       181.96%          79.53%          181.96%          79.53%        181.96%          79.53%
      $20,985          $3,458         $763,987        $812,387         $6,320          $   25
      =======          ======         ========        ========         ======          ======

                       See Notes to Financial Statements.

                                                                      MEDIUM-DURATION BOND FUND
                                    ---------------------------------------------------------------------------------------------
                                            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                       ENDED        08/27/01* TO       ENDED        08/27/01* TO       ENDED        08/27/01* TO
                                      12/31/02        12/31/01        12/31/02        12/31/01        12/31/02        12/31/01
                                    ------------   --------------   ------------   --------------   ------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $  9.70         $ 10.00         $  13.37        $  13.60        $  9.65         $ 10.00
                                      -------         -------         --------        --------        -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.42#           0.17             0.62#           0.22           0.46#           0.16
  Realized and unrealized gain
    (loss) on investments -- net         0.41           (0.04)            0.57           (0.02)          0.40           (0.08)
                                      -------         -------         --------        --------        -------         -------
    Total from investment
       operations                        0.83            0.13             1.19            0.20           0.86            0.08
                                      -------         -------         --------        --------        -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                              (0.63)          (0.23)           (0.65)          (0.23)         (0.67)          (0.23)
  Distributions from capital gains      (0.37)          (0.20)           (0.37)          (0.20)         (0.37)          (0.20)
  Return of capital                        --              --++             --              --++           --              --++
                                      -------         -------         --------        --------        -------         -------
    Total dividends and
       distributions                    (1.00)          (0.43)           (1.02)          (0.43)         (1.04)          (0.43)
                                      -------         -------         --------        --------        -------         -------
NET ASSET VALUE -- END OF THE
  PERIOD                              $  9.53         $  9.70         $  13.54        $  13.37        $  9.47         $  9.65
                                      =======         =======         ========        ========        =======         =======
Total Return (1)                         8.90%           1.30%            9.15%           1.49%          9.25%           0.89%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                    0.90%           0.92%            0.63%           0.64%          0.51%           0.52%
  Expenses -- including expense
    reduction (2)                        0.90%           0.90%            0.62%           0.62%          0.50%           0.50%
  Expenses -- before waivers and
    expense reduction (2)                1.03%          58.64%            0.77%           0.77%          0.82%          92.28%
  Investment income
    (loss) -- excluding waivers
    and expense reduction (2)            4.20%         (53.26)%           4.43%           4.46%          4.41%         (86.80)%
  Investment income -- net (2)           4.33%           4.48%            4.58%           4.61%          4.73%           4.98%
  Portfolio turnover rate (1)          542.94%         247.20%          542.94%         247.20%        542.94%         247.20%
Net Assets -- end of the period
  (000's)                             $19,289         $   123         $767,926        $827,774        $ 7,218         $    25
                                      =======         =======         ========        ========        =======         =======

---------------
 *  Commencement of operations

  #   Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

                                   EXTENDED-DURATION BOND FUND
-------------------------------------------------------------------------------------------------
            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
    -----------------------------   -----------------------------   -----------------------------
    FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
       ENDED        08/27/01* TO       ENDED        08/27/01* TO       ENDED        08/27/01* TO
      12/31/02        12/31/01        12/31/02        12/31/01        12/31/02        12/31/01
    ------------   --------------   ------------   --------------   ------------   --------------
      $  9.83          $10.00         $  14.37        $  14.38         $ 9.84          $10.00
      -------          ------         --------        --------         ------          ------
         0.62            0.32             0.90            0.32           0.65            0.24
                        (0.13)            0.47            0.03           0.29           (0.03)
         0.29
      -------          ------         --------        --------         ------          ------
         0.91            0.19             1.37            0.35           0.94            0.21
      -------          ------         --------        --------         ------          ------
        (0.87)          (0.32)           (0.88)          (0.32)         (0.90)          (0.33)
        (0.24)          (0.04)           (0.24)          (0.04)         (0.24)          (0.04)
           --              --               --              --             --              --
      -------          ------         --------        --------         ------          ------
        (1.11)          (0.36)           (1.12)          (0.36)         (1.14)          (0.37)
      -------          ------         --------        --------         ------          ------
      $  9.63          $ 9.83         $  14.62        $  14.37         $ 9.64          $ 9.84
      =======          ======         ========        ========         ======          ======
         9.93%           1.91%           10.03%           2.48%         10.27%           2.13%
         0.91%           1.06%            0.73%           0.74%          0.64%           0.66%
         0.91%           1.05%            0.73%           0.73%          0.64%           0.65%
             %          28.96%            0.82%           0.84%          0.88%          90.75%
         1.03
         6.06%         (21.77)%           6.20%           6.21%          6.23%         (83.48)%
         6.18%           6.14%            6.29%           6.32%          6.47%           6.62%
        45.17%          21.95%           45.17%          21.95%         45.17%          21.95%
      $24,812          $8,553         $401,198        $404,278         $6,506          $   26
      =======          ======         ========        ========         ======          ======

                       See Notes to Financial Statements.

                                                                          EQUITY INDEX FUND
                                    ---------------------------------------------------------------------------------------------
                                            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                       ENDED        08/27/01* TO       ENDED        08/27/01* TO       ENDED        08/27/01* TO
                                      12/31/02        12/31/01        12/31/02        12/31/01        12/31/02        12/31/01
                                    ------------   --------------   ------------   --------------   ------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $  9.63          $10.00         $  15.64        $  16.15        $  9.58          $10.00
                                      -------          ------         --------        --------        -------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.13            0.02             0.17            0.05           0.14            0.03
  Realized and unrealized loss on
     investments -- net                 (2.31)          (0.28)           (3.69)          (0.46)         (2.29)          (0.34)
                                      -------          ------         --------        --------        -------          ------
     Total from investment
       operations                       (2.18)          (0.26)           (3.52)          (0.41)         (2.15)          (0.31)
                                      -------          ------         --------        --------        -------          ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
     income                             (0.16)          (0.06)           (0.16)          (0.05)         (0.18)          (0.06)
  Distributions from capital gains      (0.03)          (0.05)           (0.03)          (0.05)         (0.03)          (0.05)
  Return of capital                        --              --               --              --             --              --
                                      -------          ------         --------        --------        -------          ------
     Total dividends and
       distributions                    (0.19)          (0.11)           (0.19)          (0.10)         (0.21)          (0.11)
                                      -------          ------         --------        --------        -------          ------
NET ASSET VALUE -- END OF THE
  PERIOD                              $  7.26          $ 9.63         $  11.93        $  15.64        $  7.22          $ 9.58
                                      =======          ======         ========        ========        =======          ======
Total Return (1)                       (22.71)%         (2.65)%         (22.59)%         (2.55)%       (22.57)%         (3.14)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                    0.45%           0.45%            0.40%           0.40%          0.25%           0.25%
  Expenses -- including expense
     reduction (2)                       0.45%           0.45%            0.40%           0.40%          0.25%           0.25%
  Expenses -- before waivers and
     reimbursements (2)                  0.81%          28.52%            0.51%           0.53%          0.60%          86.25%
  Investment income -- net (2)           1.21%           0.95%            1.21%           0.98%          1.40%           1.19%
  Investment income (loss) --
     excluding waivers and expense
     reduction (2)                       0.85%         (27.12)%           1.10%           0.85%          1.05%         (84.81)%
  Portfolio turnover rate (1)            3.17%           2.81%            3.17%           2.81%          3.17%           2.81%
Net Assets -- end of the period
  (000's)                             $12,890          $  367         $295,261        $401,471        $ 4,737          $   28
                                      =======          ======         ========        ========        =======          ======

---------------
 *  Commencement of operations

(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

                                          VALUE EQUITY FUND
    ---------------------------------------------------------------------------------------------
            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
    -----------------------------   -----------------------------   -----------------------------
    FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
       ENDED        08/27/01* TO       ENDED        08/27/01* TO       ENDED        08/27/01* TO
      12/31/02        12/31/01        12/31/02        12/31/01        12/31/02        12/31/01
    ------------   --------------   ------------   --------------   ------------   --------------
      $  9.61         $ 10.00         $  14.57       $    15.21       $  9.64          $10.00
      -------         -------         --------       ----------       -------          ------
         0.15            0.03             0.21             0.06          0.16            0.06
        (1.82)          (0.35)           (2.73)           (0.64)        (1.80)          (0.35)
      -------         -------         --------       ----------       -------          ------
        (1.67)          (0.32)           (2.52)           (0.58)        (1.64)          (0.29)
      -------         -------         --------       ----------       -------          ------
        (0.19)          (0.07)           (0.20)           (0.06)        (0.23)          (0.07)
           --              --               --               --            --              --
           --+             --               --+              --            --+             --
      -------         -------         --------       ----------       -------          ------
        (0.19)          (0.07)           (0.20)           (0.06)        (0.23)          (0.07)
      -------         -------         --------       ----------       -------          ------
      $  7.75         $  9.61         $  11.85       $    14.57       $  7.77          $ 9.64
      =======         =======         ========       ==========       =======          ======
       (17.48)%         (3.23)%         (17.37)%          (3.79)%      (17.22)%         (2.88)%
         1.15%           1.15%            0.90%            0.90%         0.76%           0.76%
         1.11%           1.15%            0.87%            0.90%         0.72%           0.76%
         1.29%          65.50%            0.98%            1.00%         1.06%          81.37%
         1.38%           1.12%            1.57%            1.29%         1.77%           1.60%
         1.20%         (63.23)%           1.46%            1.19%         1.43%         (79.01)%
        70.42%          21.09%           70.42%           21.09%        70.42%          21.09%
      $13,987         $   168         $938,583       $1,159,209       $ 5,265          $   77
      =======         =======         ========       ==========       =======          ======

                       See Notes to Financial Statements.

                                                                        GROWTH EQUITY FUND
                                   ---------------------------------------------------------------------------------------------
                                           RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
                                   -----------------------------   -----------------------------   -----------------------------
                                   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                      ENDED        08/27/01* TO       ENDED        08/27/01* TO       ENDED        08/27/01* TO
                                     12/31/02        12/31/01        12/31/02        12/31/01        12/31/02        12/31/01
                                   ------------   --------------   ------------   --------------   ------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $  9.81          $10.00        $    15.63      $    15.93       $  9.83          $10.00
                                     -------          ------        ----------      ----------       -------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)         (0.02)             --++           (0.01)          (0.01)         0.01              --++
  Realized and unrealized gain
     (loss) on investments -- net      (2.76)          (0.19)            (4.39)          (0.29)        (2.77)          (0.17)
                                     -------          ------        ----------      ----------       -------          ------
     Total from investment
       operations                      (2.78)          (0.19)            (4.40)          (0.30)        (2.76)          (0.17)
                                     -------          ------        ----------      ----------       -------          ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
     income                               --              --                --              --            --              --
  Distributions from capital
     gains                                --              --                --              --            --              --
                                     -------          ------        ----------      ----------       -------          ------
     Total dividends and
       distributions                      --              --                --              --            --              --
                                     -------          ------        ----------      ----------       -------          ------
NET ASSET VALUE -- END OF THE
  PERIOD                             $  7.03          $ 9.81        $    11.23      $    15.63       $  7.07          $ 9.83
                                     =======          ======        ==========      ==========       =======          ======
Total Return (1)                      (28.34)%         (1.90)%          (28.15)%         (1.88)%      (28.08)%         (1.70)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                   1.15%           1.15%             0.90%           0.90%         0.78%           0.78%
  Expenses -- including expense
     reduction (2)                      1.12%           1.15%             0.88%           0.90%         0.75%           0.78%
  Expenses -- before waivers and
     expense reduction (2)              1.36%          47.77%             1.02%           1.05%         1.14%          83.19%
  Investment income (loss) -- net
     (2)                               (0.28)%         (0.32)%           (0.05)%         (0.11)%        0.09%           0.02%
  Investment income (loss) --
     excluding waivers and
     expense reduction (2)             (0.52)%        (46.94)%           (0.19)%         (0.26)%       (0.30)%        (82.39)%
  Portfolio turnover rate (1)          41.41%           8.71%            41.41%           8.71%        41.41%           8.71%
Net Assets -- end of the period
  (000's)                            $12,503          $  309        $1,049,709      $1,354,301       $ 4,553          $   29
                                     =======          ======        ==========      ==========       =======          ======

---------------
 *  Commencement of operations

 ++  Amount represents less than $0.01 per share.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

                                        SMALL CAP EQUITY FUND
    ---------------------------------------------------------------------------------------------
            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
    -----------------------------   -----------------------------   -----------------------------
    FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
       ENDED        08/27/01* TO       ENDED        08/27/01* TO       ENDED        08/27/01* TO
      12/31/02        12/31/01        12/31/02        12/31/01        12/31/02        12/31/01
    ------------   --------------   ------------   --------------   ------------   --------------
      $ 10.09         $ 10.00         $  13.18        $  13.07        $  10.12         $10.00
      -------         -------         --------        --------        --------         ------
        (0.04)             --++          (0.02)          (0.01)          (0.01)            --
        (2.22)           0.09            (2.91)           0.12           (2.23)          0.12
      -------         -------         --------        --------        --------         ------
        (2.26)           0.09            (2.93)           0.11           (2.24)          0.12
      -------         -------         --------        --------        --------         ------
           --              --               --              --              --             --
           --              --               --              --              --             --
      -------         -------         --------        --------        --------         ------
           --              --               --              --              --             --
      -------         -------         --------        --------        --------         ------
      $  7.83         $ 10.09         $  10.25        $  13.18        $   7.88         $10.12
      =======         =======         ========        ========        ========         ======
       (22.40)%          0.90%          (22.23)%          0.84%         (22.13)%         1.20%
         1.50%           1.50%            1.25%           1.25%           1.18%          1.18%
         1.43%           1.50%            1.19%           1.25%           1.11%          1.18%
         1.82%         123.38%            1.51%           1.52%           1.60%         76.30%
        (0.44)%         (0.28)%          (0.19)%         (0.13)%         (0.12)%         0.12%
        (0.83)%       (122.16)%          (0.51)%         (0.40)%         (0.61)%       (75.00)%
       160.46%          91.89%          160.46%          91.89%         160.46%         91.89%
      $12,878         $   115         $232,992        $321,743        $  4,869         $   81
      =======         =======         ========        ========        ========         ======

                       See Notes to Financial Statements.

                                                                  INTERNATIONAL EQUITY FUND
                                ---------------------------------------------------------------------------------------------
                                        RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
                                -----------------------------   -----------------------------   -----------------------------
                                FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                   ENDED        08/27/01* TO       ENDED        08/27/01* TO       ENDED        08/27/01* TO
                                  12/31/02        12/31/01        12/31/02        12/31/01        12/31/02        12/31/01
                                ------------   --------------   ------------   --------------   ------------   --------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE -- BEGINNING
  OF PERIOD                       $  9.43         $ 10.00         $  11.09        $  11.66        $  9.50          $10.00
                                  -------         -------         --------        --------        -------          ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       0.06           (0.01)#           0.11            0.01           0.11              --++
  Realized and unrealized loss
     on investments -- net          (1.21)          (0.53)           (1.43)          (0.55)         (1.22)          (0.47)
                                  -------         -------         --------        --------        -------          ------
     Total from investment
       operations                   (1.15)          (0.54)           (1.32)          (0.54)         (1.11)          (0.47)
                                  -------         -------         --------        --------        -------          ------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
     investment income              (0.09)          (0.03)           (0.11)          (0.03)         (0.13)          (0.03)
  Distributions from capital
     gains                             --              --               --              --             --              --
  Return of capital                    --+             --               --+             --             --+             --
                                  -------         -------         --------        --------        -------          ------
     Total dividends and
       distributions                (0.09)          (0.03)           (0.11)          (0.03)         (0.13)          (0.03)
                                  -------         -------         --------        --------        -------          ------
NET ASSET VALUE -- END OF THE
  PERIOD                          $  8.19         $  9.43         $   9.66        $  11.09        $  8.26          $ 9.50
                                  =======         =======         ========        ========        =======          ======
Total Return (1)                   (12.18)%         (5.40)%         (11.94)%         (4.61)%       (11.72)%         (4.69)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                1.37%           1.45%            1.15%           1.15%          0.96%           0.96%
  Expenses -- including
     expense reduction (2)           1.34%           1.45%            1.12%           1.15%          0.93%           0.96%
  Expenses -- before waivers
     and reimbursements (2)          1.64%         256.83%            1.35%           1.37%          1.43%          88.97%
  Investment income (loss) --
     net (2)                         0.88%          (0.32)%           1.00%           0.28%          1.29%           0.11%
  Investment income (loss) --
     excluding waivers and
     expense reduction (2)           0.58%        (255.70)%           0.77%           0.06%          0.79%         (87.90)%
  Portfolio turnover rate (1)       30.13%          20.05%           30.13%          20.05%         30.13%          20.05%
Net Assets -- end of the
  period (000's)                  $14,078         $    51         $698,704        $795,363        $ 5,416          $   27
                                  =======         =======         ========        ========        =======          ======

---------------

 *  Commencement of operations

++  Amount represents less than $0.01 per share.
  #   Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS

AB Funds Trust (the "Trust") was organized as a Delaware business trust on March 2, 2000. The Trust has established thirteen series (each a "Fund" and together, the "Funds"). Each Fund is a diversified, open-end management investment company and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund are each referred to as a "Blended Fund" and together are referred to as the "Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund." There are three classes of shares issued by the Trust -- the Retail Class, Retirement Class and Institutional Class. The Blended Funds consist of a Retail Class and Retirement Class. All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments and the Blended Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Blended Funds are commonly referred to as "Fund of Funds".

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price on the principal exchange on which they were traded, or, in the absence of any sale, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities, which approximates market value.

The Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

B. REPURCHASE AGREEMENTS

Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract.

     FINANCIAL FUTURES CONTRACTS -- The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS -- The Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and this party's ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

     FORWARD FOREIGN EXCHANGE CONTRACTS -- The International Equity Fund and the Bond Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The International Equity Fund and the Bond Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     FOREIGN CURRENCY OPTIONS AND FUTURES -- The International Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

     TBAS -- The Bond Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above.

     SWAP AGREEMENTS -- Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds may enter into interest rate and credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps. Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities may be set aside as collateral by the funds custodian.

D. FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

E. FEDERAL INCOME TAXES

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

F. DIVIDENDS TO SHAREHOLDERS

The Money Market Fund declares a dividend daily and payable monthly equal to its net investment income for that day. The Bond Funds declare and pay dividends from net investment income monthly. The Equity Index Fund, Value Equity Fund and Growth Equity Fund declare and pay dividends from net investment income semi-annually. The Small Cap Equity Fund, International Equity Fund and the Blended Funds declare and pay dividends from net investment income annually. The Funds declare and pay distributions from capital gains, if available, annually. Distributions to shareholders are recorded on the ex-dividend date.

G. SECURITY TRANSACTIONS, INCOME AND REALIZED GAINS AND LOSSES

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are identified on an identified cost basis.

H. EXPENSES

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as printing, transfer agent, service and distribution fees.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEES

Pursuant to a separate investment advisory agreement, SBC Financial Services, Inc. ("SBCFS" or "Investment Advisor") acts as the Investment Advisor to the Funds. As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee.

SBCFS and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund's investments. Under the general supervision of SBCFS, the sub-advisers make the day-to-day invest-ment decisions for the Select Funds and for such services each sub-adviser receives a fee from the Funds.

The advisory fees paid to SBCFS and aggregate sub-advisory fees paid to the sub-advisers are computed daily based upon the net assets of each Fund. The actual advisory and sub-advisory fees accrued during the year ended December 31, 2002, based upon average daily net assets, were as follows:

FUND                      ADVISORY FEES    SUB-ADVISOR FEES
----                      -------------    ----------------
Flexible Income                .10%               --
Growth & Income                .10%               --
Capital Opportunities          .10%               --
Global Equity                  .10%               --
Money Market                   .14%              .07%
Low-Duration Bond              .20%              .21%
Medium-Duration Bond           .23%              .21%
Extended-Duration Bond         .27%              .23%
Equity Index                   .14%              .03%
Value Equity                   .43%              .26%
Growth Equity                  .48%              .27%
Small Cap Equity               .30%              .80%
International Equity           .47%              .50%

For the year ended December 31, 2002, advisory fees and waivers for each Fund were as follows:

                          GROSS                     NET ADVISORY
                       ADVISORY FEE     WAIVERS         FEE
                       ------------   -----------   ------------
Flexible Income         $  282,483    $  (109,960)   $  172,523
Growth & Income          1,095,029        (26,334)    1,068,695
Capital Opportunities      818,608        (63,707)      754,901
Global Equity              720,202        (81,477)      638,725
Money Market             1,281,173        (84,126)    1,197,047
Low-Duration Bond        1,600,792       (507,920)    1,092,872
Medium-Duration Bond     1,879,036       (830,794)    1,048,242
Extended-Duration
  Bond                   1,112,377       (123,825)      988,552
Equity Index               488,262       (166,090)      322,172
Value Equity             4,558,595       (423,135)    4,135,460
Growth Equity            5,682,637     (1,156,668)    4,525,969
Small Cap Equity           857,575       (532,340)      325,235
International Equity     3,594,515     (1,255,540)    2,338,975

B. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Board of Trustees has adopted Shareholder Service Plans for the Retirement and Retail Class of each Select Fund ("Service Plans") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"). Under the Service Plans, the Retail Class and Retirement Class of each Select Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The Retail Class and the Retirement Class of each Select Fund are authorized to pay service fees of 0.15% and 0.19% of average daily net assets, respectively. Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate the Annuity Board, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the Retail Class of each Select Fund and 0.06% by the Retail Class of each Blended Fund.

C. EXPENSE LIMITATION

SBCFS has agreed, through July 15, 2003, to waive fees and reimburse expenses of the Retail Class, Retirement Class and the Institutional Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each class's average daily net assets as follows:

                            RETAIL   RETIREMENT   INSTITUTIONAL
FUND                        CLASS      CLASS          CLASS
----                        ------   ----------   -------------
Flexible Income               .48%       .13%           --
Growth & Income               .48%       .13%           --
Capital Opportunities         .48%       .13%           --
Global Equity                 .48%       .13%           --
Money Market                  .75%       .46%          .25%
Low-Duration Bond             .85%       .61%          .45%
Medium-Duration Bond          .90%       .62%          .50%
Extended-Duration Bond       1.05%       .73%          .65%
Equity Index                  .45%       .40%          .25%
Value Equity                 1.15%       .90%          .76%
Growth Equity                1.15%       .90%          .78%
Small Cap Equity             1.50%      1.25%         1.18%
International Equity         1.45%      1.15%          .96%

D. BROKERAGE SERVICE AND OTHER ARRANGEMENTS

The Investment Advisor directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds. The amount of expenses paid through Brokerage Service Arrangements for the year ended December 31, 2002 were as follows:

                                       EXPENSES PAID
                                     THROUGH BROKERAGE
FUND                                SERVICE ARRANGEMENTS
----                                --------------------
Value Equity                              $353,186
Growth Equity                              282,817
Small Cap Equity                           173,941
International Equity                       232,242

In addition, the Funds have entered into arrangements with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each Fund's expenses. During the year ended December 31, 2002, expenses reduced were as follows:

                                          REDUCTION TO
FUND                                        EXPENSES
----                                      ------------
Flexible Income                             $    479
Growth & Income                                   90
Capital Opportunities                          1,210
Global Equity                                    467
Money Market                                   4,663
Low-Duration Bond                             51,708
Medium-Duration Bond                          61,191
Extended-Duration Bond                           884
Equity Index                                     811
Value Equity                                   1,852
Growth Equity                                    530
Small Cap Equity                                 961
International Equity                             542

E. ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR

Certain employees of PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., are officers of the Funds. PFPC serves as Administrator and Transfer agent of the Funds. For its services as Administrator, PFPC is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees currently range between .008% and .11% of average net assets, excluding out of pocket expenses. Certain fee waivers may apply. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees, transaction charges and fee waivers may apply. For the year ended December 31, 2002, PFPC received $3,934,359 in aggregate fees and expenses (net of waivers of $3,066,113) for services rendered under the various agreements described above.

PFPC Distributors, Inc. ("PDI"), also an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Distributor for the Funds. The Funds do not pay any fees to PDI in its capacity as distributor.

4. SECURITIES LENDING

Through an agreement with Northern Trust (the Funds' custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash, letters of credit or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust. At December 31, 2002, the market values of loaned securities and collateral received were as follows:

                           MARKET VALUE OF    MARKET VALUE OF
FUND                      SECURITIES LOANED     COLLATERAL
----                      -----------------   ---------------
Money Market                $ 27,426,753       $ 28,073,200
Low-Duration Bond            219,596,239        223,287,706
Medium-Duration Bond         140,538,471        143,310,447
Extended-Duration Bond        45,126,437         45,950,784
Equity Index                  13,376,682         13,598,715
Value Equity                  65,284,464         67,128,010
Growth Equity                 57,308,285         58,541,974
Small Cap Equity              75,231,438         76,764,174
International Equity          54,669,834         56,380,175

5. INVESTMENT TRANSACTIONS
For the year ended December 31, 2002, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) aggregated for each Fund are as follows:

                                        SALE AND MATURITY
FUND                      PURCHASES         PROCEEDS
----                     ------------   -----------------
Flexible Income          $ 17,100,000     $ 18,250,000
Growth & Income            79,800,000      117,300,000
Capital Opportunities      65,700,000       65,500,000
Global Equity              44,450,000       53,550,000
Low-Duration Bond         197,814,448      288,871,604
Medium-Duration Bond      426,546,376      472,133,724
Extended-Duration Bond    137,588,705      137,744,825
Equity Index               16,997,825       10,810,348
Value Equity              712,012,240      708,459,209
Growth Equity             576,906,812      465,966,733

                                        SALE AND MATURITY
FUND                      PURCHASES         PROCEEDS
----                     ------------   -----------------
Small Cap Equity         $456,926,486     $438,687,383
International Equity      261,371,899      222,042,744

For the year ended December 31, 2002, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations aggregated for each Fund are as follows:

                                        SALE AND MATURITY
FUND                     PURCHASES          PROCEEDS
----                   --------------   -----------------
Flexible Income        $   20,859,369    $   23,705,039
Growth & Income            50,504,832        56,411,611
Capital Opportunities      17,145,958        20,561,232
Low-Duration Bond       1,140,168,658     1,190,659,147
Medium-Duration Bond    4,660,856,831     4,789,308,419
Extended-Duration
  Bond                     44,335,541        40,998,395

FUTURES CONTRACTS

Investments in securities as of December 31, 2002, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
FLEXIBLE INCOME FUND
  March 2003 S&P 500                             $   89,959                5            $ 1,098,625           $  (21,328)
                                                                                                              ==========
GROWTH & INCOME FUND
  March 2003 S&P 500                                569,734               37              8,129,825           $ (140,634)
                                                                                                              ==========
CAPITAL OPPORTUNITIES FUND
  March 2003 S&P 500                                739,304               49             10,766,525           $ (169,392)
                                                                                                              ==========
GLOBAL EQUITY FUND
  March 2003 S&P 500                                879,588               61             13,403,225           $ (269,813)
                                                                                                              ==========
LOW-DURATION BOND FUND
  March 2003 90-Day Euribor                         163,069               56             14,301,604           $  132,433
  March 2003 2-Year U.S. Treasury Note              214,813              123             26,468,063              314,322
  March 2003 5-Year Euro Bobl                        63,824               48              5,597,490              107,055
  March 2003 10-Year U.S. Treasury Note             840,327              (13)             1,495,609              (56,213)
  June 2003 90-Day Euribor                          297,416              102             26,084,137              114,175
                                                                                                              ----------
                                                                                                              $  611,772
                                                                                                              ==========
MEDIUM-DURATION BOND FUND
  March 2003 U.S. Treasury Bond                       8,411              (13)             1,464,938           $  (51,253)
  March 2003 5-Year U.S. Treasury Note               64,373              (99)            11,211,750             (266,612)
  March 2003 10-Year Euro-Bund                      607,233              484             57,665,362            1,301,249
  March 2003 10-Year U.S. Treasury Note           1,398,073             (153)            17,602,172             (346,843)

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
  March 2003 10-Year U.S. Treasury Note          $  203,068              134            $15,416,281           $  366,688
  December 2003 90-Day Euro                          49,931               38              9,331,375               80,750
  March 2004 90-Day Euro                            262,429              110             26,918,375              187,763
  June 2004 90-Day Euribor                          295,096              119             30,269,159               30,145
                                                                                                              ----------
                                                                                                              $1,301,887
                                                                                                              ==========
EQUITY INDEX FUND
  March 2003 S&P 500                                704,670               30              6,591,750           $ (122,028)
                                                                                                              ==========
VALUE EQUITY FUND
  March 2003 Russell 1000                           129,939                2                465,650           $   (1,966)
  March 2003 S&P 500                              3,808,219              183             40,209,675             (799,527)
                                                                                                              ----------
                                                                                                              $  801,493
                                                                                                              ==========
GROWTH EQUITY FUND
  March 2003 Russell 1000                            45,764                2                465,650           $   (7,841)
  March 2003 S&P 500                              3,757,457              174             38,232,150             (804,855)
                                                                                                              ----------
                                                                                                              $ (812,696)
                                                                                                              ==========
SMALL CAP EQUITY FUND
  March 2003 Russell 2000                           609,591               32              6,131,200           $ (140,281)
  March 2003 S&P 500                                589,842               27              5,932,575             (120,266)
                                                                                                              ----------
                                                                                                              $ (260,547)
                                                                                                              ==========

FOREIGN CURRENCY CONTRACTS

As of December 31, 2002, the following Funds have foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                                                  AMOUNT OF                                AMOUNT OF       NET UNREALIZED
                           CURRENCY TO BE      CURRENCY TO BE       CURRENCY TO BE      CURRENCY TO BE     APPRECIATION/
FUND/EXPIRATION DATE          DELIVERED           DELIVERED            RECEIVED            RECEIVED        (DEPRECIATION)
--------------------      -----------------   -----------------   ------------------   -----------------   --------------
LOW-DURATION BOND FUND
  02/10/2003              European Euro               4,440,000   US Dollars                4,426,680       $  (222,517)
                                                                                                            ===========
MEDIUM-DURATION BOND FUND
  01/24/2003              European Euro                 660,192   US Dollars                  660,192       $   (31,569)
  01/29/2003              Polish Zloty                3,110,989   US Dollars                  769,437           (37,774)
  02/10/2003              European Euro              22,309,000   US Dollars               22,242,074        (1,118,045)
  02/20/2003              European Euro              12,983,423   US Dollars               13,070,591          (519,342)
  03/19/2003              Canadian Dollars           12,417,160   US Dollars                7,971,344           131,928
                                                                                                            -----------
                                                                                                            $(1,574,802)
                                                                                                            ===========
INTERNATIONAL EQUITY
  01/02/2003              Hong Kong Dollars             165,529   US Dollars                   21,224       $        (2)
  01/02/2003              Euro                           76,846   US Dollars                   78,575            (2,063)
  01/02/2003              Singapore Dollars              17,115   US Dollars                    9,855               (12)
  01/02/2003              US Dollars                     13,080   British Pounds                8,153                46

                                                  AMOUNT OF                                AMOUNT OF       NET UNREALIZED
                           CURRENCY TO BE      CURRENCY TO BE       CURRENCY TO BE      CURRENCY TO BE     APPRECIATION/
FUND/EXPIRATION DATE          DELIVERED           DELIVERED            RECEIVED            RECEIVED        (DEPRECIATION)
--------------------      -----------------   -----------------   ------------------   -----------------   --------------
INTERNATIONAL EQUITY
  01/02/2003              US Dollars                     59,583   Euro                         56,934       $       161
  01/03/2003              US Dollars                      6,378   Swiss Francs                  8,864                33
  01/03/2003              US Dollars                      9,003   Norwegian Krone              62,840                68
  01/06/2003              Japanese Yen               21,292,092   US Dollars                  177,360            (2,062)
  01/06/2003              Singapore Dollars               3,888   US Dollars                    2,240                (2)
  01/06/2003              US Dollars                     10,307   British Pounds                6,424                35
  01/07/2003              Japanese Yen               11,247,053   US Dollars                   93,686            (1,089)
  01/07/2003              US Dollars                      5,967   Swedish Krona                52,229                27
  01/15/2003              Japanese Yen               70,430,360   European Euro               582,647            16,687
  02/21/2003              Canadian Dollar             1,374,106   European Euro               863,402            35,288
  02/24/2003              Japanese Yen               98,070,390   European Euro               803,789            12,809
  02/26/2003              Japanese Yen              168,407,250   European Euro             1,385,383            27,131
  03/12/2003              Japanese Yen               32,035,157   European Euro               274,208            15,838
  03/31/2003              Japanese Yen              373,387,535   European Euro             3,165,643           150,014
  04/22/2003              Japanese Yen               71,432,250   European Euro               595,070            16,607
  06/09/2003              Japanese Yen               78,854,300   European Euro               640,311            (1,427)
                                                                                                            -----------
                                                                                                            $   268,087
                                                                                                            ===========

OPTIONS WRITTEN

Transactions in options written for the year ended December 31, 2002, were as follows:

                                                              NUMBER OF     PREMIUMS
LOW-DURATION BOND FUND                                        CONTRACTS     RECEIVED
----------------------                                        ---------    -----------
Options written, 12/31/01                                          18      $    13,403
                                                               ------      -----------
Options written                                                    --               --
Option expired                                                    (18)         (13,403)
Options closed                                                     --               --
                                                               ------      -----------
Options written, 12/31/02                                          --      $        --
                                                               ======      ===========

                                                              NUMBER OF     PREMIUMS
MEDIUM-DURATION BOND FUND                                     CONTRACTS     RECEIVED
-------------------------                                     ---------    -----------
Options written, 12/31/01                                       3,686      $ 1,145,578
                                                               ------      -----------
Options written                                                 7,597        1,961,251
Option expired                                                 (1,386)        (214,748)
Options closed                                                 (4,407)      (1,338,216)
                                                               ------      -----------
Options written, 12/31/02                                       5,490      $ 1,553,865
                                                               ======      ===========

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the year ended December 31, 2002 and the period ended December 31, 2001, are as follows:

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
FLEXIBLE INCOME FUND                          SHARES             VALUE              SHARES               VALUE
--------------------                      --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,670,545    $    16,393,393            32,681       $      324,171
Retirement Class                               3,611,419         46,311,965        23,462,107          311,476,166
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                     107,505            980,449               430                4,226
Retirement Class                                 987,456         12,264,206           399,833            5,257,806
SHARES REDEEMED:
Retail Class                                     (30,529)          (292,173)               --                   --
Retirement Class                              (5,132,185)       (66,166,610)       (2,067,894)         (27,266,300)
                                          --------------    ---------------     -------------       --------------
Net increase                                   1,214,211    $     9,491,230        21,827,157       $  289,796,069
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
GROWTH & INCOME FUND                          SHARES             VALUE              SHARES               VALUE
--------------------                      --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,804,916    $    17,382,391           136,021       $    1,303,931
Retirement Class                              10,191,589        126,341,627        91,378,087        1,253,171,503
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                     165,812          1,385,998             2,912               28,340
Retirement Class                               5,235,297         62,038,270         1,474,435           19,831,156
SHARES REDEEMED:
Retail Class                                     (69,225)          (640,608)           (1,629)             (16,113)
Retirement Class                             (15,192,703)      (189,399,981)       (6,822,476)         (91,088,550)
                                          --------------    ---------------     -------------       --------------
Net increase                                   2,135,686    $    17,107,697        86,167,350       $1,183,230,267
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
CAPITAL OPPORTUNITIES FUND                    SHARES             VALUE              SHARES               VALUE
--------------------------                --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,164,775    $    11,131,515            33,758       $      325,853
Retirement Class                               6,015,900         72,058,224        70,081,086          959,163,600
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                      58,034            467,756               325                3,170
Retirement Class                               2,467,745         27,712,780           536,066            7,194,005
SHARES REDEEMED:
Retail Class                                     (26,707)          (232,493)               --                   --
Retirement Class                              (7,786,137)       (92,920,831)       (4,508,067)         (59,765,166)
                                          --------------    ---------------     -------------       --------------
Net increase                                   1,893,610    $    18,216,951        66,143,168       $  906,921,462
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
GLOBAL EQUITY FUND                            SHARES             VALUE              SHARES               VALUE
------------------                        --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,668,192    $    15,788,091            21,306       $      201,726
Retirement Class                               4,934,351         56,608,076        66,069,047          892,935,217
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                      18,489            142,735                53                  517
Retirement Class                                 601,538          6,310,135           133,473            1,767,179
SHARES REDEEMED:
Retail Class                                     (33,843)          (271,873)               --                   --
Retirement Class                              (7,942,881)       (91,353,777)       (4,538,012)         (58,756,650)
                                          --------------    ---------------     -------------       --------------
Net increase (decrease)                         (754,154)   $   (12,776,613)       61,685,867       $  836,147,989
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
MONEY MARKET FUND                             SHARES             VALUE              SHARES               VALUE
-----------------                         --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                  18,106,642    $    18,106,642           961,236       $      961,236
Retirement Class                           2,391,998,542      2,391,998,542     1,934,765,473        1,934,801,090
Institutional Class                            6,411,127          6,411,127            25,010               25,010
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                     213,286            213,286             1,982                1,982
Retirement Class                               9,311,070          9,311,070         7,543,463            7,543,463
Institutional Class                               98,177             98,177               163                  163
SHARES REDEEMED:
Retail Class                                  (2,568,089)        (2,568,089)         (175,354)            (175,354)
Retirement Class                          (2,491,264,245)    (2,491,264,245)     (946,090,015)        (946,090,015)
Institutional Class                           (1,041,113)        (1,041,113)               --                   --
                                          --------------    ---------------     -------------       --------------
Net increase (decrease)                      (68,734,603)   $   (68,734,603)      997,031,958       $  997,067,575
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
LOW-DURATION BOND FUND                        SHARES             VALUE              SHARES               VALUE
----------------------                    --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,793,207    $    17,762,300           358,357       $    3,535,620
Retirement Class                              10,218,265        134,402,258        66,179,657          867,335,378
Institutional Class                              607,288          6,000,000             2,486               25,010
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                     122,635          1,206,161               242                2,397
Retirement Class                               2,813,339         36,945,105         1,398,658           18,373,938
Institutional Class                               40,373            395,941                64                  638
SHARES REDEEMED:
Retail Class                                    (123,568)        (1,220,973)           (7,885)             (77,893)
Retirement Class                             (17,206,689)      (226,065,358)       (5,366,152)         (70,738,536)
Institutional Class                               (2,556)           (25,249)               --                   --
                                          --------------    ---------------     -------------       --------------
Net increase (decrease)                       (1,737,706)   $   (30,599,815)       62,565,427       $  818,456,552
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
MEDIUM-DURATION BOND FUND                     SHARES             VALUE              SHARES               VALUE
-------------------------                 --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,906,394    $    18,677,236            20,268       $      202,813
Retirement Class                              16,093,582        218,282,492        63,292,088          859,444,272
Institutional Class                              689,176          6,727,106             2,501               25,010
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                     183,456          1,767,411               371                3,624
Retirement Class                               4,320,283         58,449,894         1,960,327           26,414,149
Institutional Class                               72,704            696,779               101                  984
SHARES REDEEMED:
Retail Class                                     (78,013)          (760,212)           (7,985)             (80,329)
Retirement Class                             (25,611,700)      (346,415,094)       (3,329,699)         (45,141,066)
Institutional Class                               (2,609)           (25,441)               --                   --
                                          --------------    ---------------     -------------       --------------
Net increase (decrease)                       (2,426,727)   $   (42,599,829)       61,937,972       $  840,869,457
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
EXTENDED-DURATION BOND FUND                   SHARES             VALUE              SHARES               VALUE
---------------------------               --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,780,621    $    17,558,639           893,745       $    8,785,829
Retirement Class                               9,912,940        141,473,893        31,293,941          449,964,265
Institutional Class                              602,410          6,000,000             2,541               25,010
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                     272,045          2,612,870               576                5,666
Retirement Class                               2,110,905         30,277,376           712,974           10,172,189
Institutional Class                               72,741            698,808                78                  765
SHARES REDEEMED:
Retail Class                                    (346,633)        (3,336,503)          (24,190)            (238,049)
Retirement Class                             (12,725,946)      (181,561,981)       (3,865,643)         (55,524,913)
Institutional Class                               (2,630)           (26,174)               --                   --
                                          --------------    ---------------     -------------       --------------
Net increase                                   1,676,453    $    13,696,928        29,014,022       $  413,190,762
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
EQUITY INDEX FUND                             SHARES             VALUE              SHARES               VALUE
-----------------                         --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,723,247    $    16,231,143            37,845       $      357,819
Retirement Class                               4,534,401         59,262,983        30,249,421          486,916,130
Institutional Class                              638,298          6,000,000             2,855               25,010
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                      43,629            335,885               394                3,817
Retirement Class                                 359,710          4,534,816           166,366            2,614,997
Institutional Class                               17,473            133,846                31                  305
SHARES REDEEMED:
Retail Class                                     (30,424)          (244,278)             (117)                (999)
Retirement Class                              (5,822,653)       (79,608,284)       (4,746,579)         (71,615,945)
Institutional Class                               (2,887)           (26,469)               --                   --
                                          --------------    ---------------     -------------       --------------
Net increase                                   1,460,794    $     6,619,642        25,710,216       $  418,301,134
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
VALUE EQUITY FUND                             SHARES             VALUE              SHARES               VALUE
-----------------                         --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,792,054    $    16,791,746            17,388       $      162,463
Retirement Class                               5,902,283         76,944,949        82,702,775        1,254,555,266
Institutional Class                              682,607          6,440,400             7,992               75,010
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                      40,519            338,252               113                1,028
Retirement Class                               1,234,129         15,730,370           352,364            5,063,466
Institutional Class                               17,310            145,231                20                  195
SHARES REDEEMED:
Retail Class                                     (44,669)          (369,131)               --                   (1)
Retirement Class                              (7,492,522)      (100,715,917)       (3,503,423)         (49,930,028)
Institutional Class                              (30,628)          (236,697)               --                   --
                                          --------------    ---------------     -------------       --------------
Net increase                                   2,101,083    $    15,069,203        79,577,229       $1,209,927,399
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
GROWTH EQUITY FUND                            SHARES             VALUE              SHARES               VALUE
------------------                        --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,802,792    $    17,029,868            31,531       $      297,875
Retirement Class                              17,230,594        217,156,015        91,254,249        1,448,096,078
Institutional Class                              644,374          6,165,400             2,935               25,010
SHARES REDEEMED:
Retail Class                                     (55,258)          (429,932)              (36)                (300)
Retirement Class                             (10,369,145)      (134,588,500)       (4,620,298)         (70,747,205)
Institutional Class                               (2,935)           (27,620)               --                   --
                                          --------------    ---------------     -------------       --------------
Net increase                                   9,250,422    $   105,305,231        86,668,381       $1,377,671,458
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
SMALL CAP EQUITY FUND                         SHARES             VALUE              SHARES               VALUE
---------------------                     --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,677,766    $    16,348,685            11,387       $      108,700
Retirement Class                               8,191,337         98,180,698        26,809,369          348,635,485
Institutional Class                              639,470          6,285,000             7,994               75,010
SHARES REDEEMED:
Retail Class                                     (43,559)          (364,433)               --                   --
Retirement Class                              (9,860,076)      (120,314,748)       (2,406,195)         (30,459,970)
Institutional Class                              (29,239)          (229,684)               --                   --
                                          --------------    ---------------     -------------       --------------
Net increase (decrease)                          575,699    $       (94,482)       24,422,555       $  318,359,225
                                          ==============    ===============     =============       ==============

                                                                               FOR THE PERIOD 8/27/01 (COMMENCEMENT
                                             FOR THE YEAR ENDED 12/31/02          OF OPERATIONS) THROUGH 12/31/01
                                          ---------------------------------    -------------------------------------
INTERNATIONAL EQUITY FUND                     SHARES             VALUE              SHARES               VALUE
-------------------------                 --------------    ---------------    ----------------    -----------------
SHARES SOLD:
Retail Class                                   1,716,277    $    15,791,132             5,391       $       49,841
Retirement Class                               9,250,407         97,896,260        73,765,697          858,155,144
Institutional Class                              645,856          6,000,000             2,872               25,010
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                      18,906            154,094                14                  127
Retirement Class                                 787,451          7,567,407           207,071            2,242,578
Institutional Class                                9,920             81,443                 9                   86
SHARES REDEEMED:
Retail Class                                     (21,992)          (188,156)              (23)                (200)
Retirement Class                              (9,425,678)       (99,683,230)       (2,283,997)         (24,763,419)
Institutional Class                               (2,881)           (26,444)               --                   --
                                          --------------    ---------------     -------------       --------------
Net increase                                   2,978,266    $    27,592,506        71,697,034       $  835,709,167
                                          ==============    ===============     =============       ==============

7. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated October 22, 2002, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund Shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. Each Fund had no borrowings outstanding during the period ended December 31, 2002.

8. FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, investments in passive foreign investment companies ("PFIC") and excise tax regulations. Distributions paid during 2002 and 2001 were characterized as follows for tax purposes:

                        ORDINARY      LONG-TERM     RETURN OF      TOTAL
FUND                     INCOME      CAPITAL GAIN    CAPITAL    DISTRIBUTION
----                   -----------   ------------   ---------   ------------
Flexible Income
  2002                 $ 9,781,693   $ 3,462,350          --    $13,244,043
  2001                   5,262,245            --          --      5,262,245
Growth & Income
  2002                  37,309,441    26,116,347          --     63,425,788
  2001                  19,859,687            --          --     19,859,687
Capital Opportunities
  2002                  18,417,652     9,766,603          --     28,184,255
  2001                   7,197,203            --          --      7,197,203
Global Equity
  2002                   6,452,783            --          --      6,452,783
  2001                   1,767,706            --          --      1,767,706
Money Market
  2002                  14,515,587            --          --     14,515,587
  2001                   9,627,051            --          --      9,627,051
Low-Duration Bond
  2002                  36,617,084     1,930,128          --     38,547,212
  2001                  17,519,939       857,035          --     18,376,974
Medium-Duration Bond
  2002                  55,633,960     5,292,354          --     60,926,314
  2001                  24,823,427     1,462,206    $133,123     26,418,756
Extended-Duration Bond
  2002                  30,750,822     2,838,223          --     33,589,045
  2001                  10,178,620            --          --     10,178,620
Equity Index
  2002                   4,604,015       400,546          --      5,004,561
  2001                   2,619,072            --          --      2,619,072
Value Equity
  2002                  16,185,464            --     138,432     16,323,896
  2001                   5,064,689            --          --      5,064,689
International Equity
  2002                   7,623,004            --     179,894      7,802,898
  2001                   2,242,791            --          --      2,242,791

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                         UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                           ORDINARY        LONG-TERM      APPRECIATION
FUND                        INCOME       CAPITAL GAIN    (DEPRECIATION)
----                     -------------   -------------   --------------
Flexible Income           $   256,761    $   1,000,540   $  33,849,224
Growth & Income             2,403,833        1,676,036      33,673,734
Capital Opportunities       1,184,631               --     (50,529,886)
Global Equity                  62,062       (3,248,256)    (93,922,853)
Money Market                      677               --              --
Low-Duration Bond             694,345           33,766      14,196,094
Medium-Duration Bond       (1,007,669)       2,645,878      15,319,289
Extended-Duration Bond        280,593          794,441      22,382,383
Equity Index                   47,048       (8,362,710)    (52,495,574)
Value Equity                       --      (77,865,680)   (130,278,862)
Growth Equity                      --     (220,583,639)   (274,744,001)
Small Cap Equity                   --      (42,666,278)    (17,074,948)
International Equity          (45,034)     (79,907,298)   (126,884,589)

For federal income tax purposes, capital loss carryovers, and their expiration dates, were as follows as of December 31, 2002:

                          EXPIRING       EXPIRING
                         12/31/2009     12/31/2010       TOTAL
                         -----------   ------------   ------------
Global Equity                     --   $  1,756,387   $  1,756,387
Equity Index                      --      7,742,596      7,742,596
Value Equity             $23,196,868     52,021,529     75,218,397
Growth Equity             65,899,400    125,035,753    190,935,153
Small Cap Equity           8,075,533     31,824,778     39,900,311
International Equity      11,896,098     57,870,668     69,766,766

For federal income tax purposes, post-October loss deferrals, which will reverse in 2003, were as follows as of December 31, 2002:

FUND                          CAPITAL     FX AND PFIC      TOTAL
----                        -----------   -----------   -----------
Global Equity               $ 1,491,869          --     $ 1,491,869
Low-Duration Bond                    --    $234,243         234,243
Medium-Duration Bond                 --     212,934         212,934
Equity Index                    620,114          --         620,114
Value Equity                  2,647,283          --       2,647,283
Growth Equity                29,648,486          --      29,648,486
Small Cap Equity              2,765,967          --       2,765,967
International Equity         10,140,532      45,034      10,185,566

At December 31, 2002, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                       NET UNREALIZED
                       APPRECIATION/    APPRECIATED     DEPRECIATED
FUND                   (DEPRECIATION)    SECURITIES      SECURITIES
----                   --------------   ------------   --------------
Flexible Income        $  33,849,224    $ 45,002,391   $ (11,153,167)
Growth & Income           33,673,734     110,916,837     (77,243,103)
Capital Opportunities    (50,529,885)     33,284,630     (83,814,515)
Global Equity            (93,922,852)        599,419     (94,522,271)
Money Market                      --              --              --
Low-Duration Bond         13,638,187      18,117,785      (4,479,598)
Medium-Duration Bond      18,058,508      32,419,955     (14,361,447)
Extended-Duration
  Bond                    22,361,948      39,516,533     (17,154,585)
Equity Index             (52,495,576)     41,457,395     (93,952,971)
Value Equity            (130,278,862)     49,693,161    (179,972,023)
Growth Equity           (274,744,002)     38,115,350    (312,859,352)
Small Cap Equity         (17,074,947)     16,431,847     (33,506,794)
International Equity    (126,980,448)     48,474,425    (175,454,873)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

At December 31, 2002, the aggregate cost for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

FUND
----
Flexible Income                                   $  246,159,270
Growth & Income                                    1,002,705,857
Capital Opportunities                                806,079,741
Global Equity                                        722,601,919
Money Market                                         926,366,323
Low-Duration Bond                                    790,671,690
Medium-Duration Bond                                 941,084,751
Extended-Duration Bond                               405,746,518
Equity Index                                         364,876,988
Value Equity                                       1,088,719,999
Growth Equity                                      1,344,341,041
Small Cap Equity                                     268,933,990
International Equity                                 843,585,974

At December 31, 2002, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The following amounts were reclassified within the capital accounts:

                                                     ACCUMULATED NET
                                                      REALIZED GAIN
                                                        (LOSS) ON
                                      ACCUMULATED    INVESTMENTS AND
                          PAID IN    UNDISTRIBUTED      CURRENCY
FUND                      CAPITAL       INCOME        TRANSACTIONS
----                     ---------   -------------   ---------------
Flexible Income                 --     $   (1,036)     $     1,036
Growth & Income                 --           (874)             874
Capital Opportunities           --          1,155           (1,155)
Low-Duration Bond               --      1,002,511       (1,002,511)
Medium-Duration Bond            --      1,617,834       (1,617,834)
Extended-Duration Bond          --         36,744          (36,744)
Equity Index             $       1        (10,901)          10,900
Value Equity              (138,433)        13,021          125,412
Growth Equity             (609,356)       609,038              318
Small Cap Equity          (639,212)       600,195           39,017
International Equity      (179,894)       957,329         (777,435)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AB Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund (constituting AB Funds Trust, hereafter referred to as the "Trust") at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the period August 27, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 12, 2003

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 262-0511.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DATE OF BIRTH), ADDRESS AND  AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
----------------------------------  --------------     -----------------------     ----------       -------------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Michael R. Buster (11/18/57)     Since 2002    Executive Pastor, Prestonwood     13       None
 3656 Bridle Road                                   Baptist Church,
 Prosper, TX 75078                                  1989 - present
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Earl B. Patrick (6/3/44)         Since 2000    President and Chief Operating     13       Earl B. Patrick,
 Jim Stewart Realtors, Inc.                         Officer, Jim Stewart,                      Inc. -- President and
 500 N. Valley Mills Drive                          Realtors, Inc. d/b/a Coldwell              Director, JSR Building
 Waco, TX 76710                                     Banker Jim Stewart, Realtors,              Partnership -- Managing
 Trustee                                            1975 - present.                            Partner, JSR Land
                                                                                               Partnership -- Managing
                                                                                               Partner, Meadowlake
                                                                                               Center -- General Partner,
                                                                                               Waco Assn. of
                                                                                               Realtors -- Director, Baylor
                                                                                               Foundation -- Director, All
                                                                                               Peoples -- Director, Face to
                                                                                               Face Ministries,
                                                                                               Inc. -- Director
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Joseph A. Mack (11/22/39)        Since 2002    Director, Office of Public        13       None
 3400 Wilmot Ave.                                   Policy, South Carolina
 Columbia, SC 29205                                 Baptist Convention,
 Trustee                                            1999 - present
--------------------------------------------------------------------------------------------------------------------------------
 Mr. James Ray Taylor (10/19/33)      Since 2002    Retired 12/31/1994,               13       None
 3009 Tanglewood Park West                          Trustee -- Annuity Board,
 Fort Worth, Texas 76109                            1990 - 2000
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
--------------------------------------------------------------------------------------------------------------------------------
 Gerald B. Jones (5/24/32)            Since 2000    Owner, Jones Motorcars, Inc.      13       Annuity Board -- Trustee,
 Jones Motorcars, Inc.                              1957 - Present                             Director, Bank of Arkansas,
 3535 N. College Avenue                                                                        1996 - Present.
 Fayetteville, AR 72703-5108
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 George Tous Van Nijkerk (8/12/39)    Since 2000    Administrative Services           13       Annuity Board -- Trustee
 2401 Cedar Springs Road                            Director, Providence Baptist
 Dallas, Texas 75201-1498                           Church, 1991 - Present.
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Billinger (12/5/46)       Since 2000    Executive Officer and             N/A                   N/A
 2401 Cedar Springs Road                            Treasurer, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Treasurer                       Convention, 1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Rodric E. Cummins (6/28/57)          Since 2000    Executive Officer and Chief       N/A                   N/A
 2401 Cedar Springs Road                            Investment Officer, Annuity
 Dallas, TX 75201-1407                              Board of the Southern Baptist
 Vice President and Investment                      Convention, 1998 - Present;
 Officer                                            Baptist Foundation of Texas
                                                    1984 - 1998.
--------------------------------------------------------------------------------------------------------------------------------
 O.S. Hawkins (8/6/47)                Since 2000    President and CEO, Annuity        N/A                   N/A
 2401 Cedar Springs Road                            Board of the Southern Baptist
 Dallas, TX 75201-1407                              Convention, 1997 - Present.
 President
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DATE OF BIRTH), ADDRESS AND  AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
----------------------------------  --------------     -----------------------     ----------       -------------------
 John R. Jones (12/6/53)              Since 2000    Executive Vice President and      N/A                   N/A
 2401 Cedar Springs Road                            Chief Operating Officer,
 Dallas, TX 75201-1407                              Annuity Board of the Southern
 Senior Vice President                              Baptist Convention,
                                                    1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Rodney R. Miller (5/23/53)           Since 2000    General Counsel, Legal and        N/A                   N/A
 2401 Cedar Springs Road                            Compliance, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Secretary                       Convention, 1995 - Present.


-------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Messrs. Tous Van Nijkerk and Jones serve as trustees and are to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended.

           [AB FUNDS LOGO]

           2401 Cedar Springs Rd., Dallas, TX 75201-1498
           P.O. Box 2190, Dallas, TX 75221-2190
           1.800.262.0511 - www.absbc.org



                                    Funds distributed by PFPC Distributors, Inc.
                                                                  760 Moore Road
                                                       King of Prussia, PA 19406

           Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72
                                                               Rev. 2/03    2233
           5279    2/03    2M